UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II
BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2026

Date of reporting period: 01/31/2026

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.
BlackRock Dynamic High Income Portfolio

Institutional Shares | BDHIX

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$34	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,450,315,646
Number of Portfolio Holdings...
3,249
Portfolio Turnover Rate...
66%

What did the Fund invest in?

(as of January 31, 2026)

Ten largest holdings

Portfolio composition

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Broad USD High Yield Corporate Bond ETF...
2.1%
iShares Core MSCI Emerging Markets ETF...
2.0
iShares Core Dividend Growth ETF...
1.5
JPMorgan Structured Products BV (NVIDIA Corp.), 23.66%, 03/24/26...
0.6
Barclays Bank plc (NVIDIA Corp.), 20.36%, 02/04/26...
0.6
Royal Bank of Canada (NVIDIA Corp.), 20.54%, 02/13/26...
0.6
Citigroup, Inc. (NVIDIA Corp.), 19.51%, 03/06/26...
0.6
Societe Generale SA (Apple, Inc.), 12.01%, 03/17/26...
0.5
Barclays Bank plc (Apple, Inc.), 15.15%, 03/03/26...
0.5
Morgan Stanley & Co. LLC (Apple, Inc.), 13.42%, 02/10/26...
0.5
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
31.1%
Common Stocks...
22.3
Corporate Bonds...
13.8
Floating Rate Loan Interests...
10.1
Asset-Backed Securities...
8.9
Investment Companies...
5.7
Foreign Government Obligations...
3.4
Non-Agency Mortgage-Backed Securities...
3.3
Preferred Securities...
1.1
Foreign Agency Obligations...
0.2
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Dynamic High Income Portfolio

Institutional Shares | BDHIX

Semi-Annual Shareholder Report — January 31, 2026

BDHIX-01/26-SAR

BlackRock Dynamic High Income Portfolio

Investor A Shares | BDHAX

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$47	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,450,315,646
Number of Portfolio Holdings...
3,249
Portfolio Turnover Rate...
66%

What did the Fund invest in?

(as of January 31, 2026)

Ten largest holdings

Portfolio composition

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Broad USD High Yield Corporate Bond ETF...
2.1%
iShares Core MSCI Emerging Markets ETF...
2.0
iShares Core Dividend Growth ETF...
1.5
JPMorgan Structured Products BV (NVIDIA Corp.), 23.66%, 03/24/26...
0.6
Barclays Bank plc (NVIDIA Corp.), 20.36%, 02/04/26...
0.6
Royal Bank of Canada (NVIDIA Corp.), 20.54%, 02/13/26...
0.6
Citigroup, Inc. (NVIDIA Corp.), 19.51%, 03/06/26...
0.6
Societe Generale SA (Apple, Inc.), 12.01%, 03/17/26...
0.5
Barclays Bank plc (Apple, Inc.), 15.15%, 03/03/26...
0.5
Morgan Stanley & Co. LLC (Apple, Inc.), 13.42%, 02/10/26...
0.5
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
31.1%
Common Stocks...
22.3
Corporate Bonds...
13.8
Floating Rate Loan Interests...
10.1
Asset-Backed Securities...
8.9
Investment Companies...
5.7
Foreign Government Obligations...
3.4
Non-Agency Mortgage-Backed Securities...
3.3
Preferred Securities...
1.1
Foreign Agency Obligations...
0.2
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Dynamic High Income Portfolio

Investor A Shares | BDHAX

Semi-Annual Shareholder Report — January 31, 2026

BDHAX-01/26-SAR

BlackRock Dynamic High Income Portfolio

Investor C Shares | BDHCX

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$86	1.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,450,315,646
Number of Portfolio Holdings...
3,249
Portfolio Turnover Rate...
66%

What did the Fund invest in?

(as of January 31, 2026)

Ten largest holdings

Portfolio composition

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Broad USD High Yield Corporate Bond ETF...
2.1%
iShares Core MSCI Emerging Markets ETF...
2.0
iShares Core Dividend Growth ETF...
1.5
JPMorgan Structured Products BV (NVIDIA Corp.), 23.66%, 03/24/26...
0.6
Barclays Bank plc (NVIDIA Corp.), 20.36%, 02/04/26...
0.6
Royal Bank of Canada (NVIDIA Corp.), 20.54%, 02/13/26...
0.6
Citigroup, Inc. (NVIDIA Corp.), 19.51%, 03/06/26...
0.6
Societe Generale SA (Apple, Inc.), 12.01%, 03/17/26...
0.5
Barclays Bank plc (Apple, Inc.), 15.15%, 03/03/26...
0.5
Morgan Stanley & Co. LLC (Apple, Inc.), 13.42%, 02/10/26...
0.5
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
31.1%
Common Stocks...
22.3
Corporate Bonds...
13.8
Floating Rate Loan Interests...
10.1
Asset-Backed Securities...
8.9
Investment Companies...
5.7
Foreign Government Obligations...
3.4
Non-Agency Mortgage-Backed Securities...
3.3
Preferred Securities...
1.1
Foreign Agency Obligations...
0.2
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Dynamic High Income Portfolio

Investor C Shares | BDHCX

Semi-Annual Shareholder Report — January 31, 2026

BDHCX-01/26-SAR

BlackRock Dynamic High Income Portfolio

Class K Shares | BDHKX

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$32	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,450,315,646
Number of Portfolio Holdings...
3,249
Portfolio Turnover Rate...
66%

What did the Fund invest in?

(as of January 31, 2026)

Ten largest holdings

Portfolio composition

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Broad USD High Yield Corporate Bond ETF...
2.1%
iShares Core MSCI Emerging Markets ETF...
2.0
iShares Core Dividend Growth ETF...
1.5
JPMorgan Structured Products BV (NVIDIA Corp.), 23.66%, 03/24/26...
0.6
Barclays Bank plc (NVIDIA Corp.), 20.36%, 02/04/26...
0.6
Royal Bank of Canada (NVIDIA Corp.), 20.54%, 02/13/26...
0.6
Citigroup, Inc. (NVIDIA Corp.), 19.51%, 03/06/26...
0.6
Societe Generale SA (Apple, Inc.), 12.01%, 03/17/26...
0.5
Barclays Bank plc (Apple, Inc.), 15.15%, 03/03/26...
0.5
Morgan Stanley & Co. LLC (Apple, Inc.), 13.42%, 02/10/26...
0.5
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
31.1%
Common Stocks...
22.3
Corporate Bonds...
13.8
Floating Rate Loan Interests...
10.1
Asset-Backed Securities...
8.9
Investment Companies...
5.7
Foreign Government Obligations...
3.4
Non-Agency Mortgage-Backed Securities...
3.3
Preferred Securities...
1.1
Foreign Agency Obligations...
0.2
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Dynamic High Income Portfolio

Class K Shares | BDHKX

Semi-Annual Shareholder Report — January 31, 2026

BDHKX-01/26-SAR

BlackRock Multi-Asset Income Portfolio

Institutional Shares | BIICX

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$29	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$10,658,464,471
Number of Portfolio Holdings...
4,797
Portfolio Turnover Rate...
54%

What did the Fund invest in?

(as of January 31, 2026)

Ten largest holdings

Portfolio composition

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core MSCI Emerging Markets ETF...
2.2%
iShares iBoxx $ High Yield Corporate Bond ETF...
2.1
iShares Core Dividend Growth ETF...
0.4
Beignet Investor LLC, 6.58%, 05/30/49...
0.4
Microsoft Corp...
0.3
Alphabet, Inc., Class A...
0.3
Samsung Electronics Co. Ltd., GDR...
0.2
Merck & Co., Inc...
0.2
Barclays Bank plc (NVIDIA Corp.), 20.36%, 02/04/26...
0.2
Broadcom, Inc...
0.2
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
25.8%
Corporate Bonds...
19.7
Equity-Linked Notes...
15.4
Asset-Backed Securities...
10.3
Non-Agency Mortgage-Backed Securities...
9.5
Floating Rate Loan Interests...
9.4
Investment Companies...
4.9
Foreign Government Obligations...
2.2
Preferred Securities...
2.1
Fixed Rate Loan Interests...
0.3
OtherFootnote Reference(b)...
0.4
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Multi-Asset Income Portfolio

Institutional Shares | BIICX

Semi-Annual Shareholder Report — January 31, 2026

BIICX-01/26-SAR

BlackRock Multi-Asset Income Portfolio

Investor A Shares | BAICX

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$42	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$10,658,464,471
Number of Portfolio Holdings...
4,797
Portfolio Turnover Rate...
54%

What did the Fund invest in?

(as of January 31, 2026)

Ten largest holdings

Portfolio composition

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core MSCI Emerging Markets ETF...
2.2%
iShares iBoxx $ High Yield Corporate Bond ETF...
2.1
iShares Core Dividend Growth ETF...
0.4
Beignet Investor LLC, 6.58%, 05/30/49...
0.4
Microsoft Corp...
0.3
Alphabet, Inc., Class A...
0.3
Samsung Electronics Co. Ltd., GDR...
0.2
Merck & Co., Inc...
0.2
Barclays Bank plc (NVIDIA Corp.), 20.36%, 02/04/26...
0.2
Broadcom, Inc...
0.2
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
25.8%
Corporate Bonds...
19.7
Equity-Linked Notes...
15.4
Asset-Backed Securities...
10.3
Non-Agency Mortgage-Backed Securities...
9.5
Floating Rate Loan Interests...
9.4
Investment Companies...
4.9
Foreign Government Obligations...
2.2
Preferred Securities...
2.1
Fixed Rate Loan Interests...
0.3
OtherFootnote Reference(b)...
0.4
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Multi-Asset Income Portfolio

Investor A Shares | BAICX

Semi-Annual Shareholder Report — January 31, 2026

BAICX-01/26-SAR

BlackRock Multi-Asset Income Portfolio

Investor C Shares | BCICX

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$81	1.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$10,658,464,471
Number of Portfolio Holdings...
4,797
Portfolio Turnover Rate...
54%

What did the Fund invest in?

(as of January 31, 2026)

Ten largest holdings

Portfolio composition

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core MSCI Emerging Markets ETF...
2.2%
iShares iBoxx $ High Yield Corporate Bond ETF...
2.1
iShares Core Dividend Growth ETF...
0.4
Beignet Investor LLC, 6.58%, 05/30/49...
0.4
Microsoft Corp...
0.3
Alphabet, Inc., Class A...
0.3
Samsung Electronics Co. Ltd., GDR...
0.2
Merck & Co., Inc...
0.2
Barclays Bank plc (NVIDIA Corp.), 20.36%, 02/04/26...
0.2
Broadcom, Inc...
0.2
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
25.8%
Corporate Bonds...
19.7
Equity-Linked Notes...
15.4
Asset-Backed Securities...
10.3
Non-Agency Mortgage-Backed Securities...
9.5
Floating Rate Loan Interests...
9.4
Investment Companies...
4.9
Foreign Government Obligations...
2.2
Preferred Securities...
2.1
Fixed Rate Loan Interests...
0.3
OtherFootnote Reference(b)...
0.4
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Multi-Asset Income Portfolio

Investor C Shares | BCICX

Semi-Annual Shareholder Report — January 31, 2026

BCICX-01/26-SAR

BlackRock Multi-Asset Income Portfolio

Class K Shares | BKMIX

Semi-Annual Shareholder Report — January 31, 2026

This semi-annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2025 to January 31, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$26	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$10,658,464,471
Number of Portfolio Holdings...
4,797
Portfolio Turnover Rate...
54%

What did the Fund invest in?

(as of January 31, 2026)

Ten largest holdings

Portfolio composition

Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core MSCI Emerging Markets ETF...
2.2%
iShares iBoxx $ High Yield Corporate Bond ETF...
2.1
iShares Core Dividend Growth ETF...
0.4
Beignet Investor LLC, 6.58%, 05/30/49...
0.4
Microsoft Corp...
0.3
Alphabet, Inc., Class A...
0.3
Samsung Electronics Co. Ltd., GDR...
0.2
Merck & Co., Inc...
0.2
Barclays Bank plc (NVIDIA Corp.), 20.36%, 02/04/26...
0.2
Broadcom, Inc...
0.2
Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
25.8%
Corporate Bonds...
19.7
Equity-Linked Notes...
15.4
Asset-Backed Securities...
10.3
Non-Agency Mortgage-Backed Securities...
9.5
Floating Rate Loan Interests...
9.4
Investment Companies...
4.9
Foreign Government Obligations...
2.2
Preferred Securities...
2.1
Fixed Rate Loan Interests...
0.3
OtherFootnote Reference(b)...
0.4
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Multi-Asset Income Portfolio

Class K Shares | BKMIX

Semi-Annual Shareholder Report — January 31, 2026

BKMIX-01/26-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
January 31, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Funds II
BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
January 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.87%, 04/15/38
(a)(b)
........... USD 2,000 $ 2,006,254
AB Carval Euro CLO II-C DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.75% Floor + 3.75%),
5.81%, 02/15/37
(a)(c)
................. EUR 100 120,636
ACREC LLC, Series 2026-FL4, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
5.25%, 01/18/43
(a)(b)
................. USD 1,000 1,002,302
ACRES Commercial Realty Issuer LLC, Series
2026-FL4, Class A, (1-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 0.00%, 08/18/44
(a)(b)
1,000 1,000,415
AGL CLO 11 Ltd., Series 2021-11A, Class CR,
(3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 5.62%, 10/15/38
(a)(b)
........... 500 502,821
AGL CLO 20 Ltd., Series 2022-20A, Class A1R,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.04%, 10/20/37
(a)(b)
........... 1,500 1,507,277
AGL CLO 33 Ltd., Series 2024-33A, Class A1,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.02%, 07/21/37
(a)(b)
........... 2,000 2,009,010
Anchorage Capital CLO 32 Ltd., Series 2025-
32A, Class A, (3-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.29%, 07/15/37
(a)(b)
. 2,000 2,005,314
Arcano Euro CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.37%, 07/25/39
(a)(c)
................. EUR 100 119,822
AREIT Ltd., Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.06%, 12/17/29
(a)(b)
................. USD 1,150 1,148,399
Ares XLIII CLO Ltd., Series 2017-43A, Class
A1R2, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.02%, 01/15/38
(a)(b)
...... 2,000 2,009,435
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)(d)(e)
........... 500 4,865
Ares XXXIX CLO Ltd., Series 2016-39A, Class
AR3, (3-mo. CME Term SOFR at 1.42% Floor
+ 1.42%), 5.09%, 07/18/37
(a)(b)
.......... 2,000 2,006,865
Arini European CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
4.82%, 01/15/39
(a)(c)
................. EUR 100 119,966
Aurium CLO VII DAC, Series 7X, Class DR,
(3-mo. EURIBOR at 3.15% Floor + 3.15%),
5.28%, 10/15/38
(a)(c)
................. 100 119,847
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
4.82%, 04/15/38
(a)(c)
................. 100 119,266
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.07%, 01/15/38
(a)(c)
................. 100 120,215
Ballyrock CLO 14 Ltd., Series 2020-14A, Class
A2R, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.37%, 07/20/37
(a)(b)
.......... USD 1,000 1,006,601
Ballyrock CLO Ltd., Series 2020-2A, Class A2R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 5.48%, 10/20/31
(a) (b)
........... 1,600 1,601,460
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1R, (3-mo. CME Term
SOFR at 1.53% Floor + 1.53%), 5.20%,
07/20/37
(a)(b)
...................... 2,000 2,006,297
Benefit Street Partners CLO XII-B Ltd., Series
2017-12BRA, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
10/15/37
(a)(b)
...................... 1,650 1,661,264
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XXIX Ltd., Series
2022-29A, Class AR, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 4.85%, 01/25/38
(a)(b)
USD 2,000 $ 2,004,400
Birch Grove CLO 3 Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.26%), 4.93%, 01/19/38
(a)(b)
.......... 1,000 1,003,203
BlueMountain CLO XXV Ltd., Series 2019-25A,
Class A1RR, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.02%, 01/15/38
(a)(b)
. 2,000 2,008,493
Carlyle US CLO Ltd., Series 2019-2A, Class
AR2, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.03%, 10/15/37
(a)(b)
.......... 2,000 2,009,442
CarVal CLO I Ltd., Series 2018-1A, Class BR,
(3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 5.52%, 07/16/31
(a)(b)
........... 1,600 1,604,000
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 07/20/37
(a)(b)(d)(e)
....... 1,000 215,810
CIFC European Funding CLO II DAC, Series 2X,
Class DR, (3-mo. EURIBOR at 3.00% Floor +
3.00%), 5.02%, 10/15/39
(a)(c)
........... EUR 100 120,061
CIFC Funding 2024-I Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.50% Floor +
1.50%), 5.17%, 04/18/37
(a)(b)
........... USD 1,500 1,502,890
CIFC Funding Ltd.
(a)(b)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.03%, 10/24/37 ................. 2,000 2,009,684
Series 2018-1A, Class A1R, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 4.99%,
01/18/38 ...................... 1,347 1,352,657
Series 2019-5A, Class A1R2, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
4.94%, 10/15/38 ................. 2,400 2,411,897
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.07%,
10/15/34 ...................... 1,750 1,751,253
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 4.91%,
10/15/38 ...................... 1,000 1,003,944
Clover CLO LLC
(a)(b)
Series 2018-1A, Class D1RR, (3-mo. CME
Term SOFR at 3.45% Floor + 3.45%),
7.12%, 04/20/37 ................. 500 502,833
Series 2020-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
5.06%, 07/15/37 ................. 1,250 1,254,732
Series 2021-3A, Class DR, (3-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 6.22%,
01/25/35 ...................... 1,000 1,002,105
Contego CLO V DAC, Series 5X, Class DR,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.12%, 10/15/37
(a)(c)
................. EUR 100 118,516
Contego CLO VII DAC, Series 7X, Class DR,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
5.48%, 01/23/38
(a)(c)
................. 120 142,285
Diameter Capital CLO 10 Ltd., Series 2025-10A,
Class D1, (3-mo. CME Term SOFR at 3.25%
Floor + 3.25%), 6.92%, 04/20/38
(a)(b)
...... USD 1,000 1,011,835
Diameter Capital CLO 3 Ltd.
(a)(b)
Series 2022-3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.00%,
01/15/38 ...................... 2,500 2,510,344
Series 2022-3A, Class A2R, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
01/15/38 ...................... 2,500 2,518,043

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Eaton Vance CLO Ltd., Series 2019-1A, Class
D1R2, (3-mo. CME Term SOFR at 3.35%
Floor + 3.35%), 7.02%, 07/15/37
(a)(b)
...... USD 1,000 $ 1,005,631
Elm Park CLO DAC, Series 1X, Class DR3,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.32%, 01/15/38
(a)(c)
................. EUR 100 120,044
Elmwood CLO 37 Ltd., Series 2024-13A, Class
D1, (3-mo. CME Term SOFR at 2.60% Floor +
2.60%), 6.27%, 01/17/38
(a)(b)
........... USD 2,000 2,010,863
Fidelity Grand Harbour CLO DAC, Series 2021-
1X, Class D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 5.62%, 10/15/34
(a)(c)
.......... EUR 250 300,467
FS Rialto Issuer LLC
(a)(b)
Series 2025-FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.06%,
08/19/42 ...................... USD 1,150 1,152,075
Series 2026-FL11, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.15%,
01/19/44 ...................... 704 704,291
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.01%,
10/20/37
(a)(b)
...................... 3,000 3,012,888
Golub Capital Partners CLO 62B Ltd., Series
2022-62A, Class AR, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.04%, 10/15/37
(a)(b)
2,400 2,408,922
GSAA Home Equity Trust, Series 2006-5, Class
1A1, (1-mo. CME Term SOFR at 0.36% Floor
+ 0.47%), 4.15%, 03/25/36
(a)
........... 51 14,340
Hambridge Euro CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.34%, 10/20/38
(a)(c)
................. EUR 100 120,251
Henley CLO XI DAC, Series 11X, Class D, (3-mo.
EURIBOR at 2.60% Floor + 2.60%), 4.63%,
04/25/39
(a)(c)
...................... 130 154,894
Invesco US CLO Ltd., Series 2023-3A, Class AR,
(3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 4.98%, 07/15/38
(a)(b)
........... USD 1,000 1,004,971
Kennedy Lewis CLO 16 Ltd., Series 2024-16A,
Class A1, (3-mo. CME Term SOFR at 1.54%
Floor + 1.54%), 5.21%, 07/20/37
(a)(b)
...... 1,750 1,755,558
Kennedy Lewis CLO 17 Ltd., Series 2024-17A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.07%, 10/22/37
(a)(b)
...... 2,000 2,007,500
Kennedy Lewis CLO 7 Ltd., Series 7A, Class
A1R, (3-mo. CME Term SOFR at 1.62% Floor
+ 1.62%), 5.29%, 04/22/37
(a)(b)
.......... 1,000 1,002,624
Madison Park Funding LXXI Ltd., Series 2025-
71A, Class A1, (3-mo. CME Term SOFR at
1.14% Floor + 1.14%), 4.81%, 04/23/38
(a)(b)
. 2,000 2,003,700
Marathon CLO Ltd., Series 2020-15A, Class
C1R3, (3-mo. CME Term SOFR at 3.20%
Floor + 3.20%), 7.05%, 08/15/37
(a)(b)
...... 2,500 2,515,068
MASTR Asset-Backed Securities Trust, Series
2007-HE1, Class A4, (1-mo. CME Term SOFR
at 0.56% Floor + 0.67%), 4.35%, 05/25/37
(a)
. 650 562,406
MF1 LLC, Series 2026-FL21, Class A, (1-mo.
CME Term SOFR at 1.35% Floor + 1.35%),
5.03%, 02/18/41
(a)(b)
................. 1,000 1,000,000
New Mountain CLO 3 Ltd., Series CLO-3A, Class
A1R, (3-mo. CME Term SOFR at 1.33% Floor
+ 1.33%), 5.00%, 10/20/38
(a)(b)
.......... 1,500 1,506,519
New Mountain CLO 7 Ltd., Series CLO-7A, Class
A1, (3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.87%, 03/31/38
(a)(b)
........... 1,500 1,504,761
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Oak Hill Credit Partners X-R Ltd., Series 2014-
10RA, Class D1R2, (3-mo. CME Term SOFR
at 2.50% Floor + 2.50%), 6.17%, 04/20/38
(a)(b)
USD 2,000 $ 1,979,926
OCP CLO Ltd.
(a)(b)
Series 2017-13A, Class AR2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.01%, 11/26/37 ................. 1,000 1,004,502
Series 2020-18A, Class A1R2, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.04%, 07/20/37 ................. 1,000 1,003,700
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class CR, (3-mo. CME Term SOFR
at 1.85% Floor + 2.11%), 5.78%, 07/17/30
(a)(b)
250 250,579
OHA Credit Funding 13 Ltd., Series 2022-13A,
Class D2R, (3-mo. CME Term SOFR at 4.10%
Floor + 4.10%), 7.77%, 07/20/37
(a)(b)
...... 1,000 1,009,057
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R4, (3-mo. CME Term SOFR at
2.50% Floor + 2.50%), 6.39%, 02/20/38
(a)(b)
. 1,000 1,005,478
OHA Loan Funding Ltd., Series 2013-1A, Class
D1R3, (3-mo. CME Term SOFR at 3.30%
Floor + 3.30%), 6.97%, 04/23/37
(a)(b)
...... 1,700 1,711,392
Palmer Square CLO Ltd.
(a)(b)
Series 2021-3A, Class CR, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 5.57%,
10/15/38 ...................... 1,750 1,758,607
Series 2021-4A, Class A1R, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 4.99%,
07/15/38 ...................... 3,000 3,016,014
Series 2021-4A, Class CR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.52%,
07/15/38 ...................... 1,400 1,411,843
Series 2021-4A, Class D1R, (3-mo. CME
Term SOFR at 2.85% Floor + 2.85%),
6.52%, 07/15/38 ................. 3,000 3,020,312
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.02%,
07/20/37 ...................... 2,000 2,008,936
PFP Ltd., Series 2026-13, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%), 5.25%,
08/18/43
(a)(b)
...................... 1,000 1,001,245
Pikes Peak CLO 5, Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 10/20/37
(a)(b)
........... 1,100 1,104,103
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 07/17/37
(a)(b)
........... 3,000 3,012,127
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 4.99%, 01/20/38
(a)(b)
...... 2,000 2,008,410
Rockford Tower CLO Ltd., Series 2018-2A, Class
C, (3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 6.13%, 10/20/31
(a)(b)
........... 300 300,827
Rockford Tower Europe CLO DAC
(a)(c)
Series 2025-1X, Class D, (3-mo. EURIBOR at
3.00% Floor + 3.00%), 5.03%, 10/25/37 . EUR 100 118,985
Series 2025-3X, Class D, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 5.18%, 01/15/40 . 150 179,694
RR 7 Ltd., Series 2019-7A, Class A2B, (3-mo.
CME Term SOFR at 1.85% Floor + 1.85%),
5.52%, 01/15/37
(a)(b)
................. USD 1,200 1,202,520
Sandstone Peak IV Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.29% Floor +
1.29%), 4.95%, 01/20/39
(a)(b)
........... 1,000 1,004,000

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Signal Harmonic CLO I DAC, Series 1X, Class
DR, (3-mo. EURIBOR at 3.50% Floor +
3.50%), 5.52%, 07/15/38
(a)(c)
........... EUR 100 $ 120,037
Silver Point CLO 1 Ltd., Series 2022-1A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.37%, 01/20/38
(a)(b)
........... USD 1,500 1,511,131
Silver Point CLO 7 Ltd., Series 2024-7A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.03%, 01/15/38
(a)(b)
........... 1,700 1,706,679
Silver Point CLO 8 Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 4.88%, 04/15/38
(a)(b)
........... 1,000 1,003,243
Silver Point Euro CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
5.10%, 01/15/39
(a)(c)
................. EUR 100 119,654
Sixth Street CLO IX Ltd., Series 2017-9A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.05%, 07/21/37
(a)(b)
........... USD 2,000 2,007,562
Sixth Street CLO XV Ltd., Series 2020-15A,
Class AR, (3-mo. CME Term SOFR at 1.37%
Floor + 1.37%), 5.04%, 10/24/37
(a)(b)
...... 1,000 1,004,726
Sixth Street CLO XX Ltd., Series 2021-20A,
Class BR, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.32%, 07/17/38
(a)(b)
...... 750 752,980
Sona Fios CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.33%, 08/25/38
(a)(c)
................. EUR 100 119,984
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-2A, Class DR, (3-mo. CME Term
SOFR at 4.50% Floor + 4.50%), 8.17%,
01/20/37 ...................... USD 2,000 2,010,202
Series 2023-3A, Class CR, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.27%,
04/20/37 ...................... 1,000 1,005,351
Series 2025-6A, Class D1A, (3-mo. CME Term
SOFR at 2.70% Floor + 2.70%), 6.37%,
04/20/38 ...................... 2,000 2,011,161
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.08%, 04/15/33
(a)(b)
........... 500 501,365
TICP CLO XI Ltd., Series 2018-11A, Class DR,
(3-mo. CME Term SOFR at 3.70% Floor +
3.70%), 7.37%, 04/25/37
(a)(b)
........... 300 301,429
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.09%,
07/23/37 ...................... 2,000 2,006,716
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
07/23/37 ...................... 1,000 1,005,069
Series 2021-1A, Class D1R, (3-mo. CME
Term SOFR at 3.40% Floor + 3.40%),
7.07%, 07/23/37 ................. 1,000 1,006,199
Series 2022-2A, Class AR, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 4.91%,
03/27/38 ...................... 2,000 2,005,991
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
.................. GBP 170 242,931
Upland CLO Ltd., Series 2016-1A, Class CR,
(3-mo. CME Term SOFR at 0.00% Floor +
3.16%), 6.83%, 04/20/31
(a)(b)
........... USD 500 502,635
Victory Street CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.20%, 01/15/39
(a)(c)
................. EUR 250 300,098
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Wellington Management CLO 3 Ltd., Series
2024-3A, Class D1, (3-mo. CME Term SOFR
at 3.00% Floor + 3.00%), 6.67%, 07/18/37
(a)(b)
USD 1,000 $ 1,006,870
Total Asset-Backed Securities — 8.8%
(Cost: $127,693,088) .............................. 127,488,801
Shares
Shares
Common Stocks
Aerospace & Defense — 0.8%
Airbus SE .......................... 2,000 457,900
Axon Enterprise, Inc.
(e)
................. 89 43,039
BAE Systems plc ..................... 30,147 818,399
Boeing Co. (The)
(e)
.................... 1,232 287,943
BWX Technologies, Inc. ................ 565 116,068
Curtiss-Wright Corp. ................... 312 204,887
Dassault Aviation SA .................. 733 278,668
Elbit Systems Ltd. .................... 188 132,972
GE Aerospace ....................... 1,040 319,062
General Dynamics Corp. ................ 352 123,584
Hanwha Aerospace Co. Ltd.
(e)
............ 180 162,033
Hanwha Systems Co. Ltd.
(e)
.............. 1,453 95,090
HEICO Corp. ....................... 551 182,331
Hensoldt AG ........................ 1,749 173,750
Hexcel Corp. ........................ 827 68,484
Howmet Aerospace, Inc. ................ 780 162,302
Huntington Ingalls Industries, Inc. .......... 452 190,070
Kongsberg Gruppen ASA ............... 10,408 357,526
Korea Aerospace Industries Ltd. ........... 686 79,953
Kratos Defense & Security Solutions, Inc.
(e)
... 1,964 202,312
L3Harris Technologies, Inc. .............. 1,397 478,961
Leonardo DRS, Inc. ................... 3,681 151,142
Leonardo SpA ....................... 6,065 405,304
Lockheed Martin Corp. ................. 1,249 792,141
Melrose Industries plc .................. 2,482 21,340
Moog, Inc. , Class A ................... 239 72,979
MTU Aero Engines AG ................. 142 63,130
Northrop Grumman Corp. ............... 754 521,964
Rheinmetall AG ...................... 375 794,568
Rolls-Royce Holdings plc ............... 42,690 713,648
RTX Corp. ......................... 3,849 773,380
Saab AB , Class B .................... 5,352 417,578
Safran SA .......................... 2,461 879,294
Singapore Technologies Engineering Ltd. ..... 30,800 236,778
Textron, Inc. ........................ 2,527 222,528
Thales SA .......................... 1,921 588,068
TransDigm Group, Inc. ................. 197 281,225
Woodward, Inc. ...................... 297 94,398
11,964,799
Air Freight & Logistics — 0.0%
Deutsche Post AG .................... 3,464 193,736
DSV A/S ........................... 98 27,556
FedEx Corp. ........................ 743 239,432
460,724
Automobile Components — 0.1%
Aptiv plc
(e)
.......................... 1,900 143,925
Bridgestone Corp. .................... 27,100 610,136
Cie Generale des Etablissements Michelin SCA 15,453 573,857
Continental AG ...................... 1,381 108,670
Denso Corp. ........................ 10,800 149,848
Magna International, Inc. ................ 6,296 321,863

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Automobile Components (continued)
Sumitomo Electric Industries Ltd. .......... 1,800 $ 78,803
1,987,102
Automobiles — 0.3%
Ferrari NV ......................... 8 2,668
Honda Motor Co. Ltd. .................. 4,500 45,259
Mercedes-Benz Group AG ............... 2,477 169,289
Stellantis NV ........................ 3,219 31,586
Subaru Corp. ....................... 14,300 306,995
Suzuki Motor Corp. ................... 16,200 220,888
Toyota Motor Corp. ................... 129,400 2,932,917
Yamaha Motor Co. Ltd. ................. 21,700 163,872
3,873,474
Banks — 1.9%
AIB Group plc ....................... 47,544 531,454
Banca Monte dei Paschi di Siena SpA ....... 6,443 66,838
Banco Bilbao Vizcaya Argentaria SA ........ 16,760 425,430
Banco Santander SA .................. 59,001 753,329
Bank Hapoalim BM ................... 4,678 115,647
Bank Leumi Le-Israel BM ............... 4,706 113,129
Bank of America Corp. ................. 6,371 338,937
Bank of Ireland Group plc ............... 20,960 425,854
Bankinter SA ........................ 2,407 41,087
Banque Cantonale Vaudoise (Registered) .... 768 103,934
Barclays plc ........................ 113,247 755,818
BAWAG Group AG
(b)(c)
.................. 331 53,846
BNP Paribas SA ..................... 5,009 541,636
BOC Hong Kong Holdings Ltd. ............ 88,500 466,040
BPER Banca SpA .................... 4,556 64,164
CaixaBank SA ....................... 8,066 106,473
Citigroup, Inc. ....................... 11,499 1,330,549
Citizens Financial Group, Inc. ............ 3,411 214,825
Commerzbank AG .................... 2,959 121,629
Commonwealth Bank of Australia .......... 5,072 525,058
Credit Agricole SA .................... 12,459 269,817
Danske Bank A/S ..................... 229 11,667
DBS Group Holdings Ltd. ............... 54,602 2,538,030
DNB Bank ASA ...................... 28,160 807,442
Erste Group Bank AG
(f)
................. 558 72,545
First Citizens BancShares, Inc. , Class A ...... 362 749,184
Flagstar Bank NA ..................... 11,141 147,284
HSBC Holdings plc ................... 142,712 2,517,572
ING Groep NV ....................... 6,580 194,050
Intesa Sanpaolo SpA .................. 44,982 318,445
Israel Discount Bank Ltd. , Class A ......... 3,862 45,500
Japan Post Bank Co. Ltd. ............... 5,700 101,274
JPMorgan Chase & Co. ................ 521 159,369
Lloyds Banking Group plc ............... 222,285 331,917
Mitsubishi UFJ Financial Group, Inc. ........ 36,400 659,217
Mizrahi Tefahot Bank Ltd. ............... 1,587 124,150
Mizuho Financial Group, Inc. ............. 6,300 273,533
National Australia Bank Ltd. .............. 6,025 180,988
NatWest Group plc .................... 207,756 1,893,651
Nordea Bank Abp .................... 76,127 1,470,805
Oversea-Chinese Banking Corp. Ltd. ....... 88,000 1,468,681
Raiffeisen Bank International AG .......... 130 6,553
Regions Financial Corp. ................ 1,009 28,756
Resona Holdings, Inc. ................. 10,700 124,763
Sberbank of Russia PJSC
(e)(g)
............. 98,136 13
Societe Generale SA .................. 3,864 338,600
Standard Chartered plc ................. 5,942 152,035
Sumitomo Mitsui Financial Group, Inc. ....... 15,600 548,971
Sumitomo Mitsui Trust Group, Inc. ......... 10,200 340,668
Svenska Handelsbanken AB , Class A ....... 3,399 53,585
Swedbank AB , Class A ................. 1,961 76,244
Security
Shares
Shares Value
Banks (continued)
UniCredit SpA ....................... 30,444 $ 2,653,075
United Overseas Bank Ltd. .............. 29,100 877,050
Wells Fargo & Co. .................... 5,878 531,900
Westpac Banking Corp. ................ 3,957 106,321
27,269,332
Beverages — 0.2%
Anheuser-Busch InBev SA/NV ............ 810 58,306
Asahi Group Holdings Ltd. ............... 1,800 18,844
Brown-Forman Corp. , Class B ............ 703 19,241
Coca-Cola Co. (The) .................. 13,417 1,003,726
Coca-Cola HBC AG ................... 5,098 276,871
Diageo plc ......................... 746 17,166
Heineken Holding NV .................. 412 30,623
Heineken NV ....................... 202 16,675
Keurig Dr Pepper, Inc. ................. 17,259 473,587
PepsiCo, Inc. ....................... 5,515 847,269
2,762,308
Biotechnology — 0.3%
AbbVie, Inc. ........................ 3,125 696,906
Amgen, Inc. ........................ 1,374 469,743
Argenx SE
(e)
........................ 156 131,192
CSL Ltd. ........................... 12,927 1,628,929
Genmab A/S
(e)
....................... 301 98,061
Gilead Sciences, Inc. .................. 3,101 440,187
Regeneron Pharmaceuticals, Inc. .......... 265 196,484
Swedish Orphan Biovitrum AB
(e)
........... 1,509 57,305
Zealand Pharma A/S
(e)
................. 91 6,086
3,724,893
Broadline Retail — 0.1%
Amazon.com, Inc.
(e)
................... 3,466 829,414
Canadian Tire Corp. Ltd. , Class A .......... 1,175 144,557
eBay, Inc. .......................... 265 24,173
Next plc ........................... 327 59,370
Pan Pacific International Holdings Corp. ..... 29,800 176,432
PDD Holdings, Inc. , ADR
(e)
.............. 1,926 194,622
Prosus NV , Class N
(e)
.................. 4,110 236,330
Ryohin Keikaku Co. Ltd. ................ 700 13,962
Wesfarmers Ltd. ..................... 3,391 195,615
1,874,475
Building Products — 0.2%
A O Smith Corp. ..................... 122 8,966
AGC, Inc. .......................... 300 11,070
Assa Abloy AB , Class B ................ 7,014 283,604
Carrier Global Corp. ................... 5,128 305,526
Cie de Saint-Gobain SA ................ 11,885 1,173,115
Daikin Industries Ltd. .................. 1,200 143,796
Fortune Brands Innovations, Inc. .......... 8,380 453,358
Johnson Controls International plc ......... 1,987 236,970
Trane Technologies plc ................. 681 286,415
2,902,820
Capital Markets — 0.4%
3i Group plc ........................ 865 39,737
Bank of New York Mellon Corp. (The) ....... 366 43,891
Carlyle Group, Inc. (The) ................ 3,102 182,335
CBOE Global Markets, Inc. .............. 412 109,205
Charles Schwab Corp. (The) ............. 2,924 303,862
Daiwa Securities Group, Inc. ............. 4,300 41,901
Deutsche Bank AG (Registered) ........... 9,155 361,266
Deutsche Boerse AG .................. 760 192,451
Goldman Sachs Group, Inc. (The) ......... 141 131,893
Guotai Junan International Holdings Ltd. ..... 29,000 9,918
IG Group Holdings plc ................. 1,545 28,663

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Intercontinental Exchange, Inc. ........... 4,710 $ 818,504
Julius Baer Group Ltd. ................. 501 41,849
London Stock Exchange Group plc ......... 1,691 188,618
Macquarie Group Ltd. .................. 4,262 625,490
Moody's Corp. ....................... 526 271,185
Morgan Stanley ...................... 1,032 188,650
MSCI, Inc. ......................... 302 183,984
Nasdaq, Inc. ........................ 1,754 169,945
Nomura Holdings, Inc. ................. 42,100 381,524
Partners Group Holding AG .............. 644 878,123
Raymond James Financial, Inc. ........... 67 11,113
S&P Global, Inc. ..................... 1,028 542,568
Schroders plc ....................... 5,524 34,214
State Street Corp. .................... 219 28,658
Swissquote Group Holding SA (Registered) ... 15 8,540
UBS Group AG (Registered) ............. 14,823 701,356
6,519,443
Chemicals — 0.3%
Air Liquide SA ....................... 3,033 567,967
Air Products & Chemicals, Inc. ............ 1,183 322,368
Asahi Kasei Corp. .................... 33,000 320,133
Axalta Coating Systems Ltd.
(e)
............ 3,752 125,992
BASF SE .......................... 525 28,462
DSM-Firmenich AG ................... 6,432 507,187
DuPont de Nemours, Inc. ............... 1,505 66,100
Johnson Matthey plc .................. 422 13,647
Linde plc .......................... 261 119,269
LyondellBasell Industries NV , Class A ....... 2,960 145,040
Mitsui Chemicals, Inc. .................. 2,200 32,144
Mosaic Co. (The) ..................... 363 9,983
Nitto Denko Corp. .................... 1,300 28,890
Nutrien Ltd. ......................... 10,946 753,635
Orica Ltd. .......................... 10,087 179,692
PPG Industries, Inc. ................... 2,605 301,216
Sherwin-Williams Co. (The) .............. 99 35,109
Shin-Etsu Chemical Co. Ltd. ............. 1,600 52,615
Sika AG (Registered) .................. 63 12,089
Sumitomo Chemical Co. Ltd. ............. 61,300 186,482
Symrise AG ........................ 120 10,103
Toray Industries, Inc. .................. 1,400 10,327
Tosoh Corp. ........................ 1,900 31,009
3,859,459
Commercial Services & Supplies — 0.2%
Brambles Ltd. ....................... 32,001 496,742
Dai Nippon Printing Co. Ltd. ............. 2,900 52,033
Rentokil Initial plc ..................... 116,282 721,741
Republic Services, Inc. ................. 724 155,725
Rollins, Inc. ......................... 244 15,455
Secom Co. Ltd. ...................... 2,500 91,584
Securitas AB , Class B .................. 17,386 287,511
Veralto Corp. ........................ 896 88,686
Waste Management, Inc. ................ 1,268 281,800
WOM New Holdco
(e)(g)
.................. 2,389 54,947
2,246,224
Communications Equipment — 0.2%
Arista Networks, Inc.
(e)
................. 2,507 355,342
Cisco Systems, Inc. ................... 8,940 700,181
F5, Inc.
(e)
.......................... 819 225,725
Motorola Solutions, Inc. ................ 326 131,228
Nokia OYJ ......................... 22,407 144,322
Telefonaktiebolaget LM Ericsson , Class B .... 81,117 878,510
2,435,308
Security
Shares
Shares Value
Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA 6,825 $ 765,739
Bouygues SA ....................... 4,428 239,350
Eiffage SA ......................... 1,557 230,915
EMCOR Group, Inc. ................... 340 245,048
Kajima Corp. ........................ 10,600 432,435
MasTec, Inc.
(e)
....................... 973 233,987
Obayashi Corp. ...................... 6,200 139,955
Quanta Services, Inc. .................. 658 312,306
Shimizu Corp. ....................... 5,000 88,795
Skanska AB , Class B .................. 6,399 194,352
Taisei Corp. ........................ 700 69,824
Vinci SA ........................... 14,441 2,076,395
Worley Ltd. ......................... 10,209 94,959
5,124,060
Construction Materials — 0.0%
Holcim AG ......................... 1,815 187,070
Consumer Finance — 0.0%
American Express Co. ................. 183 64,447
Capital One Financial Corp. .............. 620 135,736
Credit Saison Co. Ltd. .................. 200 5,400
205,583
Consumer Staples Distribution & Retail — 0.4%
Aeon Co. Ltd. ....................... 3,300 45,136
Coles Group Ltd. ..................... 39,447 582,823
Costco Wholesale Corp. ................ 1,202 1,130,181
Dollar General Corp. .................. 4,576 656,336
J Sainsbury plc ...................... 10,947 47,967
Koninklijke Ahold Delhaize NV ............ 27,390 1,070,953
Kroger Co. (The) ..................... 2,968 186,539
Sysco Corp. ........................ 1,938 162,501
Target Corp. ........................ 2,509 264,624
Tesco plc .......................... 178,076 1,036,189
Walmart, Inc. ........................ 8,209 978,020
6,161,269
Containers & Packaging — 0.0%
Avery Dennison Corp. .................. 79 14,655
Crown Holdings, Inc. .................. 2,010 210,407
SIG Group AG
(e)(f)
..................... 6,985 108,082
333,144
Diversified REITs — 0.1%
Broadstone Net Lease, Inc. .............. 38,405 710,876
CapitaLand Integrated Commercial Trust ..... 12,100 22,717
Merlin Properties Socimi SA ............. 11,956 177,944
Mirvac Group
(h)
...................... 8,447 11,731
United Urban Investment Corp. ........... 550 635,436
1,558,704
Diversified Telecommunication Services — 0.4%
AT&T, Inc. .......................... 24,843 651,135
BT Group plc ........................ 138,769 364,757
Comcast Corp. , Class A ................ 24,282 722,390
Deutsche Telekom AG (Registered) ........ 19,671 660,125
Elisa OYJ .......................... 3,719 164,510
Koninklijke KPN NV ................... 94,264 461,659
Orange SA ......................... 43,144 802,049
Singapore Telecommunications Ltd. ........ 213,200 769,373
Telefonica SA ....................... 13,301 53,846
Telenor ASA ........................ 21,090 354,767
Telia Co. AB ........................ 19,746 90,209
Verizon Communications, Inc. ............ 17,399 774,604
5,869,424

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities — 1.1%
Alliant Energy Corp. ................... 344 $ 22,673
American Electric Power Co., Inc. .......... 12,317 1,475,269
Chubu Electric Power Co., Inc. ............ 5,700 82,813
CLP Holdings Ltd. .................... 37,000 349,744
Constellation Energy Corp. .............. 1,127 316,326
Duke Energy Corp. ................... 12,600 1,529,010
EDP SA ........................... 46,522 237,888
Elia Group SA/NV .................... 800 115,825
Endesa SA ......................... 7,791 287,118
Enel SpA .......................... 226,528 2,502,809
Entergy Corp. ....................... 11,622 1,114,433
Evergy, Inc. ......................... 12,620 968,333
Eversource Energy ................... 2,016 139,366
Exelon Corp. ........................ 3,790 169,716
FirstEnergy Corp. .................... 14,487 685,815
Fortis, Inc. ......................... 1,120 59,716
Iberdrola SA
(e)
....................... 470 10,567
Iberdrola SA ........................ 34,373 772,799
Kansai Electric Power Co., Inc. (The) ....... 13,400 213,796
NextEra Energy, Inc. .................. 19,787 1,739,277
NRG Energy, Inc. ..................... 778 118,746
Origin Energy Ltd. .................... 408 3,346
PG&E Corp. ........................ 49,766 767,392
Pinnacle West Capital Corp. ............. 4,445 415,874
PPL Corp. ......................... 11,413 413,721
Southern Co. (The) ................... 11,382 1,016,526
Terna - Rete Elettrica Nazionale ........... 3,222 34,915
Tokyo Electric Power Co. Holdings, Inc.
(e)
..... 1,400 5,259
Xcel Energy, Inc. ..................... 13,616 1,035,633
16,604,705
Electrical Equipment — 0.3%
ABB Ltd. (Registered) .................. 9,644 830,330
Accelleron Industries AG ................ 135 12,931
AMETEK, Inc. ....................... 671 150,291
Eaton Corp. plc ...................... 885 311,007
Emerson Electric Co. .................. 2,266 333,011
Fujikura Ltd. ........................ 200 25,137
GE Vernova, Inc. ..................... 590 428,558
Generac Holdings, Inc.
(e)
................ 959 161,150
Hubbell, Inc. ........................ 521 254,217
Legrand SA ........................ 537 85,736
Mitsubishi Electric Corp. ................ 8,200 256,348
Nidec Corp. ........................ 6,400 91,551
Nordex SE
(e)
........................ 574 22,981
nVent Electric plc ..................... 1,490 167,267
Prysmian SpA ....................... 1,577 186,785
Schneider Electric SE .................. 911 261,186
Siemens Energy AG
(e)
.................. 2,647 450,996
Vertiv Holdings Co. , Class A ............. 1,625 302,543
Vestas Wind Systems A/S ............... 4,086 123,852
4,455,877
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. , Class A ............... 295 42,504
CDW Corp. ......................... 2,860 361,476
Halma plc .......................... 2,287 111,076
Hamamatsu Photonics KK ............... 3,100 34,640
Hexagon AB , Class B .................. 4,408 49,700
Keyence Corp. ...................... 600 220,116
Keysight Technologies, Inc.
(e)
............. 209 45,213
Kyocera Corp. ....................... 3,900 58,511
Murata Manufacturing Co. Ltd. ............ 52,200 1,060,472
Ralliant Corp. ....................... 1,776 94,075
Shimadzu Corp. ...................... 5,600 151,772
TDK Corp. ......................... 8,900 114,839
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies, Inc.
(e)
............. 200 $ 124,060
2,468,454
Energy Equipment & Services — 0.0%
Baker Hughes Co. .................... 710 39,788
Baker Hughes Co. , Class A .............. 4,118 230,773
Tenaris SA ......................... 2,001 44,448
315,009
Entertainment — 0.0%
Electronic Arts, Inc. ................... 788 160,689
Nintendo Co. Ltd. ..................... 2,900 179,584
Walt Disney Co. (The) ................. 2,524 284,707
624,980
Financial Services — 0.1%
Adyen NV
(b)(c)(e)
...................... 60 88,971
Aimbridge Topco LLC
(e)(g)
................ 1,250 75,623
Banca Mediolanum SpA ................ 6,185 145,089
Edenred SE ........................ 5,546 116,165
Fidelity National Information Services, Inc. .... 7,738 427,524
Groupe Bruxelles Lambert NV ............ 388 36,714
Industrivarden AB , Class A .............. 997 49,841
M&G plc ........................... 7,406 31,396
Mitsubishi HC Capital, Inc. ............... 2,800 24,435
ORIX Corp. ......................... 5,100 155,425
Poste Italiane SpA
(b)(c)
.................. 12,301 323,986
Visa, Inc. , Class A .................... 481 154,800
Voya Financial, Inc. ................... 2,605 199,699
1,829,668
Food Products — 0.3%
Ajinomoto Co., Inc. .................... 3,400 77,781
Campbell's Co. (The) .................. 5,860 163,963
Chocoladefabriken Lindt & Spruengli AG ..... 3 43,114
Danone SA ......................... 660 51,718
General Mills, Inc. .................... 1,858 85,951
H-Food Holdings LLC
(e)
................. 1,291 16,676
Hormel Foods Corp. ................... 1,165 28,671
Kerry Group plc , Class A ................ 495 44,002
Kraft Heinz Co. (The) .................. 6,076 144,244
Lamb Weston Holdings, Inc. ............. 2,938 134,942
McCormick & Co., Inc. (Non-Voting) ........ 320 19,786
Mondelez International, Inc. , Class A ........ 6,581 384,791
Mowi ASA .......................... 655 15,099
Nestle SA (Registered) ................. 28,341 2,704,484
Orkla ASA .......................... 18,740 222,975
Yakult Honsha Co. Ltd. ................. 1,700 27,471
4,165,668
Gas Utilities — 0.1%
APA Group
(h)
........................ 18,417 113,384
Atmos Energy Corp. ................... 2,484 413,188
Enagas SA ......................... 1,690 27,815
Naturgy Energy Group SA ............... 9,018 283,058
Snam SpA ......................... 50,177 344,851
Spire, Inc. .......................... 2,232 188,582
Tokyo Gas Co. Ltd. ................... 800 35,492
1,406,370
Ground Transportation — 0.2%
Aurizon Holdings Ltd. .................. 63,784 163,158
Canadian National Railway Co. ........... 15,685 1,508,889
Canadian Pacific Kansas City Ltd. ......... 5,212 387,441
Central Japan Railway Co. .............. 1,100 30,688
CSX Corp. ......................... 7,784 293,924
East Japan Railway Co. ................ 6,100 153,136

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation (continued)
Norfolk Southern Corp. ................. 667 $ 194,257
SIRVA, Inc.
(e)
........................ 75 56
Union Pacific Corp. ................... 3,110 731,161
West Japan Railway Co. ................ 1,000 20,434
3,483,144
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories ................... 10,484 1,145,901
Baxter International, Inc. ................ 37,184 746,283
Becton Dickinson & Co. ................ 5,496 1,118,326
Boston Scientific Corp.
(e)
................ 5,494 513,854
Coloplast A/S , Class B ................. 2,957 252,069
Cooper Cos., Inc. (The)
(e)
............... 3,846 312,987
Dexcom, Inc.
(e)
...................... 4,147 302,897
Edwards Lifesciences Corp.
(e)
............ 4,861 395,491
EssilorLuxottica SA ................... 878 268,401
Fisher & Paykel Healthcare Corp. Ltd. ....... 3,303 77,163
GE HealthCare Technologies, Inc. ......... 5,950 469,872
Hologic, Inc.
(e)
....................... 4,030 301,968
Hoya Corp. ......................... 700 117,429
Insulet Corp.
(e)
....................... 877 224,345
Intuitive Surgical, Inc.
(e)
................. 1,334 672,629
Koninklijke Philips NV .................. 5,006 143,751
Medtronic plc ....................... 14,407 1,483,345
ResMed, Inc. ....................... 1,734 447,910
Siemens Healthineers AG
(b)(c)
............. 8,442 421,370
Smith & Nephew plc ................... 713 12,152
Solventum Corp.
(e)
.................... 3,524 271,242
Sonova Holding AG (Registered) .......... 696 190,484
STERIS plc ......................... 1,334 350,308
Stryker Corp. ....................... 2,373 876,966
Sysmex Corp. ....................... 13,100 123,956
Terumo Corp. ....................... 14,900 194,911
Zimmer Biomet Holdings, Inc. ............ 2,851 248,237
11,684,247
Health Care Providers & Services — 0.9%
Amplifon SpA ....................... 1,631 26,296
Cardinal Health, Inc. ................... 7,133 1,532,739
Cencora, Inc. ....................... 3,135 1,126,155
Centene Corp.
(e)
..................... 19,174 830,618
Cigna Group (The) .................... 3,788 1,038,329
CVS Health Corp. .................... 22,427 1,671,260
Elevance Health, Inc. .................. 4,447 1,537,506
Fresenius Medical Care AG .............. 1,033 46,504
Fresenius SE & Co. KGaA ............... 319 17,844
HCA Healthcare, Inc. .................. 71 34,667
Henry Schein, Inc.
(e)
................... 5,990 452,125
Humana, Inc. ....................... 2,912 568,422
McKesson Corp. ..................... 1,613 1,340,742
Molina Healthcare, Inc.
(e)
................ 2,400 431,016
Sonic Healthcare Ltd. .................. 15,883 253,998
UnitedHealth Group, Inc. ................ 5,631 1,615,703
12,523,924
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 6,385 348,876
American Healthcare REIT, Inc. ........... 34,094 1,599,350
CareTrust REIT, Inc. ................... 24,577 917,705
Healthcare Realty Trust, Inc. , Class A ....... 8,830 148,256
Welltower, Inc. ....................... 3,704 697,685
3,711,872
Health Care Technology — 0.0%
Pro Medicus Ltd. ..................... 209 26,719
Security
Shares
Shares Value
Hotel & Resort REITs — 0.0%
Invincible Investment Corp. .............. 665 $ 281,640
Hotels, Restaurants & Leisure — 0.2%
Amadeus IT Group SA ................. 457 30,640
Aristocrat Leisure Ltd. .................. 6,312 234,489
Carnival plc
(e)
....................... 586 17,406
Compass Group plc ................... 10,874 326,062
Darden Restaurants, Inc. ............... 161 32,095
Domino's Pizza, Inc. ................... 23 9,438
Entain plc .......................... 4,503 37,358
Evolution AB
(b)(c)
...................... 3,813 247,697
Fortrex Holdings LLC
(e)(g)
................ 905 24,435
Galaxy Entertainment Group Ltd. .......... 11,000 55,888
InterContinental Hotels Group plc .......... 419 56,607
McDonald's Corp. .................... 2,246 707,490
Restaurant Brands International, Inc. ........ 7,243 485,278
Sands China Ltd. ..................... 28,400 61,636
Sodexo SA ......................... 2,560 130,795
Yum! Brands, Inc. .................... 1,212 188,466
2,645,780
Household Durables — 0.1%
Lennar Corp. , Class A .................. 187 20,448
Panasonic Holdings Corp. ............... 7,500 102,830
Sekisui House Ltd. .................... 13,800 307,558
Sony Group Corp. .................... 29,300 646,004
1,076,840
Household Products — 0.2%
Colgate-Palmolive Co. ................. 2,848 257,146
Henkel AG & Co. KGaA ................ 2,386 196,962
Kimberly-Clark Corp. .................. 1,248 124,788
Procter & Gamble Co. (The) ............. 6,424 974,970
Reckitt Benckiser Group plc .............. 17,262 1,438,958
Unicharm Corp. ...................... 11,600 70,413
3,063,237
Independent Power and Renewable Electricity Producers — 0.0%
Orsted A/S
(b)(c)(e)
...................... 5,419 121,902
Industrial Conglomerates — 0.2%
CK Hutchison Holdings Ltd. .............. 21,500 173,361
DCC plc ........................... 2,253 142,816
Hitachi Ltd. ......................... 19,700 683,593
Honeywell International, Inc. ............. 531 120,813
Jardine Matheson Holdings Ltd. ........... 1,700 123,893
Keppel Ltd. ......................... 16,100 138,506
Sekisui Chemical Co. Ltd. ............... 9,100 160,955
Siemens AG (Registered) ............... 2,196 663,917
Smiths Group plc ..................... 5,028 172,671
2,380,525
Industrial REITs — 0.5%
CapitaLand Ascendas REIT .............. 11,400 25,511
EastGroup Properties, Inc. .............. 5,623 1,021,362
Goodman Group ..................... 51,330 1,090,439
LondonMetric Property plc ............... 348,779 957,430
Mitsui Fudosan Logistics Park, Inc. ......... 646 482,151
Prologis, Inc. ........................ 13,564 1,770,916
Rexford Industrial Realty, Inc. ............ 5,609 227,333
STAG Industrial, Inc. .................. 3,908 146,589
Tritax Big Box REIT plc ................. 209,268 475,023
Warehouses De Pauw CVA .............. 20,310 575,497
6,772,251
Insurance — 0.9%
Admiral Group plc .................... 6,807 256,174
Ageas SA .......................... 5,382 382,286

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
AIA Group Ltd. ...................... 55,600 $ 641,484
Allianz SE (Registered) ................. 6,333 2,788,560
Allstate Corp. (The) ................... 1,079 214,710
American International Group, Inc. ......... 2,822 211,311
Arthur J Gallagher & Co. ................ 1,402 349,617
ASR Nederland NV ................... 4,783 347,393
Aviva plc .......................... 9,656 84,180
AXA SA ........................... 53,033 2,418,259
Chubb Ltd. ......................... 1,193 369,305
Cincinnati Financial Corp. ............... 557 89,616
Dai-ichi Life Holdings, Inc. ............... 11,200 98,494
Fidelity National Financial, Inc. , Class A ...... 4,559 247,964
Generali ........................... 22,293 909,341
Hartford Insurance Group, Inc. (The) ........ 988 133,439
Japan Post Holdings Co. Ltd. ............. 13,000 156,427
Legal & General Group plc .............. 5,706 20,717
Marsh & McLennan Cos., Inc. ............ 238 44,789
MS&AD Insurance Group Holdings, Inc. ..... 3,200 81,528
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................... 612 370,919
NN Group NV ....................... 7,037 557,804
Progressive Corp. (The) ................ 2,333 485,264
Prudential plc ....................... 1,010 16,589
QBE Insurance Group Ltd. .............. 5,594 76,670
Sampo OYJ , Class A .................. 9,968 111,166
Sompo Holdings, Inc. .................. 2,100 72,418
Suncorp Group Ltd. ................... 2,074 24,415
T&D Holdings, Inc. .................... 1,500 37,049
Tokio Marine Holdings, Inc. .............. 6,900 257,181
Travelers Cos., Inc. (The) ............... 790 224,763
Tryg A/S ........................... 13,279 322,720
Unipol Assicurazioni SpA ................ 8,487 189,021
Zurich Insurance Group AG .............. 468 332,945
12,924,518
Interactive Media & Services — 0.1%
Alphabet, Inc. , Class A ................. 675 228,150
Alphabet, Inc. , Class C
(f)
................ 2,508 849,033
LY Corp. ........................... 32,100 82,190
Meta Platforms, Inc. , Class A ............. 714 511,581
REA Group Ltd. ...................... 595 78,233
Scout24 SE
(b)(c)
...................... 49 4,878
SEEK Ltd. ......................... 6,885 100,001
1,854,066
IT Services — 0.1%
Accenture plc , Class A ................. 684 180,330
Fujitsu Ltd. ......................... 11,300 313,979
Indra Sistemas SA .................... 459 29,667
NEC Corp. ......................... 7,100 240,688
NEXTDC Ltd.
(e)
...................... 53,470 494,037
Nomura Research Institute Ltd. ........... 1,800 54,757
Obic Co. Ltd. ........................ 600 16,676
Travelport Technology Ltd.
(e)(g)
............ 27 64,570
1,394,704
Leisure Products — 0.0%
Hasbro, Inc. ........................ 2,518 224,883
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. ............... 5,002 669,518
Danaher Corp. ...................... 5,771 1,263,214
Eurofins Scientific SE .................. 442 35,755
Lonza Group AG (Registered) ............ 153 103,956
QIAGEN NV ........................ 1,113 59,010
Thermo Fisher Scientific, Inc. ............. 2,807 1,624,158
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc. ........ 1,679 $ 388,051
4,143,662
Machinery — 0.5%
Amada Co. Ltd. ...................... 800 10,249
Atlas Copco AB , Class A ................ 1,444 29,778
Caterpillar, Inc. ...................... 612 402,304
CNH Industrial NV .................... 14,153 152,286
Cummins, Inc. ....................... 527 305,038
Daifuku Co. Ltd. ...................... 500 17,937
Deere & Co. ........................ 163 86,064
DMG Mori Co. Ltd. .................... 1,400 24,708
Epiroc AB , Class A .................... 1,964 55,057
FANUC Corp. ....................... 3,000 120,464
Fincantieri SpA
(e)
..................... 4,977 94,472
Fortive Corp. ........................ 3,125 165,031
GEA Group AG ...................... 1,255 89,736
IHI Corp. .......................... 1,100 25,450
Illinois Tool Works, Inc. ................. 379 99,018
Knorr-Bremse AG .................... 115 13,390
Komatsu Ltd. ....................... 22,300 853,538
Kone OYJ , Class B ................... 11,561 830,830
Kubota Corp. ....................... 22,400 343,205
Middleby Corp. (The)
(e)
................. 1,118 164,536
Mitsubishi Heavy Industries Ltd. ........... 15,000 441,659
NGK Insulators Ltd. ................... 1,700 40,729
Nordson Corp. ....................... 36 9,883
Oshkosh Corp. ...................... 463 66,589
Otis Worldwide Corp. .................. 311 26,566
PACCAR, Inc. ....................... 1,040 127,826
Parker-Hannifin Corp. .................. 177 165,644
Rational AG ........................ 44 35,258
RENK Group AG ..................... 1,841 118,527
Sandvik AB ......................... 12,327 486,748
Schindler Holding AG .................. 411 158,581
Schindler Holding AG (Registered) ......... 165 60,684
SKF AB , Class B ..................... 8,867 231,843
SMC Corp. ......................... 100 38,877
Snap-on, Inc. ....................... 57 20,868
Spirax Group plc ..................... 1,709 170,292
Techtronic Industries Co. Ltd. ............. 46,000 627,969
Wartsila OYJ Abp ..................... 1,043 42,283
Weir Group plc (The) .................. 304 13,427
Westinghouse Air Brake Technologies Corp. ... 34 7,825
Xylem, Inc. ......................... 115 15,855
Yangzijiang Shipbuilding Holdings Ltd. ....... 2,900 7,616
6,798,640
Marine Transportation — 0.0%
AP Moller - Maersk A/S , Class A ........... 9 22,070
AP Moller - Maersk A/S , Class B ........... 10 24,727
Nippon Yusen KK ..................... 9,600 315,503
SITC International Holdings Co. Ltd. ........ 15,000 56,012
418,312
Media — 0.1%
CyberAgent, Inc. ..................... 12,700 115,216
Dentsu Group, Inc.
(e)
................... 2,800 54,352
Informa plc ......................... 2,609 31,485
Learfield Communications LLC, (Acquired
09/06/23, cost $1,570)
(e)(g)(i)
............ 686 76,832
Mobvista, Inc.
(b)(c)(e)
.................... 6,000 11,444
Publicis Groupe SA ................... 6,601 659,759
SES SA , ADR ....................... 11,558 94,666
SKY Perfect JSAT Holdings, Inc. .......... 6,000 86,729
Versant Media Group, Inc.
(e)
.............. 1,020 33,232

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
WPP plc ........................... 88,734 $ 368,088
1,531,803
Metals & Mining — 0.3%
Anglo American plc ................... 5,236 242,782
Antofagasta plc ...................... 3,423 169,615
Barrick Mining Corp. ................... 2,892 132,425
BHP Group Ltd. ...................... 18,004 620,100
Boliden AB
(e)
........................ 2,410 168,764
Endeavour Mining plc .................. 5,072 288,689
Evolution Mining Ltd. .................. 66,208 635,811
Fortescue Ltd. ....................... 14,689 212,709
Freeport-McMoRan, Inc. ................ 3,984 239,956
Glencore plc ........................ 35,369 241,123
Newmont Corp. ...................... 3,443 386,821
Northern Star Resources Ltd. ............. 336 6,177
Perseus Mining Ltd. ................... 2,299 8,855
Regis Resources Ltd. .................. 4,444 23,163
Rio Tinto Ltd. ....................... 1,351 140,754
Rio Tinto plc ........................ 1,199 109,390
Sandfire Resources Ltd.
(e)
............... 1,618 21,955
South32 Ltd. ........................ 102,156 323,617
Southern Copper Corp. ................. 1,542 293,473
Steel Dynamics, Inc. ................... 94 16,880
Teck Resources Ltd. , Class B ............ 8,653 465,185
4,748,244
Multi-Utilities — 0.5%
Algonquin Power & Utilities Corp. .......... 17,143 112,554
Ameren Corp. ....................... 1,364 140,874
Black Hills Corp. ..................... 1,227 89,547
CenterPoint Energy, Inc. ................ 9,947 394,796
Centrica plc ........................ 54,048 141,525
CMS Energy Corp. .................... 6,153 439,878
Consolidated Edison, Inc. ............... 1,282 136,700
Dominion Energy, Inc. .................. 14,973 900,925
DTE Energy Co. ..................... 3,630 487,799
Engie SA .......................... 5,719 170,749
National Grid plc ..................... 31,051 527,543
NiSource, Inc. ....................... 4,209 186,417
Public Service Enterprise Group, Inc. ....... 5,953 490,289
Sempra ........................... 10,105 879,236
Veolia Environnement SA ............... 25,270 947,807
WEC Energy Group, Inc. ................ 7,593 840,317
6,886,956
Municipal-Education — 0.0%
New Knoxville Local School District
(b)(c)(g)
..... 25,064 29,710
Office REITs — 0.2%
BXP, Inc. .......................... 13,283 859,012
COPT Defense Properties ............... 14,703 452,999
Cousins Properties, Inc. ................ 35,630 899,301
Gecina SA ......................... 107 9,828
Hudson Pacific Properties, Inc.
(e)
.......... 21,101 181,891
SL Green Realty Corp. ................. 7,516 336,566
2,739,597
Oil, Gas & Consumable Fuels — 1.0%
Aker BP ASA ........................ 931 27,407
Antero Resources Corp.
(e)
............... 5,117 186,105
BP plc ............................ 142,646 904,455
Canadian Natural Resources Ltd. .......... 47,531 1,767,337
Cheniere Energy, Inc. .................. 1,933 408,868
Chevron Corp. ....................... 1,298 229,616
ConocoPhillips ...................... 1,894 197,412
Coterra Energy, Inc. ................... 9,823 283,394
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
DT Midstream, Inc. .................... 1,288 $ 162,314
Enbridge, Inc. ....................... 7,288 355,769
ENEOS Holdings, Inc. ................. 27,500 232,428
Eni SpA ........................... 12,438 254,222
EOG Resources, Inc. .................. 834 93,517
EQT Corp. ......................... 8,269 477,369
Expand Energy Corp. .................. 2,291 257,531
Galp Energia SGPS SA , Class B .......... 303 6,029
Kinder Morgan, Inc. ................... 11,323 345,238
Koninklijke Vopak NV .................. 2,696 134,555
LUKOIL PJSC
(e)(g)
..................... 44,196 6
Novatek PJSC
(e)(g)
.................... 80 —
Pembina Pipeline Corp. ................ 20,590 855,567
Phillips 66 .......................... 636 91,304
Plains GP Holdings LP , Class A ........... 9,512 194,806
Range Resources Corp. ................ 4,325 163,701
Repsol SA ......................... 32,656 643,359
Santos Ltd. ......................... 25,409 123,913
Shell plc ........................... 32,557 1,251,475
South Bow Corp. ..................... 5,686 161,482
TC Energy Corp. ..................... 6,770 397,126
TotalEnergies SE ..................... 34,476 2,507,397
Tourmaline Oil Corp. ................... 7,886 373,205
Williams Cos., Inc. (The) ................ 12,925 869,336
Woodside Energy Group Ltd. ............. 1,344 23,730
13,979,973
Passenger Airlines — 0.0%
International Consolidated Airlines Group SA .. 28,318 162,427
Qantas Airways Ltd. ................... 7,801 54,542
216,969
Personal Care Products — 0.1%
Kao Corp. .......................... 1,200 48,003
L'Oreal SA ......................... 924 424,522
Unilever plc ......................... 5,288 359,740
832,265
Pharmaceuticals — 1.9%
Astellas Pharma, Inc. .................. 16,800 233,686
AstraZeneca plc ..................... 11,884 2,214,157
Bayer AG (Registered) ................. 24,570 1,299,549
Bristol-Myers Squibb Co. ................ 4,644 255,652
Chugai Pharmaceutical Co. Ltd. ........... 500 28,560
Daiichi Sankyo Co. Ltd. ................. 8,000 146,557
Eisai Co. Ltd. ....................... 700 19,516
Eli Lilly & Co. ....................... 1,710 1,773,526
Galderma Group AG ................... 205 38,212
GSK plc ........................... 48,620 1,257,394
Haleon plc ......................... 134,254 702,135
Hikma Pharmaceuticals plc .............. 3,744 78,535
Ipsen SA .......................... 2,874 469,512
Johnson & Johnson ................... 3,361 763,787
Kyowa Kirin Co. Ltd. ................... 5,400 87,664
Merck & Co., Inc. ..................... 12,028 1,326,328
Novartis AG (Registered) ............... 15,613 2,316,498
Novo Nordisk A/S , Class B .............. 59,864 3,554,679
Ono Pharmaceutical Co. Ltd. ............. 8,600 128,126
Orion OYJ , Class B ................... 4,961 410,265
Otsuka Holdings Co. Ltd. ............... 2,100 125,724
Pfizer, Inc. ......................... 14,197 375,369
Recordati Industria Chimica e Farmaceutica SpA 7,407 408,121
Roche Holding AG .................... 11,593 5,279,054
Sanofi SA .......................... 38,442 3,625,993
Takeda Pharmaceutical Co. Ltd. ........... 2,900 98,715
UCB SA ........................... 3,384 1,031,192

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Zoetis, Inc. , Class A ................... 1,434 $ 178,992
28,227,498
Professional Services — 0.2%
Automatic Data Processing, Inc. ........... 371 91,570
Broadridge Financial Solutions, Inc. ........ 80 15,769
Bureau Veritas SA .................... 1,151 37,053
Computershare Ltd. ................... 4,867 110,532
Equifax, Inc. ........................ 430 86,602
Experian plc ........................ 7,150 270,804
Intertek Group plc .................... 5,289 324,468
Leidos Holdings, Inc. .................. 482 90,751
Maximus, Inc. ....................... 3,803 359,155
Recruit Holdings Co. Ltd. ............... 4,600 242,300
RELX plc .......................... 8,386 297,301
SGS SA (Registered)
(f)
................. 702 84,492
SS&C Technologies Holdings, Inc. ......... 7,246 593,375
Verisk Analytics, Inc. ................... 510 110,905
Wolters Kluwer NV .................... 2,270 213,160
2,928,237
Real Estate Management & Development — 0.4%
ADLER Group SA
(e)(g)
.................. 49,454 1
CapitaLand Investment Ltd. .............. 34,000 82,318
CK Asset Holdings Ltd. ................. 15,000 87,872
Daiwa House Industry Co. Ltd. ............ 10,200 347,556
Hongkong Land Holdings Ltd. ............ 3,900 33,091
Hulic Co. Ltd. ....................... 600 7,150
LEG Immobilien SE ................... 825 59,654
Lendlease Corp. Ltd.
(h)
................. 75,423 252,404
Mitsubishi Estate Co. Ltd. ............... 13,900 354,254
Mitsui Fudosan Co. Ltd. ................ 129,300 1,482,671
Nomura Real Estate Holdings, Inc. ......... 3,600 23,923
PSP Swiss Property AG (Registered) ....... 50 10,036
Sumitomo Realty & Development Co. Ltd. .... 2,600 72,402
Sun Hung Kai Properties Ltd. ............. 53,000 851,121
TAG Immobilien AG ................... 8,234 139,693
Tokyu Fudosan Holdings Corp. ............ 38,300 354,639
VGP NV ........................... 2,854 349,999
Vonovia SE ......................... 29,062 850,915
Wharf Real Estate Investment Co. Ltd. ...... 176,000 611,030
5,970,729
Residential REITs — 0.3%
American Homes 4 Rent , Class A .......... 19,373 606,762
AvalonBay Communities, Inc. ............ 1,028 182,645
Centurion Accommodation REIT
(e)
......... 58,800 51,688
Equity LifeStyle Properties, Inc. ........... 19,018 1,201,367
Equity Residential .................... 13,469 839,388
UDR, Inc. .......................... 19,625 729,069
UNITE Group plc (The) ................. 59,693 464,255
4,075,174
Retail REITs — 0.3%
Agree Realty Corp. ................... 13,121 947,730
Federal Realty Investment Trust ........... 4,862 491,840
Klepierre SA ........................ 1,437 55,358
Link REIT .......................... 9,700 44,598
Primaris REIT ....................... 26,194 318,372
Regency Centers Corp. ................ 11,677 850,903
Simon Property Group, Inc. .............. 6,738 1,289,047
3,997,848
Semiconductors & Semiconductor Equipment — 0.6%
Advantest Corp. ...................... 2,500 413,466
Applied Materials, Inc. ................. 285 91,861
ASM International NV .................. 269 225,915
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
ASML Holding NV .................... 1,394 $ 1,998,865
BE Semiconductor Industries NV .......... 1,958 381,112
Broadcom, Inc. ...................... 645 213,688
Disco Corp. ......................... 300 127,875
Infineon Technologies AG ............... 1,770 86,522
Kioxia Holdings Corp.
(e)
................. 200 27,357
KLA Corp. .......................... 38 54,262
Monolithic Power Systems, Inc. ........... 12 13,490
Nova Ltd.
(e)
......................... 158 77,127
NVIDIA Corp. ....................... 638 121,941
NXP Semiconductors NV ............... 206 46,585
Renesas Electronics Corp.
(e)
............. 44,300 736,508
SCREEN Holdings Co. Ltd. .............. 1,900 241,971
STMicroelectronics NV ................. 1,065 30,074
Texas Instruments, Inc. ................. 1,894 408,252
Tokyo Electron Ltd. ................... 12,000 3,197,509
8,494,380
Software — 0.3%
Check Point Software Technologies Ltd.
(e)
.... 276 49,545
Cipher Mining, Inc.
(e)
................... 2,549 40,682
Cleanspark, Inc.
(e)
.................... 2,246 26,593
Core Scientific, Inc.
(e)
.................. 3,314 59,619
CyberArk Software Ltd.
(e)
................ 161 69,364
Dassault Systemes SE ................. 1,572 43,238
Fortinet, Inc.
(e)
....................... 1,485 120,671
Gen Digital, Inc. ...................... 2,273 54,529
Hut 8 Corp.
(e)
........................ 1,175 65,600
Intuit, Inc. .......................... 72 35,922
Microsoft Corp. ...................... 2,246 966,431
Nemetschek SE ...................... 1,191 104,063
Nice Ltd.
(e)
......................... 912 96,466
Open Text Corp. ..................... 5,937 151,646
Oracle Corp. ........................ 2,348 386,434
Palo Alto Networks, Inc.
(e)
............... 929 164,405
Sage Group plc (The) .................. 40,397 529,734
SAP SE ........................... 4,193 837,629
Technology One Ltd. .................. 2,417 42,198
Terawulf, Inc.
(e)
...................... 3,315 44,322
Trend Micro, Inc.
(e)
.................... 3,500 137,298
Workday, Inc. , Class A
(e)
................ 1,180 207,243
Xero Ltd.
(e)
......................... 276 17,987
Zscaler, Inc.
(e)
....................... 393 78,604
4,330,223
Specialized REITs — 0.5%
Crown Castle, Inc. .................... 6,986 606,455
DigiCo Infrastructure REIT
(h)
............. 97,337 173,513
Digital Realty Trust, Inc. ................ 2,252 373,719
Equinix, Inc. ........................ 2,918 2,395,474
Iron Mountain, Inc. .................... 13,437 1,237,951
Keppel DC REIT ..................... 300,160 537,858
National Storage REIT
(h)
................ 181,302 347,437
Outfront Media, Inc. ................... 27,276 663,352
Public Storage ....................... 2,948 814,208
Smartstop Self Storage REIT, Inc. .......... 20,526 645,337
VICI Properties, Inc. ................... 3,841 107,855
7,903,159
Specialty Retail — 0.2%
Fast Retailing Co. Ltd. ................. 600 228,920
H & M Hennes & Mauritz AB , Class B ....... 11,480 229,889
Industria de Diseno Textil SA ............. 28,579 1,859,639
JB Hi-Fi Ltd. ........................ 443 24,959
Kingfisher plc ....................... 13,401 61,757
Lowe's Cos., Inc. ..................... 461 123,115

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Williams-Sonoma, Inc. ................. 66 $ 13,507
Zalando SE
(b)(c)(e)
..................... 329 9,460
2,551,246
Technology Hardware, Storage & Peripherals — 0.2%
Canon, Inc. ......................... 5,200 158,282
Dell Technologies, Inc. , Class C ........... 413 47,264
FUJIFILM Holdings Corp. ............... 26,300 525,349
Hewlett Packard Enterprise Co. ........... 15,596 335,626
HP, Inc. ........................... 1,798 34,953
Logitech International SA (Registered) ....... 1,686 145,253
Pure Storage, Inc. , Class A
(e)
............. 2,291 159,316
Samsung Electronics Co. Ltd. , GDR
(b)(c)
...... 535 1,472,813
Western Digital Corp. .................. 2,128 532,489
3,411,345
Textiles, Apparel & Luxury Goods — 0.1%
adidas AG ......................... 460 81,559
Cie Financiere Richemont SA (Registered) .... 1,430 277,577
Hermes International SCA ............... 80 192,480
LVMH Moet Hennessy Louis Vuitton SE ...... 872 562,793
Pandora A/S ........................ 1,938 156,869
Swatch Group AG (The) ................ 1,135 267,789
1,539,067
Tobacco — 0.4%
Altria Group, Inc. ..................... 5,759 357,001
British American Tobacco plc ............. 44,760 2,704,113
Imperial Brands plc ................... 23,292 981,007
Japan Tobacco, Inc. ................... 9,000 325,275
Philip Morris International, Inc. ............ 4,825 865,798
5,233,194
Trading Companies & Distributors — 0.4%
AddTech AB , Class B .................. 152 4,935
Ashtead Group plc .................... 974 62,706
Brenntag SE ........................ 2,905 176,740
Bunzl plc .......................... 7,343 205,920
Diploma plc ......................... 511 37,227
ITOCHU Corp. ...................... 800 10,242
Mitsubishi Corp. ...................... 10,400 276,290
Mitsui & Co. Ltd. ..................... 66,900 2,185,291
SGH Ltd. .......................... 332 10,640
Sumitomo Corp. ..................... 25,600 1,039,593
Toyota Tsusho Corp. ................... 16,700 608,201
WESCO International, Inc. ............... 2,156 624,011
5,241,796
Transportation Infrastructure — 0.2%
Aena SME SA
(b)(c)
..................... 25,705 798,335
Aeroports de Paris SA ................. 681 89,975
Auckland International Airport Ltd. ......... 78,811 391,954
Flughafen Zurich AG (Registered) .......... 976 303,127
Fraport AG Frankfurt Airport Services
Worldwide
(e)
...................... 3,401 314,679
Incora Top Holdco LLC
(b)(e)(g)
.............. 1,197 7,122
Transurban Group
(h)
................... 56,628 547,750
2,452,942
Water Utilities — 0.1%
American Water Works Co., Inc. ........... 876 113,118
Guangdong Investment Ltd. .............. 208,000 196,651
Severn Trent plc ..................... 6,215 249,630
United Utilities Group plc ................ 15,674 268,426
827,825
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.1%
Airtel Africa plc
(b)(c)
.................... 5,202 $ 22,681
Altice France Lux 3
(e)
.................. 6,374 119,965
Array Digital Infrastructure, Inc. ........... 2,486 119,800
KDDI Corp. ......................... 2,700 45,587
Rogers Communications, Inc. , Class B ...... 2,987 112,938
SoftBank Corp. ...................... 121,100 164,606
SoftBank Group Corp. ................. 10,000 273,074
Tele2 AB , Class B .................... 9,732 179,055
T-Mobile US, Inc. ..................... 2,204 434,651
Vodafone Group plc ................... 191,481 281,999
1,754,356
Total Common Stocks — 22.0%
(Cost: $285,312,636) .............................. 318,625,748
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.3%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 145 150,074
ATI, Inc.
4.88%, 10/01/29 ................... 96 95,705
5.13%, 10/01/31 ................... 96 96,152
Axon Enterprise, Inc., 6.25%, 03/15/33
(b)
..... 21 21,759
Bombardier, Inc.
(b)
8.75%, 11/15/30 ................... 46 49,297
7.25%, 07/01/31 ................... 14 14,863
7.00%, 06/01/32 ................... 170 178,452
6.75%, 06/15/33 ................... 320 336,126
Carpenter Technology Corp., 5.63%, 03/01/34
(b)
120 121,772
Czechoslovak Group A/S, 5.25%, 01/10/31
(c)
.. EUR 275 340,232
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(b)
.................. USD 1,007 1,026,556
Goat Holdco LLC, 6.75%, 02/01/32
(b)
........ 66 67,784
TransDigm, Inc.
(b)
6.75%, 08/15/28 ................... 137 139,305
6.38%, 03/01/29 ................... 143 147,051
6.63%, 03/01/32 ................... 207 214,032
6.00%, 01/15/33 ................... 199 202,760
6.38%, 05/31/33 ................... 520 529,366
6.25%, 01/31/34 ................... 177 182,924
6.75%, 01/31/34 ................... 735 760,737
Wolverine Escrow LLC, 0.00%, 11/15/26
(g)
.... 84 —
4,674,947
Air Freight & Logistics — 0.0%
(b)
Rand Parent LLC, 8.50%, 02/15/30 ......... 127 132,716
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 28 29,579
162,295
Automobile Components — 0.3%
Allison Transmission, Inc., 5.88%, 12/01/33
(b)
.. 76 77,076
American Axle & Manufacturing, Inc.
(b)
6.38%, 10/15/32 ................... 45 45,913
7.75%, 10/15/33 ................... 47 48,350
Clarios Global LP
6.75%, 05/15/28
(b)
.................. 114 116,645
6.75%, 02/15/30
(b)
.................. 296 309,655
4.75%, 06/15/31
(c)
.................. EUR 457 550,369
6.75%, 09/15/32
(b)
.................. USD 349 361,225
Dana, Inc., 4.50%, 02/15/32 ............. 17 16,078
Dometic Group AB, 5.00%, 09/11/30
(c)
....... EUR 115 137,837
Forvia SE
(c)
3.75%, 06/15/28 ................... 71 84,703
5.63%, 06/15/30 ................... 100 124,168

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
5.50%, 06/15/31 ................... EUR 140 $ 172,109
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ................... USD 61 59,739
6.63%, 07/15/30 ................... 18 18,378
Icahn Enterprises LP
5.25%, 05/15/27 ................... 238 235,450
9.75%, 01/15/29 ................... 43 43,262
10.00%, 11/15/29
(b)
................. 342 345,210
IHO Verwaltungs GmbH, 8.75%, (8.75% Cash or
9.50% PIK), 05/15/28
(a)(c)(j)
............. EUR 325 399,394
Mahle GmbH, 6.50%, 05/02/31
(c)
.......... 116 143,394
Schaeffler AG
(c)
4.25%, 04/01/28 ................... 100 121,079
5.38%, 04/01/31 ................... 100 125,950
Tenneco, Inc., 8.00%, 11/17/28
(b)
.......... USD 244 245,452
ZF Europe Finance BV
(c)
2.50%, 10/23/27 ................... EUR 500 586,485
7.00%, 06/12/30 ................... 200 252,696
ZF Finance GmbH, 2.25%, 05/03/28
(c)
....... 200 229,279
4,849,896
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd., 10.38%,
03/31/29
(c)
....................... GBP 186 228,985
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(b)
....................... USD 171 170,525
Nissan Motor Co. Ltd.
5.25%, 07/17/29
(c)
.................. EUR 354 431,857
7.75%, 07/17/32
(b)
.................. USD 200 211,075
6.38%, 07/17/33
(c)
.................. EUR 100 122,694
8.13%, 07/17/35
(b)
.................. USD 200 213,584
RCI Banque SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50%, 10/09/34 ................. EUR 300 374,834
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75%, 03/24/37 ................. 300 364,861
Rivian Holdings LLC, 10.00%, 01/15/31
(b)
..... USD 42 39,647
2,158,062
Banks — 0.1%
(a)(c)
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36 . EUR 200 246,176
Al Rajhi Sukuk Ltd., (6-Year USD Constant
Maturity + 1.59%), 6.25%
(k)
............ USD 290 291,902
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35 ........................ EUR 225 273,788
Eurobank SA, (1-Year EURIBOR ICE Swap Rate
+ 1.70%), 4.00%, 02/07/36 ............ 276 330,020
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35 . 139 178,383
1,320,269
Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34
(b)
USD 200 200,554
Genmab A/S, 7.25%, 12/15/33
(b)
........... 200 211,672
Grifols SA
(c)
7.13%, 05/01/30 ................... EUR 355 439,928
7.50%, 05/01/30 ................... 100 124,068
976,222
Broadline Retail — 0.1%
B&M European Value Retail SA
(c)
4.00%, 11/15/28 ................... GBP 100 131,852
6.50%, 11/27/31 ................... 357 478,774
Getty Images, Inc.
(b)
11.25%, 02/21/30 .................. USD 103 92,195
10.50%, 11/15/30 .................. 35 35,440
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
Match Group Holdings II LLC
(b)
4.13%, 08/01/30 ................... USD 141 $ 132,901
6.13%, 09/15/33 ................... 145 145,538
Prosus NV, 4.03%, 08/03/50
(c)
............ 231 161,059
1,177,759
Building Products — 0.2%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
....................... 73 74,638
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(b)
....................... 50 52,588
Builders FirstSource, Inc.
(b)
6.38%, 03/01/34 ................... 31 32,075
6.75%, 05/15/35 ................... 129 135,531
EMRLD Borrower LP
6.38%, 12/15/30
(c)
.................. EUR 100 123,084
6.63%, 12/15/30
(b)
.................. USD 529 547,556
6.75%, 07/15/31
(b)
.................. 173 181,504
HT Troplast GmbH, 9.38%, 07/15/28
(c)
....... EUR 175 216,603
JELD-WEN, Inc., 4.88%, 12/15/27
(b)
........ USD 113 99,304
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................... 30 30,008
9.75%, 07/15/28 ................... 63 63,315
Quikrete Holdings, Inc.
(b)
6.38%, 03/01/32 ................... 411 426,245
6.75%, 03/01/33 ................... 218 226,473
Standard Building Solutions, Inc.
(b)
6.50%, 08/15/32 ................... 107 110,332
6.25%, 08/01/33 ................... 425 434,417
5.88%, 03/15/34 ................... 91 90,911
Standard Industries, Inc.
(b)
4.38%, 07/15/30 ................... 142 136,989
3.38%, 01/15/31 ................... 44 40,605
Wilsonart LLC, 11.00%, 08/15/32
(b)
......... 104 94,995
3,117,173
Capital Markets — 0.1%
Apollo Debt Solutions BDC
5.88%, 08/30/30 ................... 36 36,276
6.70%, 07/29/31 ................... 20 20,858
Ares Strategic Income Fund
(b)
5.80%, 09/09/30 ................... 40 40,130
5.15%, 01/15/31 ................... 52 50,609
Blue Owl Capital Corp., 6.20%, 07/15/30 ..... 66 66,601
Blue Owl Capital Corp. II, 8.45%, 11/15/26 .... 30 30,721
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
.................. 69 64,294
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
276 282,549
Jane Street Group
(b)
6.13%, 11/01/32 ................... 17 17,314
6.75%, 05/01/33 ................... 129 134,178
Osaic Holdings, Inc.
(b)
6.75%, 08/01/32 ................... 29 30,055
Series JAN, 6.75%, 08/01/32 ........... 77 79,718
8.00%, 08/01/33 ................... 47 48,717
Series Jan, 8.00%, 08/01/33 ........... 95 98,562
SURA Asset Management SA, 6.35%, 05/13/32
(b)
205 217,933
1,218,515
Chemicals — 0.6%
Celanese US Holdings LLC
7.00%, 02/15/31 ................... 9 9,206
6.75%, 04/15/33 ................... 40 40,518
7.38%, 02/15/34 ................... 107 108,881
Chemours Co. (The)
5.38%, 05/15/27 ................... 96 96,634
5.75%, 11/15/28
(b)
.................. 533 528,584

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
4.63%, 11/15/29
(b)
.................. USD 28 $ 26,110
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.... 209 203,701
EQUATE Petrochemical Co. KSC, 4.25%,
11/03/26
(c)
........................ 230 229,569
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
....................... EUR 114 135,186
INEOS Finance plc
(c)
6.38%, 04/15/29 ................... 278 284,231
7.25%, 03/31/31 ................... 246 243,785
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29
(c)
114 110,134
Inversion Escrow Issuer LLC, 6.75%, 08/01/32
(b)
USD 200 198,099
Italmatch Chemicals SpA, 6.25%, 02/05/31
(c)
.. EUR 100 118,879
Itelyum Regeneration SpA, 5.75%, 04/15/30
(c)
.. 300 360,815
Kronos International, Inc.
9.50%, 03/15/29
(c)
.................. 386 415,713
Lune Holdings SARL, 5.63%, 11/15/28
(c)
..... 147 16,990
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
...... USD 32 32,229
Maxam Prill SARL, 6.00%, 07/15/30
(c)
....... EUR 374 460,220
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
....................... USD 43 44,342
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
. 106 105,205
Olympus Water US Holding Corp.
5.38%, 10/01/29
(c)
.................. EUR 135 149,593
7.25%, 06/15/31
(b)
.................. USD 645 661,155
6.13%, 02/15/33
(c)
.................. EUR 158 187,702
7.25%, 02/15/33
(b)
.................. USD 863 859,642
Perimeter Holdings LLC, 6.25%, 01/15/34
(b)
... 241 241,010
Sasol Financing USA LLC, 4.38%, 09/18/26 ... 200 198,335
SCIL IV LLC, 9.50%, 07/15/28
(c)
........... EUR 200 248,685
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................... USD 27 25,416
4.38%, 02/01/32 ................... 45 42,422
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
....................... 241 237,144
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(b)
....................... 160 160,846
Synthomer plc, 7.38%, 05/02/29
(c)
.......... EUR 203 195,290
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................... USD 14 14,000
5.63%, 08/15/29 ................... 833 796,081
7.38%, 03/01/31 ................... 258 263,352
6.63%, 08/15/32 ................... 129 128,287
7.00%, 08/01/33 ................... 108 108,135
8,286,126
Commercial Services & Supplies — 0.7%
ADT Security Corp. (The)
(b)
4.88%, 07/15/32 ................... 48 46,482
5.88%, 10/15/33 ................... 186 188,557
Allied Universal Holdco LLC
4.63%, 06/01/28
(b)
.................. 854 843,605
4.88%, 06/01/28
(c)
.................. GBP 187 252,389
6.00%, 06/01/29
(b)
.................. USD 608 602,835
6.88%, 06/15/30
(b)
.................. 444 461,096
7.88%, 02/15/31
(b)
.................. 948 997,697
Amber Finco plc
6.63%, 07/15/29
(c)
.................. EUR 404 501,010
APCOA GmbH, 6.00%, 04/15/31
(c)
......... 555 667,795
APi Group DE, Inc., 4.13%, 07/15/29
(b)
...... USD 41 39,873
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.... 38 37,979
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.55%,
05/01/30
(a)(c)
...................... EUR 100 119,642
Biffa Group Holdings Ltd.
(c)
5.25%, 06/15/31 ................... 100 118,551
7.38%, 06/15/31 ................... GBP 150 208,689
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Brink's Co. (The)
(b)
6.50%, 06/15/29 ................... USD 35 $ 36,108
6.75%, 06/15/32 ................... 138 143,646
Currenta Group Holdings SARL, 5.50%,
05/15/30
(c)
....................... EUR 200 243,071
Deluxe Corp., 8.13%, 09/15/29
(b)
.......... USD 29 30,429
Garda World Security Corp.
(b)
7.75%, 02/15/28 ................... 113 115,403
6.00%, 06/01/29 ................... 75 73,799
8.25%, 08/01/32 ................... 237 242,182
8.38%, 11/15/32 ................... 844 866,506
GFL Environmental Holdings US, Inc., 5.50%,
02/01/34
(b)
....................... 211 211,486
GFL Environmental, Inc.
(b)
4.38%, 08/15/29 ................... 87 85,219
6.75%, 01/15/31 ................... 39 40,799
Group Labl, Inc.
(g)
5.88%, 11/01/28 ................... 76 34,580
9.50%, 11/01/28 ................... 209 95,095
Luna 1.5 SARL, 10.36%, (10.36% Cash or
11.25% PIK), 07/01/32
(c)(j)
............. EUR 141 174,508
Madison IAQ LLC, 5.88%, 06/30/29
(b)
....... USD 418 417,480
Paprec Holding SA, 4.13%, 07/15/30
(c)
...... EUR 192 229,255
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
....................... USD 167 167,355
Reworld Holding Corp., 4.88%, 12/01/29
(b)
.... 36 34,851
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
.. 348 362,163
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(b)
....................... 151 152,715
Techem Verwaltungsgesellschaft 675 mbH,
4.63%, 07/15/32
(c)
.................. EUR 100 119,323
Verisure Holding AB, 7.13%, 02/01/28
(c)
...... 100 121,126
Veritiv Operating Co., 10.50%, 11/30/30
(b)
.... USD 123 131,702
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
..... 664 682,170
Williams Scotsman, Inc.
(b)
6.63%, 06/15/29 ................... 25 25,847
6.63%, 04/15/30 ................... 39 40,408
7.38%, 10/01/31 ................... 390 406,611
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
.... 3 3,122
10,373,159
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33
(b)
.............. 286 292,978
Arcosa, Inc.
(b)
4.38%, 04/15/29 ................... 40 39,321
6.88%, 08/15/32 ................... 174 183,288
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
....................... 226 216,675
Heathrow Finance plc
(c)
3.88%, 03/01/27
(l)
.................. GBP 175 237,059
6.63%, 03/01/31 ................... 266 371,166
Weekley Homes LLC, 6.75%, 01/15/34
(b)
..... USD 55 55,283
1,395,770
Consumer Finance — 0.2%
Azorra Finance Ltd.
(b)
7.75%, 04/15/30 ................... 114 119,977
7.25%, 01/15/31 ................... 170 178,047
GGAM Finance Ltd.
(b)
8.00%, 06/15/28 ................... 33 34,746
6.88%, 04/15/29 ................... 69 71,387
5.88%, 03/15/30 ................... 57 57,926
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
....................... 207 214,959
Navient Corp.
9.38%, 07/25/30 ................... 3 3,231

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
7.88%, 06/15/32 ................... USD 69 $ 69,643
OneMain Finance Corp.
6.63%, 05/15/29 ................... 71 73,185
5.38%, 11/15/29 ................... 73 72,808
7.88%, 03/15/30 ................... 269 283,758
6.13%, 05/15/30 ................... 475 484,213
6.75%, 03/15/32 ................... 233 238,136
7.13%, 09/15/32 ................... 32 33,139
6.50%, 03/15/33 ................... 126 126,646
6.75%, 09/15/33 ................... 203 205,250
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
388 406,634
2,673,685
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc.
(b)
5.50%, 03/31/31 ................... 49 49,087
5.63%, 03/31/32 ................... 51 50,948
6.25%, 03/15/33 ................... 47 47,992
5.75%, 03/31/34 ................... 218 214,397
Bellis Acquisition Co. plc
(c)
8.13%, 05/14/30 ................... GBP 193 241,354
8.00%, 07/01/31 ................... EUR 400 448,716
Boots Group Finco LP, 5.38%, 08/31/32
(c)
..... 100 122,434
FR Bondco SAS, 6.88%, 10/31/32
(c)
........ 100 120,187
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... USD 35 36,672
Market Bidco Finco plc
6.75%, 01/31/31
(c)
.................. EUR 247 289,643
New Immo Holding SA, 5.88%, 04/17/28
(c)
.... 100 123,071
Ocado Group plc
(c)
6.25%, 08/06/29
(m)
................. GBP 200 248,585
11.00%, 06/15/30 .................. 101 141,305
Performance Food Group, Inc.
(b)
4.25%, 08/01/29 ................... USD 24 23,500
6.13%, 09/15/32 ................... 57 58,542
Picard Groupe SAS, 6.38%, 07/01/29
(c)
...... EUR 300 369,661
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
.. USD 132 132,232
US Foods, Inc.
(b)
4.75%, 02/15/29 ................... 47 46,812
7.25%, 01/15/32 ................... 13 13,639
2,778,777
Containers & Packaging — 0.3%
Ardagh Group SA
9.50%, 12/01/30
(b)
.................. 30 32,190
12.00%, (12.00% Cash or 7.50% PIK),
12/01/30
(a)(c)(j)
................... EUR 346 360,850
Ardagh Metal Packaging Finance USA LLC
3.00%, 09/01/29
(c)
.................. 200 227,200
4.00%, 09/01/29
(b)
.................. USD 400 379,961
Ardagh Packaging Finance plc, 9.50%,
12/01/30
(c)
....................... 212 228,750
Ball Corp.
3.13%, 09/15/31 ................... 37 34,004
5.50%, 09/15/33 ................... 46 46,755
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................... 88 88,775
6.88%, 01/15/30 ................... 269 272,497
6.75%, 04/15/32 ................... 268 270,092
Crown Americas LLC, 5.88%, 06/01/33
(b)
..... 199 203,542
Fiber Midco SpA, 10.75%, (10.75% Cash or
10.75% PIK), 06/15/29
(c)(j)
............. EUR 100 80,934
Kleopatra Finco SARL, 0.00%, 01/30/31
(g)(n)
... 256 272,931
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 04/15/30 ................... USD 1,531 1,559,706
9.25%, 04/15/30 ................... 51 50,169
OI European Group BV, 5.25%, 06/01/29
(c)
.... EUR 113 137,938
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Sealed Air Corp.
(b)
4.00%, 12/01/27 ................... USD 38 $ 37,855
6.50%, 07/15/32 ................... 25 25,954
Trivium Packaging Finance BV, 8.25%,
07/15/30
(b)
....................... 360 384,147
4,694,250
Distributors — 0.0%
(b)
Gates Corp., 6.88%, 07/01/29 ............ 59 61,333
Resideo Funding, Inc., 6.50%, 07/15/32 ...... 124 125,954
187,287
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
.... 200 203,808
Multiversity SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.28%, 05/17/31
(a)
................ EUR 200 237,755
7.13%, 05/17/31 ................... 200 249,441
Service Corp. International
4.00%, 05/15/31 ................... USD 78 74,226
5.75%, 10/15/32 ................... 148 150,348
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 318 334,361
1,249,939
Diversified REITs — 0.0%
(b)
Digital Realty Trust, Inc., 1.88%, 11/15/29
(m)
... 19 19,631
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32 ................ 150 143,458
Uniti Group LP, Series Feb, 8.63%, 06/15/32 .. 221 222,657
385,746
Diversified Telecommunication Services — 0.7%
Altice Financing SA, 3.00%, 01/15/28
(c)
...... EUR 200 170,091
Altice France SA
4.75%, 10/15/30
(c)
.................. 223 255,451
6.88%, 10/15/30
(b)
.................. USD 18 18,050
6.50%, 10/15/31
(b)
.................. 26 25,568
6.50%, 04/15/32
(b)
.................. 166 162,423
5.63%, 07/15/32
(c)
.................. EUR 214 246,425
6.88%, 07/15/32
(b)
.................. USD 222 216,670
APLD ComputeCo LLC, 9.25%, 12/15/30
(b)
.... 76 78,945
CCO Holdings LLC
5.38%, 06/01/29
(b)
.................. 89 88,012
6.38%, 09/01/29
(b)
.................. 94 94,899
4.75%, 03/01/30
(b)
.................. 115 109,860
4.50%, 08/15/30
(b)
.................. 102 95,864
4.25%, 02/01/31
(b)
.................. 266 243,535
4.75%, 02/01/32
(b)
.................. 196 179,023
4.50%, 05/01/32 ................... 88 78,970
7.00%, 02/01/33
(b)
.................. 118 119,140
4.50%, 06/01/33
(b)
.................. 237 207,367
4.25%, 01/15/34
(b)
.................. 54 45,613
7.38%, 02/01/36
(b)
.................. 390 390,468
Cipher Compute LLC, 7.13%, 11/15/30
(b)
..... 366 377,130
eircom Finance DAC, 5.00%, 04/30/31
(c)
..... EUR 226 272,557
Fibercop SpA
5.13%, 06/30/32
(c)
.................. 100 121,269
Series 2034, 6.00%, 09/30/34
(b)
......... USD 200 194,218
Flash Compute LLC, 7.25%, 12/31/30
(b)
...... 371 372,259
Frontier Communications Holdings LLC
5.88%, 11/01/29 ................... 64 64,582
6.00%, 01/15/30
(b)
.................. 63 63,553
8.63%, 03/15/31
(b)
.................. 91 95,140
IHS Holding Ltd., 6.25%, 11/29/28
(b)
........ 200 199,000
Iliad SA, 4.25%, 01/09/32
(c)
.............. EUR 200 239,908
Level 3 Financing, Inc.
(b)
6.88%, 06/30/33 ................... USD 886 913,451

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
7.00%, 03/31/34 ................... USD 572 $ 592,479
8.50%, 01/15/36 ................... 677 693,068
Lumen Technologies, Inc.
(b)
4.13%, 04/15/29 ................... 39 39,000
4.13%, 04/15/30 ................... 40 40,000
Maya SAS, 7.00%, 04/15/32
(b)
............ 200 204,992
Sable International Finance Ltd., 7.13%,
10/15/32
(b)
....................... 400 405,148
Telecom Argentina SA, 9.25%, 05/28/33
(b)
.... 149 157,028
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 190 212,273
Uniti Services LLC, 7.50%, 10/15/33
(b)
....... 144 148,673
Virgin Media Secured Finance plc, 4.13%,
08/15/30
(c)
....................... GBP 186 231,048
Windstream Services LLC, 8.25%, 10/01/31
(b)
.. USD 861 901,919
WULF Compute LLC, 7.75%, 10/15/30
(b)
..... 488 508,994
Zayo Group Holdings, Inc.
(a)(b)(j)
6.25%, ( 6.25% Cash or 0.50% PIK), 03/09/30 741 721,266
9.00%, (9.00% Cash or 1.88% PIK), 09/09/30 66 59,703
10,655,032
Electric Utilities — 0.3%
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 55 57,024
California Buyer Ltd., 5.63%, 02/15/32
(c)
...... EUR 194 232,668
ContourGlobal Power Holdings SA
5.00%, 02/28/30
(c)
.................. 448 545,126
6.75%, 02/28/30
(b)
.................. USD 400 412,512
4.38%, 07/31/31
(c)
.................. EUR 116 136,687
Diamond II Ltd., 7.95%, 07/28/26
(b)
......... USD 200 200,000
Minejesa Capital BV, 5.63%, 08/10/37
(b)
...... 200 197,772
NRG Energy, Inc.
(b)
5.75%, 07/15/29 ................... 65 64,755
6.00%, 02/01/33 ................... 347 353,658
5.75%, 01/15/34 ................... 178 179,180
6.25%, 11/01/34 ................... 288 295,659
6.00%, 01/15/36 ................... 501 506,229
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
24 23,769
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/31
(b)
200 200,800
Vistra Operations Co. LLC
(b)
7.75%, 10/15/31 ................... 118 124,859
6.88%, 04/15/32 ................... 65 68,298
VoltaGrid LLC, 7.38%, 11/01/30
(b)
.......... 616 623,892
XPLR Infrastructure Operating Partners LP
(b)
8.38%, 01/15/31 ................... 279 293,067
8.63%, 03/15/33 ................... 17 17,835
7.75%, 04/15/34 ................... 237 241,585
4,775,375
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
....... 177 174,302
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 .......... 80 79,669
Sensata Technologies, Inc.
4.38%, 02/15/30 ................... 85 83,116
6.63%, 07/15/32 ................... 407 425,169
587,954
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.25%, 04/01/28 ................... 202 202,509
6.63%, 09/01/32 ................... 216 223,905
Archrock Services LP, 6.00%, 02/01/34
(b)
..... 108 107,918
Deepocean Ltd., 6.00%, 04/08/31
(c)
......... EUR 100 122,905
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. USD 28 29,773
Enerflex, Inc., 6.88%, 01/15/31
(b)
.......... 32 33,072
Kodiak Gas Services LLC
(b)
7.25%, 02/15/29 ................... 171 177,364
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
6.50%, 10/01/33 ................... USD 186 $ 190,517
6.75%, 10/01/35 ................... 111 114,693
Nabors Industries, Inc., 7.63%, 11/15/32
(b)
.... 38 38,711
Noble Finance II LLC, 8.00%, 04/15/30
(b)
..... 25 26,061
OEG Finance plc, 7.25%, 09/27/29
(c)
........ EUR 437 541,084
Star Holding LLC, 8.75%, 08/01/31
(b)
........ USD 143 143,349
Tidewater, Inc., 9.13%, 07/15/30
(b)
......... 38 41,104
Transocean International Ltd.
(b)
8.75%, 02/15/30 ................... 36 37,528
7.88%, 10/15/32 ................... 53 55,906
USA Compression Partners LP
(b)
7.13%, 03/15/29 ................... 206 213,296
6.25%, 10/01/33 ................... 204 206,652
Valaris Ltd. , 8.38%, 04/30/30
(b)
............ 78 81,503
Vallourec SACA, 7.50%, 04/15/32
(b)
........ 220 233,802
Weatherford International Ltd., 6.75%, 10/15/33
(b)
209 216,467
3,038,119
Entertainment — 0.1%
Electronic Arts, Inc., 2.95%, 02/15/51 ....... 46 42,719
Live Nation Entertainment, Inc., 3.75%,
01/15/28
(b)
....................... 39 38,456
Pinewood Finco plc
6.00%, 03/27/30
(c)
.................. GBP 315 436,292
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... USD 39 33,872
Warnermedia Holdings, Inc., 5.05%, 03/15/42 .. 607 426,417
977,756
Financial Services — 0.6%
Block, Inc.
5.63%, 08/15/30
(b)
.................. 100 101,784
6.50%, 05/15/32 ................... 462 479,996
6.00%, 08/15/33
(b)
.................. 132 134,836
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(c)(j)
.............. GBP 213 289,979
CrossCountry Intermediate HoldCo LLC
(b)
6.50%, 10/01/30 ................... USD 105 106,574
6.75%, 12/01/32 ................... 6 6,049
Freedom Mortgage Holdings LLC
(b)
9.25%, 02/01/29 ................... 21 21,984
6.88%, 05/01/31 ................... 58 57,558
9.13%, 05/15/31 ................... 308 325,639
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(c)
.. EUR 265 305,879
Intrum Investments & Financing AB
(c)
8.00%, 09/11/27 ................... 240 287,636
Series 1, 7.75%, 09/11/28
(b)
............ 65 69,646
8.50%, 09/11/29 ................... 64 66,344
ION Platform Finance SARL
(c)
7.88%, 05/01/29 ................... 479 552,270
6.50%, 09/30/30 ................... 119 129,694
6.88%, 09/30/32 ................... 100 106,861
Midcap Financial Issuer Trust, 6.50%, 05/01/28
(b)
USD 200 200,374
PennyMac Financial Services, Inc.
(b)
7.88%, 12/15/29 ................... 41 43,187
7.13%, 11/15/30 ................... 23 23,745
6.88%, 05/15/32 ................... 432 441,486
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(c)
....................... EUR 292 335,781
Progroup AG
(c)
5.13%, 04/15/29 ................... 100 121,631
5.38%, 04/15/31 ................... 300 363,515
Rocket Cos., Inc.
(b)
6.50%, 08/01/29 ................... USD 70 72,003
6.13%, 08/01/30 ................... 340 348,095
7.13%, 02/01/32 ................... 390 407,545
6.38%, 08/01/33 ................... 340 352,737

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Rocket Mortgage LLC
(b)
3.88%, 03/01/31 ................... USD 20 $ 18,774
4.00%, 10/15/33 ................... 25 22,956
Shift4 Payments LLC
6.75%, 08/15/32
(b)
.................. 496 506,015
5.50%, 05/15/33
(c)
.................. EUR 302 364,509
5.50%, 05/15/33
(b)
.................. 100 120,699
Stena International SA, 7.25%, 01/15/31
(c)
.... USD 250 256,856
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(j)
............. EUR 324 67,365
UWM Holdings LLC
(b)
6.63%, 02/01/30 ................... USD 346 348,988
6.25%, 03/15/31 ................... 141 140,109
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
..... 33 33,828
WEX, Inc., 6.50%, 03/15/33
(b)
............. 209 213,318
Worldline SA
(c)
0.00%, 07/30/26
(m)(n)
................ EUR 18 21,756
0.88%, 06/30/27 ................... 100 108,846
7,976,847
Food Products — 0.2%
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(b)(j)
.............. USD 361 384,795
Chobani LLC
(b)
4.63%, 11/15/28 ................... 147 146,252
7.63%, 07/01/29 ................... 281 292,254
Darling Global Finance BV, 4.50%, 07/15/32
(c)
. EUR 141 170,555
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
... USD 52 52,692
Fiesta Purchaser, Inc., 9.63%, 09/15/32
(b)
..... 68 68,788
Froneri Lux FinCo SARL
(c)
Series JAN, 4.75%, 08/01/32 ........... EUR 100 119,572
4.75%, 08/01/32 ................... 311 371,867
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.85%, 12/15/29
(a)(c)
........... 293 348,031
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
USD 56 54,062
Post Holdings, Inc.
(b)
4.50%, 09/15/31 ................... 82 77,684
6.38%, 03/01/33 ................... 122 122,936
6.50%, 03/15/36 ................... 111 111,100
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
..... 49 47,225
Tereos Finance Groupe I SA
(c)
4.75%, 04/30/27 ................... EUR 120 142,839
7.25%, 04/15/28 ................... 132 160,029
2,670,681
Gas Utilities — 0.0%
(b)
AmeriGas Partners LP, 9.50%, 06/01/30 ..... USD 23 24,650
Ferrellgas LP, 9.25%, 01/15/31 ............ 51 52,720
77,370
Ground Transportation — 0.3%
Albion Financing 1 SARL
5.38%, 05/21/30
(c)
.................. EUR 111 135,933
7.00%, 05/21/30
(b)
.................. USD 400 416,905
BCP V Modular Services Finance II plc
(c)
6.13%, 11/30/28 ................... GBP 220 288,949
6.50%, 07/10/31 ................... EUR 425 475,442
Boels Topholding BV
(c)
6.25%, 02/15/29 ................... 170 207,742
5.75%, 05/15/30 ................... 200 244,621
EC Finance plc, 3.25%, 10/15/26
(c)(l)
........ 207 243,448
Edge Finco plc, 8.13%, 08/15/31
(c)
......... GBP 398 580,700
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
.. USD 105 108,094
Hertz Corp. (The), 12.63%, 07/15/29
(b)
....... 58 58,382
Kapla Holding SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.60%, 07/31/30
(a)
................ EUR 181 216,084
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
5.00%, 04/30/31 ................... EUR 271 $ 325,706
Loxam SAS
(c)
6.38%, 05/31/29 ................... 90 110,290
4.25%, 02/15/31 ................... 308 367,231
Mobico Group plc, 4.88%, 09/26/31
(c)
....... 259 260,661
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 6.78%, 04/22/30
(a)
....... 360 407,193
Watco Cos. LLC, 7.13%, 08/01/32
(b)
........ USD 24 25,159
4,472,540
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................... 124 123,046
3.88%, 11/01/29 ................... 26 24,966
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
.... 542 565,035
Bausch + Lomb Netherlands BV
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.89%, 01/15/31
(a)(c)
............... EUR 200 239,465
Hologic, Inc., 3.25%, 02/15/29
(b)
........... USD 4 3,986
Insulet Corp., 6.50%, 04/01/33
(b)
........... 38 39,547
Medline Borrower LP
(b)
6.25%, 04/01/29 ................... 154 158,945
5.25%, 10/01/29 ................... 404 404,698
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
. 53 56,501
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
62 65,237
1,681,426
Health Care Providers & Services — 0.4%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 38 37,536
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 253 246,664
Clariane SE, 7.88%, 06/27/30
(c)
........... EUR 200 244,391
Community Health Systems, Inc.
(b)
5.25%, 05/15/30 ................... USD 62 58,461
4.75%, 02/15/31 ................... 131 117,513
10.88%, 01/15/32 .................. 321 345,569
9.75%, 01/15/34 ................... 584 608,868
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
....................... 95 99,466
DaVita, Inc.
(b)
6.88%, 09/01/32 ................... 19 19,571
6.75%, 07/15/33 ................... 11 11,290
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
.... EUR 153 193,389
Gruppo San Donato SpA, 6.50%, 10/31/31
(c)
.. 200 240,348
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 30 28,333
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 227 221,270
LifePoint Health, Inc.
(b)
9.88%, 08/15/30 ................... 18 19,311
11.00%, 10/15/30 .................. 264 287,912
8.38%, 02/15/32 ................... 295 320,544
10.00%, 06/01/32 .................. 192 202,564
Mehilainen Yhtiot Oy, 5.13%, 06/30/32
(c)
..... EUR 250 300,656
Molina Healthcare, Inc., 6.50%, 02/15/31
(b)
.... USD 153 156,802
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 59 57,738
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
....................... 45 46,856
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 469 495,016
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
714 718,864
TEAM Services Holding, Inc., 9.00%, 02/15/33
(b)
29 29,000
Tenet Healthcare Corp.
6.75%, 05/15/31 ................... 106 110,097
6.00%, 11/15/33
(b)
.................. 171 175,965
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
207 207,906
5,601,900

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care REITs — 0.1%
Diversified Healthcare Trust, 7.25%, 10/15/30
(b)
. USD 39 $ 40,168
MPT Operating Partnership LP
0.99%, 10/15/26 ................... EUR 100 114,595
7.00%, 02/15/32
(c)
.................. 250 309,780
8.50%, 02/15/32
(b)
.................. USD 487 521,751
986,294
Health Care Technology — 0.0%
IQVIA, Inc., 6.25%, 06/01/32
(b)
............ 137 142,336
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
....................... 64 65,937
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
..... 27 27,604
RHP Hotel Properties LP
(b)
6.50%, 04/01/32 ................... 72 74,459
6.50%, 06/15/33 ................... 420 435,368
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
..... 28 27,836
Service Properties Trust
0.00%, 09/30/27
(b)(n)
................. 77 69,705
8.63%, 11/15/31
(b)
.................. 946 993,565
8.88%, 06/15/32 ................... 109 108,191
XHR LP, 6.63%, 05/15/30
(b)
.............. 27 27,884
1,830,549
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC
(b)
4.38%, 01/15/28 ................... 55 54,675
5.63%, 09/15/29 ................... 31 31,525
4.00%, 10/15/30 ................... 17 16,220
Acushnet Co., 5.63%, 12/01/33
(b)
.......... 32 32,301
Allwyn Entertainment Financing UK plc
(c)
7.25%, 04/30/30 ................... EUR 248 306,942
4.13%, 02/15/31 ................... 100 116,976
Aramark International Finance SARL, 4.38%,
04/15/33
(c)
....................... 208 245,064
Betclic Everest Group SAS, 5.13%, 12/10/31
(c)
. 100 119,750
Boyne USA, Inc., 4.75%, 05/15/29
(b)
........ USD 39 38,484
Caesars Entertainment, Inc.
(b)
7.00%, 02/15/30 ................... 198 204,459
6.50%, 02/15/32 ................... 221 225,978
Carnival Corp.
(b)
5.88%, 06/15/31 ................... 41 42,381
5.75%, 08/01/32 ................... 57 58,540
6.13%, 02/15/33 ................... 294 302,440
Churchill Downs, Inc.
(b)
4.75%, 01/15/28 ................... 59 58,799
5.75%, 04/01/30 ................... 391 393,119
6.75%, 05/01/31 ................... 209 215,340
Cirsa Finance International SARL
(c)
4.88%, 10/15/31 ................... EUR 100 121,071
(3-mo. EURIBOR + 3.00%), 5.10%,
10/15/32
(a)
..................... 100 119,631
Deuce Finco plc
(c)
7.00%, 11/20/31 ................... GBP 200 277,720
(3-mo. EURIBOR + 3.50%), 5.55%,
11/20/32
(a)
..................... EUR 100 119,456
Entain plc, 4.88%, 11/30/31
(c)
............. 343 407,965
Essendi SA
(c)
5.38%, 05/15/30 ................... 200 244,661
5.50%, 11/15/31 ................... 117 142,506
5.63%, 05/15/32 ................... 270 329,234
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................... USD 169 163,445
6.75%, 01/15/30 ................... 80 75,653
Flutter Treasury DAC, 4.00%, 06/04/31
(c)
..... EUR 144 170,564
Fortune Star BVI Ltd., 5.88%, 11/20/30
(c)
..... 120 140,820
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(c)
....................... CHF 300 $ 388,130
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
....................... USD 185 188,129
Hilton Domestic Operating Co., Inc.
(b)
6.13%, 04/01/32 ................... 46 47,515
5.88%, 03/15/33 ................... 103 105,690
5.50%, 03/31/34 ................... 79 79,381
Light & Wonder International, Inc.
(b)
7.50%, 09/01/31 ................... 137 143,363
6.25%, 10/01/33 ................... 71 71,888
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
.. 93 97,086
Lottomatica Group SpA, 4.88%, 01/31/31
(c)
... EUR 105 128,061
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 77 61,945
Melco Resorts Finance Ltd.
(b)
5.38%, 12/04/29 ................... 207 204,765
7.63%, 04/17/32 ................... 806 843,781
MGM Resorts International, 6.13%, 09/15/29 .. 77 78,756
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
....................... 41 40,276
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
....................... 54 56,303
NCL Corp. Ltd.
(b)
5.88%, 01/15/31 ................... 20 20,055
6.75%, 02/01/32 ................... 208 213,159
6.25%, 09/15/33 ................... 327 328,807
Pinnacle Bidco plc, 10.00%, 10/11/28
(c)
...... GBP 200 288,387
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(b)
....................... USD 37 37,660
Rivers Enterprise Lender LLC, 6.25%, 10/15/30
(b)
41 41,621
Sabre GLBL, Inc., 10.75%, 03/15/30
(b)
....... 73 58,582
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
134 122,278
Six Flags Entertainment Corp.
5.38%, 04/15/27 ................... 14 14,001
5.25%, 07/15/29 ................... 29 27,846
8.63%, 01/15/32
(b)
.................. 40 40,818
Station Casinos LLC
(b)
4.50%, 02/15/28 ................... 75 74,657
6.63%, 03/15/32 ................... 249 254,685
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 8.69%,
07/31/29
(a)
..................... EUR 112 131,150
10.75%, 07/31/29 .................. GBP 146 200,876
TUI AG, 5.88%, 03/15/29
(c)
.............. EUR 179 218,876
TUI Cruises GmbH, 6.25%, 04/15/29
(c)
...... 100 122,822
Vail Resorts, Inc.
(b)
5.63%, 07/15/30 ................... USD 34 34,531
6.50%, 05/15/32 ................... 110 113,999
Viking Cruises Ltd.
(b)
9.13%, 07/15/31 ................... 139 148,253
5.88%, 10/15/33 ................... 194 196,676
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
....................... 37 37,002
Voyager Parent LLC, 9.25%, 07/01/32
(b)
...... 129 137,039
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
....................... 38 37,562
Wynn Macau Ltd.
(b)
5.63%, 08/26/28 ................... 500 499,095
5.13%, 12/15/29 ................... 200 198,320
6.75%, 02/15/34 ................... 200 202,750
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 ................... 65 65,193
7.13%, 02/15/31 ................... 88 94,814
6.25%, 03/15/33 ................... 289 294,441
11,566,743

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63%, 04/01/30 ................... USD 28 $ 26,495
6.88%, 08/01/33 ................... 31 31,276
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................... 567 549,044
4.88%, 02/15/30 ................... 64 59,747
Century Communities, Inc., 6.63%, 09/15/33
(b)
. 51 51,651
Installed Building Products, Inc., 5.63%,
02/01/34
(b)
....................... 78 78,448
K. Hovnanian Enterprises, Inc.
(b)
8.00%, 04/01/31 ................... 197 201,820
8.38%, 10/01/33 ................... 95 97,089
LGI Homes, Inc., 7.00%, 11/15/32
(b)
........ 75 73,149
Mattamy Group Corp.
(b)
4.63%, 03/01/30 ................... 32 31,246
6.00%, 12/15/33 ................... 22 21,617
Meritage Homes Corp., 1.75%, 05/15/28
(m)
.... 153 155,257
New Home Co., Inc. (The)
(b)
9.25%, 10/01/29 ................... 46 48,472
8.50%, 11/01/30 ................... 19 19,791
Newell Brands, Inc., 8.50%, 06/01/28
(b)
...... 35 36,696
Somnigroup International, Inc., 4.00%, 04/15/29
(b)
30 29,105
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
..... 27 28,393
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(b)
....................... 31 31,819
1,571,115
Independent Power and Renewable Electricity Producers — 0.0%
(b)
AES Andes SA, 6.30%, 03/15/29 .......... 200 206,500
Calpine Corp., 4.50%, 02/15/28 ........... 2 1,998
Clearway Energy Operating LLC
4.75%, 03/15/28 ................... 66 65,954
3.75%, 01/15/32 ................... 132 121,492
Talen Energy Supply LLC, 8.63%, 06/01/30 ... 22 23,212
TransAlta Corp., 5.88%, 02/01/34 .......... 69 69,055
XPLR Infrastructure LP, 2.50%, 06/15/26
(m)
.... 115 112,850
601,061
Industrial REITs — 0.0%
Trust 2401, 7.70%, 01/23/32
(b)
............ 200 219,570
Insurance — 0.8%
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................... 308 304,196
5.88%, 11/01/29 ................... 855 852,296
7.00%, 01/15/31 ................... 342 354,571
7.38%, 10/01/32 ................... 490 507,256
AmWINS Group, Inc.
(b)
6.38%, 02/15/29 ................... 32 32,835
4.88%, 06/30/29 ................... 106 104,584
Amynta Agency Borrower, Inc., 7.50%,
07/15/33
(b)
....................... 212 216,149
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(b)
218 221,307
Ardonagh Finco Ltd.
6.88%, 02/15/31
(c)
.................. EUR 439 534,648
7.75%, 02/15/31
(b)
.................. USD 800 827,023
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(b)
730 752,789
Asurion LLC and Asurion Co-Issuer, Inc.
(b)
8.00%, 12/31/32 ................... 348 363,592
8.38%, 02/01/34 ................... 300 303,288
Howden UK Refinance plc
(b)
7.25%, 02/15/31 ................... 807 834,657
8.13%, 02/15/32 ................... 407 414,707
HUB International Ltd.
(b)
7.25%, 06/15/30 ................... 600 626,013
7.38%, 01/31/32 ................... 1,803 1,888,653
Security
Par (000)
Par (000) Value
Insurance (continued)
Jones Deslauriers Insurance Management, Inc.
(b)
8.50%, 03/15/30 ................... USD 154 $ 161,021
6.88%, 10/01/33 ................... 207 201,770
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
. 1,111 1,144,248
Ryan Specialty LLC
(b)
4.38%, 02/01/30 ................... 43 41,892
5.88%, 08/01/32 ................... 57 57,947
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(c)
.. EUR 100 125,435
USI, Inc., 7.50%, 01/15/32
(b)
.............. USD 222 232,405
11,103,282
Interactive Media & Services — 0.0%
Snap, Inc.
(b)
6.88%, 03/01/33 ................... 370 379,677
6.88%, 03/15/34 ................... 149 152,148
531,825
IT Services — 0.7%
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(c)
....................... EUR 360 423,055
Atos SE
(c)(l)
9.36%, 12/18/29 ................... 328 442,311
5.20%, 12/18/30 ................... 88 107,621
1.04%, 12/18/32 ................... 220 193,410
Beignet Investor LLC, 6.58%, 05/30/49
(b)
..... USD 5,924 6,168,168
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
. 200 199,102
Cedacri SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
6.69%, 05/15/28 ................. EUR 100 118,566
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
7.56%, 05/15/28 ................. 225 267,401
CoreWeave, Inc., 9.25%, 06/01/30
(b)
........ USD 84 82,689
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
421 428,845
ION Platform Finance US, Inc.
(b)
5.00%, 05/01/28 ................... 368 347,417
5.75%, 05/15/28 ................... 200 189,633
7.88%, 09/30/32 ................... 274 240,302
OVH Groupe SA , 4.75%, 02/05/31
(c)
........ EUR 200 237,628
Twilio, Inc., 3.63%, 03/15/29 ............. USD 47 45,007
United Group BV, 5.25%, 02/01/30
(c)
........ EUR 100 119,089
9,610,244
Machinery — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33
(b)
.... USD 132 136,612
ATS Corp., 4.13%, 12/15/28
(b)
............ 27 26,343
Chart Industries, Inc., 7.50%, 01/01/30
(b)
..... 82 85,318
Columbus McKinnon Corp., 7.13%, 02/01/33
(b)
. 73 73,379
CompoSecure Holdings LLC, 5.63%, 02/01/33
(b)
258 257,174
Enpro, Inc., 6.13%, 06/01/33
(b)
............ 36 37,018
Esab Corp., 6.25%, 04/15/29
(b)
............ 52 53,432
IMA Industria Macchine Automatiche SpA , (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.77%,
04/15/29
(a)(c)
...................... EUR 382 454,277
King US Bidco, Inc., (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.31%, 12/01/32
(a)(c)
...... 119 141,546
Lsf12 Helix Parent LLC, 7.13%, 02/01/33
(b)
.... USD 139 139,408
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
.. 68 73,855
Terex Corp., 6.25%, 10/15/32
(b)
........... 124 126,965
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
.. EUR 150 178,454
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 310 310,090
2,093,871
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
.......... 160 160,211
Media — 0.8%
Clear Channel Outdoor Holdings, Inc.
(b)
7.75%, 04/15/28 ................... 100 100,031

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
7.50%, 06/01/29 ................... USD 429 $ 424,504
7.88%, 04/01/30 ................... 740 779,122
7.13%, 02/15/31 ................... 595 620,468
7.50%, 03/15/33 ................... 274 291,135
CMG Media Corp., 8.88%, 06/18/29
(b)
....... 68 58,910
CSC Holdings LLC
(b)
5.50%, 04/15/27 ................... 200 176,529
5.38%, 02/01/28 ................... 257 191,811
11.25%, 05/15/28 .................. 257 205,982
DirecTV Financing LLC
(b)
5.88%, 08/15/27 ................... 233 234,135
8.88%, 02/01/30 ................... 340 344,253
10.00%, 02/15/31 .................. 116 119,490
DISH DBS Corp.
(b)
5.25%, 12/01/26 ................... 175 170,076
5.75%, 12/01/28 ................... 287 277,738
DISH Network Corp., 11.75%, 11/15/27
(b)
..... 532 550,598
EchoStar Corp.
10.75%, 11/30/29 .................. 313 343,470
6.75%, (6.75 % Cash or 6.75% PIK),
11/30/30
(j)
...................... 681 692,888
Gray Media, Inc.
(b)
10.50%, 07/15/29 .................. 95 102,041
9.63%, 07/15/32 ................... 263 271,140
7.25%, 08/15/33 ................... 147 150,495
Lamar Media Corp., 5.38%, 11/01/33
(b)
...... 62 61,837
Midcontinent Communications, 8.00%,
08/15/32
(b)
....................... 155 149,136
Neptune Bidco US, Inc.
(b)
9.29%, 04/15/29 ................... 187 192,013
10.38%, 05/15/31 .................. 78 82,469
9.50%, 02/15/33 ................... 131 133,393
Outfront Media Capital LLC
(b)
4.25%, 01/15/29 ................... 111 108,344
4.63%, 03/15/30 ................... 117 114,246
7.38%, 02/15/31 ................... 49 51,605
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
266 275,156
Summer BC Holdco B SARL
(c)
5.88%, 02/15/30 ................... EUR 143 157,582
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.31%, 02/15/30
(a)
................ 200 222,694
Sunrise FinCo. I BV
4.88%, 07/15/31
(b)
.................. USD 200 191,564
4.63%, 05/15/32
(c)
.................. EUR 170 203,859
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
.................. USD 400 398,691
Univision Communications, Inc.
(b)
8.00%, 08/15/28 ................... 636 656,350
7.38%, 06/30/30 ................... 29 29,380
8.50%, 07/31/31 ................... 240 250,286
9.38%, 08/01/32 ................... 130 139,965
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
.. 42 43,041
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(c)
.................. GBP 145 194,640
Virgin Media O2 Vendor Financing Notes VII
DAC, 7.50%, 07/15/33
(c)
.............. EUR 100 118,045
Virgin Media O2 Vendor Financing Notes VIII
DAC, 8.88%, 07/15/33
(c)
.............. GBP 100 135,459
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
.................. 250 341,470
VZ Secured Financing BV, 5.25%, 01/15/33
(c)
.. EUR 241 277,238
Ziggo Bond Co. BV
(c)
3.38%, 02/28/30 ................... 100 104,926
6.13%, 11/15/32 ................... 200 221,745
Security
Par (000)
Par (000) Value
Media (continued)
Ziggo BV, 2.88%, 01/15/30
(c)
............. EUR 100 $ 112,143
11,072,093
Metals & Mining — 0.5%
AngloGold Ashanti Holdings plc, 3.75%, 10/01/30 USD 200 192,272
Arsenal AIC Parent LLC
(b)
8.00%, 10/01/30 ................... 69 73,074
11.50%, 10/01/31 .................. 533 587,320
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(b)
..... 293 304,488
Commercial Metals Co.
(b)
5.75%, 11/15/33 ................... 97 98,619
6.00%, 12/15/35 ................... 100 102,171
Constellium SE
(b)
3.75%, 04/15/29 ................... 334 323,317
6.38%, 08/15/32 ................... 500 517,071
Corp. Nacional del Cobre de Chile, 5.53%,
01/30/37
(b)
....................... 200 200,655
CSN Resources SA, 8.88%, 12/05/30
(c)
...... 200 192,912
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 341 343,660
Freeport Indonesia PT, 4.76%, 04/14/27
(c)
.... 200 200,480
Kaiser Aluminum Corp.
(b)
4.50%, 06/01/31 ................... 517 499,099
5.88%, 03/01/34 ................... 222 223,650
Marcobre SAC, 5.75%, 01/22/36
(b)
......... 200 198,815
Navoi Mining & Metallurgical Combinat, 6.95%,
10/17/31
(b)
....................... 200 213,788
New Gold, Inc., 6.88%, 04/01/32
(b)
......... 160 169,988
Novelis Corp.
(b)
4.75%, 01/30/30 ................... 113 109,471
6.88%, 01/30/30 ................... 302 313,008
3.88%, 08/15/31 ................... 376 344,065
6.38%, 08/15/33 ................... 208 211,876
Samarco Mineracao SA
(j)
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(b)
..................... 42 42,672
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(c)
..................... 277 272,650
Stillwater Mining Co., 4.50%, 11/16/29
(b)
...... 200 192,000
Vale Overseas Ltd.
6.40%, 06/28/54 ................... 72 73,980
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 6.00%,
02/25/56
(a)(b)
.................... 200 200,980
Vedanta Resources Finance II plc, 10.88%,
09/17/29
(b)
....................... 240 256,500
Volcan Cia Minera SAA, 8.50%, 10/28/32
(b)
... 162 167,670
6,626,251
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 76 74,993
Starwood Property Trust, Inc.
7.25%, 04/01/29 ................... 54 56,950
6.50%, 07/01/30 ................... 109 113,509
6.50%, 10/15/30 ................... 71 73,942
319,394
Office REITs — 0.0%
Alstria Office AG
(c)
4.25%, 10/15/29 ................... EUR 100 118,322
5.50%, 03/20/31 ................... 300 365,640
483,962
Oil, Gas & Consumable Fuels — 0.8%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... USD 142 149,426
Antero Midstream Partners LP, 5.38%, 06/15/29
(b)
31 31,054
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................... 33 40,654
5.88%, 06/30/29 ................... 60 60,407

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.63%, 07/15/33 ................... USD 63 $ 65,236
Azule Energy Finance plc, 8.25%, 01/22/31
(b)
.. 200 200,220
Blue Racer Midstream LLC
(b)
7.00%, 07/15/29 ................... 46 47,936
7.25%, 07/15/32 ................... 39 41,348
Breakwater Energy Holdings SARL, 9.25%,
11/15/30
(c)
........................ 250 262,188
Buckeye Partners LP
6.75%, 02/01/30
(b)
.................. 23 24,099
5.85%, 11/15/43 ................... 28 26,124
5.60%, 10/15/44 ................... 28 25,350
Caturus Energy LLC, 8.50%, 02/15/30
(b)
..... 323 336,769
Chord Energy Corp., 6.75%, 03/15/33
(b)
...... 28 29,027
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 226 234,876
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
35 34,004
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... 28 29,294
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................... 266 267,696
5.88%, 01/15/30 ................... 31 30,247
CQP Holdco LP, 5.50%, 06/15/31
(b)
......... 500 497,211
Crescent Energy Finance LLC
(b)
9.75%, 10/15/30 ................... 18 19,143
7.63%, 04/01/32 ................... 66 65,464
7.88%, 04/15/32 ................... 80 79,595
7.38%, 01/15/33 ................... 119 115,166
8.38%, 01/15/34 ................... 7 7,066
CVR Energy, Inc.
(b)
7.50%, 02/15/31 ................... 46 45,903
7.88%, 02/15/34 ................... 29 28,765
DBR Land Holdings LLC, 6.25%, 12/01/30
(b)
... 57 58,390
Delek Logistics Partners LP, 7.38%, 06/30/33
(b)
. 53 54,501
Energean plc
5.63%, 05/12/31
(c)
.................. EUR 200 238,109
5.63%, 05/12/31
(b)
.................. 200 238,109
Genesis Energy LP, 7.75%, 02/01/28 ....... USD 29 29,125
Global Partners LP, 7.13%, 07/01/33
(b)
....... 23 23,559
Gran Tierra Energy, Inc., 9.50%, 10/15/29
(b)
... 243 193,792
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
....................... 38 39,189
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
.... 57 59,537
Hess Midstream Operations LP
(b)
6.50%, 06/01/29 ................... 43 44,505
4.25%, 02/15/30 ................... 28 27,351
Hilcorp Energy I LP
(b)
5.75%, 02/01/29 ................... 116 116,028
6.00%, 04/15/30 ................... 98 96,424
8.38%, 11/01/33 ................... 59 61,256
7.25%, 02/15/35 ................... 24 23,223
Howard Midstream Energy Partners LLC
(b)
7.38%, 07/15/32 ................... 28 29,577
6.63%, 01/15/34 ................... 130 133,432
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(c)
EUR 129 154,582
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... USD 283 272,838
KazMunayGas National Co. JSC, 5.75%,
04/19/47
(c)
....................... 200 187,400
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
....................... 48 49,845
Matador Resources Co.
(b)
6.88%, 04/15/28 ................... 55 56,196
6.50%, 04/15/32 ................... 103 104,880
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(c)
....................... 181 160,618
NAK Naftogaz Ukraine, 7.13%, (7.13% Cash or
7.13% PIK), 07/19/26
(c)(j)
.............. EUR 189 183,423
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
NGL Energy Operating LLC
(b)
8.13%, 02/15/29 ................... USD 267 $ 277,073
8.38%, 02/15/32 ................... 118 123,506
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(b)
... 152 153,462
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
....................... 37 37,644
Occidental Petroleum Corp., 6.63%, 09/01/30 .. 106 113,974
Permian Resources Operating LLC
(b)
5.88%, 07/01/29 ................... 72 72,242
7.00%, 01/15/32 ................... 39 40,884
6.25%, 02/01/33 ................... 386 397,638
Petrobras Global Finance BV, 6.75%, 01/27/41 . 315 315,787
Petroleos Mexicanos, 7.50%, 03/20/26
(b)
..... 298 298,373
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
.... 150 158,521
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
....... 39 40,451
PRIO Luxembourg Holding SARL, 6.75%,
10/15/30
(b)
....................... 200 198,010
Raizen Fuels Finance SA, 6.45%, 03/05/34
(b)
.. 282 231,945
SCC Power plc
4.00%, (4.00% Cash or 4.00% PIK),
05/17/32
(b)(j)
.................... 224 54,866
SM Energy Co.
(b)
8.38%, 07/01/28 ................... 110 113,223
8.75%, 07/01/31 ................... 39 40,964
Sunoco LP
(b)
5.63%, 03/15/31 ................... 37 37,227
6.63%, 08/15/32 ................... 252 259,895
5.88%, 03/15/34 ................... 37 37,099
Tallgrass Energy Partners LP
(b)
5.50%, 01/15/28 ................... 41 40,986
7.38%, 02/15/29 ................... 279 289,231
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
....................... 197 194,942
Trident Energy Finance plc, 12.50%, 11/30/29
(c)
200 207,040
Venture Global LNG, Inc.
(b)
9.50%, 02/01/29 ................... 429 456,829
7.00%, 01/15/30 ................... 9 9,056
8.38%, 06/01/31 ................... 110 112,510
9.88%, 02/01/32 ................... 291 307,673
Venture Global Plaquemines LNG LLC
(b)
6.13%, 12/15/30 ................... 360 370,549
7.50%, 05/01/33 ................... 74 81,131
6.50%, 01/15/34 ................... 533 553,147
7.75%, 05/01/35 ................... 62 69,136
6.75%, 01/15/36 ................... 221 231,665
Vista Energy Argentina SAU, 8.50%, 06/10/33
(b)
75 77,906
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
....................... 165 167,275
11,602,017
Paper & Forest Products — 0.1%
Eldorado Intl. Finance GmbH, 8.50%, 12/01/32
(b)
200 209,296
Fedrigoni SpA
6.13%, 06/15/31
(c)
.................. EUR 132 151,052
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
....................... USD 200 210,476
Sappi Papier Holding GmbH
4.50%, 03/15/32
(c)
.................. EUR 311 351,886
922,710
Passenger Airlines — 0.0%
ABRA Global Finance, 14.00%, (14.00% Cash or
14.00% PIK), 10/22/29
(b)(j)
............. USD 165 171,970
American Airlines, Inc.
(b)
5.75%, 04/20/29 ................... 9 8,588
8.50%, 05/15/29 ................... 56 58,436

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Avianca Midco 2 plc, 9.00%, 12/01/28
(c)
...... USD 83 $ 84,401
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... 78 78,341
OneSky Flight LLC, 8.88%, 12/15/29
(b)
....... 48 51,323
United Airlines Holdings, Inc., 5.38%, 03/01/31 . 108 109,072
562,131
Personal Care Products — 0.1%
Opal Bidco SAS
5.50%, 03/31/32
(c)
.................. EUR 233 283,685
6.50%, 03/31/32
(b)
.................. USD 200 204,085
Perrigo Finance Unlimited Co.
5.38%, 09/30/32 ................... EUR 100 118,508
6.13%, 09/30/32 ................... USD 97 95,402
701,680
Pharmaceuticals — 0.3%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
....... 1,600 1,642,011
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
40 42,119
Bausch Health Cos., Inc.
(b)
4.88%, 06/01/28 ................... 40 37,000
11.00%, 09/30/28 .................. 361 375,288
Dolcetto Holdco SpA, 5.63%, 07/14/32
(c)
..... EUR 365 440,113
Gruenenthal GmbH, 4.63%, 11/15/31
(c)
...... 215 257,858
Nidda Healthcare Holding GmbH
(c)
7.00%, 02/21/30 ................... 294 361,158
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.28%, 10/15/32
(a)
................ 320 381,235
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.89%, 12/31/29
(a)
................ 48 57,513
6.75%, 12/31/29 ................... 108 133,586
Teva Pharmaceutical Finance Netherlands II BV,
7.88%, 09/15/31 ................... 218 309,765
4,037,646
Professional Services — 0.1%
Amentum Holdings, Inc., 7.25%, 08/01/32
(b)
... USD 17 17,915
CACI International, Inc., 6.38%, 06/15/33
(b)
.... 158 163,931
CoreLogic, Inc., 4.50%, 05/01/28
(b)
......... 675 662,393
La Financiere Atalian SAS, 8.50%, (8.50% Cash
or 5.00% PIK), 06/30/28
(c)(j)
............ EUR 194 38,467
Science Applications International Corp.
(b)
4.88%, 04/01/28 ................... USD 41 40,896
5.88%, 11/01/33 ................... 70 70,551
994,153
Real Estate Management & Development — 0.2%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(j)
............... EUR 588 612,991
Alexandrite Lake Lux Holdings SARL, 6.75%,
07/30/30
(c)
....................... 258 309,070
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(c)
.. USD 200 204,500
Anywhere Real Estate Group LLC
(b)
7.00%, 04/15/30 ................... 142 143,598
9.75%, 04/15/30 ................... 26 28,378
Aroundtown SA, (5-Year EUR Swap Annual +
2.42%), 1.63%
(a)(c)(k)
................. EUR 100 116,934
Citycon Treasury BV, 5.38%, 07/08/31
(c)
...... 350 395,457
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
....................... USD 89 94,853
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(c)(l)
................. EUR 176 195,378
Fantasia Holdings Group Co. Ltd.
(c)(d)(e)
15.00%, 12/18/21 .................. USD 400 4,500
11.75%, 04/17/24 .................. 600 6,750
11.88%, 06/01/24 .................. 300 3,375
9.25%, 07/28/24 ................... 600 6,750
12.25%, 10/18/24 .................. 400 4,500
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
10.88%, 01/09/25 .................. USD 218 $ 2,453
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
25 25,984
Howard Hughes Corp. (The), 4.13%, 02/01/29
(b)
39 37,718
Modernland Overseas Pte. Ltd., 6.00%, (6.00%
Cash or 6.00% PIK), 04/30/27
(c)(j)
........ 381 115,936
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30
(c)
. 200 202,126
Vivion Investments SARL
(c)
8.25%, (8.25% Cash or 8.00% PIK),
02/28/29
(j)
...................... EUR 387 453,422
5.63%, 06/08/30 ................... 200 233,541
3,198,214
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
USD 71 70,104
Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology, Inc., 5.88%, 10/01/33
(b)
.... 23 23,440
ams-OSRAM AG, 10.50%, 03/30/29
(c)
....... EUR 100 125,678
MKS, Inc., 4.25%, 02/15/34
(c)
............. 238 282,105
ON Semiconductor Corp., 0.50%, 03/01/29
(m)
.. USD 67 65,444
Qnity Electronics, Inc.
(b)
5.75%, 08/15/32 ................... 82 83,534
6.25%, 08/15/33 ................... 62 63,990
644,191
Software — 0.4%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
.. 1,459 1,415,002
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
... 282 262,176
Central Parent LLC, 8.00%, 06/15/29
(b)
...... 42 32,640
Central Parent, Inc., 7.25%, 06/15/29
(b)
...... 40 30,652
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................... 56 52,852
4.88%, 07/01/29 ................... 478 410,872
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 ................... 671 666,818
9.00%, 09/30/29 ................... 804 811,856
8.25%, 06/30/32 ................... 91 92,555
Elastic NV, 4.13%, 07/15/29
(b)
............ 96 92,225
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
.... 308 303,088
Fair Isaac Corp.
(b)
4.00%, 06/15/28 ................... 98 96,376
6.00%, 05/15/33 ................... 435 443,237
IPD 3 BV
5.50%, 06/15/31
(c)
.................. EUR 426 503,244
McAfee Corp., 7.38%, 02/15/30
(b)
.......... USD 91 72,400
Oracle Corp., 5.20%, 09/26/35 ............ 168 160,103
SS&C Technologies, Inc., 6.50%, 06/01/32
(b)
... 111 114,599
TeamSystem SpA
(a)(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.52%, 07/31/31 ................. EUR 106 125,308
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.27%, 07/01/32 ................. 100 117,806
UKG, Inc., 6.88%, 02/01/31
(b)
............. USD 487 486,607
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
3 2,742
6,293,158
Specialized REITs — 0.1%
Iron Mountain, Inc.
6.25%, 01/15/33
(b)
.................. 171 172,794
4.75%, 01/15/34
(c)
.................. EUR 284 328,464
Millrose Properties, Inc.
(b)
6.38%, 08/01/30 ................... USD 215 219,447
6.25%, 09/15/32 ................... 146 147,647
SBA Communications Corp., 3.13%, 02/01/29 . 22 21,012
889,364

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail — 0.2%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
... USD 38 $ 38,644
Asbury Automotive Group, Inc., 4.50%, 03/01/28 29 28,900
Bubbles Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.27%, 09/30/31
(a)
................ EUR 118 141,083
6.50%, 09/30/31 ................... 111 135,099
Carvana Co.
(b)(j)
9.00%, (9.00% Cash or 13.00% PIK),
06/01/30 ...................... USD 122 127,209
9.00%, (9.00% Cash or 14.00% PIK),
06/01/31 ...................... 562 618,620
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
.... GBP 430 615,324
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. USD 79 84,421
Duomo Bidco SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.31%, 01/15/32
(a)(c)
...... EUR 124 147,370
Goldstory SAS, 6.75%, 02/01/30
(c)
......... 230 268,505
Group 1 Automotive, Inc.
(b)
4.00%, 08/15/28 ................... USD 18 17,603
6.38%, 01/15/30 ................... 31 31,822
LCM Investments Holdings II LLC
(b)
4.88%, 05/01/29 ................... 102 100,509
8.25%, 08/01/31 ................... 66 69,528
Lithia Motors, Inc., 5.50%, 10/01/30
(b)
....... 51 51,226
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(b)
....................... 884 918,196
3,394,059
Technology Hardware, Storage & Peripherals — 0.0%
Seagate Data Storage Technology Pte. Ltd.,
5.88%, 07/15/30
(b)
.................. 72 74,173
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC
5.25%, 07/15/32
(c)
.................. EUR 200 242,735
10.00%, (10.00% Cash or 10.75% PIK),
07/15/33
(b)(j)
.................... USD 843 926,842
Crocs, Inc., 4.13%, 08/15/31
(b)
............ 30 27,456
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.77%, 07/01/29
(a)(c)
............... EUR 228 272,286
VF Corp., 4.25%, 03/07/29 .............. 100 120,011
1,589,330
Trading Companies & Distributors — 0.2%
(b)
FTAI Aviation Investors LLC
5.50%, 05/01/28 ................... USD 142 142,137
7.88%, 12/01/30 ................... 155 164,347
7.00%, 05/01/31 ................... 396 416,659
7.00%, 06/15/32 ................... 458 482,016
5.88%, 04/15/33 ................... 261 264,622
Herc Holdings, Inc.
6.63%, 06/15/29 ................... 6 6,209
7.00%, 06/15/30 ................... 502 526,881
5.75%, 03/15/31 ................... 48 48,341
7.25%, 06/15/33 ................... 23 24,341
6.00%, 03/15/34 ................... 50 50,253
QXO Building Products, Inc., 6.75%, 04/30/32 . 326 335,936
United Rentals North America, Inc., 5.38%,
11/15/33 ......................... 177 176,896
WESCO Distribution, Inc.
6.63%, 03/15/32 ................... 30 31,347
6.38%, 03/15/33 ................... 49 51,022
2,721,007
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC, 6.00%, 01/31/33
(d)(e)(g)
.. 25 5,988
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.4%
Connect Finco SARL, 9.00%, 09/15/29
(b)
..... USD 400 $ 424,547
Digicel International Finance Ltd., 8.63%,
08/01/32
(b)
....................... 800 831,856
Eutelsat SA, 1.50%, 10/13/28
(c)
........... EUR 100 114,520
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
................. USD 207 218,967
Maya SAS
5.38%, 04/15/30
(c)
.................. EUR 181 221,509
6.88%, 04/15/31
(c)
.................. 179 226,218
8.50%, 04/15/31
(b)
.................. USD 207 221,660
SoftBank Group Corp.
(c)
5.25%, 10/10/29 ................... EUR 400 483,005
6.88%, 01/10/31 ................... USD 200 198,953
5.88%, 07/10/31 ................... EUR 100 122,016
5.75%, 07/08/32 ................... 381 458,225
6.38%, 07/10/33 ................... 103 125,789
Turkcell Iletisim Hizmetleri A/S, 7.65%,
01/24/32
(b)
....................... USD 200 212,375
Veon Midco BV, 3.38%, 11/25/27
(b)
......... 200 190,686
VF Ukraine PAT, 9.62%, 02/11/27
(b)(l)
........ 150 147,794
Vmed O2 UK Financing I plc
4.75%, 07/15/31
(b)
.................. 200 182,752
5.63%, 04/15/32
(c)
.................. EUR 118 138,024
5.63%, 04/15/32
(c)
.................. 200 233,939
7.75%, 04/15/32
(b)
.................. USD 396 407,244
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a)(b)(j)(m)
........... 274 241,494
WOM Mobile SA, 12.50%, (12.50% Cash or
12.50% PIK), 04/01/31
(a)(b)(j)
............ 19 17,281
Zegona Finance plc
6.75%, 07/15/29
(c)
.................. EUR 328 407,619
5,826,473
Total Corporate Bonds — 13.6%
(Cost: $195,255,545) .............................. 196,814,378
Equity-Linked Notes
Aerospace & Defense — 0.1%
(b)(c)
Canadian Imperial Bank of Commerce (L3Harris
Technologies, Inc.), 14.80%, 02/02/26 ..... USD —
(o)
120,647
Canadian Imperial Bank of Commerce (RTX
Corp.), 20.50%, 03/05/26 ............. —
(o)
79,386
Morgan Stanley & Co. LLC ( Lockheed Martin
Corp.), 19.86%, 03/19/26 ............. —
(o)
61,404
Nomura Bank International PLC (L3Harris
Technologies, Inc.), 17.36%, 03/26/26 ..... —
(o)
140,609
Royal Bank of Canada (Airbus SE),
24.41%, 02/26/26 .................. EUR —
(o)
46,505
Royal Bank of Canada (Boeing Co. (The)),
27.19%, 03/02/26 .................. USD 1 184,537
Royal Bank of Canada (Textron, Inc.),
16.11%, 03/16/26 .................. 1 89,621
722,709
Air Freight & Logistics — 0.0%
Morgan Stanley & Co. LLC (FedEx Corp.),
20.85%, 03/12/26
(b)(c)
................ —
(o)
93,509
Automobile Components — 0.0%
Royal Bank of Canada (Aptiv plc),
25.42%, 03/02/26
(b)(c)
................ 1 100,512

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles — 0.2%
(b)(c)
Canadian Imperial Bank of Commerce (Tesla,
Inc.), 30.10%, 03/11/26 ............... USD 4 $ 1,735,668
Royal Bank of Canada (Tesla, Inc.),
30.98%, 02/04/26 .................. 4 1,642,931
3,378,599
Banks — 1.1%
(b)(c)
BNP Paribas SA ( Citigroup, Inc.),
20.86%, 03/06/26 .................. 31 3,566,498
BNP Paribas SA (Citizens Financial Group, Inc.),
24.04%, 03/05/26 .................. 2 104,497
Mizuho Markets Cayman LP (First Citizens
BancShares, Inc.), 21.82%, 02/12/26 ..... —
(o)
415,550
Royal Bank of Canada (Bank of America Corp.),
13.59%, 03/06/26 .................. 49 2,588,376
Royal Bank of Canada (Flagstar Bank NA),
25.08%, 03/02/26 .................. 7 87,679
Royal Bank of Canada (Wells Fargo & Co.),
21.00%, 03/16/26 .................. 4 372,703
Societe Generale SA (Bank of America Corp.),
11.14%, 02/06/26 .................. 47 2,519,614
Societe Generale SA (Citigroup, Inc.)
14.81%, 02/03/26 .................. 28 3,054,617
22.34%, 03/13/26 .................. 31 3,563,289
16,272,823
Beverages — 0.0%
(b)(c)
BNP Paribas SA (Keurig Dr Pepper, Inc.),
20.06%, 03/16/26 .................. 5 148,404
JPMorgan Structured Products BV (PepsiCo,
Inc.), 20.01%, 02/19/26 ............... 1 101,705
250,109
Biotechnology — 0.2%
(b)(c)
Societe Generale SA (Vertex Pharmaceuticals,
Inc.), 15.41%, 02/06/26 ............... 2 1,152,813
UBS AG (Vertex Pharmaceuticals, Inc.),
17.00%, 02/13/26 .................. 3 1,159,577
2,312,390
Broadline Retail — 0.6%
(b)(c)
Barclays Bank plc (Amazon.com, Inc.)
23.05%, 02/20/26 .................. 16 3,802,301
20.72%, 03/03/26 .................. 17 4,013,198
Societe Generale SA (Amazon.com, Inc.),
22.60%, 02/05/26 .................. 3 583,379
8,398,878
Building Products — 0.0%
Royal Bank of Canada (Fortune Brands
Innovations, Inc.), 27.48%, 03/05/26
(b)(c)
.... 4 237,780
Capital Markets — 0.6%
(b)(c)
Barclays Bank plc (MSCI, Inc.),
18.51%, 02/24/26 .................. 2 1,071,762
Barclays Bank plc (Robinhood Markets, Inc.),
21.17%, 02/27/26 .................. 3 264,173
BNP Paribas SA (Carlyle Group, Inc. (The)),
28.20%, 03/19/26 .................. 2 131,645
BNP Paribas SA (Charles Schwab Corp. (The)),
19.80%, 03/05/26 .................. 1 144,620
BNP Paribas SA (Coinbase Global, Inc.),
20.69%, 03/03/26 .................. 1 154,498
BNP Paribas SA (Robinhood Markets, Inc.),
20.83%, 03/06/26 .................. 3 275,651
JPMorgan Structured Products BV (MSCI, Inc.),
16.14%, 03/03/26 .................. 2 1,071,253
JPMorgan Structured Products BV (Raymond
James Financial, Inc.), 15.68%, 02/06/26 ... 6 1,018,700
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Mizuho Markets Cayman LP (Raymond James
Financial, Inc.), 14.37%, 02/13/26 ........ USD 6 $ 1,026,898
Morgan Stanley & Co. LLC (State Street Corp.),
16.51%, 02/20/26 .................. 11 1,402,781
Royal Bank of Canada (Intercontinental
Exchange, Inc.), 13.94%, 03/16/26 ....... 2 326,884
Societe Generale SA (Coinbase Global, Inc.),
22.59%,  03/10/26 .................. 1 165,605
UBS AG (State Street Corp.), 18.60%, 02/11/26 11 1,390,370
8,444,840
Chemicals — 0.1%
(b)(c)
BMO Capital Markets Corp. (Axalta Coating
Systems Ltd.), 21.29%, 02/17/26 ........ 3 83,998
BMO Capital Markets Corp. (PPG Industries,
Inc.), 25.50%, 02/12/26 ............... 2 180,087
Canadian Imperial Bank of Commerce
( Air Products & Chemicals, Inc.),
15.30%, 03/05/26 .................. 1 162,338
Mizuho Markets Cayman LP (Ecolab, Inc.),
15.60%, 02/13/26 .................. 1 306,687
Societe Generale SA (Ecolab, Inc.),
12.61%, 02/06/26 .................. 1 299,711
UBS AG ( LyondellBasell Industries NV),
18.70%, 03/05/26 .................. 2 103,450
1,136,271
Commercial Services & Supplies — 0.5%
(b)(c)
Barclays Bank plc (Rentokil Initial plc),
19.08%, 03/23/26 .................. GBP 43 268,669
BNP Paribas SA (Rollins, Inc.), 15.97%, 02/20/26 USD 35 2,157,648
Citigroup, Inc. (Rollins, Inc.), 14.39%, 02/06/26 . 35 2,130,339
Mizuho Markets Cayman LP (Waste
Management, Inc.), 9.57%, 02/11/26 ...... 6 1,314,649
Nomura Holdings, Inc. (Waste Management,
Inc.), 10.83%, 02/25/26 ............... 6 1,336,350
7,207,655
Communications Equipment — 0.3%
(b)(c)
Barclays Bank plc (Arista Networks, Inc.),
37.26%, 02/24/26 .................. 4 524,719
Barclays Bank plc (Motorola Solutions, Inc.),
12.95%, 03/04/26 .................. 1 235,376
BNP Paribas SA (Motorola Solutions, Inc.),
12.81%, 02/20/26 .................. 1 225,236
Canadian Imperial Bank of Commerce (Cisco
Systems, Inc.), 16.65%, 02/27/26 ........ 14 1,065,983
Royal Bank of Canada (Cisco Systems, Inc.),
17.45%, 03/06/26 .................. 14 1,087,369
Societe Generale SA (Arista Networks, Inc.),
38.48%, 03/06/26 .................. 4 526,388
Societe Generale SA (Cisco Systems, Inc.),
26.01%, 02/09/26 .................. 4 278,839
3,943,910
Consumer Finance — 0.9%
(b)(c)
BNP Paribas SA (Capital One Financial Corp.),
16.98%, 03/26/26 .................. —
(o)
87,334
Morgan Stanley & Co. LLC ( Capital One
Financial Corp.), 17.10%, 02/10/26 ....... 13 2,966,605
Royal Bank of Canada (Capital One Financial
Corp.)
21.62%, 03/10/26 .................. 15 3,225,714
19.76%, 03/17/26 .................. 14 3,081,682
Societe Generale SA ( Capital One Financial
Corp.), 17.80%, 02/03/26 ............. 14 3,062,555
12,423,890

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 1.3%
(b)(c)
Barclays Bank plc (Walmart, Inc.),
13.23%, 03/04/26 .................. USD 26 $ 3,130,465
BNP Paribas SA (Sysco Corp.),
11.99%, 03/19/26 .................. 1 103,139
BNP Paribas SA (Walmart, Inc.),
13.60%, 02/04/26 .................. 35 4,071,038
Citigroup, Inc. (Costco Wholesale Corp.),
11.42%, 03/04/26 .................. 3 2,770,074
JPMorgan Structured Products BV (Walmart,
Inc.), 16.75%, 03/11/26 ............... 35 4,140,403
Royal Bank of Canada (Costco Wholesale
Corp.), 10.68%, 02/04/26 ............. 4 4,011,921
Societe Generale SA (Dollar General Corp.),
25.82%, 02/17/26 .................. 3 395,932
18,622,972
Containers & Packaging — 0.4%
(b)(c)
BNP Paribas SA (Avery Dennison Corp.),
12.46%, 02/13/26 .................. 13 2,424,115
Canadian Imperial Bank of Commerce (Crown
Holdings, Inc.), 16.50%, 02/02/26 ........ 1 88,999
HSBC Bank plc ( Smurfit WestRock plc),
17.45%, 03/23/26 .................. EUR 2 90,990
JPMorgan Structured Products BV (Amcor plc),
29.28%, 03/04/26 .................. USD 11 461,463
Nomura Bank International PLC (Crown
Holdings, Inc.), 22.64%, 03/26/26 ........ 1 149,013
Societe Generale SA (Amcor plc),
29.21%, 03/11/26 .................. 10 440,788
Societe Generale SA (Avery Dennison Corp.),
14.19%, 02/06/26 .................. 13 2,409,823
6,065,191
Diversified Telecommunication Services — 0.1%
(b)(c)
BNP Paribas SA (TE Connectivity plc),
21.27%, 02/20/26 .................. 1 231,230
Nomura Holdings, Inc. (Comcast Corp.),
29.64%, 03/02/26 .................. 6 183,012
Royal Bank of Canada (TE Connectivity plc),
19.29%, 03/04/26 .................. 1 235,079
Royal Bank of Canada (Verizon Communications,
Inc.), 13.37%, 03/16/26 ............... 2 97,566
746,887
Electric Utilities — 0.7%
(b)(c)
Barclays Bank plc (American Electric Power Co.,
Inc.), 19.89%, 02/27/26 ............... 5 618,856
BNP Paribas SA (Evergy, Inc.), 9.30%, 03/05/26 2 165,550
BNP Paribas SA (PG&E Corp.),
19.35%, 02/02/26 .................. 5 72,822
Canadian Imperial Bank of Commerce
(FirstEnergy Corp.), 19.30%, 03/13/26 .... 64 3,012,097
Citigroup, Inc. (FirstEnergy Corp.),
17.93%, 02/24/26 .................. 64 2,934,345
Mizuho Markets Cayman LP (American Electric
Power Co., Inc.), 17.92%, 02/20/26 ....... 5 624,777
Morgan Stanley & Co. LLC (FirstEnergy Corp.),
18.61%, 03/06/26 .................. 63 2,976,072
Royal Bank of Canada (American Electric Power
Co., Inc.), 18.02%, 03/12/26 ........... 1 83,982
10,488,501
Electrical Equipment — 0.1%
(b)(c)
BMO Capital Markets Corp. (GE Vernova, Inc.),
26.89%, 02/11/26 .................. 1 717,753
JPMorgan Structured Products BV (GE Vernova,
Inc.), 31.16%, 02/25/26 ............... 1 655,999
1,373,752
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.2%
(b)(c)
Barclays Bank plc (Amphenol Corp.),
29.02%, 02/24/26 .................. USD 5 $ 646,723
BNP Paribas SA ( Corning, Inc.),
22.68%, 03/03/26 .................. 3 264,784
Citigroup, Inc. (Corning, Inc.), 19.83%, 02/24/26 3 282,106
Goldman Sachs International (Ralliant Corp.),
22.00%, 02/02/26 .................. 1 70,066
Morgan Stanley & Co. LLC ( Amphenol Corp.),
27.11%, 02/10/26 .................. 4 613,807
Nomura Bank International PLC (Ralliant Corp.),
21.30%, 03/26/26 .................. 1 71,042
Nomura Holdings, Inc. (CDW Corp.),
25.62%, 03/02/26 .................. 1 178,855
2,127,383
Energy Equipment & Services — 0.7%
(b)(c)
BNP Paribas SA (SLB Ltd.)
17.13%, 02/04/26 .................. 50 2,139,636
19.65%, 02/11/26 .................. 52 2,179,327
Mizuho Markets Cayman LP (Baker Hughes Co.),
24.02%, 03/13/26 .................. 53 2,969,380
Societe Generale SA (Baker Hughes Co.),
29.02%, 03/06/26 .................. 55 3,070,275
10,358,618
Entertainment — 0.0%
Morgan Stanley & Co. LLC (Walt Disney Co.
(The)), 17.60%, 03/19/26
(b)(c)
........... 2 191,544
Financial Services — 1.1%
(b)(c)
Barclays Bank plc (Apollo Global Management,
Inc.), 24.90%, 03/03/26 ............... 2 224,097
BMO Capital Markets Corp. (Global Payments,
Inc.), 22.85%, 02/05/26 ............... 1 64,803
BMO Capital Markets Corp. (Mastercard, Inc.),
11.55%, 02/13/26 .................. 3 1,586,911
BNP Paribas SA (Apollo Global Management,
Inc.), 24.50%, 03/10/26 ............... 2 222,666
BNP Paribas SA (PayPal Holdings, Inc.),
20.63%, 03/06/26 .................. 4 189,967
BNP Paribas SA (Visa, Inc.), 11.79%, 02/18/26 . 6 2,007,673
JPMorgan Structured Products BV (Fidelity
National Information Services, Inc.),
23.76%, 02/19/26 .................. 6 319,721
JPMorgan Structured Products BV (Visa, Inc.),
11.14%, 02/10/26 .................. 6 1,961,671
Mizuho Markets Cayman LP (PayPal Holdings,
Inc.), 24.02%, 02/27/26 ............... 4 188,187
Morgan Stanley & Co. LLC ( Berkshire Hathaway,
Inc.), 5.56%, 03/04/26 ............... 7 3,530,256
Nomura Holdings, Inc. (Voya Financial, Inc.),
25.83%, 03/12/26 .................. 2 145,461
Societe Generale SA (Berkshire Hathaway, Inc.),
8.46%, 03/11/26 ................... 7 3,577,533
UBS AG ( Mastercard, Inc.), 12.70%, 02/04/26 . 3 1,576,438
15,595,384
Food Products — 0.0%
(b)(c)
Canadian Imperial Bank of Commerce
(Campbell's Co. (The)), 20.15%, 03/05/26 .. 4 112,492
Canadian Imperial Bank of Commerce (Kraft
Heinz Co. (The)), 12.60%, 02/02/26 ...... 5 115,750
Morgan Stanley & Co. LLC (Lamb Weston
Holdings, Inc.), 22.19%, 03/19/26 ........ 2 94,529
Nomura Bank International PLC (Kraft Heinz Co.
(The)), 24.76%, 03/26/26 ............. 4 82,307
405,078

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation — 0.1%
(b)(c)
BNP Paribas SA (CSX Corp.), 23.94%, 03/02/26 USD 2 $ 54,083
Canadian Imperial Bank of Commerce (Uber
Technologies, Inc.), 21.80%, 02/25/26 ..... 7 580,990
Nomura Holdings, Inc. ( Union Pacific Corp.),
24.03%, 03/09/26 .................. —
(o)
70,046
Royal Bank of Canada (Uber Technologies, Inc.),
20.05%, 02/18/26 .................. 7 585,032
1,290,151
Health Care Equipment & Supplies — 0.2%
(b)(c)
BMO Capital Markets Corp. (Becton Dickinson &
Co.), 21.85%, 02/05/26 ............... 2 374,994
Morgan Stanley & Co. LLC (Medtronic plc),
13.75%, 03/16/26 .................. 4 398,845
Societe Generale SA (GE HealthCare
Technologies, Inc.), 14.16%, 02/06/26 ..... 15 1,182,972
Toronto-Dominion Bank (The) (GE HealthCare
Technologies, Inc.), 15.41%, 02/13/26 ..... 15 1,205,658
UBS AG ( Baxter International, Inc.),
25.70%, 03/12/26 .................. 16 314,400
3,476,869
Health Care Providers & Services — 2.4%
(b)(c)
Barclays Bank plc (HCA Healthcare, Inc.),
18.35%, 02/06/26 .................. 8 3,783,194
Barclays Bank plc (McKesson Corp.),
19.70%, 02/24/26 .................. 4 3,210,165
BNP Paribas SA (Cencora, Inc.),
13.06%, 02/06/26 .................. 9 3,097,536
BNP Paribas SA ( Centene Corp.),
38.19%, 03/02/26 .................. 1 61,729
BNP Paribas SA (Elevance Health, Inc.)
29.22%, 02/02/26 .................. 1 222,373
17.25%, 03/26/26 .................. 1 221,045
BNP Paribas SA (McKesson Corp.),
14.57%, 02/04/26 .................. 4 3,232,877
BNP Paribas SA (UnitedHealth Group, Inc.),
20.15%, 02/10/26 .................. 8 2,296,045
Canadian Imperial Bank of Commerce (Cencora,
Inc.), 14.00%, 03/11/26 ............... 9 3,190,833
Canadian Imperial Bank of Commerce (HCA
Healthcare, Inc.), 23.85%, 03/11/26 ...... 8 3,806,722
JPMorgan Structured Products BV (Universal
Health Services, Inc.), 15.31%, 02/10/26 ... 9 1,736,667
Morgan Stanley & Co. LLC (Cencora, Inc.),
14.35%, 03/04/26 .................. 9 3,185,375
Royal Bank of Canada ( UnitedHealth Group,
Inc.), 17.36%, 02/18/26 ............... 8 2,344,752
Royal Bank of Canada (Universal Health
Services, Inc.), 12.69%, 02/18/26 ........ 9 1,758,353
Societe Generale SA (Cardinal Health, Inc.)
26.08%, 02/19/26 .................. 2 305,232
18.16%, 02/20/26 .................. 5 1,054,088
Toronto-Dominion Bank (The) (CVS Health
Corp.), 27.41%, 03/12/26 ............. 5 374,434
UBS AG (Cardinal Health, Inc.),
19.10%, 02/11/26 .................. 5 1,053,565
34,934,985
Health Care REITs — 0.0%
Barclays Bank plc (Healthcare Realty Trust, Inc.),
23.19%, 03/09/26
(b)(c)
................ 7 108,733
Hotels, Restaurants & Leisure — 0.1%
(b)(c)
Barclays Bank plc (DoorDash, Inc.)
18.73%, 02/18/26 .................. 1 246,502
24.99%, 02/27/26 .................. 1 245,409
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
BNP Paribas SA (Domino's Pizza, Inc.),
16.15%, 02/03/26 .................. USD 1 $ 592,265
Morgan Stanley & Co. LLC (Domino's Pizza,
Inc.), 22.33%, 03/04/26 ............... 2 616,843
1,701,019
Household Products — 0.0%
HSBC Bank plc (Henkel AG & Co. KGaA),
15.35%, 02/26/26
(b)(c)
................ EUR 3 241,804
Industrial REITs — 0.0%
(b)(c)
Morgan Stanley & Co. LLC (Rexford Industrial
Realty, Inc.), 24.00%, 03/09/26 ......... USD 4 163,981
Toronto-Dominion Bank (The) (STAG Industrial,
Inc.), 10.81%, 03/19/26 ............... 3 103,687
267,668
Insurance — 0.6%
(b)(c)
Canadian Imperial Bank of Commerce
(Hartford Insurance Group, Inc. (The)),
15.10%, 03/11/26 .................. 22 2,912,461
Goldman Sachs International (Willis Towers
Watson plc), 13.30%, 02/02/26 ......... —
(o)
63,278
JPMorgan Structured Products BV (American
International Group, Inc.), 23.07%, 02/17/26 . 2 113,685
Mizuho Markets Cayman LP (Arthur J Gallagher
& Co.), 20.32%, 02/17/26 ............. —
(o)
99,842
Mizuho Markets Cayman LP ( Hartford Insurance
Group, Inc. (The)), 7.42%, 02/13/26 ...... 21 2,905,527
Morgan Stanley & Co. LLC (Fidelity National
Financial, Inc.), 25.91%, 03/09/26 ........ —
(o)
21,364
Royal Bank of Canada (Hartford Insurance
Group, Inc. (The)), 10.20%, 02/06/26 ..... 21 2,820,065
UBS AG (Fidelity National Financial, Inc.),
21.60%, 03/12/26 .................. 3 148,655
9,084,877
Interactive Media & Services — 2.9%
(b)(c)
Barclays Bank plc (Alphabet, Inc.),
17.80%, 02/03/26 .................. 19 6,267,359
Barclays Bank plc (Meta Platforms, Inc.)
20.39%, 02/06/26 .................. 5 3,642,542
18.86%, 02/18/26 .................. 5 3,706,114
19.07%, 03/09/26 .................. —
(o)
133,412
BMO Capital Markets Corp. (Alphabet, Inc.),
20.94%, 02/18/26 .................. 19 6,117,201
BNP Paribas SA (Alphabet, Inc.),
25.07%, 02/27/26 .................. 19 6,245,456
Canadian Imperial Bank of Commerce (Alphabet,
Inc.), 25.20%, 03/05/26 ............... 1 405,338
Morgan Stanley & Co. LLC (Alphabet, Inc.),
25.60%, 02/10/26 .................. 19 6,060,556
Societe Generale SA (Alphabet, Inc.),
23.85%, 03/13/26 .................. 19 6,460,870
Societe Generale SA (Meta Platforms, Inc.),
19.41%, 03/17/26 .................. 5 3,656,494
42,695,342
IT Services — 0.2%
(b)(c)
BMO Capital Markets Corp. (International
Business Machines Corp.), 22.50%, 02/18/26 3 1,050,109
JPMorgan Structured Products BV (Accenture
plc), 21.51%, 02/25/26 ............... 2 550,899
Nomura Holdings, Inc. ( Cognizant Technology
Solutions Corp.), 19.67%, 03/02/26 ....... 1 99,460
Royal Bank of Canada (International Business
Machines Corp.), 22.91%, 03/11/26 ...... 3 1,042,880

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
UBS AG (Accenture plc), 22.80%, 02/11/26 ... USD 2 $ 534,770
3,278,118
Leisure Products — 0.0%
Societe Generale SA (Hasbro, Inc.),
25.68%, 02/19/26
(b)(c)
................ 2 140,720
Life Sciences Tools & Services — 0.1%
(b)(c)
BNP Paribas SA (IQVIA Holdings, Inc.),
16.04%, 02/10/26 .................. 2 499,364
Royal Bank of Canada (IQVIA Holdings, Inc.),
15.30%, 02/03/26 .................. 2 499,614
998,978
Machinery — 1.3%
(b)(c)
BNP Paribas SA ( CNH Industrial NV),
16.53%, 03/19/26 .................. 8 80,547
Canadian Imperial Bank of Commerce (Nordson
Corp.)
15.10%, 02/24/26 .................. 8 2,122,564
16.30%, 03/11/26 .................. 11 2,990,187
Citigroup, Inc. (Nordson Corp.),
14.88%, 02/11/26 .................. 8 1,961,567
JPMorgan Structured Products BV (Nordson
Corp.), 16.59%, 02/04/26 ............. 6 1,580,652
Morgan Stanley & Co. LLC (Fortive Corp.),
18.33%, 03/16/26 .................. 2 115,674
Morgan Stanley & Co. LLC (Otis Worldwide
Corp.), 12.16%, 02/13/26 ............. 36 3,083,457
Royal Bank of Canada (Otis Worldwide Corp.)
12.09%, 02/03/26 .................. 36 3,078,363
14.59%, 03/13/26 .................. 37 3,217,572
Societe Generale SA (Middleby Corp. (The)),
29.85%, 02/19/26 .................. 1 103,093
18,333,676
Media — 0.7%
(b)(c)
Mizuho Markets Cayman LP (Charter
Communications, Inc.), 45.37%, 02/25/26 .. 4 833,042
Mizuho Markets Cayman LP (Omnicom Group,
Inc.), 18.52%, 03/11/26 ............... 39 3,000,558
Societe Generale SA (Charter Communications,
Inc.), 43.29%, 03/06/26 ............... 4 826,922
Societe Generale SA (Omnicom Group, Inc.),
26.50%, 03/18/26 .................. 38 2,658,724
Toronto-Dominion Bank (The) (Omnicom Group,
Inc.), 21.18%, 02/11/26 ............... 38 2,926,528
10,245,774
Metals & Mining — 0.0%
Royal Bank of Canada (Barrick Mining Corp.),
37.80%, 03/02/26
(b)(c)
................ 3 141,882
Multi-Utilities — 0.0%
(b)(c)
Canadian Imperial Bank of Commerce (DTE
Energy Co.), 10.40%, 03/05/26 ......... 1 146,265
Morgan Stanley & Co. LLC (Dominion Energy,
Inc.), 22.52%, 03/09/26 ............... 4 228,148
374,413
Oil, Gas & Consumable Fuels — 0.2%
(b)(c)
Barclays Bank plc (BP plc), 24.26%, 03/23/26 .. GBP 59 369,279
Barclays Bank plc (Shell plc), 22.02%, 02/26/26 8 291,853
BNP Paribas SA (EQT Corp.), 28.71%, 03/12/26 USD 3 158,630
Canadian Imperial Bank of Commerce (Exxon
Mobil Corp.), 12.30%, 02/03/26 ......... 9 1,095,188
Mizuho Markets Cayman LP (Exxon Mobil Corp.),
11.72%, 02/10/26 .................. 9 1,097,171
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Toronto-Dominion Bank (The) (Chevron Corp.),
19.58%, 03/19/26 .................. USD 1 $ 137,475
3,149,596
Pharmaceuticals — 0.0%
(b)(c)
Barclays Bank plc (Sanofi SA), 14.11%, 03/23/26 EUR 3 301,826
BMO Capital Markets Corp. (Merck & Co., Inc.),
21.25%, 02/12/26 .................. USD 1 91,196
JPMorgan Structured Products BV (Bayer AG),
24.53%, 02/26/26 .................. EUR 4 209,707
602,729
Professional Services — 0.1%
(b)(c)
Canadian Imperial Bank of Commerce (Maximus,
Inc.)
14.90%, 02/02/26 .................. USD 3 247,646
29.40%, 03/26/26 .................. 3 254,691
JPMorgan Structured Products BV (Automatic
Data Processing, Inc.), 15.55%, 02/25/26 .. 1 357,416
Morgan Stanley & Co. LLC (Automatic Data
Processing, Inc.), 12.02%, 02/13/26 ...... 1 356,708
Royal Bank of Canada (SS&C Technologies
Holdings, Inc.), 17.57%, 03/16/26 ........ 5 427,645
1,644,106
Residential REITs — 0.4%
(b)(c)
Barclays Bank plc (Invitation Homes, Inc.),
16.16%, 02/24/26 .................. 82 2,187,987
BNP Paribas SA (AvalonBay Communities, Inc.),
12.71%, 03/05/26 .................. 1 124,850
BNP Paribas SA (Essex Property Trust, Inc.),
20.18%, 02/04/26 .................. 1 290,265
Mizuho Markets Cayman LP (Essex Property
Trust, Inc.), 15.12%, 03/11/26 .......... 1 297,106
Morgan Stanley & Co. LLC (Invitation Homes,
Inc.), 21.07%, 02/04/26 ............... 81 2,177,989
5,078,197
Semiconductors & Semiconductor Equipment — 4.0%
(b)(c)
Barclays Bank plc (Broadcom, Inc.),
27.73%, 03/03/26 .................. 9 3,160,371
Barclays Bank plc ( Intel Corp.), 36.95%, 02/27/26 15 691,061
Barclays Bank plc (NVIDIA Corp.),
20.36%, 02/04/26 .................. 43 8,271,268
Barclays Bank plc (QUALCOMM, Inc.),
20.85%, 02/25/26 .................. 4 587,522
BNP Paribas SA (KLA Corp.), 24.72%, 02/18/26 —
(o)
615,086
BNP Paribas SA (NVIDIA Corp.),
29.21%, 03/12/26 .................. —
(o)
56,550
BNP Paribas SA (Texas Instruments, Inc.),
25.46%, 02/20/26 .................. 3 569,697
Citigroup, Inc. (Advanced Micro Devices, Inc.),
36.88%, 02/20/26 .................. 6 1,336,944
Citigroup, Inc. (Lam Research Corp.),
33.11%, 02/24/26 .................. 4 890,526
Citigroup, Inc. (NVIDIA Corp.), 19.51%, 03/06/26 43 8,205,244
JPMorgan Structured Products BV (NVIDIA
Corp.), 23.66%, 03/24/26 ............. 44 8,312,718
JPMorgan Structured Products BV (Texas
Instruments, Inc.), 29.89%, 03/03/26 ...... 3 609,463
Mizuho Markets Cayman LP (Applied Materials,
Inc.), 31.52%, 02/20/26 ............... 3 768,128
Mizuho Markets Cayman LP (KLA Corp.),
33.47%, 02/27/26 .................. —
(o)
631,066
Mizuho Markets Cayman LP (Micron Technology,
Inc.)
43.22%, 02/11/26 .................. 4 1,083,282
43.27%, 02/27/26 .................. 4 1,477,161

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Morgan Stanley & Co. LLC (Advanced Micro
Devices, Inc.), 32.54%, 02/10/26 ........ USD 6 $ 1,291,104
Morgan Stanley & Co. LLC (Broadcom, Inc.)
27.09%, 02/10/26 .................. 9 3,119,797
33.97%, 03/10/26 .................. 9 3,008,441
Morgan Stanley Europe SE (Intel Corp.),
0.00%, 03/13/26 ................... 15 714,285
Royal Bank of Canada (Intel Corp.),
32.29%,  02/03/26 .................. 14 648,042
Royal Bank of Canada (NVIDIA Corp.),
20.54%, 02/13/26 .................. 45 8,205,273
Royal Bank of Canada (QUALCOMM, Inc.),
16.81%, 02/18/26 .................. 4 563,221
Societe Generale SA (Analog Devices, Inc.),
25.17%, 03/10/26 .................. 2 528,453
Toronto-Dominion Bank (The) (Analog Devices,
Inc.), 19.45%, 03/03/26 ............... 2 522,654
Toronto-Dominion Bank (The)
(STMicroelectronics NV), 19.43%, 02/12/26 . 3 77,508
Toronto-Dominion Bank (The) (Texas
Instruments, Inc.), 27.21%, 03/16/26 ...... 1 161,410
UBS AG (Applied Materials, Inc.),
22.30%, 02/10/26 .................. 3 754,327
UBS AG (Lam Research Corp.),
26.80%, 02/11/26 .................. 5 803,800
57,664,402
Software — 2.5%
(b)(c)
Barclays Bank plc (Cadence Design Systems,
Inc.), 22.93%, 02/25/26 ............... 1 275,710
Barclays Bank plc ( Crowdstrike Holdings, Inc.),
23.69%, 02/24/26 .................. 1 372,576
Barclays Bank plc (Microsoft Corp.),
14.98%, 02/06/26 .................. 14 5,924,127
Barclays Bank plc (Palo Alto Networks, Inc.),
23.82%, 03/04/26 .................. 2 428,465
BMO Capital Markets Corp. (Microsoft Corp.),
14.45%, 02/24/26 .................. 14 5,990,930
BNP Paribas SA (Adobe, Inc.), 16.34%, 02/13/26 1 442,777
BNP Paribas SA (Crowdstrike Holdings, Inc.),
23.45%, 02/18/26 .................. 1 386,935
BNP Paribas SA (Workday, Inc.),
32.11%, 03/26/26 .................. 1 140,022
Canadian Imperial Bank of Commerce (Adobe,
Inc.), 17.40%, 02/25/26 ............... 2 452,541
Canadian Imperial Bank of Commerce (AppLovin
Corp.), 53.40%, 02/27/26 ............. 1 427,755
Canadian Imperial Bank of Commerce (Microsoft
Corp.), 19.70%, 03/11/26 ............. 14 6,008,805
Citigroup, Inc. (AppLovin Corp.),
44.25%, 02/20/26 .................. 1 421,551
Citigroup, Inc. (Autodesk, Inc.), 21.70%, 03/04/26 1 192,546
Citigroup, Inc. (Microsoft Corp.)
19.09%, 02/17/26 .................. 1 260,572
14.59%, 03/03/26 .................. 14 5,994,724
Citigroup, Inc. (Salesforce, Inc.)
19.62%, 02/24/26 .................. 3 706,618
25.94%, 03/04/26 .................. 3 728,695
JPMorgan Structured Products BV (Autodesk,
Inc.), 18.60%, 02/25/26 ............... 1 194,887
JPMorgan Structured Products BV (Oracle
Corp.), 27.64%, 02/27/26 ............. 6 942,133
Morgan Stanley & Co. LLC (Palantir
Technologies, Inc.), 36.76%, 02/11/26 ..... 8 1,138,029
Morgan Stanley & Co. LLC (ServiceNow, Inc.),
26.71%, 02/25/26 .................. 4 430,609
Security
Par (000)
Par (000) Value
Software (continued)
Morgan Stanley & Co. LLC (Synopsys, Inc.),
24.50%, 03/06/26 .................. USD 1 $ 291,367
Nomura Holdings, Inc. (Synopsys, Inc.),
19.98%, 02/25/26 .................. 1 276,806
Royal Bank of Canada (Cadence Design
Systems, Inc.), 17.83%, 02/18/26 ........ 1 270,981
Royal Bank of Canada (Palantir Technologies,
Inc.), 27.50%, 02/20/26 ............... 8 1,143,881
Royal Bank of Canada (ServiceNow, Inc.),
32.95%, 02/13/26 .................. 4 448,477
Societe Generale SA (Intuit, Inc.),
23.98%, 03/10/26 .................. 1 510,897
Societe Generale SA (Oracle Corp.),
30.68%, 03/10/26 .................. 6 984,791
Societe Generale SA (Palo Alto Networks, Inc.),
20.14%, 03/11/26 .................. 2 435,119
Toronto-Dominion Bank (The) (Intuit, Inc.),
19.68%, 03/03/26 .................. 1 528,820
Toronto-Dominion Bank (The) (Workday, Inc.),
16.89%, 02/02/26 .................. 1 139,853
36,891,999
Specialized REITs — 0.0%
UBS AG (Crown Castle, Inc.), 22.40%, 03/19/26
(b)
(c)
............................. 1 69,043
Specialty Retail — 2.3%
(b)(c)
BNP Paribas SA (AutoZone, Inc.),
15.69%, 02/03/26 .................. 1 2,866,048
BNP Paribas SA (Home Depot, Inc. (The))
11.88%, 02/04/26 .................. 10 3,758,710
16.45%, 02/27/26 .................. 10 3,800,772
Canadian Imperial Bank of Commerce (O'Reilly
Automotive, Inc.), 11.10%, 02/03/26 ...... 28 2,744,104
Citigroup, Inc. (AutoZone, Inc.),
17.46%, 03/04/26 .................. 1 4,218,388
Nomura Holdings, Inc. (O'Reilly Automotive, Inc.),
15.37%, 03/03/26 .................. 30 2,933,982
Societe Generale SA (AutoZone, Inc.),
18.51%, 03/13/26 .................. 1 2,909,274
Societe Generale SA (Home Depot, Inc. (The)),
16.02%, 03/10/26 .................. 10 3,880,669
Societe Generale SA (O'Reilly Automotive, Inc.)
15.36%, 03/10/26 .................. 31 3,027,610
14.79%, 03/17/26 .................. 31 3,026,729
33,166,286
Technology Hardware, Storage & Peripherals — 2.5%
(b)(c)
Barclays Bank plc (Apple, Inc.),
15.15%, 03/03/26 .................. 27 6,913,983
Citigroup, Inc. (Western Digital Corp.),
29.08%, 02/12/26 .................. 2 317,506
Morgan Stanley & Co. LLC (Apple, Inc.)
12.70%, 02/03/26 .................. 26 6,732,668
13.42%, 02/10/26 .................. 26 6,897,517
Morgan Stanley & Co. LLC (Seagate Technology
Holdings plc), 24.10%, 02/11/26 ......... 1 303,117
Nomura Holdings, Inc. (Hewlett Packard
Enterprise Co.), 23.54%, 03/09/26 ....... 9 197,956
Societe Generale SA (Apple, Inc.)
16.74%, 03/10/26 .................. 26 6,732,797
12.01%, 03/17/26 .................. 27 7,082,239
Toronto-Dominion Bank (The) (Seagate
Technology Holdings plc), 24.75%, 02/04/26 1 287,121
35,464,904

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.0%
HSBC Bank plc (Swatch Group AG (The)),
25.00%, 02/26/26
(b)(c)
................ CHF 1 $ 187,690
Tobacco — 0.0%
HSBC Bank plc (British American Tobacco plc),
22.50%, 02/26/26
(b)(c)
................ GBP 4 203,542
Trading Companies & Distributors — 0.9%
(b)(c)
Barclays Bank plc (Fastenal Co.),
14.79%, 02/03/26 .................. USD 89 3,857,616
Morgan Stanley & Co. LLC (WESCO
International, Inc.), 26.54%, 03/12/26 ..... 1 342,521
Societe Generale SA (Fastenal Co.)
18.22%, 03/06/26 .................. 89 3,927,025
13.86%, 03/13/26 .................. 92 4,114,638
12,241,800
Wireless Telecommunication Services — 0.0%
(b)(c)
Goldman Sachs International (Rogers
Communications, Inc.), 11.51%, 02/02/26 .. 1 41,392
Mizuho Markets Cayman LP ( Rogers
Communications, Inc.), 16.02%, 03/26/26 .. 2 78,974
120,366
Total Equity-Linked Notes — 30.7%
(Cost: $446,161,607) .............................. 444,698,854
Fixed Rate Loan Interests
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan,
7.63%
,
 05/01/31 ................... 185 172,366
IT Services — 0.0%
X Corp., 1st Lien Term Loan B3, 9.50%
,
 10/26/29 41 42,384
Software — 0.0%
Clover Holdings 2 LLC, 1st Lien Term Loan,
7.75%
,
 12/09/31 ................... 334 327,365
Total Fixed Rate Loan Interests — 0.0%
(Cost: $560,436) ................................. 542,115
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 6.42%
,
 06/24/30 ............. 245 245,187
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.18%
,
 05/25/29 ............. 628 128,383
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.18%
,
 05/25/29 ............. 85 17,327
Bleriot US Bidco, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
 10/31/30 ................... 270 270,010
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B, (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 8.37%
,
 08/03/29 ... 233 232,288
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 10/31/31 ............. 736 737,520
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 10/31/31 ............. 281 281,074
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Kaman Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 2.50% Floor + 0.50%;
6-mo. CME Term SOFR at 2.50% Floor +
0.50% at 0.50% Floor + 0.00%), 6.32% -
6.54%
,
 02/26/32 ................... USD 158 $ 157,295
Kaman Corp., Delayed Draw 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.15%
,
 02/26/32 ............. 3 2,916
Peraton Corp., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.69%
,
 02/01/28 ................... 425 392,128
Propulsion BC Finco SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.17%
,
 12/01/32 ............. 153 152,869
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.42%
,
 11/06/28 ........ 56 56,186
TransDigm, Inc., 1st Lien Term Loan J, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
 02/28/31 ................... 1,375 1,373,748
TransDigm, Inc., 1st Lien Term Loan K, (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
 03/22/30 ................... 343 342,446
TransDigm, Inc., 1st Lien Term Loan L, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
 01/19/32 ................... 228 228,103
TransDigm, Inc., 1st Lien Term Loan M, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
 08/19/32 ................... 760 759,434
5,376,914
Automobile Components — 0.2%
(a)
Allison Transmission, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
 01/03/33 ............. 230 230,460
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%, 05/06/30 ........... 936 933,753
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%, 01/28/32 ........... 557 556,777
Garrett Motion Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.67%
,
 01/30/32 ............ 145 145,577
Gates Corp., 1st Lien Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
 06/04/31 ................... 579 578,747
Gates Global LLC, 1st Lien Term Loan B4, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
 11/16/29 ................... 80 79,795
RealTruck Group, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 7.54%, 01/31/28 ........... 49 37,783
(1-mo. CME Term SOFR at 0.75% Floor +
5.00%), 8.79%, 01/31/28 ........... 141 109,016
Tenneco, Inc., 1st Lien Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 8.77% -
8.99%
,
 11/17/28 ................... 377 372,797
3,044,705

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles — 0.0%
(a)
Bombardier Recreational Products, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.97%
,
 01/22/31 ........ USD 136 $ 136,471
Dealer Tire Financial LLC, 1st Lien Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
 07/02/31 ............. 349 348,190
484,661
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.02%, 01/24/29 ........... 105 67,087
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.17%, 01/24/29 ........... 345 342,471
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 4.77%, 01/24/30 ........... 149 31,056
Sazerac Co., Inc., 1st Lien Term Loan B2, (1-mo.
CME Term SOFR + 2.00%), 5.68%
,
 07/09/32 114 114,081
554,695
Biotechnology — 0.1%
(a)
Biomarin Pharmaceutical, 1st Lien Term Loan B,
(12-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.17%
,
 01/28/33
(g)
............ 198 198,000
PAREXEL International Corp., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 6.42%
,
 12/12/31 ............ 740 739,700
937,700
Broadline Retail — 0.1%
(a)
Boots Group Finco LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.21%
,
 08/30/32 ............. 353 353,883
StubHub Holdco Sub LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.42%
,
 03/15/30 ............. 491 489,223
843,106
Building Products — 0.1%
(a)
AZZ, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
 05/14/29 ................... 25 25,001
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.42%
,
 09/08/32 ................... 743 741,603
CP Atlas Buyer, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.92%
,
 07/08/30 ............. 258 253,325
CP Iris Holdco I, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
 10/27/32 ................... 344 341,005
Gibraltar Industries, Inc., 1st Lien Term Loan,
01/31/33
(g)(p)
...................... 40 40,000
Wilsonart LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
 08/05/31 ................... 789 763,126
2,164,060
Security
Par (000)
Par (000) Value
Capital Markets — 0.4%
(a)
Allspring Buyer LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.69%
,
 11/01/30 ................... USD 145 $ 145,251
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B, (3-mo. CME Term SOFR at
2.75% Floor + 0.0; 6-mo. CME Term SOFR at
2.75% Floor + 0.0% at 0.00% Floor + 0.00%),
6.37% - 6.42%
,
 02/18/31 ............. 565 562,387
Aretec Group, Inc., 1st Lien Term Loan B4,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
 08/09/30 ............. 128 127,291
Ascensus Holdings, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
 11/25/32 .............. 325 323,645
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7, (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
 12/20/29 ................... 463 463,019
BCPE Pequod Buyer, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
 11/25/31 .............. 378 376,224
Chicago US MidCo III LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
 10/29/32 ............. 419 417,989
Citadel Securities Global Holdings LLC, Facility
1st Lien Term Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 5.67%
,
 10/31/31 .. 460 460,732
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.67%
,
 04/07/28 .. 382 381,282
Focus Financial Partners LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.22%
,
 09/15/31 ........ 563 559,028
GTCR Everest Borrower LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
 09/05/31 ............ 117 117,208
Hudson River Trading LLC, 1st Lien Term Loan
B2, 03/18/30
(p)
..................... 431 428,737
Jane Street Group LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.82%
,
 12/15/31 ............. 858 850,794
Osaic Holdings, Inc., 1st Lien Term Loan, (6-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.60%
,
 08/02/32 ................... 504 499,529
5,713,116
Chemicals — 0.4%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 7.77%
,
 11/24/27 ............ 269 248,621
Chemours Co. LLC, 1st Lien Term Loan B4,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
 10/15/32 ............. 581 576,722
Derby Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.68%
,
 11/01/30 ................... 426 425,926
Discovery Purchaser Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
 10/04/29 ............. 294 274,985
Element Solutions, Inc., 1st Lien Term Loan,
12/18/30
(p)
....................... 111 111,295
Element Solutions, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
 12/18/30 ............. 376 376,842

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Fortis 333, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.17%
,
 03/29/32 ................... USD 208 $ 205,756
HB Fuller Co., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
 02/15/30 ................... 278 278,076
INEOS US Finance LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
 02/18/30 ............. 87 62,473
INEOS US Petrochem LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.92%
,
 10/07/31 ............. 98 63,438
Lonza Group AG, Facility 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 7.70%
,
 07/03/28 ............. 308 259,709
Minerals Technologies, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 11/26/31
(g)
............ 193 193,663
Olympus Water US Holding Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 6.92%
,
 11/03/32 ............ 379 372,527
Olympus Water US Holding Corp., 1st Lien Term
Loan B6, (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.67%
,
 06/23/31 ........ 634 624,300
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2, (3-mo. CME Term SOFR
at 0.00% Floor + 4.25%), 8.00%
,
 04/08/31 .. 163 119,683
Paint Intermediate III LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.87%
,
 10/09/31 ............. 93 92,887
Solstice Advanced Materials, Inc., 1st Lien Term
Loan B, (12-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.76%
,
 10/29/32 ........ 322 323,208
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 6.70%
,
 08/02/30 ............. 507 502,510
WR Grace Holdings LLC, 1st Lien Term Loan
B1, (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
 08/19/32 ............. 329 326,998
5,439,619
Commercial Services & Supplies — 0.4%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 6.92%
,
 10/24/30 ........ 136 135,904
Allied Universal Holdco LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
 08/20/32 ............. 1,227 1,227,805
Anticimex Global AB, Facility 1st Lien Term Loan
B8, (1-day SOFR at 0.00% Floor + 2.90%),
6.81%
,
 11/17/31 ................... 119 118,786
Aramark Services, Inc., 1st Lien Term Loan B10,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
 06/24/30 ............. 517 517,360
Aramark Services, Inc., 1st Lien Term Loan B9,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
 04/06/28 ............. 81 80,846
Asplundh Tree Expert LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.52%
,
 09/06/27 ............. 322 321,944
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.67%
,
 04/01/32 ............ 355 352,245
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Clean Harbors, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 1.50%),
5.17%
,
 10/11/32 ................... USD 176 $ 177,211
Deep Blue Operating I LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.44%
,
 10/01/32 ............. 72 72,135
Grant Thornton Advisors LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
 06/02/31 ............ 429 422,701
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 7.42%
,
 10/17/30
(g)
........... 107 107,168
Novelis, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
 03/11/32 ................... 620 620,052
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.69%
,
 10/15/30 ... 76 75,883
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2, (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.44%
,
 03/08/32 ... 693 689,016
Quartz AcquireCo LLC, 1st Lien Term Loan B2,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
 06/28/30
(g)
............ 242 233,919
Reworld Holding Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
 01/15/31 ............. 96 95,850
Reworld Holding Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
 11/30/28 .............. 240 240,184
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B, (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 8.93%
,
 02/15/29 ... 66 61,293
TruGreen LP, 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
7.67%
,
 11/02/27 ................... 84 81,833
5,632,135
Communications Equipment — 0.0%
Ciena Corp., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.43%
,
 10/24/30
(a)
.................. 286 285,615
Construction & Engineering — 0.1%
(a)
Azuria Water Solutions, Inc., 1st Lien Term Loan
B, (12-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.19%
,
 01/27/33
(g)
............ 286 283,524
Azuria Water Solutions, Inc., Delayed Draw 1st
Lien Term Loan, 0.00%
,
 01/27/33
(g)
....... 38 37,803
Brand Industrial Services, Inc., 1st Lien Term
Loan C, (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.35%
,
 08/01/30 ........ 618 544,100
Construction Partners, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
 11/03/31 .............. 129 128,512
Dycom Industries, Inc., 1st Lien Term Loan B,
01/20/33
(p)
....................... 138 138,259
Legence Holdings LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.92%
,
 12/16/31 ............. 265 265,288
1,397,486

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
 01/31/31 ................... USD 458 $ 459,033
MSOF Beacon LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR + 2.50%), 6.17%
,
 12/23/32 269 268,580
NEW AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
9.67%
,
 03/08/29 ................... 85 74,494
Quikrete Holdings, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
 04/14/31 ............. 350 349,576
Quikrete Holdings, Inc., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
 03/19/29 ............. 311 311,385
Quikrete Holdings, Inc., 1st Lien Term Loan B3,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
 02/10/32 ............. 306 305,461
Standard Industries, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42%
,
 09/22/28 ............. 61 61,466
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C, (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.97%
,
 10/19/29 ... 970 966,843
2,796,838
Consumer Staples Distribution & Retail — 0.1%
(a)
EG America LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.32%, 02/07/28 ........... 60 60,190
(12-mo. CME Term SOFR at 0.00% Floor +
3.50%), 6.67% - 6.92%, 01/30/31
(g)
..... 350 349,563
US Foods, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%, 11/22/28 ............ 269 270,800
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%, 10/03/31 ........... 121 121,478
802,031
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75% Floor
+ 2.75%), 6.44%
,
 11/29/30 ............ 841 840,157
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
3.18%), 6.85%, 04/13/29 ........... 50 49,721
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.92%, 04/01/32 ........... 494 491,281
Colossus Acquireco LLC, 1st Lien Term Loan,
(1-day SOFR at 0.00% Floor + 1.75%),
5.41%
,
 07/30/32 ................... 569 566,403
Graham Packaging Co., Inc., 1st Lien Term Loan
B, 01/14/33
(p)
..................... 361 360,397
LABL, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
8.77%
,
 10/30/28
(g)
.................. 423 218,002
Mauser Packaging Solutions Holding Co., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.23%
,
 04/15/30 ... 250 243,527
Pregis TopCo LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
 02/01/29 ................... 189 188,974
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
ProAmpac PG Borrower LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.67% - 7.88%
,
 09/15/28 ........ USD 46 $ 45,748
Reynolds Consumer Products LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.42%
,
 03/04/32 ............ 65 65,016
Ring Container Technologies Group LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 6.17%
,
 09/15/32 ... 128 127,813
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7, (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
 09/15/28 ............. 233 219,348
3,416,387
Diversified Consumer Services — 0.1%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B, (1-mo. CME Term SOFR at
0.50% Floor + 1.75%), 5.42%
,
 08/23/32 ... 328 328,805
OMNIA Partners LLC, 1st Lien Term Loan C,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.45%
,
 12/31/32 ............. 192 192,442
PG Polaris BidCo SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
 03/26/31 ............. 170 169,597
Planet US Buyer LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.82%
,
 02/07/31 ............. 206 205,466
Wand NewCo 3, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
 01/30/31 ................... 480 479,152
1,375,462
Diversified REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%
,
 05/18/30
(a)(g)
........... 274 273,546
Diversified Telecommunication Services — 0.2%
(a)
Cogeco Financing 2 LP, 1st Lien Term Loan B,
09/01/28
(p)
....................... 50 47,516
Level 3 Financing, Inc., 1st Lien Term Loan B4,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
 03/29/32 ............. 855 855,214
Lumen Technologies, Inc., 1st Lien Term Loan
A, (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 9.72%
,
 06/01/28 ............. 25 25,115
Lumen Technologies, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.14%
,
 04/16/29 ............. 242 241,438
Lumen Technologies, Inc., 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.14%
,
 04/15/30 ............. 412 410,507
Orbcomm, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 4.25% Floor + 0.75;
3-mo. CME Term SOFR at 4.25% Floor +
0.75% at 0.75% Floor + 0.04%), 8.04% -
8.33%
,
 09/01/28 ................... 105 97,512
Radiate Holdco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.29%
,
 09/25/29 ................... 453 388,102
Sunrise Financing Partnership, Facility 1st Lien
Term Loan B, (6-mo. CME Term SOFR at
0.00% Floor + 2.50%), 0.00%
,
 02/16/32 ... 115 114,580

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.04%
,
 01/31/29 ........ USD 83 $ 82,808
Zayo Group Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.83%
,
 03/11/30 .............. 982 943,794
3,206,586
Electric Utilities — 0.1%
(a)
NRG Energy, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.75% Floor + 0.0; 3-mo.
CME Term SOFR at 1.75% Floor + 0.0% at
0.00% Floor + 0.00%), 5.52%
,
 04/16/31 ... 791 791,338
Vistra Operations Co. LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
 12/20/30
(e)
............ 402 402,322
1,193,660
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
 06/20/31 ................... 381 382,688
Coherent Corp., 1st Lien Term Loan B3, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
 07/02/29 ................... 225 225,197
CoorsTek, Inc., 1st Lien Term Loan B, (12-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.68%
,
 10/28/32 ................... 129 129,268
Sanmina Corp., 1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.70%
,
 10/27/32
(g)
.................. 242 242,605
979,758
Energy Equipment & Services — 0.0%
Covia Holdings LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.40%
,
 02/26/32
(a)
.................. 321 320,545
Entertainment — 0.3%
(a)
City Football Group Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.18%
,
 07/22/30 ............. 317 315,030
Creative Artists Agency LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
 10/01/31 ............. 806 803,804
Delta 2 (Lux) SARL, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42%
,
 09/30/31 ............. 774 773,281
Live Nation Entertainment, Inc., 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.67%
,
 10/21/32
(g)
....... 409 407,978
Motion Finco SARL, Facility 1st Lien Term Loan
B3, (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
 11/13/29 .............. 585 498,545
TKO Worldwide Holdings LLC, 1st Lien Term
Loan B5, (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.87%
,
 11/21/31 ........ 905 906,072
WMG Acquisition Corp., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.57%
,
 01/24/31 ............. 812 814,407
4,519,117
Security
Par (000)
Par (000) Value
Financial Services — 0.4%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.92%
,
 12/21/28 ........ USD 319 $ 318,101
ABG Intermediate Holdings 2 LLC, Delayed Draw
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 5.92%
,
 02/13/32 .. 158 157,793
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
 07/30/31 ............ 97 96,483
Apex Group Treasury LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.39%
,
 02/27/32 ............. 507 466,432
APi Group DE, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
 01/03/29 ................... 669 669,995
Belron Finance 2019 LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.12%
,
 10/16/31 ............. 921 922,992
CPI Holdco B LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
 05/19/31 ................... 939 933,645
EOC Borrower LLC, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
 03/24/32 ............. 900 899,800
Gryphon Acquire NewCo LLC, 1st Lien Term
Loan, (6-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.88%
,
 09/13/32 ............ 253 251,656
Guardian US Holdco LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.17%
,
 01/31/30 ............. 79 79,044
Hyperion Refinance SARL, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.42%
,
 02/17/31 ............. 629 627,357
Orion US Finco, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.15%
,
 10/08/32 ................... 237 236,853
Sotera Health Holdings LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
 05/30/31 ............. 583 584,163
Summit Acquisition, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
 10/16/31 ............. 37 36,988
WEX, Inc., 1st Lien Term Loan B2, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
 04/03/28 ................... 59 59,291
WEX, Inc., 1st Lien Term Loan B3, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
 03/05/32 ................... 139 138,169
6,478,762
Food Products — 0.2%
(a)
Chobani LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
 10/28/32 ................... 982 983,228
Froneri International Ltd., Facility 1st Lien Term
Loan B4, (6-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.24%
,
 09/30/31 ........ 802 799,744
Froneri US, Inc., Facility 1st Lien Term Loan B6,
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.12%
,
 09/30/32 ............. 231 230,494
MP Midco Holdings LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.17%
,
 03/29/30 ............. 21 20,943

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Primo Brands Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
5.92%
,
 03/31/28 ................... USD 241 $ 240,616
Utz Quality Foods LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
 01/29/32 ............. 164 163,143
Wellness Pet LLC, 1st Lien Term Loan A, (3-mo.
CME Term SOFR at 0.00% Floor + 3.95%),
7.62%
,
 12/31/29 ................... 54 26,967
Wellness Pet LLC, 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.68%
,
 12/31/29 ................... 30 2,419
2,467,554
Gas Utilities — 0.0%
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
 04/01/32
(a)
........... 139 139,190
Ground Transportation — 0.1%
(a)
Genesee & Wyoming, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
 04/10/31 ............. 922 920,010
Hertz Corp. (The), 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.29%
,
 06/30/28 ................... 263 223,625
Hertz Corp. (The), 1st Lien Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.29%
,
 06/30/28 ................... 52 44,131
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 2.00% Floor +
8.00%), 11.89%
,
 08/20/29
(g)
............ 41 15,583
1,203,349
Health Care Equipment & Supplies — 0.2%
(a)
Bausch + Lomb Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
7.42%
,
 01/15/31 ................... 763 767,826
Hologic, Inc., 1st Lien Term Loan B, 01/14/33
(p)
. 1,320 1,309,942
QuidelOrtho Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
 08/20/32 ................... 242 240,877
2,318,645
Health Care Providers & Services — 0.3%
(a)
ACP Tara Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
 12/15/32
(g)
............ 64 64,240
AHP Health Partners, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
 09/20/32 ............. 45 45,294
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 6.59%
,
 09/29/28 ............ 276 275,641
CNT Holdings I Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.17%
,
 11/08/32 ................... 402 400,972
Concentra Health Services, Inc., 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.67%
,
 07/28/31 ........ 243 243,154
Ensemble RCM LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
 08/01/29 ............. 370 366,725
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Examworks Bidco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
 11/01/28 .............. USD 448 $ 447,836
EyeCare Partners LLC, 1st Lien Term Loan C,
(6-mo. CME Term SOFR at 0.00% Floor +
6.75%), 10.48%
,
 11/30/28
(d)(e)(g)
......... 6 978
LifePoint Health, Inc., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.42%
,
 05/19/31 ............. 273 272,736
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.27%
,
 11/01/28 ............ 131 25,801
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 10.77%
,
 11/01/29 ........... 87 17,980
Medline Borrower LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42%, 10/23/28 ........... 373 374,310
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.47%, 10/23/30 ........... 377 377,438
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42%
,
 09/22/32 ............. 442 442,826
Raven Acquisition Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.67%
,
 11/19/31 ............ 178 176,200
Surgery Center Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
 12/19/30 ............ 396 395,929
Team Health Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.17%
,
 06/30/28 ............. 109 109,450
Vizient, Inc., 1st Lien Term Loan B8, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
 08/01/31 ................... 73 73,108
4,110,618
Health Care Technology — 0.2%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.42%
,
 02/15/29 ............. 691 680,980
Cotiviti, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.45%
,
 05/01/31 ................... 679 626,451
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.77%
,
 10/01/27 ............. 148 141,274
PointClickCare Technologies, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
 11/03/31 ............ 216 214,308
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.85%
,
 06/02/28 ................... 481 442,419
Waystar Technologies, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 10/22/29 ............. 163 161,721
2,267,153

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.6%
(a)
1011778 BC ULC, 1st Lien Term Loan B5, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
 09/20/30 ................... USD 501 $ 499,138
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.29%, 03/11/30 ............ 39 38,620
(1-mo. CME Term SOFR at 1.00% Floor +
7.61%), 11.29%, 03/11/30 ........... 37 36,106
Alterra Mountain Co., 1st Lien Term Loan B8,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.22%
,
 05/31/30
(g)
............ 254 253,982
Bally's Corp., Facility 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.18%
,
 10/02/28 ............. 158 155,512
Caesars Entertainment, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
 02/06/30 ............. 252 249,703
Caesars Entertainment, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
 02/06/31 ............. 958 950,772
Churchill Downs, Inc., Facility 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
 03/17/28
(g)
............ 40 39,584
Crown Finance US, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.19%
,
 12/02/31 ............. 268 260,675
DK Crown Holdings, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
 03/04/32 ............. 481 481,212
Entain Holdings (Gibraltar) Ltd., 1st Lien Term
Loan B5, (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.92%
,
 07/30/32 ........ 85 84,572
Fertitta Entertainment LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.92%
,
 01/29/29 ............. 820 817,456
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42%, 12/02/30 ........... 769 766,694
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.67%, 06/04/32 ........... 245 243,576
Fortrex LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
4.77%
,
 03/10/31 ................... 21 20,435
Four Seasons Hotels Ltd., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.47%
,
 09/22/32 ............. 690 693,715
Great Canadian Gaming Corp., 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.44%
,
 11/01/29 ........ 204 198,769
Herschend Entertainment Co. LLC, 1st Lien Term
Loan, 05/27/32
(p)
................... 242 242,318
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4, (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.42%
,
 11/08/30 .... 507 509,015
IRB Holding Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.17%
,
 12/16/30 ................... 381 380,292
Light & Wonder International, Inc., 1st Lien Term
Loan B3, (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 5.67%
,
 04/16/29 ........ 336 335,029
Ontario Gaming GTA LP, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 7.92%
,
 08/01/30 ............. 114 106,524
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Penn Entertainment, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.17%
,
 05/03/29 ............. USD 243 $ 242,961
Scientific Games Holdings LP, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.65%
,
 04/04/29 ............ 178 174,903
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3, (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 5.67%
,
 12/04/31 ... 72 71,760
Six Flags Entertainment Corp., 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.67%
,
 05/01/31 ........ 97 96,159
Station Casinos LLC, Facility 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 03/14/31 ............. 613 613,098
TRQ Sales LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.94%
,
 12/30/32 ................... 191 189,806
Voyager Parent LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR + 4.25%),
7.91%
,
 07/01/32 ................... 289 288,529
Whatabrands LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.17%
,
 08/03/28 ................... 194 193,375
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.52%
,
 05/24/30 ............ 239 238,967
9,473,257
Household Durables — 0.0%
(a)
Madison Safety & Flow LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
 09/26/31 ............. 130 130,167
Somnigroup International, Inc., 1st Lien Term
Loan B, (1-day SOFR at 0.00% Floor +
2.25%), 5.93%
,
 10/24/31 ............. 100 100,880
SWF Holdings I Corp., 1st Lien Term Loan A1,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.33%
,
 12/19/29 ............. 42 41,335
SWF Holdings I Corp., Delayed Draw 1st Lien
Term Loan, (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 8.17%
,
 12/19/29 ........ 28 27,556
Weber-Stephen Products LLC, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.41%
,
 10/01/32 ........ 381 380,524
680,462
Household Products — 0.0%
Lavender Dutch Borrower Co. BV, Facility 1st
Lien Term Loan B, (3-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.93%
,
 12/02/32
(a)
.. 214 214,535
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.42%
,
 07/31/30 ........ 530 530,723
Constellation Renewables LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00% Floor
+ 2.00%), 5.82%
,
 12/15/27 ............ 240 239,839
Talen Energy Supply LLC, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.35%, 12/11/31 ............ 197 196,949

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%, 11/25/32 ............ USD 275 $ 274,794
1,242,305
Industrial Conglomerates — 0.2%
(a)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1, (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
 09/13/32 ............. 82 82,000
EMRLD Borrower LP, 1st Lien Term Loan, (6-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.12%
,
 08/04/31 ................... 561 560,100
EMRLD Borrower LP, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.07%
,
 05/31/30 ............. 770 768,710
FCG Acquisitions, Inc., 1st Lien Term Loan,
03/31/28
(p)
....................... 26 26,011
INNIO Group Holding GmbH, Facility 1st Lien
Term Loan B2, (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.67%
,
 11/02/28 .... 201 200,833
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR +
3.00%), 6.68%
,
 12/02/31 ............. 173 172,975
Pinnacle Buyer LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.16%
,
 10/01/32 ............. 217 217,372
Resideo Funding, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
 08/13/32 ............. 252 251,895
Resilience Parent LLC, 1st Lien Term Loan B,
01/21/33
(p)
....................... 444 443,445
2,723,341
Insurance — 0.5%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
 09/19/31 ............ 1,715 1,709,222
AmWINS Group, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 2.00%),
5.67%
,
 01/30/32 ................... 805 802,962
Amynta Agency Borrower, Inc., 1st Lien Term
Loan B, (1-mo. CME Term SOFR + 2.50%),
6.17%
,
 12/29/31 ................... 537 533,291
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B2, (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.18%
,
 05/26/31 ................... 231 229,598
CRC Insurance Group LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
 05/06/31 ............. 890 886,186
HUB International Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.92%
,
 06/20/30 ............. 1,070 1,069,092
Jones DesLauriers Insurance Management, Inc.,
1st Lien Term Loan, 12/09/32
(p)
......... 279 278,984
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
6.42%
,
 03/15/30 ................... 233 232,049
OneDigital Borrower LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
 07/02/31 ............. 115 114,176
Ryan Specialty LLC, 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 09/15/31 ............. 543 542,571
Security
Par (000)
Par (000) Value
Insurance (continued)
USI, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
 09/27/30 ................... USD 615 $ 613,270
USI, Inc., 1st Lien Term Loan D, (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
 11/21/29 ................... 529 528,361
7,539,762
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
 01/31/31
(a)
............ 200 182,789
IT Services — 0.5%
(a)
Asurion LLC, 1st Lien Term Loan B11, (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.02%
,
 08/21/28 ................... 244 244,635
Asurion LLC, 1st Lien Term Loan B12, (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.97%
,
 09/19/30 ................... 114 114,431
Asurion LLC, 1st Lien Term Loan B13, (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
 09/19/30 ................... 578 578,056
Asurion LLC, 2nd Lien Term Loan B4, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.04%
,
 01/19/29 ................... 42 41,935
Central Parent LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.92%
,
 07/06/29 ................... 710 566,461
Clearwater Analytics LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 04/21/32 ............. 317 316,412
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.67%
,
 06/12/31 ........ 158 157,790
Epicor Software Corp., 1st Lien Term Loan E,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.17%
,
 05/30/31 ............. 763 756,570
Fortress Intermediate 3, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
 06/27/31
(g)
............ 141 137,917
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.42%
,
 05/30/31 ........ 245 243,729
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.42%
,
 11/09/29 ........ 154 152,621
ION Platform Finance US, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 3.75%), 7.42%
,
 09/30/32 ............ 838 740,934
Iron Mountain, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
 01/31/31 ................... 80 78,923
Mitchell International, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 8.92%
,
 06/07/32 ............. 74 73,027
Modena Buyer LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
 07/01/31 ................... 128 121,886
Project Boost Purchaser LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
 07/16/31 ............ 440 431,649

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.17%
,
 07/31/31 ... USD 992 $ 987,702
Shift4 Payments LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR + 2.00%), 5.65%
,
 07/06/32 146 146,363
X Corp., 1st Lien Term Loan B1, (6-mo. CME
Term SOFR at 0.50% Floor + 6.50%),
10.45%
,
 10/26/29 .................. 914 912,085
xAI Corp., 1st Lien Term Loan, (6-mo. CME
Term SOFR at 0.00% Floor + 7.25%),
11.12%
,
 06/28/30 .................. 544 553,188
7,356,314
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.29%
,
 05/30/28
(a)
............ 54 53,889
Life Sciences Tools & Services — 0.0%
(a)
ICON Luxembourg SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.67%
,
 07/03/28 ............. 63 63,208
Pra Health Sciences, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.67%
,
 07/03/28 ............. 16 15,865
Star Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
 09/27/30 ................... 210 209,993
289,066
Machinery — 0.6%
(a)
Aggreko Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.87%
,
 05/21/31 ............. 627 622,948
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.65% - 6.85%
,
 07/31/28 ........ 558 558,358
Chart Industries, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.16%
,
 03/15/30 ................... 78 78,553
Columbus McKinnon Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.17%
,
 05/15/28
(g)
............ 92 91,533
Columbus McKinnon Corp., 1st Lien Term Loan
B, 01/21/33
(p)
..................... 354 351,345
CompoSecure Holdings LLC, 1st Lien Term
Loan, (12-mo. CME Term SOFR + 2.25%),
5.75%
,
 01/14/33 ................... 428 426,664
Filtration Group Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.42%
,
 10/23/28 ............. 736 736,519
Generac Power Systems, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.45%
,
 06/12/31 ............ 201 201,792
Hunter Douglas, Inc., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
 01/16/32 ............. 526 523,978
Indicor LLC, 1st Lien Term Loan E, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
 11/22/29 ................... 188 187,869
INNIO North America Holding, Inc., Facility 1st
Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.93%, 11/02/28 ............ 25 24,902
0.00%, 11/03/31
(g)
.................. 133 132,900
Security
Par (000)
Par (000) Value
Machinery (continued)
LSF12 Helix Parent LLC, 1st Lien Term Loan B,
01/24/33
(p)
....................... USD 375 $ 373,594
Madison IAQ LLC, 1st Lien Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.13%
,
 06/21/28 ................... 767 766,217
Rexnord LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
5.83%
,
 10/04/28 ................... 132 132,925
SPX FLOW, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.42%
,
 04/05/29 ................... 667 667,278
TK Elevator Midco GmbH, 1st Lien Term Loan
B1, (6-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.95%
,
 04/30/30 ............. 977 978,771
Vertiv Group Corp., 1st Lien Term Loan B4,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.45%
,
 08/12/32 ............. 973 975,579
Vortex Opco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.04%
,
 12/18/28
(d)(e)
................. 136 16,377
WEC US Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.70%
,
 01/27/31 ............. 561 560,291
8,408,393
Media — 0.2%
(a)
Altice France SA, 1st Lien Term Loan B14,
(3-mo. CME Term SOFR at 0.00% Floor +
6.88%), 10.55%
,
 05/30/31 ............. 367 372,389
Charter Communications Operating LLC, 1st Lien
Term Loan B4, (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.66%
,
 12/09/30 ... 120 120,056
Charter Communications Operating LLC, 1st Lien
Term Loan B5, (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 5.91%
,
 12/15/31 ... 161 161,108
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.79%
,
 08/23/28 ........ 66 65,445
CSC Holdings LLC, 1st Lien Term Loan B5,
(US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
 04/15/27 ................... 757 674,751
DirecTV Financing LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 8.93%
,
 08/02/27 ............. 14 13,791
ECL Entertainment LLC, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
 08/30/30 ............. 85 84,501
Fleet US Bidco, Inc., 1st Lien Term Loan B2,
(6-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.79%
,
 02/21/31
(g)
............ 160 159,941
Gray Television, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.95%
,
 05/23/29 ............. 1 899
Learfield Communications LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 2.00% Floor
+ 4.75%), 8.47%
,
 06/30/28 ............ 162 162,395
NEP Group, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.17%
,
 10/17/31 ................... 366 334,140
Outfront Media Capital LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 09/24/32 ............. 180 180,675

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Telenet Financing USD LLC, Facility 1st Lien
Term Loan AR, (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.79%
,
 05/01/28 ... USD 80 $ 79,034
2,409,125
Multi-Utilities — 0.1%
GFL Environmental Services, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.27%
,
 03/03/32
(a)
........... 857 856,141
Oil, Gas & Consumable Fuels — 0.2%
(a)
BIP Pipeco Holding LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 0.00%
,
 12/05/30 ............. 108 108,213
Blackfin Pipeline LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.75%
,
 10/01/32 ................... 115 115,670
Buckeye Partners LP, 1st Lien Term Loan B7,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
 11/22/32 .............. 139 139,138
Freeport LNG Investments LLLP, 1st Lien Term
Loan, 01/28/33
(p)
................... 363 361,639
Freeport LNG Investments LLLP, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 6.92%
,
 12/21/28 ........ 511 510,634
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 5.65%
,
 10/04/30 ............ 28 27,991
Hilcorp Energy I LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.68%
,
 02/06/30 ................... 199 199,493
Meade Pipeline Co. LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.69%
,
 09/22/32 ............. 66 66,042
Murphy USA, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.45%
,
 04/07/32 ................... 79 79,449
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 5.92%
,
 10/05/28 ... 366 366,231
TransMontaigne Operating Co. LP, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 5.92%
,
 11/17/28 ........ 88 87,858
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan B, 06/16/32
(p)
.............. 204 202,917
2,265,275
Paper & Forest Products — 0.0%
BradyPlus Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.19%
,
 12/29/32
(a)
............ 560 556,265
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%, 04/20/28 ........... 160 160,190
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%, 05/28/32 ........... 163 162,933
Air Canada, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
 03/21/31 ................... 375 374,634
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.52%, 01/29/27 ........... 200 199,867
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.00%, 02/15/28 ........... 211 210,529
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.26%, 06/04/29 ........... USD 319 $ 317,963
Jetblue Airways Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.44%
,
 08/27/29 ............. 338 323,851
Stonepeak Nile Parent LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
 04/09/32 ............. 129 128,839
United Airlines, Inc., Facility 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 02/24/31 ............. 320 320,340
2,199,146
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan
08/02/32
(p)
....................... 6 6,376
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.17%, 08/02/32 ........... 531 531,997
Elanco Animal Health, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.45%
,
 10/29/32 ............. 119 119,085
Endo Finance Holdings LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
 04/23/31 ............. 129 129,310
Jazz Financing Lux SARL, 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.97%
,
 05/05/28 ............. 489 490,459
Organon & Co., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
5.92%
,
 05/19/31 ................... 90 86,986
Perrigo Investments LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 04/20/29 ............. 214 213,999
1,578,212
Professional Services — 0.3%
(a)
AlixPartners LLP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
 08/12/32 ................... 500 497,239
Amentum Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 09/29/31 ............. 251 250,898
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.29%
,
 06/02/28 ................... 476 473,993
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4, (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.42%
,
 04/28/28 .. 566 565,379
Dayforce, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
 03/01/31
(g)
.................. 538 537,149
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.68%),
7.35%
,
 06/22/29 ................... 110 110,058
Galaxy US Opco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
1.50%), 5.34%
,
 07/31/30 ............. 112 106,276
TransUnion LLC, 1st Lien Term Loan B8, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
 06/24/31 ................... 384 383,433
TransUnion LLC, 1st Lien Term Loan B9, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
 06/24/31 ................... 244 243,674

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2, (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.47%
,
 09/28/29 ... USD 287 $ 279,602
Zelis Payments Buyer, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
 11/26/31 .............. 614 597,497
4,045,198
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 2.75%), 6.47%
,
 01/31/30
(a)
.. 47 47,727
Semiconductors & Semiconductor Equipment — 0.0%
(a)
Entegris, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
 07/06/29 ................... 138 138,631
Qnity Electronics, Inc., 1st Lien Term Loan,
(6-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.70%
,
 10/29/32 ............. 614 616,302
754,933
Software — 1.0%
(a)
Applied Systems, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
 02/24/31 ............. 819 811,788
Avalara, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.42%
,
 03/26/32 ................... 242 237,071
Barracuda Networks, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.17%
,
 08/15/29 ............. 291 223,684
Boxer Parent Co., Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.82%
,
 07/30/31 ............. 830 796,637
Capstone Borrower, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 2.75%),
6.42%
,
 06/17/30
(g)
.................. 166 161,131
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.67%
,
 01/23/32 ............ 988 977,797
Cloud Software Group, Inc., 1st Lien Term Loan
B
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%, 03/21/31 ........... 1,070 1,036,209
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%, 08/16/32 ........... 724 701,696
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.57%
,
 10/09/28 ................... 117 100,070
Clover Holdings 2 LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.67%
,
 12/09/31 ............. 325 318,109
Darktrace Finco US LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.90%
,
 10/09/31 ............. 55 53,353
Dawn Bidco LLC, 1st Lien Term Loan, 08/20/32
(p)
730 708,100
DS Admiral Bidco LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.92%
,
 06/26/31
(g)
............ 127 122,065
Ellucian Holdings, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.47%
,
 10/09/29 ............. 787 777,264
Security
Par (000)
Par (000) Value
Software (continued)
Ellucian Holdings, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.42%
,
 11/15/32 .............. USD 94 $ 91,767
Gen Digital, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42%, 09/12/29 ........... 792 782,678
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%, 04/16/32 ........... 120 118,589
Genesys Cloud Services, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
 01/30/32 ............ 918 895,822
Kaseya, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
6.67%
,
 03/22/32 ................... 906 870,793
McAfee Corp., 1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.67%
,
 03/01/29 ................... 421 371,757
MH Sub I LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 7.92%, 05/03/28 ........... 159 144,089
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 7.92%, 12/31/31 ........... 110 89,817
MKS Instruments, Inc., 1st Lien Term Loan B,
01/27/33
(p)
....................... 348 348,435
MKS, Inc., 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
5.67%
,
 08/17/29 ................... 538 538,176
Ping Identity Holding Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.59%
,
 11/15/32 .............. 136 134,697
Planview Parent, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
 12/17/27 ............. 74 65,200
Proofpoint, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.67%
,
 08/31/28 ................... 850 842,717
RealPage, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.93%
,
 04/24/28 ................... 416 410,149
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
6.25%), 10.02%, 07/30/29 ........... 19 14,543
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 9.77%, 11/15/29 ............ 119 92,530
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
6.25%), 10.02%, 07/30/29 ........... 31 24,207
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 9.77%, 11/15/29 ............ 51 39,636
SS&C Technologies, Inc., 1st Lien Term Loan
B8, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
 05/09/31 ............. 904 903,558
UKG, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
 02/10/31 ................... 688 670,027
VS Buyer LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
 04/14/31 ................... 653 644,869
15,119,030

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail — 0.1%
(a)
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 2.50%
Floor + 0.0; 3-mo. CME Term SOFR at 2.50%
Floor + 0.0% at 0.00% Floor + 0.00%), 6.17%
- 6.32%
,
 04/23/31 .................. USD 230 $ 229,758
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 3.00%), 6.67%
,
 05/04/28 ... 784 783,436
Peer Holding III BV, Facility 1st Lien Term Loan
B8, (3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
 09/29/32 ............. 88 87,890
Project Aurora US Finco, Inc., Facility 1st Lien
Term Loan B2, (3-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.49%
,
 09/30/32 ... 60 60,038
Pye-Barker Fire & Safety LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.21%
,
 12/16/32 ............ 278 278,283
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.33%, 10/20/28 ........... 74 73,127
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.02%, 10/20/28 ........... 54 54,078
1,566,610
Technology Hardware, Storage & Peripherals — 0.1%
Finastra USA, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.72%
,
 09/15/32
(a)
.................. 967 848,542
Tobacco — 0.0%
Savor Acquisition, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.84%
,
 02/19/32
(a)
............ 16 15,990
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, 1st Lien Term Loan D, (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.69%
,
 07/27/28 ................... 365 365,166
Core & Main LP, 1st Lien Term Loan E, (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.69%
,
 02/10/31 ................... 476 475,307
Gulfside Supply, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.67%
,
 06/17/31 ................... 81 78,537
Herc Holdings, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
 07/02/32 ................... 71 71,030
QXO Building Products, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 04/30/32 ............. 111 111,552
TMK Hawk Parent Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 7.67%
,
 06/29/29 ............. 150 67,530
1,169,122
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
 09/23/31 ................... 783 782,462
Brown Group Holding LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.17%
,
 07/01/31 ............. 319 319,433
OLA Netherlands BV, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.07%
,
 12/15/26
(g)
................. 102 101,476
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
Rand Parent LLC, 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.67%
,
 03/18/30 ................... USD 344 $ 344,471
1,547,842
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 5.25%), 9.02%
,
 08/09/32 ............ 160 160,142
SBA Senior Finance II LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.43%
,
 01/27/31 ............. 402 403,215
Windstream Services LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.67%
,
 10/06/32
(g)
............ 320 320,000
883,357
Total Floating Rate Loan Interests — 9.9%
(Cost: $146,166,785) .............................. 143,769,641
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile, 6.44%,
01/26/36
(c)
....................... 217 232,546
Empresa Nacional del Petroleo, 5.95%,
07/30/34
(b)
....................... 200 208,632
441,178
Colombia — 0.0%
Ecopetrol SA, 8.88%, 01/13/33 ............ 315 337,759
France — 0.0%
Electricite de France SA
(a)(c)(k)
(5-Year EUR Swap Annual + 3.97%), 3.38% . EUR 200 229,448
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ........................ 200 250,958
480,406
Hungary — 0.1%
(c)
Magyar Export-Import Bank Zrt., 6.00%, 05/16/29 264 334,756
MVM Energetika Zrt., 7.50%, 06/09/28 ...... USD 200 210,942
545,698
Mexico — 0.1%
Petroleos Mexicanos
8.75%, 06/02/29 ................... 325 349,300
5.95%, 01/28/31 ................... 298 290,371
639,671
Morocco — 0.0%
OCP SA
5.13%, 06/23/51
(c)
.................. 217 175,343
7.50%, 05/02/54
(b)
.................. 232 252,658
428,001
Peru — 0.0%
(b)
Corp. Financiera de Desarrollo SA, 5.50%,
05/06/30 ........................ 200 206,460
Petroleos del Peru SA, 4.75%, 06/19/32 ..... 200 151,025
357,485
Total Foreign Agency Obligations — 0.2%
(Cost: $3,036,544) ............................... 3,230,198

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic (The), 0.75%, 07/09/30
(l)
... USD 180 $ 152,640
Armenia — 0.0%
Republic of Armenia, 6.75%, 03/12/35
(b)
...... 200 208,750
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%, 09/16/32
(c)
...... 200 189,626
Barbados — 0.0%
Barbados Government Bond, 8.00%, 06/26/35
(b)
303 324,513
Benin — 0.0%
Benin Government Bond, 7.96%, 02/13/38
(b)
... 400 418,224
Brazil — 0.2%
Federative Republic of Brazil
10.00%, 01/01/29 .................. BRL 7 1,213,165
6.00%, 08/15/30 ................... 1 739,903
10.00%, 01/01/31 .................. 2 407,558
6.63%, 03/15/35 ................... USD 297 305,910
Letras do Tesouro Nacional Treasury Bills,
12.80%, 01/01/30
(q)
................. BRL 6 662,469
3,329,005
Bulgaria — 0.0%
Bulgaria Government Bond, 5.00%, 03/05/37
(c)
. USD 186 183,210
Chile — 0.1%
Bonos de la Tesoreria de la Republica en pesos,
6.00%, 04/01/33
(b)(c)
................. CLP 1,040,000 1,243,158
Republic of Chile
3.75%, 01/14/32 ................... EUR 140 169,517
4.34%, 03/07/42 ................... USD 268 238,520
1,651,195
Colombia — 0.2%
Republic of Colombia
11.00%, 08/22/29 .................. COP 2,597,600 667,337
6.13%, 01/21/31 ................... USD 200 199,800
7.00%, 03/26/31 ................... COP 1,846,000 393,109
13.25%, 02/09/33 .................. 1,374,000 381,598
8.00%, 04/20/33 ................... USD 256 275,456
7.75%, 11/07/36 ................... 295 309,455
6.50%, 11/26/38 ................... EUR 136 158,104
7.25%, 10/26/50 ................... COP 929,400 155,476
Titulos de Tesoreria, 12.50%, 02/27/30 ...... 2,684,000 709,659
3,249,994
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%, 04/03/34
(c)
.... USD 230 248,860
Czech Republic — 0.2%
Czech Republic
0.95%, 05/15/30
(c)
.................. CZK 29,920 1,303,900
1.50%, 04/24/40 ................... 26,160 858,701
2,162,601
Dominican Republic — 0.1%
Dominican Republic Government Bond
(b)
4.50%, 01/30/30 ................... USD 383 374,191
7.05%, 02/03/31 ................... 155 166,160
6.95%, 03/15/37 ................... 150 160,500
700,851
Ecuador — 0.0%
Republic of Ecuador, 9.25%, 01/29/39
(b)
...... 230 236,325
Egypt — 0.1%
Arab Republic of Egypt
5.63%, 04/16/30
(c)
.................. EUR 160 188,352
Security
Par (000)
Par (000) Value
Egypt (continued)
9.45%, 02/04/33
(b)
.................. USD 200 $ 225,000
7.50%, 02/16/61
(b)
.................. 200 170,400
583,752
Gabon — 0.0%
Gabon Government Bond, 9.50%, 02/18/29
(c)
.. 325 305,298
Guatemala — 0.1%
Republic of Guatemala
(b)
7.05%, 10/04/32 ................... 300 327,375
6.60%, 06/13/36 ................... 225 240,750
568,125
Hungary — 0.1%
Hungary Government Bond
5.25%, 06/16/29
(b)
.................. 355 361,390
3.00%, 08/21/30 ................... HUF 396,000 1,080,610
5.50%, 03/26/36
(b)
.................. USD 200 198,800
1,640,800
Indonesia — 0.1%
Republic of Indonesia
5.88%, 03/15/31 ................... IDR 20,296,000 1,216,578
3.88%, 01/15/33 ................... EUR 143 170,617
1,387,195
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
5.88%, 10/17/31
(c)
.................. 291 353,345
8.08%, 04/01/36
(b)
.................. USD 200 213,400
566,745
Jordan — 0.0%
Hashemite Kingdom of Jordan
7.50%, 01/13/29
(b)
.................. 200 209,500
5.85%, 07/07/30
(c)
.................. 200 200,548
410,048
Kenya — 0.0%
Republic of Kenya
(b)
9.75%, 02/16/31 ................... 200 221,100
8.80%, 10/09/38 ................... 200 202,600
423,700
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond, 7.75%,
06/03/30
(b)
....................... 200 207,437
Latvia — 0.0%
Latvia Government Bond, 5.13%, 07/30/34
(b)
.. 302 306,346
Malaysia — 0.0%
Malaysia Government Bond, 4.18%, 05/16/44 .. MYR 1,532 401,919
Mexico — 0.4%
Eagle Funding Luxco SARL, 5.50%, 08/17/30
(b)
. USD 465 471,975
Mex Bonos Desarr Fix Rt
8.50%, 05/31/29 ................... MXN 144 836,355
8.50%, 02/28/30 ................... 208 1,202,969
5.38%, 03/22/33 ................... USD 245 242,305
7.75%, 11/23/34 ................... MXN 160 861,868
8.00%, 02/21/36 ................... 244 1,314,264
8.50%, 11/18/38 ................... 44 241,030
United Mexican States
5.63%, 02/09/34 ................... USD 210 209,580
6.63%, 01/29/38 ................... 200 207,600
5.13%, 03/19/38 ................... EUR 119 140,810
5.38%, 05/16/40 ................... 100 117,883
6.75%, 02/09/56 ................... USD 200 198,200
6,044,839

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Montenegro — 0.0%
Republic of Montenegro, 2.88%, 12/16/27
(c)
... EUR 191 $ 223,038
Morocco — 0.1%
Kingdom of Morocco
2.38%, 12/15/27
(c)
.................. USD 256 246,241
4.75%, 04/02/35
(b)
.................. EUR 279 335,776
582,017
Nigeria — 0.1%
Federal Republic of Nigeria
10.38%, 12/09/34
(b)
................. USD 200 236,200
9.13%, 01/13/46
(b)
.................. 200 214,500
7.63%, 11/28/47
(c)
.................. 200 187,000
637,700
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%, 03/13/27
(c)
EUR 182 222,171
Oman — 0.0%
Oman Government Bond, 6.75%, 01/17/48
(c)
.. USD 260 280,020
Panama — 0.0%
Republic of Panama
7.50%, 03/01/31 ................... 200 220,900
6.40%, 02/14/35 ................... 232 242,518
463,418
Paraguay — 0.0%
Republic of Paraguay, 2.74%, 01/29/33
(c)
..... 398 353,424
Peru — 0.1%
Bonos de la Tesoreria, 7.60%, 08/12/39
(b)(c)
.... PEN 446 145,611
Republic of Peru
1.86%, 12/01/32 ................... USD 203 168,693
7.30%, 08/12/33
(c)
.................. PEN 988 335,370
7.60%, 08/12/39
(c)
.................. 2,431 793,679
1,443,353
Philippines — 0.3%
Republic of Philippines
6.38%, 07/27/30 ................... PHP 114,900 2,010,266
6.00%, 08/20/30 ................... 71,940 1,240,270
6.75%, 09/15/32 ................... 58,720 1,047,930
4,298,466
Poland — 0.2%
Republic of Poland
4.88%, 10/04/33 ................... USD 75 75,624
5.00%, 10/25/35 ................... PLN 7,840 2,191,995
5.50%, 04/04/53 ................... USD 235 222,084
2,489,703
Republic of Turkiye — 0.1%
Republic of Turkiye (The)
(BISTREFI + 0.00%), 39.73%, 08/19/26
(a)
.. TRY 31,440 742,133
7.13%, 02/12/32 ................... USD 296 309,172
6.30%, 03/14/33 ................... 200 198,000
1,249,305
Romania — 0.2%
Romania Government Bond
5.25%, 11/25/27
(b)
.................. 72 73,008
2.12%, 07/16/31
(c)
.................. EUR 351 372,892
6.25%, 09/10/34
(c)
.................. 970 1,234,586
6.25%, 09/10/34
(b)
.................. 284 361,467
6.75%, 07/11/39
(b)
.................. 127 162,394
6.50%, 10/07/45
(b)
.................. 177 218,659
2,423,006
Security
Par (000)
Par (000) Value
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 5.00%, 01/18/53
(b)
.. USD 200 $ 174,250
Serbia — 0.0%
Republic of Serbia
6.50%, 09/26/33
(c)
.................. 200 215,126
6.00%, 06/12/34
(b)
.................. 200 207,198
422,324
South Africa — 0.4%
Republic of South Africa
10.50%, 12/21/26 .................. ZAR 6,566 418,710
10.50%, 12/21/27 .................. 6,566 431,851
7.10%, 11/19/36
(b)
.................. USD 200 212,195
8.50%, 01/31/37 ................... ZAR 55,792 3,478,868
5.00%, 10/12/46 ................... USD 279 212,001
5.75%, 09/30/49 ................... 252 207,120
7.95%, 11/19/54
(b)
.................. 222 232,726
5,193,471
Thailand — 0.1%
Kingdom of Thailand
2.80%, 06/17/34 ................... THB 20,070 683,559
2.41%, 03/17/35 ................... 24,560 811,175
1,494,734
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.50%, 01/28/36
(b)
USD 320 319,002
Ukraine — 0.0%
Ukraine Government Bond
(b)(l)
4.50%, 02/01/29 ................... 52 40,513
0.00%, 02/01/30 ................... 5 2,999
0.00%, 02/01/34 ................... 18 8,659
4.50%, 02/01/34 ................... 35 21,857
0.00%, 02/01/35 ................... 15 8,465
0.00%, 02/01/36 ................... 13 6,986
89,479
United Arab Emirates — 0.0%
United Arab Emirates Government Bond, 3.90%,
09/09/50
(c)
....................... 207 152,275
Uruguay — 0.1%
Oriental Republic of Uruguay
8.00%, 10/29/35 ................... UYU 12,300 332,237
5.25%, 09/10/60 ................... USD 249 230,201
562,438
Uzbekistan — 0.0%
Republic of Uzbekistan
(b)
5.38%, 05/29/27 ................... EUR 165 199,408
7.85%, 10/12/28 ................... USD 200 214,126
413,534
Total Foreign Government Obligations — 3.4%
(Cost: $47,476,320) ............................... 49,389,126
Shares
Shares
Investment Companies
(r)
BlackRock Floating Rate Income Portfolio, Class
K Shares ........................ 71,272 673,518
iShares Broad USD High Yield Corporate Bond
ETF
(f)
........................... 796,068 29,964,000
iShares Core Dividend Growth ETF
(s)
....... 302,592 21,735,183

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Investment Companies
(r)
(continued)
iShares Core MSCI Emerging Markets ETF ... 400,433 $ 29,055,418
Total Investment Companies — 5.6%
(Cost: $75,774,312) ............................... 81,428,119
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust
(a)
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.73% Floor and 2.00% Cap
+ 1.73%), 5.40%, 11/25/46 .......... USD 52 44,125
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.17%, 07/25/46 ................. 116 106,390
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.07%, 04/25/47 ................. 135 123,871
Banc of America Mortgage Trust, Series 2007-4,
Class 1A1, 6.25%, 12/28/37 ........... 22 16,009
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b)(l)
...... 1,191 1,186,170
1,476,565
Commercial Mortgage-Backed Securities — 3.2%
ARES Commercial Mortgage Trust
(a)(b)
Series 2024-IND, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.37%,
07/15/41 ...................... 80 80,150
Series 2026-GCP, Class A, (1-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 4.95%,
02/15/43 ...................... 1,000 1,001,355
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.12%,
10/15/34
(a)(b)
...................... 820 820,769
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 5.95%, 04/15/35
(a)(b)
...... 540 533,250
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 6.17%, 12/10/41 1,610 1,670,481
Series 2024-MAR, Class C, 7.77%, 12/10/41 470 493,718
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.03%,
08/15/39 ...................... 1,304 1,306,105
Series 2025-ASHF, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.53%,
02/15/42 ...................... 988 988,850
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(a)(b)
........... 100 86,401
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 5.57%, 07/15/41
(a)(b)
........... 170 170,744
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
7.50%, 10/15/35
(a)(b)
................. 946 11,787
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 5.05%,
06/15/41
(a)(b)
...................... 290 290,272
BPR Trust
(a)(b)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 4.85%,
09/15/38 ...................... 200 199,909
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 7.40%,
09/15/38 ...................... USD 325 $ 322,369
BX Commercial Mortgage Trust
(a)(b)
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 6.04%,
10/15/38 ...................... 714 713,777
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 5.44%,
12/09/40 ...................... 102 102,181
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
10/15/41 ...................... 556 557,020
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.37%,
08/15/41 ...................... 1,032 1,034,286
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
6.56%, 10/15/41 ................. 740 741,850
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
4.97%, 12/15/39 ................. 409 410,124
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
02/15/39 ...................... 257 257,103
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.22%, 06/15/37 ................. 69 69,274
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.15%, 11/15/41 . CAD 278 204,672
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
02/15/39 ...................... USD 548 547,883
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.07%,
03/15/41 ...................... 257 257,479
Series 2025-JDI, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.08%,
11/15/42 ...................... 957 959,247
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.12%, 04/15/40 ................. 806 807,516
BX Trust
(a)(b)
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
4.60%, 02/15/36 ................. 120 119,925
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
6.80%, 02/15/36 ................. 133 133,314
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
6.80%, 02/15/36 ................. 395 395,405
Series 2022-LBA6, Class A, (1-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 4.68%,
01/15/39 ...................... 410 410,000
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
06/15/41 ...................... 520 520,650
Series 2025-LIFE, Class A, 5.88%, 06/13/47 1,000 1,025,381
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(a)(b)
...................... 281 232,434
CFSP Mortgage Trust, Series 2024-AHP1, Class
A, 6.50%, 04/15/37 ................. 450 432,028
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term SOFR
at 4.44% Floor + 4.44%), 8.12%, 08/15/36
(a)(b)
480 480,000

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust, Series 2024-WCL1,
Class A, (1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 5.52%, 06/15/41
(a)(b)
...... USD 270 $ 269,916
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.32%, 08/15/41
(a)(b)
................. 400 400,000
DBC Mortgage Trust, Series 2025-DBC, Class
A, (1-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.03%, 11/15/42
(a)(b)
........... 660 661,237
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 5.56%,
08/15/34
(a)(b)
...................... 1,233 1,233,000
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.42%, 04/15/37
(a)(b)
........... 320 319,900
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.28%, 08/15/35
(a)(b)
................. 1,000 1,004,110
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a)(b)
...................... 580 592,244
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.13%,
12/15/39
(a)(b)
...................... 1,150 1,152,875
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
5.49%, 08/15/39
(a)(b)
................. 180 180,225
GGP, Series 2026-TY, Class A, 1.00%, 03/05/43
(a)
(b)
............................. 1,000 1,000,000
Grace Trust, Series 2020-GRCE, Class A, 2.35%,
12/10/40
(b)
....................... 500 448,765
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 5.37%, 05/15/41 .. 455 456,849
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.22%, 03/15/39 ................. 73 73,205
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 5.77%,
03/15/28 ...................... 520 522,600
Series 2023-SHIP, Class E, 7.43%, 09/10/38 1,400 1,405,082
Series 2025-800D, Class A, (1-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.33%,
11/25/41 ...................... 1,001 1,003,510
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
5.52%, 10/15/41
(a)(b)
................. 146 146,661
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.22%, 05/15/37
(a)(b)
. 100 100,187
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 4.95%, 10/15/36
(a)(b)
........... 280 277,200
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(a)(b)
........... 680 706,890
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.47%, 01/13/40
(a)(b)
...... 880 912,113
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.85%, 09/06/38 1,000 988,275
Series 2022-OPO, Class D, 3.45%, 01/05/39 250 200,000
Series 2024-OMNI, Class A, 5.80%, 10/05/39 290 295,483
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.30%, 06/15/39
(a)(b)
. 605 606,512
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.22%, 12/15/39
(a)(b)
. USD 1,185 $ 1,184,507
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.06%, 08/17/42
(a)(b)
...... 940 941,871
MAC Trust, Series 2025-801B, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.38%, 10/15/40
(a)(b)
................. 1,000 1,003,736
MAIN Trust, Series 2026-OLAS, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.45%, 01/15/41
(a)(b)
................. 1,000 1,000,000
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 7.75%, 07/15/38
(a)(b)
. 138 137,436
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 4.86%, 07/15/51 . 160 152,285
Series 2018-MP, Class E, 4.28%, 07/11/40
(b)
238 180,894
NCMF Trust, Series 2025-MFS, Class E, 7.53%,
06/10/33
(a)(b)
...................... 1,000 1,015,991
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.07%, 10/15/40
(a)(b)
. 1,000 1,003,125
NYC Commercial Mortgage Trust
(a)(b)
Series 2025-11X, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.42%,
10/15/40 ...................... 1,000 1,007,759
Series 2026-1PARK, Class A, (1-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
4.95%, 02/15/43 ................. 1,000 1,000,000
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
5.67%, 08/15/29
(a)(b)
................. 309 310,583
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.17%, 12/15/39
(a)(b)
................. 910 912,275
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
5.57%, 06/15/39
(a)(b)
................. 300 300,094
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class G, (1-mo. CME Term SOFR at
4.35% Floor + 4.46%), 8.15%, 07/15/38
(a)(b)
. 100 18,647
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.42%, 04/15/41
(a)(b)
........... 190 190,000
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
5.63%, 10/15/41
(a)(b)
................. 400 401,750
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 4.92%, 12/15/39
(a)(b)
. 1,150 1,152,875
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
....................... 260 262,930
Wells Fargo Commercial Mortgage Trust, Series
2016-NXS5, Class B, 4.84%, 01/15/59
(a)
... 250 242,127
45,763,433
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.14%,
10/15/48
(a)(b)
...................... 2,898 109
Total Non-Agency Mortgage-Backed Securities — 3.3%
(Cost: $47,863,130) ............................... 47,240,107

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 1.0%
Banks — 0.3%
(a)(k)
AIB Group plc, (5-Year EURIBOR ICE Swap Rate
+ 3.71%), 6.00%
(c)
.................. EUR 200 $ 245,435
Bank of America Corp.
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% .... USD 557 578,732
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% .... 130 132,321
Barclays plc
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% .... 200 194,562
(5-Year EURIBOR ICE Swap Rate + 3.56%),
6.13%
(c)
....................... EUR 200 240,981
BPER Banca SpA, (5-Year EURIBOR ICE Swap
Rate + 3.57%), 5.88%
(c)
.............. 200 240,432
CaixaBank SA, (5-Year EURIBOR ICE Swap
Rate + 3.35%), 5.88%
(c)
.............. 200 241,821
Citigroup, Inc.
Series CC, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ USD 423 437,796
Series EE, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 77 78,521
Series GG, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ........................ 157 160,384
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 6.63% .... 80 81,462
First Abu Dhabi Bank PJSC, (6-Year USD
Constant Maturity + 2.09%), 5.88%
(c)
...... 200 201,850
PNC Financial Services Group, Inc. (The), Series
W, (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25% ... 29 29,952
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.77%), 6.85% .................... 44 46,017
2,910,266
Broadline Retail — 0.0%
Rakuten Group, Inc., (5-Year EUR Swap Annual
+ 4.74%), 4.25%
(a)(c)(k)
................ EUR 245 285,360
Capital Markets — 0.2%
(a)
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55 .............. USD 100 99,332
Deutsche Bank AG
(k)
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(c)
....................... EUR 200 261,063
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38%
(c)
....................... 200 258,525
(5-Year EURIBOR ICE Swap Rate + 4.04%),
6.75%
(c)
....................... 200 246,849
Goldman Sachs Group, Inc. (The)
(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85% .... USD 141 146,946
Series Y, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ........................ 261 265,925
UBS Group AG
(b)(k)
(USISSO05 + 3.12%), 6.60% ........... 200 202,039
Series .14a, (USISSO05 + 3.24%), 6.63% .. 200 201,120
(USISSO05 + 3.18%), 7.13% ........... 200 204,933
1,886,732
Security
Par (000)
Par (000) Value
Construction Materials — 0.0%
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a)(b)(k)
................. USD 200 $ 209,700
Consumer Finance — 0.0%
(c)
Volkswagen International Finance NV
(a)(k)
(5-Year EURIBOR ICE Swap Rate + 3.17%),
5.49%
(c)
....................... EUR 100 124,242
(EUAMDB08 + 3.49%), 5.99%
(c)
......... 100 125,499
249,741
Diversified REITs — 0.0%
Unibail-Rodamco-Westfield SE, (5-Year
EURIBOR ICE Swap Rate + 2.43%), 4.75%
(a)
(c)(k)
............................ 200 242,305
Diversified Telecommunication Services — 0.0%
(c)
Telefonica Emisiones SA
(a)(k)
(5-Year EURIBOR ICE Swap Rate + 1.84%),
4.38%
(c)
....................... 100 118,710
(EUAMDB08 + 2.13%), 4.88%
(c)
......... 100 118,151
236,861
Electric Utilities — 0.1%
(a)
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54 .............. USD 28 29,295
Electricite de France SA
(k)
(5-Year EURIBOR ICE Swap Rate + 2.07%),
4.38%
(c)
....................... EUR 300 355,839
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.78%), 7.38%
(c)
......... GBP 200 286,744
NextEra Energy Capital Holdings, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.46%),
6.75%, 06/15/54 ................. USD 15 15,938
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
6.38%, 08/15/55 ................. 71 73,329
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)(k)
................. 225 247,779
1,008,924
Electrical Equipment — 0.0%
Prysmian SpA, (5-Year EURIBOR ICE Swap
Rate + 3.01%), 5.25%
(a)(c)(k)
............ EUR 200 248,806
Financial Services — 0.0%
(a)
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54 ...... USD 74 73,988
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54 .............. 40 40,866
114,854
Gas Utilities — 0.0%
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a)(b)
................. 42 43,682
Ground Transportation — 0.0%
La Poste SA, (5-Year EURIBOR ICE Swap Rate
+ 2.68%), 5.00%
(a)(c)(k)
................ EUR 200 246,874

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 0.0%
(a)
AES Andes SA, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.84%),
8.15%, 06/10/55
(b)
.................. USD 215 $ 228,008
AES Corp. (The)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.20%),
7.60%, 01/15/55 ................. 74 75,031
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.89%),
6.95%, 07/15/55 ................. 67 65,498
Orsted A/S, (5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13%, 03/14/3024
(c)
........... EUR 100 121,943
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b)(k)
........................ USD 222 225,358
715,838
Insurance — 0.0%
(a)(c)(k)
Ageas SA/NV, (5-Year EURIBOR ICE Swap Rate
+ 3.04%), 5.88% ................... EUR 200 241,381
BNP Paribas Cardif SA, (5-Year EURIBOR ICE
Swap Rate + 3.37%), 6.00% ........... 300 360,524
NN Group NV, (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75% ................... 200 243,066
844,971
Multi-Utilities — 0.0%
(a)
CenterPoint Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85%, 02/15/55 ...... USD 19 20,152
Veolia Environnement SA, (5-Year EURIBOR ICE
Swap Rate + 1.84%), 4.32%
(c)(k)
......... EUR 100 119,263
139,415
Oil, Gas & Consumable Fuels — 0.1%
(a)
Enbridge, Inc., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.12%),
7.38%, 03/15/55 ................... USD 39 41,424
Energy Transfer LP
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.02%),
8.00%, 05/15/54 ................. 95 101,516
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13%, 10/01/54 ................. 309 319,305
Sunoco LP, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(b)(k)
........................ 574 591,237
Thaioil Treasury Center Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.38%), 6.10%
(b)(k)
........... 200 200,860
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(c)
........ EUR 141 183,833
Venture Global LNG, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.44%), 9.00%
(b)(k)
.................. USD 326 286,790
Wintershall Dea Finance 2 BV, (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(c)(k)
...... EUR 152 187,124
1,912,089
Passenger Airlines — 0.0%
Air France-KLM
(5-Year EURIBOR ICE Swap Rate + 3.58%),
5.75%
(a)(c)(k)
..................... 300 364,436
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a)(c)
.. 200 244,618
609,054
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.1%
(c)
Bayer AG
(a)
(5-Year EUR Swap Annual + 3.75%),
4.50%, 03/25/82
(c)
................ EUR 200 $ 240,068
(5-Year EUR Swap Annual + 4.46%),
5.38%, 03/25/82
(c)
................ 400 494,108
(5-Year EUR Swap Annual + 3.90%),
7.00%, 09/25/83
(c)
................ 100 132,849
867,025
Real Estate Management & Development — 0.1%
(a)(k)
Aroundtown Finance SARL
(5-Year EURIBOR ICE Swap Rate + 3.43%),
5.25%
(c)
....................... 494 578,858
(5-Year EURIBOR ICE Swap Rate + 3.04%),
5.13%
(c)
....................... 100 115,632
Grand City Properties SA, (5-Year EUR Swap
Annual + 2.18%), 1.50%
(c)
............. 300 353,588
Heimstaden Bostad AB, (5-Year EURIBOR ICE
Swap Rate + 2.53%), 5.00%
(c)
.......... 200 236,965
Vivion Investments SARL, (5-Year EURIBOR ICE
Swap Rate + 6.16%), 8.13%
(c)
.......... 100 111,586
1,396,629
Wireless Telecommunication Services — 0.1%
(a)(c)
Telefonica Europe BV, (EUAMDB08 + 3.12%),
5.75%
(k)
......................... 100 126,471
Vodafone Group plc, Series 60NC10, (5-Year
EUR Swap Annual + 3.48%), 3.00%, 08/27/80 500 574,114
700,585
Total Capital Trusts — 1.0%
(Cost: $14,050,022) ............................... 14,869,711
Shares
Shares
Preferred Stocks — 0.1%
Automobiles — 0.0%
Porsche Automobil Holding SE (Preference) ... 3,210 137,341
Household Products — 0.1%
Henkel AG & Co. KGaA (Preference) ........ 4,463 392,084
IT Services — 0.0%
(e)
Veritas Newco
(g)
...................... 244 5,235
Veritas Newco, Series G-1 ............... 168 3,953
9,188
Life Sciences Tools & Services — 0.0%
Sartorius AG (Preference) ............... 85 23,757
Machinery — 0.0%
Sirva-Bgrs Holdings, Inc., 15.25%
(g)
........ 17 3,017
Total Preferred Stocks — 0.1%
(Cost: $532,749) ................................. 565,387
Total Preferred Securities — 1.1%
(Cost: $14,582,771) ............................... 15,435,098
Rights
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA
(Expires 02/03/26)
(e)
................. 6,825 3,754
Total Rights — 0.0%
(Cost: $3,589) .................................. 3,754

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class CFX,
3.79%, 04/25/28
(a)(b)
................. USD 334 $ 314,062
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $329,746) ................................. 314,062
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 04/26/27, Strike Price USD 10.00)
(e)(g)
501 —
Total Warrants — 0.0%
(Cost: $—) ..................................... —
Total Long-Term Investments — 98.6%
(Cost: $1,390,216,509) ............................ 1,428,980,001
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.4%
Brazil — 0.3%
Letras do Tesouro Nacional Treasury Bills,
14.12%, 04/01/26
(q)
................. BRL 24 4,458,359
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills, 26.20%,
05/05/26
(q)
....................... EGP 55,600 1,114,044
Security
Par (000)
Par (000) Value
Nigeria — 0.0%
Federal Republic of Nigeria Treasury Bills
(q)
17.09%, 03/05/26 .................. NGN 336,755 $ 238,626
16.63%, 03/19/26 .................. 293,265 206,408
16.80%, 03/26/26 .................. 48,877 34,311
479,345
Total Foreign Government Obligations — 0.4%
(Cost: $5,982,576) ............................... 6,051,748
Shares
Shares
Money Market Funds — 7.2%
(r)(t)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.82%
(u)
................... 14,020,772 14,027,783
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 3.57% ..................... 90,438,690 90,438,690
Total Money Market Funds — 7.2%
(Cost: $104,466,473) .............................. 104,466,473
Total Short-Term Securities — 7.6%
(Cost: $110,449,049) .............................. 110,518,221
Total Options Purchased — 0.0%
( Cost: $169,590 ) ................................. 124,863
Total Investments Before Options Written — 106.2%
(Cost: $1,500,835,148 ) ............................ 1,539,623,085
Total Options Written — (0.0)%
(Premium Received — $(75,449)) ..................... (63,197)
Total Investments Net of Options Written — 106.2%
(Cost: $1,500,759,699 ) ............................ 1,539,559,888
Liabilities in Excess of Other Assets — (6.2)% ............. (89,244,242)
Net Assets — 100.0% ...............................
$ 1,450,315,646
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
All or a portion of this security is on loan.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $76,832, representing less than 0.05% of its net assets as of period end, and an original cost of $1,570.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Rounds to less than 1,000.
(p)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)
Rates are discount rates or a range of discount rates as of period end.
(r)
Affiliate of the Fund.
(s)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(t)
Annualized 7-day yield as of period end.
(u)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 26,777,943 $ — $ (12,749,243)
(a)
$ (917) $ — $ 14,027,783 14,020,772 $ 6,805
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 106,248,961 — (15,810,271)
(a)
— — 90,438,690 90,438,690 1,957,727 —
BlackRock Allocation Target
Shares- High Income
Taxable Series, Class A
(c)
. — — — — — — — 1,997 —
BlackRock Floating Rate
Income Portfolio, Class K
Shares .............. 662,179 23,270 — — (11,931) 673,518 71,272 23,271 —
iShares Broad USD High Yield
Corporate Bond ETF .... 66,100,584 — (36,252,184) 1,339,390 (1,223,790) 29,964,000 796,068 1,426,889 —
iShares Core Dividend Growth
ETF ................ 79,521,227 23,806,351 (84,768,718) 2,421,105 755,218 21,735,183 302,592 95,219 —
iShares Core MSCI Emerging
Markets ETF .......... — 26,917,137 — — 2,138,281 29,055,418 400,433 456,068 —
iShares International Dividend
Growth ETF
(c)
......... 5,885,168 — (6,155,628) 953,719 (683,259) — — 33,525 —
$ 4,713,297 $ 974,519 $ 185,894,592 $ 4,001,501 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 587 03/06/26 $ 89,181 $ (242,125)
JPY Currency ............................................................ 28 03/16/26 2,273 15,254
MSCI EAFE Index ......................................................... 1 03/20/26 152 5,563
S&P 500 E-Mini Index ....................................................... 416 03/20/26 144,888 55,431
U.S. Treasury Ultra Bond ..................................................... 183 03/20/26 21,417 (511,598)
U.S. Treasury 5-Year Note .................................................... 209 03/31/26 22,761 (159,497)
3-mo. SOFR ............................................................. 18 09/15/26 4,345 (3,176)
(840,148)
Short Contracts
U.S. Treasury 10-Year Note ................................................... 1,508 03/20/26 168,543 2,044,676
U.S. Treasury 10-Year Ultra Note ............................................... 14 03/20/26 1,597 12,683
U.S. Treasury Long Bond ..................................................... 8 03/20/26 919 12,238
2,069,597
$ 1,229,449
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 18,969,012 USD 3,384,000 Barclays Bank plc 02/03/26 $ 220,392
USD 2,761,000 BRL 14,351,678 Citibank NA 02/03/26 33,970
COP 3,078,387,000 USD 830,000 Citibank NA 02/12/26 1,269
EUR 270,000 USD 316,765 Morgan Stanley & Co. International plc 02/17/26 3,481
USD 164,876 GBP 120,000 UBS AG 02/17/26 677
CLP 1,379,795,640 USD 1,537,000 Goldman Sachs International 02/25/26 41,696
COP 3,145,708,800 USD 832,000 Morgan Stanley & Co. International plc 02/25/26 15,514
CZK 60,405,059 USD 2,904,000 HSBC Bank plc 02/25/26 38,416
EUR 806,500 USD 943,460 UBS AG 02/25/26 13,458
HUF 337,666,076 USD 1,016,000 HSBC Bank plc 02/25/26 31,697
IDR 34,928,060,000 USD 2,075,000 Citibank NA 02/25/26 6,782
JPY 64,807,645 USD 415,000 Citibank NA 02/25/26 4,504
KRW 1,807,397,760 USD 1,246,000 Barclays Bank plc 02/25/26 709
MXN 70,996,615 USD 3,944,000 Bank of America NA 02/25/26 110,942
MXN 14,994,631 USD 830,000 HSBC Bank plc 02/25/26 26,412
MYR 15,133,224 USD 3,735,000 Barclays Bank plc 02/25/26 106,705
PHP 24,662,560 USD 416,000 HSBC Bank plc 02/25/26 2,305
PLN 14,535,312 USD 4,028,000 HSBC Bank plc 02/25/26 62,697
USD 832,023 EUR 697,000 Citibank NA 02/25/26 5,028
USD 208,000 MXN 3,624,962 Barclays Bank plc 02/25/26 962
USD 415,000 MXN 7,179,500 Morgan Stanley & Co. International plc 02/25/26 4,946
USD 415,000 SGD 525,403 JPMorgan Chase Bank NA 02/25/26 1,380
ZAR 54,991,394 USD 3,342,000 Natwest Markets plc 02/25/26 57,005
CNY 6,608,836 USD 949,369 HSBC Bank plc 02/26/26 1,230
CZK 5,698,400 USD 274,611 Morgan Stanley & Co. International plc 02/26/26 2,969
IDR 29,317,764,720 USD 1,726,947 Societe Generale SA 02/26/26 20,422
MXN 3,279,682 USD 181,491 Morgan Stanley & Co. International plc 02/26/26 5,811
USD 654,855 EUR 548,875 Barclays Bank plc 02/26/26 3,583
USD 2,997,337 IDR 50,072,913,256 Morgan Stanley & Co. International plc 02/26/26 12,941
USD 165,690 MXN 2,870,742 Standard Chartered Bank 02/26/26 1,743
USD 804,046 PEN 2,705,800 Citibank NA 02/26/26 1,376
USD 247,559 ZAR 3,937,289 HSBC Bank plc 02/26/26 4,212
ZAR 6,566,333 USD 392,456 Morgan Stanley & Co. International plc 02/26/26 13,380
USD 240,450 BRL 1,267,421 Citibank NA 03/03/26 1,048
AUD 350,000 USD 235,190 Natwest Markets plc 04/16/26 8,473
CAD 328,000 USD 238,838 Natwest Markets plc 04/16/26 2,776

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CHF 26,000 USD 33,196 Natwest Markets plc 04/16/26 $ 704
EUR 55,000 USD 64,283 Natwest Markets plc 04/16/26 1,138
EUR 29,000 USD 33,993 Standard Chartered Bank 04/16/26 500
GBP 47,000 USD 63,434 Natwest Markets plc 04/16/26 872
GBP 7,000 USD 9,410 Standard Chartered Bank 04/16/26 166
JPY 12,931,000 USD 82,299 Natwest Markets plc 04/16/26 1,775
KRW 99,679,000 USD 68,139 Standard Chartered Bank 04/16/26 742
USD 28,729 EUR 24,000 Standard Chartered Bank 04/16/26 182
USD 17,930 GBP 13,000 Standard Chartered Bank 04/16/26 143
USD 12,724 HKD 99,000 Natwest Markets plc 04/16/26 22
USD 36,242 HKD 282,000 Standard Chartered Bank 04/16/26 60
COP 2,041,236,879 USD 519,273 Citibank NA 05/11/26 21,142
COP 2,309,018,300 USD 593,425 JPMorgan Chase Bank NA 05/11/26 17,885
BRL 2,530,475 USD 455,187 JPMorgan Chase Bank NA 06/02/26 12,776
USD 782,519 COP 2,970,833,712 JPMorgan Chase Bank NA 07/07/26 6,612
MXN 38,180,000 USD 2,027,552 Morgan Stanley & Co. International plc 08/18/26 116,010
1,051,640
USD 415,000 BRL 2,204,314 Citibank NA 02/03/26 (3,852)
USD 208,000 BRL 1,131,728 Morgan Stanley & Co. International plc 02/03/26 (7,045)
USD 376,866 CHF 300,000 UBS AG 02/17/26 (11,764)
USD 58,399,796 EUR 50,030,000 Barclays Bank plc 02/17/26 (940,628)
USD 128,107 EUR 110,000 Morgan Stanley & Co. International plc 02/17/26 (2,365)
USD 26,948 GBP 20,000 Citibank NA 02/17/26 (419)
USD 6,853,387 GBP 5,090,000 Nomura International plc 02/17/26 (111,396)
CNY 8,655,043 USD 1,245,000 Goldman Sachs International 02/25/26 (140)
COP 1,152,566,000 USD 311,000 Citibank NA 02/25/26 (477)
HUF 132,306,150 USD 415,000 Deutsche Bank AG 02/25/26 (4,486)
INR 374,565,485 USD 4,151,000 JPMorgan Chase Bank NA 02/25/26 (71,855)
KRW 298,625,600 USD 208,000 Societe Generale SA 02/25/26 (2,014)
PEN 177,004 USD 53,000 Citibank NA 02/25/26 (491)
PEN 178,419 USD 53,000 Goldman Sachs International 02/25/26 (71)
THB 68,619,100 USD 2,200,000 HSBC Bank plc 02/25/26 (16,086)
USD 415,000 MYR 1,636,137 Barclays Bank plc 02/25/26 (348)
USD 416,000 PHP 24,568,960 JPMorgan Chase Bank NA 02/25/26 (717)
USD 830,000 SGD 1,063,871 UBS AG 02/25/26 (7,524)
USD 415,000 ZAR 6,848,869 Morgan Stanley & Co. International plc 02/25/26 (8,327)
ZAR 3,355,622 USD 208,000 Citibank NA 02/25/26 (590)
CLP 1,102,297,040 USD 1,273,878 JPMorgan Chase Bank NA 02/26/26 (12,691)
MXN 4,000,000 USD 231,780 Morgan Stanley & Co. International plc 02/26/26 (3,341)
USD 2,332,416 CLP 2,149,227,580 Barclays Bank plc 02/26/26 (126,611)
USD 939,506 CNY 6,608,836 Goldman Sachs International 02/26/26 (11,093)
USD 2,427,274 CZK 50,456,625 Goldman Sachs International 02/26/26 (30,565)
USD 639,699 EUR 542,474 Morgan Stanley & Co. International plc 02/26/26 (3,978)
USD 1,043,398 HUF 345,039,255 Goldman Sachs International 02/26/26 (27,104)
USD 4,576,426 MXN 83,912,688 HSBC Bank plc 02/26/26 (215,811)
USD 394,709 MYR 1,618,700 Barclays Bank plc 02/26/26 (16,222)
USD 473,218 PEN 1,596,030 Barclays Bank plc 02/26/26 (240)
USD 3,085,633 PHP 183,237,200 Bank of America NA 02/26/26 (22,179)
USD 1,238,925 PHP 73,493,030 JPMorgan Chase Bank NA 02/26/26 (7,560)
USD 1,553,575 THB 49,262,320 Barclays Bank plc 02/26/26 (14,379)
USD 3,181,345 ZAR 54,343,721 Goldman Sachs International 02/26/26 (177,404)
USD 236,832 ZAR 3,905,957 JPMorgan Chase Bank NA 02/26/26 (4,578)
ZAR 4,000,000 USD 252,996 Bank of America NA 02/26/26 (5,773)
BRL 14,440,858 USD 2,761,000 Citibank NA 03/03/26 (33,275)
BRL 1,083,680 USD 208,000 Goldman Sachs International 03/03/26 (3,304)
USD 702,585 BRL 3,963,420 Barclays Bank plc 03/03/26 (46,064)
USD 2,215,717 BRL 12,106,870 JPMorgan Chase Bank NA 03/03/26 (71,143)
USD 191,671 CAD 263,000 Natwest Markets plc 03/18/26 (1,817)
USD 154,049 EUR 130,358 Natwest Markets plc 03/18/26 (786)
USD 2,142,909 MXN 38,180,000 Morgan Stanley & Co. International plc 03/23/26 (32,114)
USD 1,066,588 BRL 5,947,432 Deutsche Bank AG 04/02/26 (48,052)
USD 3,109,740 BRL 17,098,904 JPMorgan Chase Bank NA 04/02/26 (94,853)

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 22,000 USD 16,310 Natwest Markets plc 04/16/26 $ (104)
CHF 31,000 USD 40,573 Standard Chartered Bank 04/16/26 (154)
EUR 4,000 USD 4,766 Natwest Markets plc 04/16/26 (8)
GBP 16,000 USD 22,027 Natwest Markets plc 04/16/26 (136)
HKD 714,000 USD 91,800 Natwest Markets plc 04/16/26 (190)
JPY 2,292,000 USD 15,059 Natwest Markets plc 04/16/26 (157)
KRW 86,026,000 USD 60,114 Standard Chartered Bank 04/16/26 (667)
USD 14,994 AUD 22,000 Natwest Markets plc 04/16/26 (322)
USD 98,826 AUD 144,000 Standard Chartered Bank 04/16/26 (1,424)
USD 48,435 CAD 67,000 Natwest Markets plc 04/16/26 (919)
USD 31,173 CAD 43,000 Standard Chartered Bank 04/16/26 (502)
USD 121,775 CHF 96,000 Natwest Markets plc 04/16/26 (3,394)
USD 111,868 DKK 713,000 Natwest Markets plc 04/16/26 (1,778)
USD 119,240 EUR 101,491 Deutsche Bank AG 04/16/26 (1,480)
USD 1,697,034 EUR 1,447,968 JPMorgan Chase Bank NA 04/16/26 (25,271)
USD 2,319,500 EUR 1,979,068 Morgan Stanley & Co. International plc 04/16/26 (34,533)
USD 196,409 EUR 167,000 Natwest Markets plc 04/16/26 (2,232)
USD 22,370 EUR 19,000 Standard Chartered Bank 04/16/26 (229)
USD 5,390 GBP 4,000 Natwest Markets plc 04/16/26 (83)
USD 69,220 KRW 101,271,000 Natwest Markets plc 04/16/26 (761)
USD 61,907 NZD 107,000 Natwest Markets plc 04/16/26 (2,693)
USD 120,614 SGD 154,000 Natwest Markets plc 04/16/26 (1,056)
PEN 2,775,438 USD 830,000 Citibank NA 05/04/26 (7,843)
USD 2,699,730 COP 10,367,227,161 JPMorgan Chase Bank NA 05/11/26 (44,983)
USD 460,511 BRL 2,567,716 JPMorgan Chase Bank NA 06/02/26 (14,339)
USD 147,887 COP 572,249,239 JPMorgan Chase Bank NA 07/07/26 (1,570)
USD 1,568,217 PLN 5,763,988 Goldman Sachs International 08/06/26 (54,221)
USD 517,241 PLN 1,920,820 HSBC Bank plc 08/06/26 (23,428)
USD 1,221,343 ZAR 21,194,249 Citibank NA 08/17/26 (72,125)
(2,498,134)
$ (1,446,494)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EUR Currency ................ One-Touch Bank of America NA 02/05/26 CZK 23.85 CZK 23.85 EUR 71 $ 25
USD Currency ................ One-Touch Bank of America NA 02/05/26 CZK 20.00 CZK 20.00 USD 50 908
USD Currency ................ One-Touch Bank of America NA 02/27/26 INR 88.15 INR 88.15 USD 124 845
EUR Currency ................ One-Touch Barclays Bank plc 07/21/26 HUF 375.00 HUF 375.00 EUR 71 8,679
$ 10,457
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 30-Year Bond .................... 9 02/20/26 USD 116.00 USD 900 $ 5,625
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Barclays Bank plc 02/06/26 BRL 5.55 USD 830 $ 171

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

OTC Currency Options Purchased (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EUR Currency ........................... HSBC Bank plc 02/10/26 USD 1.18 EUR 1,069 $ 14,156
EUR Currency ........................... JPMorgan Chase Bank NA 02/10/26 USD 1.19 EUR 802 5,553
EUR Currency ........................... Citibank NA 02/25/26 USD 1.20 EUR 694 3,149
USD Currency ........................... JPMorgan Chase Bank NA 03/12/26 THB 32.00 USD 830 4,314
USD Currency ........................... Standard Chartered Bank 03/12/26 THB 32.70 USD 1,660 2,778
USD Currency ........................... HSBC Bank plc 03/19/26 THB 31.30 USD 415 6,107
USD Currency ........................... HSBC Bank plc 04/13/26 CLP 910.00 USD 415 3,135
USD Currency ........................... UBS AG 04/27/26 BRL 5.45 USD 830 14,372
USD Currency ........................... UBS AG 05/27/26 COP 3,920.00 USD 830 18,809
72,544
Put
GBP Currency ........................... Citibank NA 02/25/26 USD 1.36 GBP 912 4,794
GBP Currency ........................... Societe Generale SA 02/26/26 USD 1.37 GBP 904 8,224
USD Currency ........................... Bank of America NA 03/25/26 TRY 45.25 USD 208 3,052
USD Currency ........................... Goldman Sachs International 03/25/26 TRY 45.25 USD 208 3,052
USD Currency ........................... HSBC Bank plc 01/08/27 INR 92.40 USD 1,660 17,115
36,237
$ 108,781
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Barclays Bank plc 02/05/26 CNH 6.98 USD 623 $ (295)
USD Currency ............................. Barclays Bank plc 02/06/26 BRL 5.75 USD 1,245 (39)
EUR Currency ............................. HSBC Bank plc 02/10/26 USD 1.19 EUR 1,604 (11,105)
EUR Currency ............................. Citibank NA 02/25/26 USD 1.22 EUR 1,387 (2,169)
EUR Currency ............................. HSBC Bank plc 03/05/26 BRL 6.45 EUR 354 (2,662)
USD Currency ............................. JPMorgan Chase Bank NA 03/12/26 THB 32.70 USD 1,660 (2,778)
USD Currency ............................. JPMorgan Chase Bank NA 03/18/26 MXN 18.00 USD 415 (2,229)
USD Currency ............................. HSBC Bank plc 03/19/26 THB 31.90 USD 623 (4,173)
USD Currency ............................. Bank of America NA 03/25/26 TRY 47.50 USD 208 (1,965)
USD Currency ............................. Goldman Sachs International 03/25/26 TRY 47.50 USD 208 (1,965)
USD Currency ............................. UBS AG 04/27/26 BRL 5.70 USD 1,245 (9,476)
USD Currency ............................. UBS AG 05/27/26 COP 4,200.00 USD 1,245 (11,413)
–
(50,269)
–
Put
USD Currency ............................. Barclays Bank plc 02/05/26 CNH 6.98 USD 623 (1,799)
USD Currency ............................. Bank of America NA 02/18/26 CLP 880.00 USD 208 (3,018)
USD Currency ............................. JPMorgan Chase Bank NA 03/18/26 MXN 17.50 USD 415 (4,664)
USD Currency ............................. HSBC Bank plc 04/13/26 CLP 850.00 USD 415 (3,447)
–
(12,928)
–
$ (63,197)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.72% Annual 6-mo. PRIBOR Semi-Annual N/A 12/17/27 CZK 19,836 $ (6,561) $ — $ (6,561)
3.71% Annual 6-mo. PRIBOR Semi-Annual N/A 12/17/27 CZK 6,612 (2,108) — (2,108)

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-week
CNREPOFIX_
CFXS Quarterly 1.52% Quarterly N/A 12/17/28 CNY 3,030 $ (495) $ — $ (495)
1-week
CNREPOFIX_
CFXS Quarterly 1.53% Quarterly N/A 12/17/28 CNY 9,090 (876) — (876)
3-mo. CD_KSDA Quarterly 2.79% Quarterly N/A 12/17/28 KRW 3,740,550 (31,367) — (31,367)
6-mo. PRIBOR Semi-Annual 3.88% Annual N/A 12/17/30 CZK 8,760 5,289 — 5,289
6-mo. PRIBOR Semi-Annual 3.95% Annual N/A 12/17/30 CZK 26,280 20,092 — 20,092
3.74% Annual 6-mo. WIBOR Semi-Annual 03/18/26
(a)
03/18/31 PLN 4,435 4,014 — 4,014
$ (12,012) $ — $ (12,012)
(a)
Forward swap.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Goldman Sachs
International 06/20/26 NR EUR 100 $ 1,529 $ (507) $ 2,036
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 60 3,214 2,727 487
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 58 3,107 2,386 721
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 56 3,000 2,338 662
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 12/20/28 B- EUR 46 3,833 3,862 (29)
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 102 8,499 8,904 (405)
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 257 44,663 27,211 17,452
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 143 24,852 21,243 3,609
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 45 8,791 6,962 1,829
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 45 8,764 5,508 3,256
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 330 49,348 31,092 18,256
ZF Europe Finance BV .. 5 .00 Quarterly Bank of America NA 12/20/30 BB- EUR 61 7,651 7,195 456
$ 167,251 $ 118,921 $ 48,330
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day IBR Quarterly 9.31% Quarterly
Goldman Sachs
International 12/17/27 COP 1,233,241 $ (9,684) $ — $ (9,684)
1-day IBR Quarterly 9.37% Quarterly
Goldman Sachs
International 12/17/27 COP 1,224,211 (9,255) — (9,255)
1-day IBR Quarterly 9.54% Quarterly
Morgan Stanley & Co.
International plc 12/17/27 COP 2,430,512 (16,358) — (16,358)
4.44% Semi-Annual 1-day CLICP Semi-Annual Bank of America NA 12/17/27 CLP 614,452 (994) — (994)
4.50% Semi-Annual 1-day CLICP Semi-Annual Citibank NA 12/17/27 CLP 1,621,074 (4,822) — (4,822)
4.59% Semi-Annual 1-day CLICP Semi-Annual HSBC Bank plc 12/17/27 CLP 540,358 (2,736) — (2,736)
9.36% Quarterly 1-day IBR Quarterly
Goldman Sachs
International 12/17/29 COP 684,677 9,233 — 9,233
9.42% Quarterly 1-day IBR Quarterly
Goldman Sachs
International 12/17/29 COP 682,670 8,848 — 8,848
9.54% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 12/17/29 COP 1,338,772 15,948 — 15,948
9.22% Quarterly 1-day IBR Quarterly Citibank NA 12/17/30 COP 847,000 14,207 — 14,207
9.33% Quarterly 1-day IBR Quarterly Citibank NA 12/17/30 COP 2,541,000 39,722 — 39,722
$ 44,109 $ — $ 44,109
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 5,000 $ 25,721 $ (27,423) $ 53,144
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .01%
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .75
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .68
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .64
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .73
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .44
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .69
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ — $ — $ 29,395 $ (41,407) $ —
OTC Swaps ..................................................... 119,428 (27,930) 189,866 (44,283) —
Options Written ................................................... N/A N/A 26,653 (14,401) (63,197)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 60,994 $ 15,254 $ 2,069,597 $ — $ 2,145,845
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 1,051,640 — — 1,051,640
Options purchased
Investments at value — unaffiliated
(b)
............ — — — 119,238 5,625 — 124,863
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 29,395 — 29,395
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 168,192 — — 141,102 — 309,294
$ — $ 168,192 $ 60,994 $ 1,186,132 $ 2,245,719 $ — $ 3,661,037
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 916,396 $ — $ 916,396
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 2,498,134 — — 2,498,134
Options written
Options written at value ..................... — — — 63,197 — — 63,197
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 41,407 — 41,407
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 941 — — 71,272 — 72,213
$ — $ 941 $ — $ 2,561,331 $ 1,029,075 $ — $ 3,591,347
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 6,321,076 $ (4,438,398) $ (1,052,603) $ — $ 830,075
Forward foreign currency exchange contracts .... — — — (518,270) — — (518,270)
Options purchased
(a)
..................... — — — (24,245) — — (24,245)
Options written ........................ — — — 12,951 — — 12,951
Swaps .............................. — 51,874 (23,367) — 40,118 — 68,625
$ — $ 51,874 $ 6,297,709 $ (4,967,962) $ (1,012,485) $ — $ 369,136
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 33,204 $ 2,028,390 $ 1,847,469 $ — $ 3,909,063
Forward foreign currency exchange contracts .... — — — (2,396,015) — — (2,396,015)
Options purchased
(b)
..................... — — — (45,746) 1,019 — (44,727)
Options written ........................ — — — 12,252 — — 12,252
Swaps .............................. — 10,438 — — (33,450) — (23,012)
$ — $ 10,438 $ 33,204 $ (401,119) $ 1,815,038 $ — $ 1,457,561
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 292,138,064
Average notional value of contracts — short ................................................................................. 156,667,188
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 97,922,664
Average amounts sold — in USD ........................................................................................ 28,811,590
Options
Average value of option contracts purchased ................................................................................ 62,432
Average value of option contracts written ................................................................................... 31,598
Credit default swaps
Average notional value — sell protection ................................................................................... 1,302,317
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 3,680,718
Average notional value — receives fixed rate ................................................................................ 4,029,420
Total return swaps
Average notional value ............................................................................................... 5,500,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 60,767 $ 866,447
Forward f oreign currency exchange contracts ................................................................. 1,051,640 2,498,134
Options
(a)
......................................................................................... 124,863 63,197
Swaps — centrally cleared .............................................................................. — 134,017
Swaps — OTC
(b)
..................................................................................... 309,294 72,213
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 1,546,564 $ 3,634,008
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(66,392) (1,000,464)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,480,172 $ 2,633,544
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA ............................... $ 123,423 $ (33,929) $ — $ — $ 89,494
Barclays Bank plc ................................ 341,201 (341,201) — — —
BNP Paribas SA ................................. 53,454 — — — 53,454
Citibank NA ..................................... 136,991 (126,063) — — 10,928
Deutsche Bank AG ................................ 8,764 (8,764) — — —
Goldman Sachs International ......................... 93,579 (93,579) — — —
HSBC Bank plc .................................. 207,482 (207,482) — — —
JPMorgan Chase Bank NA .......................... 113,093 (113,093) — — —
Morgan Stanley & Co. International plc .................. 247,144 (135,484) — (111,660) —
Natwest Markets plc ............................... 72,765 (16,436) — — 56,329
Societe Generale SA .............................. 28,646 (2,014) — — 26,632
Standard Chartered Bank ........................... 6,314 (2,976) — — 3,338
UBS AG ....................................... 47,316 (40,177) — — 7,139
$ 1,480,172 $ (1,121,198) $ — $ (111,660) $ 247,314

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA ............................... $ 33,929 $ (33,929) $ — $ — $ —
Barclays Bank plc ................................ 1,146,625 (341,201) — — 805,424
Citibank NA ..................................... 126,063 (126,063) — — —
Deutsche Bank AG ................................ 54,018 (8,764) — — 45,254
Goldman Sachs International ......................... 325,342 (93,579) — — 231,763
HSBC Bank plc .................................. 279,448 (207,482) — — 71,966
JPMorgan Chase Bank NA .......................... 359,636 (113,093) — (246,543) —
Morgan Stanley & Co. International plc .................. 135,484 (135,484) — — —
Natwest Markets plc ............................... 16,436 (16,436) — — —
Nomura International plc ............................ 111,396 — — — 111,396
Societe Generale SA .............................. 2,014 (2,014) — — —
Standard Chartered Bank ........................... 2,976 (2,976) — — —
UBS AG ....................................... 40,177 (40,177) — — —
$ 2,633,544 $ (1,121,198) $ — $ (246,543) $ 1,265,803
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 127,488,801 $ — $ 127,488,801
Common Stocks
Aerospace & Defense .................................... 5,383,890 6,580,909 — 11,964,799
Air Freight & Logistics .................................... 239,432 221,292 — 460,724
Automobile Components .................................. 465,788 1,521,314 — 1,987,102
Automobiles .......................................... — 3,873,474 — 3,873,474
Banks ............................................... 3,500,804 23,768,515 13 27,269,332
Beverages ........................................... 2,343,823 418,485 — 2,762,308
Biotechnology ......................................... 1,803,320 1,921,573 — 3,724,893
Broadline Retail ........................................ 1,192,766 681,709 — 1,874,475
Building Products ....................................... 1,291,235 1,611,585 — 2,902,820
Capital Markets ........................................ 2,985,793 3,533,650 — 6,519,443
Chemicals ............................................ 1,878,712 1,980,747 — 3,859,459
Commercial Services & Supplies ............................. 541,666 1,649,611 54,947 2,246,224
Communications Equipment ................................ 1,412,476 1,022,832 — 2,435,308
Construction & Engineering ................................ 791,341 4,332,719 — 5,124,060
Construction Materials .................................... — 187,070 — 187,070
Consumer Finance ...................................... 200,183 5,400 — 205,583
Consumer Staples Distribution & Retail ........................ 3,378,201 2,783,068 — 6,161,269
Containers & Packaging .................................. 225,062 108,082 — 333,144
Diversified REITs ....................................... 710,876 847,828 — 1,558,704
Diversified Telecommunication Services ........................ 2,502,896 3,366,528 — 5,869,424
Electric Utilities ........................................ 12,274,944 4,329,761 — 16,604,705
Electrical Equipment ..................................... 2,108,044 2,347,833 — 4,455,877
Electronic Equipment, Instruments & Components ................. 667,328 1,801,126 — 2,468,454
Energy Equipment & Services .............................. 270,561 44,448 — 315,009
Entertainment ......................................... 445,396 179,584 — 624,980

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Financial Services ...................................... $ 782,023 $ 972,022 $ 75,623 $ 1,829,668
Food Products ......................................... 962,348 3,203,320 — 4,165,668
Gas Utilities ........................................... 912,643 493,727 — 1,406,370
Ground Transportation ................................... 3,115,672 367,472 — 3,483,144
Health Care Equipment & Supplies ........................... 9,882,561 1,801,686 — 11,684,247
Health Care Providers & Services ............................ 12,179,282 344,642 — 12,523,924
Health Care REITs ...................................... 3,711,872 — — 3,711,872
Health Care Technology .................................. — 26,719 — 26,719
Hotel & Resort REITs .................................... — 281,640 — 281,640
Hotels, Restaurants & Leisure .............................. 1,422,767 1,198,578 24,435 2,645,780
Household Durables ..................................... 20,448 1,056,392 — 1,076,840
Household Products ..................................... 2,866,275 196,962 — 3,063,237
Independent Power and Renewable Electricity Producers ............ — 121,902 — 121,902
Industrial Conglomerates .................................. 120,813 2,259,712 — 2,380,525
Industrial REITs ........................................ 3,166,200 3,606,051 — 6,772,251
Insurance ............................................ 2,370,778 10,553,740 — 12,924,518
Interactive Media & Services ............................... 1,588,764 265,302 — 1,854,066
IT Services ........................................... 180,330 1,149,804 64,570 1,394,704
Leisure Products ....................................... 224,883 — — 224,883
Life Sciences Tools & Services .............................. 3,944,941 198,721 — 4,143,662
Machinery ............................................ 1,815,333 4,983,307 — 6,798,640
Marine Transportation .................................... — 418,312 — 418,312
Media ............................................... 33,232 1,421,739 76,832 1,531,803
Metals & Mining ........................................ 1,534,740 3,213,504 — 4,748,244
Multi-Utilities .......................................... 5,099,332 1,787,624 — 6,886,956
Municipal-Education ..................................... — — 29,710 29,710
Office REITs .......................................... 2,729,769 9,828 — 2,739,597
Oil, Gas & Consumable Fuels ............................... 7,870,997 6,108,970 6 13,979,973
Passenger Airlines ...................................... — 216,969 — 216,969
Personal Care Products .................................. — 832,265 — 832,265
Pharmaceuticals ....................................... 4,673,654 23,553,844 — 28,227,498
Professional Services .................................... 1,348,127 1,580,110 — 2,928,237
Real Estate Management & Development ....................... — 5,970,728 1 5,970,729
Residential REITs ....................................... 3,559,231 515,943 — 4,075,174
Retail REITs .......................................... 3,897,892 99,956 — 3,997,848
Semiconductors & Semiconductor Equipment .................... 950,079 7,544,301 — 8,494,380
Software ............................................. 2,521,610 1,808,613 — 4,330,223
Specialized REITs ...................................... 6,844,351 1,058,808 — 7,903,159
Specialty Retail ........................................ 136,622 2,414,624 — 2,551,246
Technology Hardware, Storage & Peripherals .................... 1,109,648 2,301,697 — 3,411,345
Textiles, Apparel & Luxury Goods ............................ — 1,539,067 — 1,539,067
Tobacco ............................................. 1,222,799 4,010,395 — 5,233,194
Trading Companies & Distributors ............................ 624,011 4,617,785 — 5,241,796
Transportation Infrastructure ............................... 391,954 2,053,866 7,122 2,452,942
Water Utilities ......................................... 113,118 714,707 — 827,825
Wireless Telecommunication Services ......................... 667,389 1,086,967 — 1,754,356
Corporate Bonds
Aerospace & Defense .................................... — 4,674,947 — 4,674,947
Air Freight & Logistics .................................... — 162,295 — 162,295
Automobile Components .................................. — 4,849,896 — 4,849,896
Automobiles .......................................... — 2,158,062 — 2,158,062
Banks ............................................... — 1,320,269 — 1,320,269
Biotechnology ......................................... — 976,222 — 976,222
Broadline Retail ........................................ — 1,177,759 — 1,177,759
Building Products ....................................... — 3,117,173 — 3,117,173
Capital Markets ........................................ — 1,218,515 — 1,218,515
Chemicals ............................................ — 8,286,126 — 8,286,126
Commercial Services & Supplies ............................. — 10,243,484 129,675 10,373,159
Construction & Engineering ................................ — 1,395,770 — 1,395,770
Consumer Finance ...................................... — 2,673,685 — 2,673,685
Consumer Staples Distribution & Retail ........................ — 2,778,777 — 2,778,777
Containers & Packaging .................................. — 4,421,319 272,931 4,694,250
Distributors ........................................... — 187,287 — 187,287
Diversified Consumer Services .............................. — 1,249,939 — 1,249,939
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Level 1 Level 2 Level 3 Total
Diversified REITs ....................................... $ — $ 385,746 $ — $ 385,746
Diversified Telecommunication Services ........................ — 10,655,032 — 10,655,032
Electric Utilities ........................................ — 4,775,375 — 4,775,375
Electrical Equipment ..................................... — 174,302 — 174,302
Electronic Equipment, Instruments & Components ................. — 587,954 — 587,954
Energy Equipment & Services .............................. — 3,038,119 — 3,038,119
Entertainment ......................................... — 977,756 — 977,756
Financial Services ...................................... — 7,976,847 — 7,976,847
Food Products ......................................... — 2,670,681 — 2,670,681
Gas Utilities ........................................... — 77,370 — 77,370
Ground Transportation ................................... — 4,472,540 — 4,472,540
Health Care Equipment & Supplies ........................... — 1,681,426 — 1,681,426
Health Care Providers & Services ............................ — 5,601,900 — 5,601,900
Health Care REITs ...................................... — 986,294 — 986,294
Health Care Technology .................................. — 142,336 — 142,336
Hotel & Resort REITs .................................... — 1,830,549 — 1,830,549
Hotels, Restaurants & Leisure .............................. — 11,566,743 — 11,566,743
Household Durables ..................................... — 1,571,115 — 1,571,115
Independent Power and Renewable Electricity Producers ............ — 601,061 — 601,061
Industrial REITs ........................................ — 219,570 — 219,570
Insurance ............................................ — 11,103,282 — 11,103,282
Interactive Media & Services ............................... — 531,825 — 531,825
IT Services ........................................... — 9,610,244 — 9,610,244
Machinery ............................................ — 2,093,871 — 2,093,871
Marine Transportation .................................... — 160,211 — 160,211
Media ............................................... — 11,072,093 — 11,072,093
Metals & Mining ........................................ — 6,626,251 — 6,626,251
Mortgage Real Estate Investment Trusts (REITs) .................. — 319,394 — 319,394
Office REITs .......................................... — 483,962 — 483,962
Oil, Gas & Consumable Fuels ............................... — 11,602,017 — 11,602,017
Paper & Forest Products .................................. — 922,710 — 922,710
Passenger Airlines ...................................... — 562,131 — 562,131
Personal Care Products .................................. — 701,680 — 701,680
Pharmaceuticals ....................................... — 4,037,646 — 4,037,646
Professional Services .................................... — 994,153 — 994,153
Real Estate Management & Development ....................... — 3,198,214 — 3,198,214
Retail REITs .......................................... — 70,104 — 70,104
Semiconductors & Semiconductor Equipment .................... — 644,191 — 644,191
Software ............................................. — 6,293,158 — 6,293,158
Specialized REITs ...................................... — 889,364 — 889,364
Specialty Retail ........................................ — 3,394,059 — 3,394,059
Technology Hardware, Storage & Peripherals .................... — 74,173 — 74,173
Textiles, Apparel & Luxury Goods ............................ — 1,589,330 — 1,589,330
Trading Companies & Distributors ............................ — 2,721,007 — 2,721,007
Transportation Infrastructure ............................... — — 5,988 5,988
Wireless Telecommunication Services ......................... — 5,826,473 — 5,826,473
Equity-Linked Notes ...................................... — 444,698,854 — 444,698,854
Fixed Rate Loan Interests ................................... — 542,115 — 542,115
Floating Rate Loan Interests
Aerospace & Defense .................................... — 5,376,914 — 5,376,914
Automobile Components .................................. — 3,044,705 — 3,044,705
Automobiles .......................................... — 484,661 — 484,661
Beverages ........................................... — 554,695 — 554,695
Biotechnology ......................................... — 739,700 198,000 937,700
Broadline Retail ........................................ — 843,106 — 843,106
Building Products ....................................... — 2,124,060 40,000 2,164,060
Capital Markets ........................................ — 5,713,116 — 5,713,116
Chemicals ............................................ — 5,245,956 193,663 5,439,619
Commercial Services & Supplies ............................. — 5,291,048 341,087 5,632,135
Communications Equipment ................................ — 285,615 — 285,615
Construction & Engineering ................................ — 1,076,159 321,327 1,397,486
Construction Materials .................................... — 2,796,838 — 2,796,838
Consumer Staples Distribution & Retail ........................ — 452,468 349,563 802,031
Containers & Packaging .................................. — 3,198,385 218,002 3,416,387
Fair Value Hierarchy as of Period End (continued)

2026
Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Diversified Consumer Services .............................. $ — $ 1,375,462 $ — $ 1,375,462
Diversified REITs ....................................... — — 273,546 273,546
Diversified Telecommunication Services ........................ — 3,206,586 — 3,206,586
Electric Utilities ........................................ — 1,193,660 — 1,193,660
Electronic Equipment, Instruments & Components ................. — 737,153 242,605 979,758
Energy Equipment & Services .............................. — 320,545 — 320,545
Entertainment ......................................... — 4,111,139 407,978 4,519,117
Financial Services ...................................... — 6,478,762 — 6,478,762
Food Products ......................................... — 2,467,554 — 2,467,554
Gas Utilities ........................................... — 139,190 — 139,190
Ground Transportation ................................... — 1,187,766 15,583 1,203,349
Health Care Equipment & Supplies ........................... — 2,318,645 — 2,318,645
Health Care Providers & Services ............................ — 4,045,400 65,218 4,110,618
Health Care Technology .................................. — 2,267,153 — 2,267,153
Hotels, Restaurants & Leisure .............................. — 9,179,691 293,566 9,473,257
Household Durables ..................................... — 680,462 — 680,462
Household Products ..................................... — 214,535 — 214,535
Independent Power and Renewable Electricity Producers ............ — 1,242,305 — 1,242,305
Industrial Conglomerates .................................. — 2,723,341 — 2,723,341
Insurance ............................................ — 7,539,762 — 7,539,762
Interactive Media & Services ............................... — 182,789 — 182,789
IT Services ........................................... — 7,218,397 137,917 7,356,314
Leisure Products ....................................... — 53,889 — 53,889
Life Sciences Tools & Services .............................. — 289,066 — 289,066
Machinery ............................................ — 8,183,960 224,433 8,408,393
Media ............................................... — 2,249,184 159,941 2,409,125
Multi-Utilities .......................................... — 856,141 — 856,141
Oil, Gas & Consumable Fuels ............................... — 2,265,275 — 2,265,275
Paper & Forest Products .................................. — 556,265 — 556,265
Passenger Airlines ...................................... — 2,199,146 — 2,199,146
Pharmaceuticals ....................................... — 1,578,212 — 1,578,212
Professional Services .................................... — 3,508,049 537,149 4,045,198
Real Estate Management & Development ....................... — 47,727 — 47,727
Semiconductors & Semiconductor Equipment .................... — 754,933 — 754,933
Software ............................................. — 14,835,834 283,196 15,119,030
Specialty Retail ........................................ — 1,566,610 — 1,566,610
Technology Hardware, Storage & Peripherals .................... — 848,542 — 848,542
Tobacco ............................................. — 15,990 — 15,990
Trading Companies & Distributors ............................ — 1,169,122 — 1,169,122
Transportation Infrastructure ............................... — 1,446,366 101,476 1,547,842
Wireless Telecommunication Services ......................... — 563,357 320,000 883,357
Foreign Agency Obligations ................................. — 3,230,198 — 3,230,198
Foreign Government Obligations .............................. — 49,389,126 — 49,389,126
Investment Companies .................................... 81,428,119 — — 81,428,119
Non-Agency Mortgage-Backed Securities ........................ — 47,240,107 — 47,240,107
Preferred Securities
Automobiles .......................................... — 137,341 — 137,341
Banks ............................................... — 2,910,266 — 2,910,266
Broadline Retail ........................................ — 285,360 — 285,360
Capital Markets ........................................ — 1,886,732 — 1,886,732
Construction Materials .................................... — 209,700 — 209,700
Consumer Finance ...................................... — 249,741 — 249,741
Diversified REITs ....................................... — 242,305 — 242,305
Diversified Telecommunication Services ........................ — 236,861 — 236,861
Electric Utilities ........................................ — 1,008,924 — 1,008,924
Electrical Equipment ..................................... — 248,806 — 248,806
Financial Services ...................................... — 114,854 — 114,854
Gas Utilities ........................................... — 43,682 — 43,682
Ground Transportation ................................... — 246,874 — 246,874
Household Products ..................................... — 392,084 — 392,084
Independent Power and Renewable Electricity Producers ............ — 715,838 — 715,838
Insurance ............................................ — 844,971 — 844,971
IT Services ........................................... — 3,953 5,235 9,188
Life Sciences Tools & Services .............................. — 23,757 — 23,757
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Dynamic High Income Portfolio
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Machinery ............................................ $ — $ — $ 3,017 $ 3,017
Multi-Utilities .......................................... — 139,415 — 139,415
Oil, Gas & Consumable Fuels ............................... — 1,912,089 — 1,912,089
Passenger Airlines ...................................... — 609,054 — 609,054
Pharmaceuticals ....................................... — 867,025 — 867,025
Real Estate Management & Development ....................... — 1,396,629 — 1,396,629
Wireless Telecommunication Services ......................... — 700,585 — 700,585
Rights ................................................ 3,754 — — 3,754
U.S. Government Sponsored Agency Securities .................... — 314,062 — 314,062
Warrants .............................................. — — — —
Short-Term Securities
Foreign Government Obligations .............................. — 6,051,748 — 6,051,748
Money Market Funds ...................................... 104,466,473 — — 104,466,473
Options Purchased
Foreign currency exchange contracts ........................... — 119,238 — 119,238
Interest rate contracts ...................................... 5,625 — — 5,625
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (754) — (754)
$ 327,114,996 $ 1,207,032,980 $ 5,474,355 $ 1,539,622,331
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 48,764 $ — $ 48,764
Equity contracts ........................................... 60,994 — — 60,994
Foreign currency exchange contracts ............................ 15,254 1,051,640 — 1,066,894
Interest rate contracts ....................................... 2,069,597 170,497 — 2,240,094
Liabilities
Credit contracts ........................................... — (434) — (434)
Foreign currency exchange contracts ............................ — (2,561,331) — (2,561,331)
Interest rate contracts ....................................... (916,396) (85,256) — (1,001,652)
$ 1,229,449 $ (1,376,120) $ — $ (146,671)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.87%, 04/15/38
(a)(b)
........... USD 6,000 $ 6,018,761
720 East CLO VIII Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.39%, 07/20/38
(a)(b)
........... 10,000 10,050,281
AB BSL CLO 2 Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 5.03%, 04/15/34
(a)(b)
........... 15,000 15,016,174
AB Carval Euro CLO II-C DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.75% Floor + 3.75%),
5.81%, 02/15/37
(a)(c)
................. EUR 490 591,116
ACRES Commercial Realty Issuer LLC, Series
2026-FL4, Class A, (1-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 0.00%, 08/18/44
(a)(b)
USD 2,000 2,000,831
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR2, (3-mo. CME Term SOFR at 1.90% Floor
+ 1.90%), 5.57%, 07/17/37
(a)(b)
.......... 1,000 1,004,428
AMSR Trust, Series 2021-SFR3, Class F, 3.23%,
10/17/38
(b)
....................... 11,000 10,831,359
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class C1R2, (3-mo. CME Term SOFR at
2.40% Floor + 2.40%), 6.07%, 07/22/37
(a)(b)
. 700 703,788
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class A1R2, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 5.08%, 07/20/38
(a)(b)
. 7,000 7,035,994
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR at
0.00% Floor + 1.41%), 5.08%, 04/15/34
(a)(b)
. 1,000 1,000,676
Anchorage Capital CLO 19 Ltd., Series 2021-
19A, Class A1R, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.02%, 10/15/38
(a)(b)
. 3,000 3,016,416
Anchorage Capital CLO 25 Ltd., Series 2022-
25A, Class C, (3-mo. CME Term SOFR at
2.35% Floor + 2.35%), 6.02%, 04/20/35
(a)(b)
. 5,000 5,004,755
Anchorage Capital CLO 31 Ltd., Series 2025-
31A, Class A1, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 5.06%, 10/20/38
(a)(b)
. 10,000 10,050,830
Anchorage Capital CLO 32 Ltd., Series 2025-
32A, Class A, (3-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.29%, 07/15/37
(a)(b)
. 8,000 8,021,255
Apidos CLO LIV, Series 2025-54A, Class A1,
(3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 4.97%, 10/20/38
(a)(b)
........... 2,000 2,010,568
Apidos CLO XL Ltd., Series 2022-40A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.02%, 07/15/37
(a)(b)
........... 10,000 10,044,790
Apidos Loan Fund Ltd.
(a)(b)
Series 2024-1A, Class A1R, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 4.92%,
10/25/38 ...................... 2,000 2,009,372
Series 2024-1A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.27%,
10/25/38 ...................... 1,809 1,820,924
Arcano Euro CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.37%, 07/25/39
(a)(c)
................. EUR 530 635,059
AREIT, Series 2025-CRE11, Class A, (1-mo.
CME Term SOFR at 1.55% Floor + 1.55%),
5.23%, 07/25/43
(a)(b)
................. USD 10,000 10,003,649
AREIT Ltd., Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.06%, 12/17/29
(a)(b)
................. 10,060 10,045,993
Ares Loan Funding V Ltd., Series 2024-ALF5A,
Class A1, (3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.17%, 07/27/37
(a)(b)
...... 3,000 3,008,961
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares LXXVII CLO Ltd., Series 2025-77A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 4.99%, 07/15/38
(a)(b)
........... USD 2,000 $ 2,010,790
Ares XLIII CLO Ltd., Series 2017-43A, Class
A1R2, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.02%, 01/15/38
(a)(b)
...... 4,000 4,018,870
Ares XXXIX CLO Ltd., Series 2016-39A, Class
AR3, (3-mo. CME Term SOFR at 1.42% Floor
+ 1.42%), 5.09%, 07/18/37
(a)(b)
.......... 4,000 4,013,730
Arini European CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
4.82%, 01/15/39
(a)(c)
................. EUR 770 923,740
Arini US CLO IV Ltd., Series 4A, Class A, (3-mo.
CME Term SOFR at 1.26% Floor + 1.26%),
4.93%, 01/15/39
(a)(b)
................. USD 8,000 8,000,000
Aurium CLO VII DAC, Series 7X, Class DR,
(3-mo. EURIBOR at 3.15% Floor + 3.15%),
5.28%, 10/15/38
(a)(c)
................. EUR 350 419,465
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
4.82%, 04/15/38
(a)(c)
................. 530 632,112
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.07%, 01/15/38
(a)(c)
................. 570 685,224
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class A1AR, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.05%, 07/20/37 ................. USD 5,000 5,018,818
Series 2020-14A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.37%, 07/20/37 ................. 1,000 1,006,601
Ballyrock CLO 22 Ltd.
(a)(b)
Series 2024-22A, Class A1A, (3-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.21%, 04/15/37 ................. 5,000 5,012,500
Series 2024-22A, Class B, (3-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.02%,
04/15/37 ...................... 1,000 1,005,245
Ballyrock CLO Ltd.
(a)(b)
Series 2019-2A, Class A1R3, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%),
4.91%, 10/25/38 ................. 4,500 4,517,100
Series 2020-2A, Class BR, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 5.88%,
10/20/31 ...................... 4,500 4,512,333
Battalion CLO XIX Ltd., Series 2021-19A, Class
C, (3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 5.93%, 04/15/34
(a)(b)
........... 3,000 3,003,259
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.03%, 01/25/35 ................. 207 216,253
Series 2006-HE7, Class 1A2, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
4.13%, 09/25/36 ................. 252 248,197
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.07%, 03/25/37 ................. 1,526 1,451,620
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.07%, 03/25/37 ................. 1,229 1,185,891
Series 2007-HE3, Class 2A, (1-mo. CME Term
SOFR at 0.28% Floor + 0.39%), 4.07%,
04/25/37 ...................... 3,004 2,950,033

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%), 5.09%,
04/25/34
(a)
....................... USD 912 $ 915,301
Benefit Street Partners CLO 43 Ltd., Series
2025-43A, Class A, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 5.07%, 10/20/38
(a)(b)
5,000 5,020,980
Benefit Street Partners CLO Ltd., Series 2015-
6BR, Class A1R, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 4.85%, 04/20/38
(a)(b)
. 3,000 3,008,077
Benefit Street Partners CLO XV Ltd., Series
2018-15A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.06%,
07/15/37
(a)(b)
...................... 2,200 2,208,446
Benefit Street Partners CLO XXIX Ltd., Series
2022-29A, Class AR, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 4.85%, 01/25/38
(a)(b)
20,250 20,294,550
Benefit Street Partners CLO XXXVIII Ltd., Series
2024-38A, Class A, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 4.98%, 01/25/38
(a)(b)
3,000 3,013,139
Birch Grove CLO 13 Ltd., Series 2025-13A,
Class A1, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.47%, 10/23/38
(a)(b)
...... 10,000 10,037,331
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%), 4.93%,
01/19/38 ...................... 2,500 2,508,007
Series 2021-3A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.27%,
01/19/38 ...................... 7,500 7,521,533
Series 2021-3A, Class CR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
01/19/38 ...................... 4,000 4,032,283
Birch Grove CLO 9 Ltd.
(a)(b)
Series 2024-9A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.07%,
10/22/37 ...................... 17,000 17,061,987
Series 2024-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
10/22/37 ...................... 2,000 2,007,466
Bridge Street CLO II Ltd.
(a)(b)
Series 2021-1A, Class A1A, (3-mo. CME Term
SOFR at 1.23% Floor + 1.49%), 5.16%,
07/20/34 ...................... 11,000 11,000,000
Series 2021-1A, Class A2, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 5.68%,
07/20/34 ...................... 5,000 5,000,000
Bridge Street CLO IV Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.27%, 04/20/37
(a)(b)
........... 1,000 1,002,499
Bridge Street CLO V Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 4.89%, 04/20/38
(a)(b)
........... 3,000 3,010,001
Bryant Park CLO Ltd., Series 2025-27A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.00%, 07/20/38
(a)(b)
........... 10,000 10,040,880
Bryant Park Funding Ltd., Series 2024-23A,
Class A1A, (3-mo. CME Term SOFR at 1.57%
Floor + 1.57%), 5.42%, 05/15/37
(a)(b)
...... 3,000 3,005,293
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%),
5.27%, 07/18/34 ................. 9,000 9,033,482
Series 2019-1A, Class CRR, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
5.52%, 07/18/34 ................. 2,500 2,502,273
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%), 5.83%,
07/15/31 ...................... USD 1,500 $ 1,505,250
Series 2017-1A, Class CR, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 5.93%,
07/15/30 ...................... 5,000 5,015,000
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 5.87%,
04/15/35 ...................... 2,000 2,001,902
Carlyle US CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.07%, 10/21/37 ................. 10,000 10,039,185
Series 2019-2A, Class AR2, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.03%,
10/15/37 ...................... 5,500 5,525,965
Series 2019-3A, Class A2RR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.05%),
5.72%, 04/20/37 ................. 3,000 3,019,557
Series 2021-6A, Class A1R, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 4.96%,
01/15/38 ...................... 5,000 5,024,425
Series 2021-11A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
5.08%, 07/25/37 ................. 5,500 5,518,610
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. CME Term SOFR at
0.25% Floor + 0.36%), 4.04%, 04/25/36
(a)
.. 2,876 2,671,006
CarVal CLO VC Ltd., Series 2021-2A, Class C,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 6.13%, 10/15/34
(a)(b)
........... 2,000 2,001,975
CIFC European Funding CLO II DAC, Series 2X,
Class DR, (3-mo. EURIBOR at 3.00% Floor +
3.00%), 5.02%, 10/15/39
(a)(c)
........... EUR 710 852,430
CIFC Funding 2017-I Ltd., Series 2017-1A, Class
BRR, (3-mo. CME Term SOFR at 2.05% Floor
+ 2.05%), 5.72%, 04/21/37
(a)(b)
.......... USD 2,000 2,013,675
CIFC Funding 2018-IV Ltd., Series 2018-4A,
Class AR, (3-mo. CME Term SOFR at 1.22%
Floor + 1.22%), 4.89%, 01/17/38
(a)(b)
...... 2,700 2,709,444
CIFC Funding 2021-I Ltd., Series 2021-1A, Class
CR, (3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 5.77%, 07/25/37
(a)(b)
........... 9,500 9,533,881
CIFC Funding 2021-IV Ltd., Series 2021-4A,
Class AR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.03%, 07/23/37
(a)(b)
...... 9,000 9,033,585
CIFC Funding Ltd.
(a)(b)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.03%, 10/24/37 ................. 5,000 5,024,211
Series 2014-4RA, Class A1A2, (3-mo. CME
Term SOFR at 0.99% Floor + 0.99%),
4.66%, 01/17/35 ................. 6,000 6,007,700
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
01/18/38 ...................... 1,000 1,006,631
Series 2018-4A, Class CR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.42%,
01/17/38 ...................... 2,000 2,010,784
Series 2019-5A, Class A1R2, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
4.94%, 10/15/38 ................. 16,500 16,581,791
Series 2019-5A, Class BR2, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.32%,
10/15/38 ...................... 2,200 2,216,972

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-6A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
07/16/37 ...................... USD 10,000 $ 10,064,024
Series 2020-4A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 4.97%,
01/15/40 ...................... 2,500 2,510,896
Series 2020-4A, Class CR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
01/15/40 ...................... 2,000 2,011,157
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.07%,
10/15/34 ...................... 600 600,429
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 4.91%,
10/15/38 ...................... 4,500 4,517,748
Series 2024-2A, Class A1, (3-mo. CME Term
SOFR at 1.52% Floor + 1.52%), 5.19%,
04/22/37 ...................... 3,000 3,006,920
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.52%,
07/21/37 ...................... 5,000 5,035,996
Series 2025-4A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 5.40%,
10/24/38 ...................... 5,000 5,025,595
Citigroup Mortgage Loan Trust, Inc., Series 2006-
WFH2, Class M3, (1-mo. CME Term SOFR at
0.47% Floor + 0.58%), 4.25%, 08/25/36
(a)
.. 2,926 2,743,381
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
5.20%, 04/20/37 ................. 5,300 5,311,642
Series 2018-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
5.62%, 04/20/37 ................. 1,500 1,502,250
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
6.12%, 04/20/37 ................. 2,500 2,513,835
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 .. 39 46,149
Series 1997-7, Class M1, 7.03%, 07/15/28 .. 677 687,465
Contego CLO V DAC, Series 5X, Class DR,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.12%, 10/15/37
(a)(c)
................. EUR 770 912,573
Contego CLO XI DAC, Series 11X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.25%, 11/20/38
(a)(c)
................. 680 814,557
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.13%,
07/25/37
(a)(b)
...................... USD 1,029 688,253
Cumulus Static CLO DAC, Series 2024-1X, Class
D, (3-mo. EURIBOR at 3.70% Floor + 3.70%),
5.76%, 11/15/33
(a)(c)
................. EUR 166 196,931
Diameter Capital CLO 10 Ltd.
(a)(b)
Series 2025-10A, Class A, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 4.98%,
04/20/38 ...................... USD 9,000 9,042,471
Series 2025-10A, Class B, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 5.57%,
04/20/38 ...................... 5,000 5,018,320
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1R, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.00%, 01/15/38
(a)(b)
...... 5,000 5,020,687
Diameter Capital CLO 6 Ltd., Series 2024-6A,
Class A1, (3-mo. CME Term SOFR at 1.61%
Floor + 1.61%), 5.28%, 04/15/37
(a)(b)
...... 5,000 5,012,825
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Diameter Capital CLO 8 Ltd., Series 2024-8A,
Class A1A, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.07%, 10/20/37
(a)(b)
...... USD 4,810 $ 4,827,998
Diameter Capital CLO 9 Ltd., Series 2025-9A,
Class A, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 4.84%, 04/20/38
(a)(b)
...... 3,000 3,006,308
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 5.98%, 07/18/30
(a)(b)
...... 2,000 2,004,630
Eaton Vance CLO Ltd., Series 2019-1A, Class
AR2, (3-mo. CME Term SOFR at 1.51% Floor
+ 1.51%), 5.18%, 07/15/37
(a)(b)
.......... 2,500 2,507,403
Elevation CLO Ltd., Series 2026-19A, Class A1,
(3-mo. CME Term SOFR at 1.28% Floor +
1.28%), 0.00%, 03/31/38
(a)(b)
........... 2,500 2,500,000
Elm Park CLO DAC, Series 1X, Class DR3,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.32%, 01/15/38
(a)(c)
................. EUR 1,340 1,608,591
Elmwood CLO 37 Ltd., Series 2024-13A, Class
C, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.37%, 01/17/38
(a)(b)
........... USD 1,000 1,002,206
Elmwood CLO I Ltd., Series 2019-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.52%
Floor + 1.52%), 5.19%, 04/20/37
(a)(b)
...... 2,500 2,505,705
Elmwood CLO II Ltd., Series 2019-2A, Class
BRR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.37%, 10/20/37
(a)(b)
.......... 2,000 2,013,483
Elmwood CLO IX Ltd., Series 2021-2A, Class
CR, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.47%, 04/20/38
(a)(b)
........... 1,500 1,512,280
Empower CLO Ltd., Series 2024-1A, Class A1,
(3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.27%, 04/25/37
(a)(b)
........... 2,500 2,506,250
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF13, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
4.03%, 10/25/36 ................. 2,753 1,769,819
Series 2006-FF13, Class A2C, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.11%, 10/25/36 ................. 1,614 1,061,205
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
3.94%, 12/25/36 ................. 1,763 1,545,286
Series 2006-FFH1, Class M1, (1-mo. CME
Term SOFR at 0.56% Floor + 0.67%),
4.34%, 01/25/36 ................. 3,158 3,123,271
FirstKey Homes Trust, Series 2022-SFR1, Class
E1, 5.00%, 05/19/39
(b)
............... 6,000 5,952,182
Flatiron CLO 28 Ltd., Series 2024-1A, Class BR,
(3-mo. CME Term SOFR at 1.50% Floor +
1.50%), 5.17%, 07/15/36
(a)(b)
........... 2,000 2,008,240
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
....................... 2,900 2,841,474
FS Rialto Issuer LLC
(a)(b)
Series 2025-FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.06%,
08/19/42 ...................... 10,740 10,759,378
Series 2026-FL11, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.15%,
01/19/44 ...................... 704 704,291
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
CR, (3-mo. CME Term SOFR at 2.45% Floor +
2.45%), 6.12%, 04/15/37
(a)(b)
........... 750 751,562

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR3, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.27%,
04/20/34
(a)(b)
...................... USD 9,500 $ 9,495,436
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.01%,
10/20/37
(a)(b)
...................... 17,000 17,073,032
Golub Capital Partners CLO 52 B R Ltd., Series
2020-52A, Class BR, (3-mo. CME Term SOFR
at 2.00% Floor + 2.00%), 5.67%, 04/20/37
(a)(b)
2,000 2,008,788
Golub Capital Partners CLO 58B-R Ltd., Series
2021-58A, Class A1R, (3-mo. CME Term
SOFR at 1.28% Floor + 1.28%), 4.95%,
10/25/37
(a)(b)
...................... 2,350 2,360,657
Golub Capital Partners CLO 64B-R Ltd., Series
2022-64A, Class AR, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.03%, 10/25/37
(a)(b)
2,000 2,009,353
Golub Capital Partners CLO 75B Ltd., Series
2024-75A, Class A1, (3-mo. CME Term SOFR
at 1.40% Floor + 1.40%), 5.07%, 07/25/37
(a)(b)
2,000 2,007,484
Golub Capital Partners CLO 76 B Ltd., Series
2024-76A, Class B, (3-mo. CME Term SOFR
at 1.67% Floor + 1.67%), 5.34%, 10/25/37
(a)(b)
3,000 3,021,191
Golub Capital Partners CLO 81 B Ltd., Series
2025-81A, Class A1, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 4.98%, 07/20/38
(a)(b)
5,000 5,025,060
Golub Capital Partners CLO Ltd., Series 2019-
41A, Class AR2, (3-mo. CME Term SOFR at
1.33% Floor + 1.33%), 5.00%, 07/20/38
(a)(b)
. 2,500 2,510,767
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index Average
+ 1.92%), 5.66%, 12/15/34 .......... GBP 100 126,504
Series B2,  (Sterling Overnight Index
Average at 2.08% Floor + 2.20%), 5.94%,
03/15/36
(c)
..................... 100 129,901
GreenPoint Manufactured Housing, Series 2000-
1, Class A4, 8.14%, 03/20/30
(a)
.......... USD 3,250 1,730,620
Greystone CRE Notes 2025 LLC, Series 2025-
HC4, Class A, (1-mo. CME Term SOFR at
1.78% Floor + 1.78%), 5.46%, 10/15/42
(a)(b)
. 7,000 6,993,375
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term
SOFR at 0.70% Floor + 0.81%), 4.49%,
12/25/35
(a)
..................... 1,025 457,707
Series 2006-4, Class 1A1, 4.10%, 03/25/36
(a)
2,304 1,588,914
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.15%,
03/25/36
(a)
..................... 3,195 900,803
Series 2006-18, Class AF6, 6.18%, 11/25/36
(d)
3,125 686,051
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. CME Term
SOFR at 0.28% Floor + 0.39%), 4.07%,
11/25/36 ...................... 5,775 2,664,978
Series 2006-HE6, Class A4, (1-mo. CME Term
SOFR at 0.48% Floor + 0.59%), 4.27%,
08/25/36 ...................... 1,188 1,026,428
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.08%, 04/20/34
(a)(b)
........... 1,750 1,751,582
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
B, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 5.73%, 01/30/35
(a)(b)
........... 3,500 3,508,953
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
A1R, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.02%, 01/20/38
(a)(b)
.......... 4,000 4,018,085
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Hambridge Euro CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.34%, 10/20/38
(a)(c)
................. EUR 710 $ 853,779
Henley CLO XI DAC, Series 11X, Class D, (3-mo.
EURIBOR at 2.60% Floor + 2.60%), 4.63%,
04/25/39
(a)(c)
...................... 1,120 1,334,473
Henley CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.12%, 01/15/38
(a)(c)
................. 680 813,224
ICG US CLO I Ltd., Series 2023-1A, Class AR,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.05%, 07/18/38
(a)(b)
........... USD 2,000 2,010,840
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
04/20/35 ...................... 3,125 3,134,666
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 5.82%,
04/20/35 ...................... 5,000 5,004,576
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. CME Term
SOFR at 1.20% Floor + 1.31%), 4.99%,
07/25/36
(a)
....................... 2,975 2,737,116
Kennedy Lewis CLO 16 Ltd., Series 2024-16A,
Class B, (3-mo. CME Term SOFR at 1.85%
Floor + 1.85%), 5.52%, 07/20/37
(a)(b)
...... 4,000 4,014,508
Kennedy Lewis CLO 17 Ltd., Series 2024-17A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.07%, 10/22/37
(a)(b)
...... 10,000 10,037,500
Kennedy Lewis CLO 19 Ltd., Series 2025-19A,
Class A, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.92%, 04/22/36
(a)(b)
...... 4,000 4,013,151
Kennedy Lewis CLO 2 Ltd., Series 2A, Class
AR2, (3-mo. CME Term SOFR at 1.41% Floor
+ 1.41%), 5.08%, 10/22/37
(a)(b)
.......... 7,965 7,995,539
Kennedy Lewis CLO 4 Ltd., Series 4A, Class
BRR, (3-mo. CME Term SOFR at 1.75% Floor
+ 1.75%), 5.42%, 07/20/37
(a)(b)
.......... 2,750 2,761,521
Kennedy Lewis CLO 7 Ltd., Series 7A, Class
A1R, (3-mo. CME Term SOFR at 1.62% Floor
+ 1.62%), 5.29%, 04/22/37
(a)(b)
.......... 3,000 3,007,873
Kennedy Lewis CLO 9 Ltd., Series 9A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.02%, 01/20/38
(a)(b)
........... 3,000 3,013,257
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 6.09%, 12/25/37
(a)
............ 4,201 4,259,950
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.31%,
08/25/45 ...................... 1,220 1,212,920
Series 2006-4, Class 1A, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.09%,
05/25/36 ...................... 19,295 10,128,585
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.09%,
07/25/36 ...................... 5,453 2,136,427
Series 2006-7, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 4.10%,
08/25/36 ...................... 5,689 2,951,919
Series 2006-WL3, Class 2A4, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
4.39%, 01/25/36 ................. 1,127 1,027,940
Madison Park Funding LVIII Ltd., Series 2024-
58A, Class B, (3-mo. CME Term SOFR at
1.95% Floor + 1.95%), 5.62%, 04/25/37
(a)(b)
. 1,700 1,702,550

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class A1R2, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 4.85%, 03/25/38
(a)(b)
. USD 2,000 $ 2,005,236
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
10/15/32 ...................... 6,000 6,015,729
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
5.87%, 10/15/32 ................. 4,750 4,762,708
Marathon CLO Ltd., Series 2020-15A, Class
A1R3, (3-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.30%, 08/15/37
(a)(b)
...... 5,000 5,017,985
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. CME Term SOFR
at 0.52% Floor + 0.63%), 4.31%, 06/25/36
(a)(b)
1,579 1,494,550
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2025-FL20, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.13%,
02/18/43
(a)(b)
...................... 6,536 6,559,539
MidOcean Credit CLO XIV Ltd., Series 2024-14A,
Class A1, (3-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 5.25%, 04/15/37
(a)(b)
...... 10,000 10,018,000
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
... 563 112,806
Neuberger Berman Loan Advisers CLO 36R
Ltd., Series 2020-36RA, Class B, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%), 5.32%,
07/20/39
(a)(b)
...................... 1,700 1,712,823
New Mountain CLO 3 Ltd.
(a)(b)
Series CLO-3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.00%,
10/20/38 ...................... 6,500 6,528,249
Series CLO-3A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
10/20/38 ...................... 1,000 1,008,011
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
.... 5,006 4,862,140
Oaktree CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.05%, 01/20/38 ................. 6,000 6,027,507
Series 2020-1A, Class BRR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.22%, 01/15/38 ................. 3,500 3,509,426
Series 2023-2A, Class A1R, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.02%,
07/20/38 ...................... 5,000 5,025,545
Series 2024-26A, Class B, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 5.62%,
04/20/37 ...................... 3,000 3,004,773
Series 2024-27A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.32%,
10/22/37 ...................... 4,000 4,012,606
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
177 178,328
Series 1999-C, Class A2, 7.48%, 08/15/27 .. 1,270 910,195
Series 2001-D, Class A3, 5.90%, 09/17/31
(a)
. 251 85,027
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class CR3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.57%, 01/26/38 ................. 3,700 3,717,322
Series 2016-11A, Class AR3, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
4.97%, 07/26/38 ................. 5,000 5,024,080
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-14A, Class A1R, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.04%, 07/20/37 ................. USD 5,000 $ 5,018,494
Series 2019-17A, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
5.67%, 07/20/37 ................. 1,000 1,004,851
Series 2020-18A, Class A1R2, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.04%, 07/20/37 ................. 15,000 15,055,500
Series 2020-19A, Class A1R2, (3-mo. CME
Term SOFR at 1.18% Floor + 1.18%),
4.85%, 04/20/38 ................. 3,000 3,006,600
Series 2020-20A, Class B1R, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
5.62%, 04/18/37 ................. 8,000 8,032,045
Series 2021-22A, Class CR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
5.62%, 10/20/37 ................. 4,500 4,521,622
Series 2022-25A, Class A1R, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
5.09%, 07/20/37 ................. 5,000 5,016,665
Series 2025-40A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.12%,
04/16/38 ...................... 2,500 2,507,880
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class CR, (3-mo. CME Term SOFR
at 2.06% Floor + 2.06%), 5.73%, 07/15/30
(a)(b)
2,250 2,255,989
OHA Credit Funding 1 Ltd., Series 2018-1A,
Class CR, (3-mo. CME Term SOFR at 2.45%
Floor + 2.45%), 6.12%, 04/20/37
(a)(b)
...... 1,000 1,005,594
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 5.42%, 01/21/38
(a)(b)
...... 1,500 1,508,022
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 4.99%, 01/20/38
(a)(b)
...... 2,000 2,008,425
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class B1R2, (3-mo. CME Term SOFR at
1.65% Floor + 1.65%), 5.32%, 10/20/37
(a)(b)
. 5,000 5,034,254
OHA Credit Partners XI Ltd., Series 2015-11A,
Class B1R2, (3-mo. CME Term SOFR at
1.80% Floor + 1.80%), 5.47%, 04/20/37
(a)(b)
. 1,750 1,760,553
OHA Credit Partners XII Ltd., Series 2015-12A,
Class CR2, (3-mo. CME Term SOFR at 2.40%
Floor + 2.40%), 6.07%, 04/23/37
(a)(b)
...... 2,000 2,010,799
OHA Credit Partners XIV Ltd., Series 2017-14A,
Class B1R, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.32%, 07/21/37
(a)(b)
...... 3,000 3,020,463
OHA Loan Funding Ltd.
(a)(b)
Series 2013-1A, Class B1R3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.57%, 04/23/37 ................. 1,000 1,006,904
Series 2016-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.10%),
5.77%, 07/20/37 ................. 3,265 3,277,895
Palmer Square CLO Ltd.
(a)(b)
Series 2019-1A, Class CR2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
5.65%, 08/14/38 ................. 1,500 1,512,585
Series 2021-3A, Class CR, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 5.57%,
10/15/38 ...................... 5,000 5,024,592
Series 2021-4A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
07/15/38 ...................... 7,250 7,303,281

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-4A, Class CR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.52%,
07/15/38 ...................... USD 4,850 $ 4,891,027
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.02%,
07/20/37 ...................... 7,500 7,533,510
Series 2024-4A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.42%,
01/15/38 ...................... 1,000 1,005,297
Park Blue CLO Ltd., Series 2025-9A, Class A1,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.43%, 10/20/38
(a)(b)
........... 2,000 2,008,984
PFP Ltd., Series 2026-13, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%), 5.25%,
08/18/43
(a)(b)
...................... 1,000 1,001,245
Pikes Peak CLO 3, Series 2019-3A, Class BRR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 5.63%, 10/25/34
(a)(b)
........... 1,600 1,604,499
Pikes Peak CLO 9, Series 2021-9A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.37%, 10/27/38
(a)(b)
........... 3,000 3,022,187
Progress Residential Trust
(b)
Series 2021-SFR10, Class G, 4.86%,
12/17/40 ...................... 4,982 4,882,707
Series 2021-SFR8, Class G, 4.01%, 10/17/38 10,000 9,871,907
Series 2022-SFR3, Class F, 6.60%, 04/17/39 500 501,650
Series 2026-SFR1, Class E, 4.10%, 02/17/43 1,000 918,281
Rad CLO 10 Ltd., Series 2021-10A, Class C,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 5.68%, 04/23/34
(a)(b)
........... 3,750 3,753,378
Rad CLO 14 Ltd., Series 2021-14A, Class C,
(3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 5.93%, 01/15/35
(a)(b)
........... 3,500 3,503,350
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 4.99%, 01/25/38
(a)(b)
........... 4,100 4,117,358
Regatta VI Funding Ltd., Series 2016-1A, Class
CR3, (3-mo. CME Term SOFR at 1.90% Floor
+ 1.90%), 5.57%, 10/20/38
(a)(b)
.......... 1,250 1,255,778
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 07/17/37
(a)(b)
........... 12,500 12,550,531
Regatta XIX Funding Ltd., Series 2022-1A, Class
BR, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.27%, 10/20/38
(a)(b)
........... 1,320 1,328,871
Regatta XX Funding Ltd., Series 2021-2A, Class
AR, (3-mo. CME Term SOFR at 1.18% Floor +
1.18%), 4.85%, 01/15/38
(a)(b)
........... 1,250 1,253,571
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 4.99%, 01/20/38
(a)(b)
...... 3,000 3,012,614
Regatta XXVIII Funding Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 5.22%, 04/25/37
(a)(b)
...... 2,500 2,505,750
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
5.58%, 04/20/34 ................. 3,500 3,510,265
Series 2017-3A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.06%), 5.73%,
10/20/30 ...................... 2,300 2,306,174
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.98%), 5.87%,
05/20/31 ...................... 1,000 1,003,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 5.09%,
10/20/31 ...................... USD 581 $ 581,326
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 5.73%,
10/20/31 ...................... 1,125 1,127,812
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 6.13%,
10/20/31 ...................... 700 701,929
Rockford Tower Europe CLO DAC
(a)(c)
Series 2025-1X, Class D, (3-mo. EURIBOR at
3.00% Floor + 3.00%), 5.03%, 10/25/37 . EUR 970 1,154,156
Series 2025-3X, Class D, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 5.18%, 01/15/40 . 1,270 1,521,406
RR 14 Ltd., Series 2021-14A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor + 1.38%),
5.05%, 04/15/36
(a)(b)
................. USD 1,500 1,501,793
RR 28 Ltd., Series 2024-28RA, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.22%, 04/15/37
(a)(b)
........... 7,500 7,516,687
RR 5 Ltd., Series 2018-5A, Class A2R, (3-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
5.62%, 07/15/39
(a)(b)
................. 2,000 2,015,079
Sagard-HalseyPoint CLO 8 Ltd., Series 2024-8A,
Class C, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 5.77%, 01/30/38
(a)(b)
...... 1,250 1,256,287
Sandstone Peak III Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.30%, 04/25/37
(a)(b)
........... 1,000 1,001,742
Sculptor CLO XXIX Ltd., Series 29A, Class AR,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.04%, 07/22/38
(a)(b)
........... 3,000 3,017,082
Signal Harmonic CLO I DAC, Series 1X, Class
DR, (3-mo. EURIBOR at 3.50% Floor +
3.50%), 5.52%, 07/15/38
(a)(c)
........... EUR 650 780,241
Signal Peak CLO 14 Ltd., Series 2024-14A,
Class A, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 4.97%, 01/22/38
(a)(b)
...... USD 3,000 3,012,000
Silver Point CLO 12 Ltd., Series 2025-12A, Class
A1, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.29%, 10/15/38
(a)(b)
........... 5,000 5,020,000
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.30%, 04/15/37
(a)(b)
........... 5,000 5,008,500
Silver Point CLO 6 Ltd., Series 2024-6A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 10/15/37
(a)(b)
........... 5,000 5,018,589
Silver Point CLO 8 Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 4.88%, 04/15/38
(a)(b)
........... 3,000 3,009,730
Silver Point CLO 9 Ltd., Series 2025-9A, Class
A1, (3-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.19%, 03/31/38
(a)(b)
........... 5,000 5,023,715
Silver Point Euro CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
5.10%, 01/15/39
(a)(c)
................. EUR 710 849,546
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 5.42%, 01/20/38
(a)(b)
...... USD 3,250 3,267,302
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.27%,
07/17/38 ...................... 3,000 3,019,562
Series 2021-19A, Class CR, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
5.52%, 07/17/38 ................. 1,000 1,008,445

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sixth Street CLO XVI Ltd., Series 2020-16A,
Class A1R2, (3-mo. CME Term SOFR at
1.17% Floor + 1.17%), 0.00%, 01/21/39
(a)(b)
. USD 3,000 $ 3,000,000
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class A1R, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.92%, 10/17/38
(a)(b)
...... 5,000 5,019,462
Sona Fios CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.33%, 08/25/38
(a)(c)
................. EUR 590 707,908
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.25%
Floor + 2.51%), 6.18%, 07/15/34
(a)(b)
...... USD 2,250 2,252,499
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 5.57%, 04/25/35
(a)(b)
...... 5,200 5,205,815
Structured Asset Securities Corp. Mortgage Loan
Trust
(a)
Series 2006-BC3, Class A1, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.11%,
10/25/36 ...................... 4,453 3,039,294
Series 2007-MN1A, Class A1, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.25%, 01/25/37
(b)
................ 1,238 712,508
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.32%,
04/20/37 ...................... 9,000 9,017,626
Series 2023-3A, Class CR, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.27%,
04/20/37 ...................... 1,000 1,005,351
Symphony CLO 30 Ltd., Series 2023-30A, Class
B1R, (3-mo. CME Term SOFR at 1.95% Floor
+ 1.95%), 5.62%, 10/20/37
(a)(b)
.......... 1,000 1,007,387
Symphony CLO 38 Ltd., Series 2023-38A, Class
BR, (3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 5.62%, 07/24/38
(a)(b)
........... 1,500 1,511,936
Texas Debt Capital Euro CLO DAC, Series 2024-
1X, Class D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 5.62%, 07/16/38
(a)(c)
.......... EUR 500 594,734
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. CME Term
SOFR at 1.12% Floor + 1.38%), 5.05%,
01/15/34 ...................... USD 2,000 1,998,969
Series 2016-6A, Class BR2, (3-mo. CME Term
SOFR at 1.50% Floor + 1.76%), 5.43%,
01/15/34 ...................... 2,000 2,004,000
Series 2016-6A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
5.83%, 01/15/34 ................. 1,650 1,650,950
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.08%, 04/15/33
(a)(b)
........... 6,500 6,517,743
Trestles CLO VI Ltd., Series 2023-6A, Class
A1R, (3-mo. CME Term SOFR at 1.18% Floor
+ 1.18%), 4.85%, 04/25/38
(a)(b)
.......... 2,000 2,005,280
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%, 03/17/38 7,000 6,974,612
Series 2020-SFR2, Class E2, 3.08%, 11/17/39 1,000 955,333
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.09%,
07/23/37 ...................... 7,000 7,023,505
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
07/23/37 ...................... 1,000 1,005,069
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 5.68%,
10/25/34 ...................... USD 1,500 $ 1,501,744
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.16%, 07/23/37
(a)(b)
........... 2,000 2,007,568
Trinitas CLO XXX Ltd., Series 2024-30A, Class
A1, (3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.04%, 10/23/37
(a)(b)
........... 6,000 6,021,625
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
.................. GBP 1,338 1,916,455
Victory Street CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
5.47%, 01/15/38
(a)(c)
................. EUR 1,010 1,214,889
Victory Street CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.20%, 01/15/39
(a)(c)
................. 2,060 2,472,807
Voya CLO Ltd., Series 2014-4A, Class BR2,
(3-mo. CME Term SOFR at 0.00% Floor +
2.35%), 6.02%, 07/14/31
(a)(b)
........... USD 500 501,157
Warwick Capital CLO 4 Ltd.
(a)(b)
Series 2024-4A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.07%,
07/20/37 ...................... 13,500 13,550,273
Series 2024-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.42%,
07/20/37 ...................... 1,000 1,003,737
Warwick Capital CLO 7 Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.25%, 10/21/38
(a)(b)
...... 2,000 2,010,074
Washington Mutual Asset-Backed Certificates
Trust, Series 2006-HE5, Class 1A, (1-mo.
CME Term SOFR at 0.31% Floor + 0.42%),
4.09%, 10/25/36
(a)
.................. 10,373 7,995,481
Wellington Management CLO 3 Ltd., Series
2024-3A, Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.03%, 07/18/37
(a)(b)
5,000 5,018,108
Wellington Management CLO 4 Ltd., Series
2025-4A, Class A, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 4.82%, 04/18/38
(a)(b)
. 6,000 6,011,910
Wellington Management CLO 5 Ltd., Series
2025-5A, Class A, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 5.25%, 10/18/38
(a)(b)
. 3,000 3,015,296
Whitebox CLO I Ltd., Series 2019-1A, Class
CR3, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.37%, 01/24/37
(a)(b)
.......... 2,000 2,003,961
Total Asset-Backed Securities — 10.2%
(Cost: $1,088,469,144) ............................ 1,082,034,444
Shares
Shares
Common Stocks
Aerospace & Defense — 0.7%
Airbus SE .......................... 14,745 3,375,868
Axon Enterprise, Inc.
(e)
................. 337 162,966
BAE Systems plc ..................... 328,647 8,921,762
Boeing Co. (The)
(e)
.................... 20,586 4,811,360
BWX Technologies, Inc. ................ 2,131 437,771
Curtiss-Wright Corp. ................... 1,177 772,924
Dassault Aviation SA .................. 2,760 1,049,283
Elbit Systems Ltd. .................... 944 667,690
GE Aerospace ....................... 20,429 6,267,413
General Dynamics Corp. ................ 1,328 466,248
Hanwha Aerospace Co. Ltd.
(e)
............ 679 611,223

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Aerospace & Defense (continued)
Hanwha Systems Co. Ltd.
(e)
.............. 5,480 $ 358,633
HEICO Corp. ....................... 2,077 687,300
Hensoldt AG ........................ 6,598 655,463
Hexcel Corp. ........................ 3,118 258,202
Howmet Aerospace, Inc. ................ 4,782 995,039
Huntington Ingalls Industries, Inc. .......... 1,705 716,970
Kongsberg Gruppen ASA ............... 42,736 1,468,028
Korea Aerospace Industries Ltd. ........... 2,588 301,630
Kratos Defense & Security Solutions, Inc.
(e)
... 7,408 763,098
L3Harris Technologies, Inc. .............. 13,440 4,607,904
Leonardo DRS, Inc. ................... 13,875 569,707
Leonardo SpA ....................... 24,596 1,643,668
Lockheed Martin Corp. ................. 7,624 4,835,293
Melrose Industries plc .................. 9,386 80,700
Moog, Inc. , Class A ................... 902 275,426
MTU Aero Engines AG ................. 732 325,429
Northrop Grumman Corp. ............... 7,753 5,367,092
Rheinmetall AG ...................... 1,615 3,421,939
Rolls-Royce Holdings plc ............... 209,992 3,510,431
RTX Corp. ......................... 23,300 4,681,669
Saab AB , Class B .................... 21,531 1,679,911
Safran SA .......................... 11,934 4,263,916
Singapore Technologies Engineering Ltd. ..... 117,300 901,754
Textron, Inc. ........................ 29,656 2,611,507
Thales SA .......................... 8,026 2,456,967
TransDigm Group, Inc. ................. 744 1,062,090
Woodward, Inc. ...................... 1,119 355,663
76,399,937
Air Freight & Logistics — 0.1%
Deutsche Post AG .................... 16,219 907,104
DSV A/S ........................... 262 73,671
FedEx Corp. ........................ 22,676 7,307,341
8,288,116
Automobile Components — 0.1%
Aisin Corp. ......................... 2,600 46,579
Aptiv plc
(e)
.......................... 32,445 2,457,709
Bridgestone Corp. .................... 64,100 1,443,164
Cie Generale des Etablissements Michelin SCA 37,763 1,402,353
Continental AG ...................... 6,737 530,130
Denso Corp. ........................ 50,100 695,126
Magna International, Inc. ................ 14,904 761,919
Sumitomo Electric Industries Ltd. .......... 10,100 442,173
7,779,153
Automobiles — 0.2%
Honda Motor Co. Ltd. .................. 511,400 5,143,424
Kia Corp. .......................... 29,604 3,149,961
Mercedes-Benz Group AG ............... 12,205 834,142
Stellantis NV ........................ 18,415 180,696
Subaru Corp. ....................... 34,000 729,918
Suzuki Motor Corp. ................... 84,500 1,152,164
Toyota Motor Corp. ................... 385,300 8,733,020
Yamaha Motor Co. Ltd. ................. 51,400 388,157
20,311,482
Banks — 1.8%
AIB Group plc ....................... 112,639 1,259,095
Banca Monte dei Paschi di Siena SpA ....... 30,217 313,465
Banco Bilbao Vizcaya Argentaria SA ........ 366,983 9,315,377
Banco Santander SA .................. 299,536 3,824,496
Bank Hapoalim BM ................... 23,160 572,548
Bank Leumi Le-Israel BM ............... 24,068 578,579
Bank of America Corp. ................. 238,112 12,667,558
Bank of Ireland Group plc ............... 49,658 1,008,925
Bankinter SA ........................ 13,296 226,963
Security
Shares
Shares Value
Banks (continued)
Banque Cantonale Vaudoise (Registered) .... 1,794 $ 242,782
Barclays plc ........................ 598,988 3,997,686
BAWAG Group AG
(b)(c)
.................. 1,467 238,646
BNP Paribas SA ..................... 72,899 7,882,755
BOC Hong Kong Holdings Ltd. ............ 244,000 1,284,902
BPER Banca SpA .................... 22,977 323,595
CaixaBank SA ....................... 35,176 464,330
Citigroup, Inc. ....................... 202,671 23,451,061
Citizens Financial Group, Inc. ............ 139,787 8,803,785
Commerzbank AG .................... 14,459 594,333
Credit Agricole SA .................... 52,793 1,143,308
Danske Bank A/S ..................... 4,293 218,720
DBS Group Holdings Ltd. ............... 147,800 6,870,092
DNB Bank ASA ...................... 82,148 2,355,459
Erste Group Bank AG .................. 3,218 418,369
First Citizens BancShares, Inc. , Class A ...... 5,698 11,792,410
Flagstar Bank NA ..................... 195,576 2,585,515
Grupo Financiero Banorte SAB de CV , Class O 389,200 4,399,991
HSBC Holdings plc ................... 607,636 10,719,261
ING Groep NV ....................... 29,484 869,510
Intesa Sanpaolo SpA .................. 230,063 1,628,706
Israel Discount Bank Ltd. , Class A ......... 19,751 232,694
Japan Post Bank Co. Ltd. ............... 29,100 517,032
JPMorgan Chase & Co. ................ 29,786 9,111,240
Kotak Mahindra Bank Ltd. ............... 978,375 4,342,058
Lloyds Banking Group plc ............... 1,087,354 1,623,642
M&T Bank Corp. ..................... 23,616 5,232,597
Mitsubishi UFJ Financial Group, Inc. ........ 186,100 3,370,340
Mizrahi Tefahot Bank Ltd. ............... 5,308 415,240
Mizuho Financial Group, Inc. ............. 34,300 1,489,235
NatWest Group plc .................... 561,671 5,119,511
Nordea Bank Abp .................... 201,914 3,901,061
Oversea-Chinese Banking Corp. Ltd. ....... 237,700 3,967,107
Regions Financial Corp. ................ 57,840 1,648,440
Resona Holdings, Inc. ................. 45,400 529,370
Sberbank of Russia PJSC
(e)(f)
............. 877,548 116
Shizuoka Financial Group, Inc. ............ 4,000 65,344
Societe Generale SA .................. 17,669 1,548,326
Standard Chartered plc ................. 28,185 721,154
Sumitomo Mitsui Financial Group, Inc. ....... 76,700 2,699,108
Sumitomo Mitsui Trust Group, Inc. ......... 38,400 1,282,514
Svenska Handelsbanken AB , Class A ....... 18,931 298,448
Swedbank AB , Class A ................. 5,116 198,911
UniCredit SpA ....................... 84,026 7,322,535
United Overseas Bank Ltd. .............. 69,000 2,079,602
Wells Fargo & Co. .................... 102,256 9,253,145
187,020,992
Beverages — 0.3%
Anheuser-Busch InBev SA/NV ............ 3,502 252,085
Asahi Group Holdings Ltd. ............... 8,600 90,032
Brown-Forman Corp. , Class B ............ 40,861 1,118,366
Coca-Cola Co. (The) .................. 167,736 12,548,330
Coca-Cola HBC AG ................... 14,262 774,564
Diageo plc ......................... 9,072 208,749
Heineken Holding NV .................. 1,477 109,784
Heineken NV ....................... 905 74,707
Keurig Dr Pepper, Inc. ................. 326,217 8,951,395
PepsiCo, Inc. ....................... 35,125 5,396,254
29,524,266
Biotechnology — 0.1%
AbbVie, Inc. ........................ 11,762 2,623,044
Amgen, Inc. ........................ 5,173 1,768,545
Argenx SE
(e)
........................ 793 666,890
CSL Ltd. ........................... 26,294 3,313,303

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Genmab A/S
(e)
....................... 1,490 $ 485,420
Gilead Sciences, Inc. .................. 11,671 1,656,699
Regeneron Pharmaceuticals, Inc. .......... 996 738,484
Swedish Orphan Biovitrum AB
(e)
........... 7,150 271,524
Zealand Pharma A/S
(e)
................. 978 65,406
11,589,315
Broadline Retail — 0.3%
Alibaba Group Holding Ltd. .............. 316,840 6,740,323
Alibaba Group Holding Ltd. , ADR .......... 16,294 2,762,811
Amazon.com, Inc.
(e)
................... 60,488 14,474,778
Canadian Tire Corp. Ltd. , Class A .......... 2,779 341,893
eBay, Inc. .......................... 15,246 1,390,740
Next plc ........................... 2,056 373,285
Pan Pacific International Holdings Corp. ..... 133,700 791,576
PDD Holdings, Inc. , ADR
(e)
.............. 33,965 3,432,163
Prosus NV , Class N
(e)
.................. 21,824 1,254,908
Ryohin Keikaku Co. Ltd. ................ 3,700 73,796
31,636,273
Building Products — 0.2%
A O Smith Corp. ..................... 7,015 515,532
AGC, Inc. .......................... 2,500 92,249
Assa Abloy AB , Class B ................ 34,945 1,412,964
Carrier Global Corp. ................... 142,156 8,469,654
Cie de Saint-Gobain SA ................ 32,377 3,195,789
Daikin Industries Ltd. .................. 7,100 850,796
Fortune Brands Innovations, Inc. .......... 146,481 7,924,622
Johnson Controls International plc ......... 9,362 1,116,512
Trane Technologies plc ................. 3,210 1,350,062
24,928,180
Capital Markets — 0.7%
3i Group plc ........................ 6,401 294,056
Bank of New York Mellon Corp. (The) ....... 20,930 2,509,926
Carlyle Group, Inc. (The) ................ 53,719 3,157,603
CBOE Global Markets, Inc. .............. 3,355 889,276
Charles Schwab Corp. (The) ............. 107,662 11,188,235
Daiwa Securities Group, Inc. ............. 26,100 254,329
Deutsche Bank AG (Registered) ........... 51,095 2,016,266
Deutsche Boerse AG .................. 3,947 999,481
Euronext NV
(b)(c)
...................... 311 43,557
Goldman Sachs Group, Inc. (The) ......... 8,085 7,562,790
Guotai Junan International Holdings Ltd. ..... 170,000 58,141
IG Group Holdings plc ................. 6,915 128,287
Intercontinental Exchange, Inc. ........... 81,895 14,231,713
Julius Baer Group Ltd. ................. 3,423 285,924
London Stock Exchange Group plc ......... 8,722 972,870
Moody's Corp. ....................... 11,109 5,727,356
Morgan Stanley ...................... 59,182 10,818,470
MSCI, Inc. ......................... 2,606 1,587,627
Nasdaq, Inc. ........................ 16,993 1,646,452
Nomura Holdings, Inc. ................. 197,100 1,786,187
Partners Group Holding AG .............. 1,823 2,485,742
Raymond James Financial, Inc. ........... 3,836 636,239
S&P Global, Inc. ..................... 3,870 2,042,547
SBI Holdings, Inc. .................... 4,000 90,456
Schroders plc ....................... 25,063 155,234
St. James's Place plc .................. 1,072 22,389
State Street Corp. .................... 12,747 1,668,072
Swissquote Group Holding SA (Registered) ... 105 59,777
UBS Group AG (Registered) ............. 75,910 3,591,712
76,910,714
Chemicals — 0.5%
Air Liquide SA ....................... 36,116 6,763,170
Air Products & Chemicals, Inc. ............ 30,686 8,361,935
Security
Shares
Shares Value
Chemicals (continued)
Asahi Kasei Corp. .................... 102,600 $ 995,324
Axalta Coating Systems Ltd.
(e)
............ 64,482 2,165,306
BASF SE .......................... 3,877 210,188
DSM-Firmenich AG ................... 20,380 1,607,037
DuPont de Nemours, Inc. ............... 5,683 249,597
EMS-Chemie Holding AG (Registered) ...... 46 35,764
ICL Group Ltd. ....................... 4,232 22,979
Johnson Matthey plc .................. 2,905 93,941
Linde plc .......................... 14,996 6,852,722
LyondellBasell Industries NV , Class A ....... 51,340 2,515,660
Mitsui Chemicals, Inc. .................. 7,200 105,200
Mosaic Co. (The) ..................... 21,713 597,107
Nissan Chemical Corp. ................. 1,300 44,810
Nitto Denko Corp. .................... 8,700 193,343
Nutrien Ltd. ......................... 25,901 1,783,291
PPG Industries, Inc. ................... 56,529 6,536,448
Sherwin-Williams Co. (The) .............. 5,675 2,012,582
Shin-Etsu Chemical Co. Ltd. ............. 151,200 4,972,149
Sika AG (Registered) .................. 1,550 297,431
Sumitomo Chemical Co. Ltd. ............. 320,300 974,393
Symrise AG ........................ 444 37,379
Toray Industries, Inc. .................. 21,500 158,589
Tosoh Corp. ........................ 15,700 256,234
47,842,579
Commercial Services & Supplies — 0.1%
Brambles Ltd. ....................... 75,485 1,171,732
Dai Nippon Printing Co. Ltd. ............. 14,900 267,339
Rentokil Initial plc ..................... 1,163,256 7,220,116
Republic Services, Inc. ................. 2,727 586,550
Rollins, Inc. ......................... 14,225 901,011
Secom Co. Ltd. ...................... 13,000 476,237
Securitas AB , Class B .................. 59,280 980,308
Veralto Corp. ........................ 3,374 333,958
Waste Management, Inc. ................ 4,774 1,060,974
12,998,225
Communications Equipment — 0.1%
Arista Networks, Inc.
(e)
................. 11,797 1,672,107
Cisco Systems, Inc. ................... 84,304 6,602,689
F5, Inc.
(e)
.......................... 3,857 1,063,028
Motorola Solutions, Inc. ................ 1,232 495,929
Nokia OYJ ......................... 105,693 680,759
Telefonaktiebolaget LM Ericsson , Class B .... 236,850 2,565,125
13,079,637
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA 21,854 2,451,937
Bouygues SA ....................... 10,518 568,538
Eiffage SA ......................... 3,690 547,254
EMCOR Group, Inc. ................... 1,602 1,154,610
Kajima Corp. ........................ 28,300 1,154,520
MasTec, Inc.
(e)
....................... 4,589 1,103,563
Obayashi Corp. ...................... 29,400 663,656
Quanta Services, Inc. .................. 3,105 1,473,726
Shimizu Corp. ....................... 22,500 399,576
Skanska AB , Class B .................. 33,358 1,013,156
Taisei Corp. ........................ 3,700 369,068
Vinci SA ........................... 42,323 6,085,401
16,985,005
Construction Materials — 0.0%
Holcim AG ......................... 8,934 920,817
Consumer Finance — 0.1%
American Express Co. ................. 10,482 3,691,446
Capital One Financial Corp. .............. 10,384 2,273,369

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
Credit Saison Co. Ltd. .................. 3,500 $ 94,493
6,059,308
Consumer Staples Distribution & Retail — 0.4%
Aeon Co. Ltd. ....................... 16,100 220,209
Coles Group Ltd. ..................... 72,552 1,071,944
Costco Wholesale Corp. ................ 9,954 9,359,248
Dollar General Corp. .................. 71,820 10,301,143
J Sainsbury plc ...................... 62,252 272,771
Koninklijke Ahold Delhaize NV ............ 81,613 3,191,081
Kroger Co. (The) ..................... 48,896 3,073,114
Sysco Corp. ........................ 32,872 2,756,317
Target Corp. ........................ 64,742 6,828,339
Tesco plc .......................... 474,777 2,762,633
Walmart, Inc. ........................ 58,669 6,989,825
46,826,624
Containers & Packaging — 0.0%
Avery Dennison Corp. .................. 4,601 853,532
Crown Holdings, Inc. .................. 34,628 3,624,859
SIG Group AG
(e)
...................... 16,510 255,466
4,733,857
Diversified Consumer Services — 0.0%
Pearson plc ........................ 2,111 27,766
Service Corp. International .............. 57,026 4,586,601
4,614,367
Diversified REITs — 0.1%
British Land Co. plc (The) ............... 4,520 25,782
Broadstone Net Lease, Inc. .............. 241,445 4,469,147
CapitaLand Integrated Commercial Trust ..... 91,000 170,844
Merlin Properties Socimi SA ............. 75,169 1,118,756
United Urban Investment Corp. ........... 3,458 3,995,162
9,779,691
Diversified Telecommunication Services — 0.4%
AT&T, Inc. .......................... 93,507 2,450,818
BT Group plc ........................ 327,693 861,348
Comcast Corp. , Class A ................ 453,272 13,484,842
Deutsche Telekom AG (Registered) ........ 97,498 3,271,866
Elisa OYJ .......................... 10,345 457,612
HKT Trust & HKT Ltd.
(g)
................. 17,000 25,477
Koninklijke KPN NV ................... 1,477,833 7,237,709
Orange SA ......................... 102,044 1,897,002
Singapore Telecommunications Ltd. ........ 615,900 2,222,593
Telefonica SA ....................... 85,035 344,247
Telenor ASA ........................ 62,497 1,051,297
Telia Co. AB ........................ 95,245 435,123
Verizon Communications, Inc. ............ 111,911 4,982,278
38,722,212
Electric Utilities — 1.7%
Alliant Energy Corp. ................... 19,785 1,304,029
American Electric Power Co., Inc. .......... 186,857 22,380,797
BKW AG .......................... 224 42,350
Chubu Electric Power Co., Inc. ............ 142,000 2,063,062
CLP Holdings Ltd. .................... 88,000 831,823
Constellation Energy Corp. .............. 4,240 1,190,083
Contact Energy Ltd. ................... 2,845 16,034
Duke Energy Corp. ................... 181,311 22,002,090
EDP SA ........................... 195,344 998,882
Elia Group SA/NV .................... 19,771 2,862,461
Endesa SA ......................... 18,430 679,192
Enel SpA .......................... 830,000 9,170,306
Entergy Corp. ....................... 180,199 17,279,282
Evergy, Inc. ......................... 202,232 15,517,261
Security
Shares
Shares Value
Electric Utilities (continued)
Eversource Energy ................... 44,934 $ 3,106,288
Exelon Corp. ........................ 14,269 638,966
FirstEnergy Corp. .................... 205,980 9,751,093
Fortis, Inc. ......................... 27,682 1,475,940
Iberdrola SA ........................ 169,131 3,802,530
Iberdrola SA
(e)
....................... 2,316 52,070
Kansai Electric Power Co., Inc. (The) ....... 262,400 4,186,577
NextEra Energy, Inc. .................. 241,081 21,191,020
NRG Energy, Inc. ..................... 2,927 446,748
PG&E Corp. ........................ 735,111 11,335,412
Pinnacle West Capital Corp. ............. 56,529 5,288,853
PPL Corp. ......................... 51,065 1,851,106
Southern Co. (The) ................... 100,171 8,946,272
Terna - Rete Elettrica Nazionale ........... 20,596 223,185
Tokyo Electric Power Co. Holdings, Inc.
(e)
..... 12,400 46,578
Xcel Energy, Inc. ..................... 200,203 15,227,440
183,907,730
Electrical Equipment — 0.2%
ABB Ltd. (Registered) .................. 47,044 4,050,399
Accelleron Industries AG ................ 947 90,710
AMETEK, Inc. ....................... 2,533 567,341
Eaton Corp. plc ...................... 4,173 1,466,476
Emerson Electric Co. .................. 10,685 1,570,268
Fujikura Ltd. ........................ 1,100 138,256
GE Vernova, Inc. ..................... 2,781 2,020,035
Generac Holdings, Inc.
(e)
................ 4,510 757,860
Hubbell, Inc. ........................ 2,462 1,201,308
Legrand SA ........................ 3,525 562,794
Mitsubishi Electric Corp. ................ 44,700 1,397,407
Nidec Corp. ........................ 33,300 476,349
Nordex SE
(e)
........................ 2,451 98,129
nVent Electric plc ..................... 7,028 788,963
Prysmian SpA ....................... 7,814 925,517
Schneider Electric SE .................. 4,739 1,358,681
Siemens Energy AG
(e)
.................. 14,060 2,395,544
Vertiv Holdings Co. , Class A ............. 7,659 1,425,953
Vestas Wind Systems A/S ............... 21,281 645,057
21,937,047
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. , Class A ............... 16,889 2,433,367
CDW Corp. ......................... 49,695 6,280,951
Halma plc .......................... 10,850 526,969
Hamamatsu Photonics KK ............... 17,300 193,315
Hexagon AB , Class B .................. 26,562 299,488
Keyence Corp. ...................... 2,900 1,063,895
Keysight Technologies, Inc.
(e)
............. 788 170,468
Kyocera Corp. ....................... 17,000 255,048
Murata Manufacturing Co. Ltd. ............ 157,600 3,201,732
Ralliant Corp. ....................... 31,260 1,655,842
Shimadzu Corp. ...................... 13,000 352,328
TDK Corp. ......................... 46,500 600,000
Teledyne Technologies, Inc.
(e)
............. 757 469,567
17,502,970
Energy Equipment & Services — 0.1%
Baker Hughes Co. , Class A .............. 88,105 4,937,404
Saipem SpA ........................ 6,419 23,707
Tenaris SA ......................... 9,866 219,153
5,180,264
Entertainment — 0.1%
Electronic Arts, Inc. ................... 2,970 605,643
Nintendo Co. Ltd. ..................... 15,000 928,883

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Walt Disney Co. (The) ................. 42,839 $ 4,832,239
6,366,765
Financial Services — 0.2%
Adyen NV
(b)(c)(e)
...................... 295 437,439
Aimbridge Topco LLC
(e)(f)
................ 8,082 488,961
Banca Mediolanum SpA ................ 16,246 381,102
Edenred SE ........................ 13,082 274,013
Fidelity National Information Services, Inc. .... 136,341 7,532,840
Groupe Bruxelles Lambert NV ............ 2,094 198,140
Industrivarden AB , Class A .............. 4,531 226,507
M&G plc ........................... 42,668 180,880
Mitsubishi HC Capital, Inc. ............... 32,200 281,008
Nexi SpA
(b)(c)
........................ 13,946 59,542
ORIX Corp. ......................... 30,700 935,595
Poste Italiane SpA
(b)(c)
.................. 33,155 873,243
Sofina SA .......................... 145 42,255
Visa, Inc. , Class A .................... 27,516 8,855,474
Voya Financial, Inc. ................... 45,670 3,501,062
24,268,061
Food Products — 0.3%
Ajinomoto Co., Inc. .................... 16,500 377,468
Campbell's Co. (The) .................. 102,020 2,854,520
Chocoladefabriken Lindt & Spruengli AG ..... 15 215,572
Chocoladefabriken Lindt & Spruengli AG
(Registered) ...................... 1 147,812
Danone SA ......................... 4,656 364,844
General Mills, Inc. .................... 6,999 323,774
H-Food Holdings LLC
(e)
................. 11,259 145,432
Hormel Foods Corp. ................... 68,269 1,680,100
Kerry Group plc , Class A ................ 2,136 189,873
Kraft Heinz Co. (The) .................. 105,591 2,506,730
Lamb Weston Holdings, Inc. ............. 51,130 2,348,401
McCormick & Co., Inc. (Non-Voting) ........ 18,756 1,159,683
MEIJI Holdings Co. Ltd. ................ 1,800 42,139
Mondelez International, Inc. , Class A ........ 120,258 7,031,485
Mowi ASA .......................... 3,395 78,262
Nestle SA (Registered) ................. 88,732 8,467,389
NH Foods Ltd. ....................... 1,900 86,263
Orkla ASA .......................... 47,759 568,254
WH Group Ltd.
(b)(c)
.................... 121,000 142,792
Yakult Honsha Co. Ltd. ................. 4,300 69,487
28,800,280
Gas Utilities — 0.1%
APA Group
(g)
........................ 455,216 2,802,533
Atmos Energy Corp. ................... 18,894 3,142,828
Enagas SA ......................... 8,740 143,848
Naturgy Energy Group SA ............... 30,404 954,323
Snam SpA ......................... 132,359 909,662
Spire, Inc. .......................... 55,167 4,661,060
Tokyo Gas Co. Ltd. ................... 20,400 905,060
13,519,314
Ground Transportation — 0.5%
Aurizon Holdings Ltd. .................. 1,576,694 4,033,145
Canadian National Railway Co. ........... 112,227 10,796,177
Canadian Pacific Kansas City Ltd. ......... 128,842 9,577,697
Central Japan Railway Co. .............. 3,900 108,803
CSX Corp. ......................... 176,444 6,662,525
East Japan Railway Co. ................ 150,400 3,775,679
Norfolk Southern Corp. ................. 16,481 4,799,926
Union Pacific Corp. ................... 73,175 17,203,443
West Japan Railway Co. ................ 900 18,391
56,975,786
Security
Shares
Shares Value
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories ................... 114,037 $ 12,464,244
Alcon AG .......................... 1,232 99,721
Baxter International, Inc. ................ 509,634 10,228,354
Becton Dickinson & Co. ................ 56,912 11,580,454
Boston Scientific Corp.
(e)
................ 21,452 2,006,406
Coloplast A/S , Class B ................. 6,989 595,777
Cooper Cos., Inc. (The)
(e)
............... 15,003 1,220,944
Dexcom, Inc.
(e)
...................... 16,181 1,181,860
Edwards Lifesciences Corp.
(e)
............ 18,970 1,543,399
EssilorLuxottica SA ................... 4,496 1,374,410
Fisher & Paykel Healthcare Corp. Ltd. ....... 12,260 286,410
GE HealthCare Technologies, Inc. ......... 23,062 1,821,206
Hologic, Inc.
(e)
....................... 15,707 1,176,925
Hoya Corp. ......................... 3,600 603,921
Insulet Corp.
(e)
....................... 3,419 874,614
Intuitive Surgical, Inc.
(e)
................. 5,207 2,625,474
Koninklijke Philips NV .................. 25,452 730,875
Medtronic plc ....................... 128,594 13,240,038
ResMed, Inc. ....................... 10,176 2,628,563
Siemens Healthineers AG
(b)(c)
............. 22,265 1,111,325
Smith & Nephew plc ................... 8,439 143,828
Solventum Corp.
(e)
.................... 13,739 1,057,491
Sonova Holding AG (Registered) .......... 2,805 767,682
STERIS plc ......................... 8,001 2,101,063
Stryker Corp. ....................... 9,142 3,378,518
Sysmex Corp. ....................... 64,700 612,209
Terumo Corp. ....................... 73,800 965,397
Zimmer Biomet Holdings, Inc. ............ 11,118 968,044
77,389,152
Health Care Providers & Services — 0.8%
Amplifon SpA ....................... 8,516 137,301
Cardinal Health, Inc. ................... 56,150 12,065,512
Cencora, Inc. ....................... 12,159 4,367,756
Centene Corp.
(e)
..................... 112,159 4,858,728
Cigna Group (The) .................... 27,926 7,654,796
CVS Health Corp. .................... 179,361 13,365,982
Elevance Health, Inc. .................. 35,770 12,367,120
Fresenius Medical Care AG .............. 6,232 280,558
Fresenius SE & Co. KGaA ............... 2,220 124,182
HCA Healthcare, Inc. .................. 4,285 2,092,237
Henry Schein, Inc.
(e)
................... 23,345 1,762,080
Humana, Inc. ....................... 11,359 2,217,277
McKesson Corp. ..................... 6,246 5,191,738
Molina Healthcare, Inc.
(e)
................ 9,362 1,681,321
Sonic Healthcare Ltd. .................. 25,078 401,043
UnitedHealth Group, Inc. ................ 74,707 21,435,679
90,003,310
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc. ........ 40,140 2,193,249
American Healthcare REIT, Inc. ........... 214,292 10,052,438
CareTrust REIT, Inc. ................... 157,361 5,875,860
Healthcare Realty Trust, Inc. , Class A ....... 155,495 2,610,761
Welltower, Inc. ....................... 23,286 4,386,151
25,118,459
Hotel & Resort REITs — 0.0%
Invincible Investment Corp. .............. 4,183 1,771,578
Hotels, Restaurants & Leisure — 0.1%
Amadeus IT Group SA ................. 2,435 163,259
Carnival plc
(e)
....................... 2,236 66,416
Compass Group plc ................... 53,301 1,598,254
Darden Restaurants, Inc. ............... 9,296 1,853,158
Domino's Pizza, Inc. ................... 1,340 549,842
Entain plc .......................... 21,142 175,399

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Evolution AB
(b)(c)
...................... 11,864 $ 770,699
Fortrex Holdings LLC
(e)(f)
................ 7,924 213,948
Galaxy Entertainment Group Ltd. .......... 51,000 259,119
Genting Singapore Ltd. ................. 111,300 64,259
InterContinental Hotels Group plc .......... 2,924 395,033
McDonald's Corp. .................... 8,455 2,663,325
New Topco
(e)(f)(g)
...................... 12,872 —
Restaurant Brands International, Inc. ........ 17,152 1,149,177
Sands China Ltd. ..................... 141,200 306,444
Sodexo SA ......................... 44,260 2,261,315
Yum! Brands, Inc. .................... 16,971 2,638,990
15,128,637
Household Durables — 0.1%
Bellway plc ......................... 831 30,925
Lennar Corp. , Class A .................. 11,018 1,204,818
Panasonic Holdings Corp. ............... 38,900 533,346
Sekisui House Ltd. .................... 32,600 726,550
Sony Group Corp. .................... 424,300 9,354,928
Taylor Wimpey plc .................... 2,554,571 3,734,684
15,585,251
Household Products — 0.1%
Colgate-Palmolive Co. ................. 10,720 967,909
Henkel AG & Co. KGaA ................ 5,592 461,615
Kimberly-Clark Corp. .................. 4,701 470,053
Procter & Gamble Co. (The) ............. 58,294 8,847,280
Reckitt Benckiser Group plc .............. 48,220 4,019,613
Unicharm Corp. ...................... 61,000 370,273
15,136,743
Independent Power and Renewable Electricity Producers — 0.0%
Orsted A/S
(b)(c)(e)
...................... 133,945 3,013,128
Industrial Conglomerates — 0.2%
CK Hutchison Holdings Ltd. .............. 103,500 834,552
DCC plc ........................... 5,330 337,866
Hitachi Ltd. ......................... 295,900 10,267,770
Honeywell International, Inc. ............. 2,006 456,405
Jardine Matheson Holdings Ltd. ........... 6,900 502,858
Keppel Ltd. ......................... 397,800 3,422,206
Sekisui Chemical Co. Ltd. ............... 21,400 378,510
Siemens AG (Registered) ............... 11,691 3,534,544
Smiths Group plc ..................... 22,973 788,935
Swire Pacific Ltd. , Class A ............... 15,000 144,748
20,668,394
Industrial REITs — 0.4%
CapitaLand Ascendas REIT .............. 69,600 155,755
EastGroup Properties, Inc. .............. 35,332 6,417,705
Goodman Group ..................... 322,708 6,855,509
LondonMetric Property plc ............... 2,192,696 6,019,149
Mitsui Fudosan Logistics Park, Inc. ......... 4,062 3,031,728
Prologis, Inc. ........................ 85,257 11,131,154
Rexford Industrial Realty, Inc. ............ 97,451 3,949,689
STAG Industrial, Inc. .................. 68,036 2,552,030
Tritax Big Box REIT plc ................. 1,315,617 2,986,358
Warehouses De Pauw CVA .............. 127,626 3,616,365
46,715,442
Insurance — 0.8%
Admiral Group plc .................... 18,354 690,734
Ageas SA .......................... 15,389 1,093,087
AIA Group Ltd. ...................... 277,400 3,200,498
Allianz SE (Registered) ................. 38,450 16,930,388
Allstate Corp. (The) ................... 11,458 2,280,027
American International Group, Inc. ......... 24,089 1,803,784
Security
Shares
Shares Value
Insurance (continued)
Arthur J Gallagher & Co. ................ 23,652 $ 5,898,099
ASR Nederland NV ................... 15,024 1,091,204
Assurant, Inc. ....................... 22,026 5,245,051
Aviva plc .......................... 49,380 430,488
AXA SA ........................... 157,441 7,179,174
Chubb Ltd. ......................... 4,492 1,390,544
Cincinnati Financial Corp. ............... 2,094 336,904
Dai-ichi Life Holdings, Inc. ............... 57,100 502,146
Fidelity National Financial, Inc. , Class A ...... 78,659 4,278,263
Generali ........................... 60,129 2,452,688
Hartford Insurance Group, Inc. (The) ........ 3,718 502,153
Japan Post Holdings Co. Ltd. ............. 52,900 636,536
Legal & General Group plc .............. 59,547 216,204
Marsh & McLennan Cos., Inc. ............ 13,708 2,579,709
MS&AD Insurance Group Holdings, Inc. ..... 20,900 532,482
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................... 2,858 1,732,167
NN Group NV ....................... 18,948 1,501,956
Phoenix Financial Ltd. ................. 2,070 100,473
Progressive Corp. (The) ................ 59,976 12,475,008
Prudential plc ....................... 16,203 266,138
Sampo OYJ , Class A .................. 41,271 460,267
Sompo Holdings, Inc. .................. 13,100 451,747
T&D Holdings, Inc. .................... 7,600 187,712
Tokio Marine Holdings, Inc. .............. 33,400 1,244,903
Travelers Cos., Inc. (The) ............... 2,977 846,986
Tryg A/S ........................... 45,526 1,106,419
Unipol Assicurazioni SpA ................ 21,132 470,647
Zurich Insurance Group AG .............. 2,262 1,609,236
81,723,822
Interactive Media & Services — 0.6%
Alphabet, Inc. , Class A ................. 83,711 28,294,318
Alphabet, Inc. , Class C ................. 43,348 14,674,598
Autotrader Group plc
(b)(c)
................ 3,177 23,419
LY Corp. ........................... 184,700 472,910
Meta Platforms, Inc. , Class A ............. 27,209 19,495,249
Rightmove plc ....................... 13,652 92,416
Scout24 SE
(b)(c)
...................... 988 98,367
63,151,277
IT Services — 0.2%
Accenture plc , Class A ................. 58,579 15,443,767
Capgemini SE ....................... 243 37,757
Fujitsu Ltd. ......................... 58,900 1,636,583
Indra Sistemas SA .................... 1,732 111,946
NEC Corp. ......................... 37,700 1,278,017
NEXTDC Ltd.
(e)
...................... 336,164 3,105,991
Nomura Research Institute Ltd. ........... 10,600 322,456
Obic Co. Ltd. ........................ 3,200 88,941
Travelport Technology Ltd.
(e)(f)
............. 246 588,309
22,613,767
Leisure Products — 0.0%
Hasbro, Inc. ........................ 42,812 3,823,540
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. ............... 19,397 2,596,288
Danaher Corp. ...................... 22,302 4,881,685
Eurofins Scientific SE .................. 2,856 231,031
Lonza Group AG (Registered) ............ 977 663,823
QIAGEN NV ........................ 6,123 324,637
Thermo Fisher Scientific, Inc. ............. 10,827 6,264,610
West Pharmaceutical Services, Inc. ........ 6,547 1,513,143
16,475,217

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 0.7%
Amada Co. Ltd. ...................... 3,700 $ 47,399
Atlas Copco AB , Class A ................ 8,610 177,557
Atlas Copco AB , Class B ................ 1,189 21,387
Caterpillar, Inc. ...................... 2,883 1,895,169
CNH Industrial NV .................... 248,145 2,670,040
Cummins, Inc. ....................... 8,201 4,746,903
Daifuku Co. Ltd. ...................... 3,700 132,731
Deere & Co. ........................ 9,343 4,933,104
DMG Mori Co. Ltd. .................... 9,900 174,718
Epiroc AB , Class A .................... 8,944 250,729
Epiroc AB , Class B .................... 1,536 38,303
FANUC Corp. ....................... 13,500 542,087
Fincantieri SpA
(e)
..................... 18,763 356,152
Fortive Corp. ........................ 54,029 2,853,272
GEA Group AG ...................... 8,026 573,882
IHI Corp. .......................... 8,100 187,403
Illinois Tool Works, Inc. ................. 21,768 5,687,108
Knorr-Bremse AG .................... 1,991 231,823
Komatsu Ltd. ....................... 52,800 2,020,932
Kone OYJ , Class B ................... 33,412 2,401,150
Kubota Corp. ....................... 54,500 835,031
Metso OYJ ......................... 2,918 57,049
Middleby Corp. (The)
(e)
................. 18,543 2,728,973
Mitsubishi Heavy Industries Ltd. ........... 72,700 2,140,574
NGK Insulators Ltd. ................... 7,800 186,872
Nordson Corp. ....................... 2,053 563,610
Oshkosh Corp. ...................... 1,745 250,966
Otis Worldwide Corp. .................. 86,776 7,412,406
PACCAR, Inc. ....................... 59,704 7,338,219
Parker-Hannifin Corp. .................. 8,078 7,559,716
Rational AG ........................ 226 181,098
RENK Group AG ..................... 6,943 447,004
Sandvik AB ......................... 58,792 2,321,481
Schindler Holding AG .................. 1,793 691,816
Schindler Holding AG (Registered) ......... 509 187,201
SKF AB , Class B ..................... 29,706 776,714
SMC Corp. ......................... 300 116,631
Snap-on, Inc. ....................... 3,277 1,199,742
Spirax Group plc ..................... 4,039 402,464
Techtronic Industries Co. Ltd. ............. 138,500 1,890,733
Wartsila OYJ Abp ..................... 5,646 228,889
Weir Group plc (The) .................. 4,726 208,741
Westinghouse Air Brake Technologies Corp. ... 1,903 437,956
Xylem, Inc. ......................... 6,549 902,911
Yangzijiang Shipbuilding Holdings Ltd. ....... 32,800 86,143
Yaskawa Electric Corp. ................. 1,400 44,687
69,139,476
Marine Transportation — 0.0%
AP Moller - Maersk A/S , Class A ........... 21 51,495
AP Moller - Maersk A/S , Class B ........... 41 101,382
Nippon Yusen KK ..................... 23,900 785,471
SITC International Holdings Co. Ltd. ........ 43,000 160,570
1,098,918
Media — 0.1%
CyberAgent, Inc. ..................... 61,300 556,119
Dentsu Group, Inc.
(e)
................... 13,400 260,115
Informa plc ......................... 17,908 216,110
Learfield Communications LLC, (Acquired
09/13/23, cost $0)
(e)(f)(h)
............... 4,682 524,384
Mobvista, Inc.
(b)(c)(e)
.................... 27,000 51,497
Publicis Groupe SA ................... 19,152 1,914,210
SES SA , ADR ....................... 285,666 2,339,759
SKY Perfect JSAT Holdings, Inc. .......... 148,200 2,142,213
Versant Media Group, Inc.
(e)
.............. 19,031 620,030
Security
Shares
Shares Value
Media (continued)
WPP plc ........................... 1,564,757 $ 6,490,963
15,115,400
Metals & Mining — 0.2%
Alrosa PJSC
(e)(f)
...................... 607,124 80
Anglo American plc ................... 26,544 1,230,787
Antofagasta plc ...................... 16,067 796,144
Barrick Mining Corp. ................... 50,295 2,303,008
Boliden AB
(e)
........................ 14,741 1,032,264
Endeavour Mining plc .................. 14,672 835,105
Evolution Mining Ltd. .................. 115,292 1,107,175
Freeport-McMoRan, Inc. ................ 18,748 1,129,192
Glencore plc ........................ 198,769 1,355,079
Newmont Corp. ...................... 12,959 1,455,944
Nippon Steel Corp. .................... 6,000 25,002
Novolipetsk Steel PJSC
(e)(f)
.............. 14 —
Rio Tinto plc ........................ 7,402 675,317
South32 Ltd. ........................ 241,558 765,224
Southern Copper Corp. ................. 7,269 1,383,436
Steel Dynamics, Inc. ................... 5,468 981,889
Sumitomo Metal Mining Co. Ltd. ........... 300 16,952
Teck Resources Ltd. , Class B ............ 152,591 8,203,292
23,295,890
Multi-Utilities — 1.0%
Algonquin Power & Utilities Corp. .......... 423,740 2,782,092
Ameren Corp. ....................... 22,599 2,334,025
Black Hills Corp. ..................... 30,322 2,212,900
CenterPoint Energy, Inc. ................ 44,551 1,768,229
Centrica plc ........................ 1,335,925 3,498,134
CMS Energy Corp. .................... 275,264 19,678,623
Consolidated Edison, Inc. ............... 4,825 514,490
Dominion Energy, Inc. .................. 156,890 9,440,071
DTE Energy Co. ..................... 52,757 7,089,486
Engie SA .......................... 36,010 1,075,130
National Grid plc ..................... 747,907 12,706,607
NiSource, Inc. ....................... 104,027 4,607,356
Public Service Enterprise Group, Inc. ....... 38,903 3,204,051
Sempra ........................... 130,530 11,357,415
Veolia Environnement SA ............... 167,104 6,267,603
WEC Energy Group, Inc. ................ 117,191 12,969,528
101,505,740
Municipal-Education — 0.0%
New Knoxville Local School District
(b)(c)(e)(f)
.... 206,902 245,251
Office REITs — 0.2%
BXP, Inc. .......................... 83,508 5,400,462
COPT Defense Properties ............... 92,435 2,847,922
Cousins Properties, Inc. ................ 223,935 5,652,119
Gecina SA ......................... 918 84,320
Hudson Pacific Properties, Inc.
(e)
.......... 132,668 1,143,598
SL Green Realty Corp. ................. 47,252 2,115,945
17,244,366
Oil, Gas & Consumable Fuels — 1.8%
Aker BP ASA ........................ 6,345 186,784
Antero Resources Corp.
(e)
............... 24,066 875,280
BP plc ............................ 1,951,243 12,371,969
Canadian Natural Resources Ltd. .......... 112,406 4,179,573
Cheniere Energy, Inc. .................. 58,772 12,431,453
Chevron Corp. ....................... 21,279 3,764,255
ConocoPhillips ...................... 108,397 11,298,219
Coterra Energy, Inc. ................... 112,826 3,255,030
DT Midstream, Inc. .................... 36,892 4,649,130
Enbridge, Inc. ....................... 209,539 10,228,809
ENEOS Holdings, Inc. ................. 114,600 968,590

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP ................... 236,163 $ 4,357,207
Eni SpA ........................... 66,985 1,369,115
Enterprise Products Partners LP ........... 127,183 4,221,204
EOG Resources, Inc. .................. 47,668 5,345,013
EQT Corp. ......................... 90,171 5,205,572
Expand Energy Corp. .................. 23,825 2,678,168
Galp Energia SGPS SA , Class B .......... 2,960 58,897
Gibson Energy, Inc. ................... 53,734 1,057,987
Kinder Morgan, Inc. ................... 96,325 2,936,949
Kinetik Holdings, Inc. , Class A ............ 15,252 623,959
Koninklijke Vopak NV .................. 66,642 3,326,035
LUKOIL PJSC
(e)(f)
..................... 417,114 55
MPLX LP .......................... 91,246 5,100,651
Novatek PJSC
(e)(f)
..................... 690 —
ONEOK, Inc. ........................ 9,880 782,397
Pembina Pipeline Corp. ................ 238,106 9,893,906
Phillips 66 .......................... 36,435 5,230,609
Plains All American Pipeline LP ........... 220,018 4,233,146
Plains GP Holdings LP , Class A ........... 274,214 5,615,903
Range Resources Corp. ................ 20,317 768,999
Repsol SA ......................... 103,080 2,030,790
Shell plc ........................... 415,256 15,972,917
South Bow Corp. ..................... 52,798 1,499,638
Sunoco LP ......................... 16,653 958,880
Targa Resources Corp. ................. 5,723 1,150,209
TC Energy Corp. ..................... 93,808 5,501,990
TotalEnergies SE ..................... 94,399 6,865,523
Tourmaline Oil Corp. ................... 138,996 6,577,977
Var Energi ASA ...................... 13,447 49,168
Western Midstream Partners LP ........... 65,487 2,715,091
Williams Cos., Inc. (The) ................ 342,172 23,014,489
193,351,536
Passenger Airlines — 0.0%
International Consolidated Airlines Group SA .. 83,228 477,381
JET2 plc ........................... 1,441 24,428
501,809
Personal Care Products — 0.0%
Kao Corp. .......................... 7,100 284,018
L'Oreal SA ......................... 4,443 2,041,290
Unilever plc ......................... 28,049 1,908,157
4,233,465
Pharmaceuticals — 1.6%
Astellas Pharma, Inc. .................. 84,600 1,176,777
AstraZeneca plc ..................... 103,278 19,242,147
Bayer AG (Registered) ................. 176,829 9,352,784
Bristol-Myers Squibb Co. ................ 17,481 962,329
Chugai Pharmaceutical Co. Ltd. ........... 2,600 148,514
Daiichi Sankyo Co. Ltd. ................. 40,500 741,945
Eisai Co. Ltd. ....................... 5,800 161,701
Eli Lilly & Co. ....................... 21,467 22,264,499
Galderma Group AG ................... 1,398 260,586
GSK plc ........................... 201,962 5,223,072
Haleon plc ......................... 524,157 2,741,291
Hikma Pharmaceuticals plc .............. 8,917 187,046
Ipsen SA .......................... 12,346 2,016,909
Johnson & Johnson ................... 12,652 2,875,167
Kyowa Kirin Co. Ltd. ................... 12,700 206,173
Merck & Co., Inc. ..................... 228,436 25,189,638
Novartis AG (Registered) ............... 68,486 10,161,255
Novo Nordisk A/S , Class B .............. 182,255 10,822,164
Ono Pharmaceutical Co. Ltd. ............. 38,500 573,587
Orion OYJ , Class B ................... 20,069 1,659,668
Otsuka Holdings Co. Ltd. ............... 9,800 586,710
Security
Shares
Shares Value
Pharmaceuticals (continued)
Pfizer, Inc. ......................... 53,445 $ 1,413,086
Recordati Industria Chimica e Farmaceutica SpA 26,137 1,440,132
Roche Holding AG .................... 38,904 17,708,881
Sanofi SA .......................... 232,280 21,909,517
Shionogi & Co. Ltd. ................... 5,400 111,182
Takeda Pharmaceutical Co. Ltd. ........... 10,400 354,013
UCB SA ........................... 13,927 4,243,915
Zoetis, Inc. , Class A ................... 19,854 2,478,176
166,212,864
Professional Services — 0.3%
Automatic Data Processing, Inc. ........... 21,363 5,272,816
Broadridge Financial Solutions, Inc. ........ 4,582 903,158
Bureau Veritas SA .................... 9,490 305,505
Equifax, Inc. ........................ 24,296 4,893,214
Experian plc ........................ 33,768 1,278,954
Intertek Group plc .................... 16,715 1,025,426
Leidos Holdings, Inc. .................. 1,813 341,352
Maximus, Inc. ....................... 65,987 6,231,812
Recruit Holdings Co. Ltd. ............... 23,900 1,258,904
RELX plc .......................... 39,985 1,417,549
SGS SA (Registered) .................. 3,977 478,670
SS&C Technologies Holdings, Inc. ......... 125,874 10,307,822
Verisk Analytics, Inc. ................... 1,918 417,088
Wolters Kluwer NV .................... 11,375 1,068,148
35,200,418
Real Estate Management & Development — 0.3%
ADLER Group SA
(e)(f)
.................. 664,216 8
CapitaLand Investment Ltd. .............. 56,600 137,036
CK Asset Holdings Ltd. ................. 66,500 389,566
Daiwa House Industry Co. Ltd. ............ 52,600 1,792,296
Hongkong Land Holdings Ltd. ............ 32,000 271,516
Hulic Co. Ltd. ....................... 9,100 108,444
LEG Immobilien SE ................... 3,473 251,125
Lendlease Corp. Ltd.
(g)
................. 474,174 1,586,830
Mitsubishi Estate Co. Ltd. ............... 87,300 2,224,921
Mitsui Fudosan Co. Ltd. ................ 787,500 9,030,188
Nomura Real Estate Holdings, Inc. ......... 19,400 128,918
PSP Swiss Property AG (Registered) ....... 350 70,252
Sumitomo Realty & Development Co. Ltd. .... 13,700 381,504
Sun Hung Kai Properties Ltd. ............. 332,000 5,331,552
TAG Immobilien AG ................... 51,752 877,991
Tokyu Fudosan Holdings Corp. ............ 240,900 2,230,616
VGP NV ........................... 17,938 2,199,817
Vonovia SE ......................... 172,942 5,063,619
Wharf Real Estate Investment Co. Ltd. ...... 1,099,000 3,815,467
35,891,666
Residential REITs — 0.3%
American Homes 4 Rent , Class A .......... 121,793 3,814,557
AvalonBay Communities, Inc. ............ 17,511 3,111,179
Centurion Accommodation REIT
(e)
......... 369,300 324,631
Equity LifeStyle Properties, Inc. ........... 119,530 7,550,710
Equity Residential .................... 84,676 5,277,008
UDR, Inc. .......................... 123,344 4,582,230
UNITE Group plc (The) ................. 374,975 2,916,325
27,576,640
Retail REITs — 0.2%
Agree Realty Corp. ................... 82,449 5,955,291
Federal Realty Investment Trust ........... 30,529 3,088,314
Klepierre SA ........................ 7,892 304,027
Link REIT .......................... 68,300 314,027
Primaris REIT ....................... 164,634 2,001,023
Regency Centers Corp. ................ 73,351 5,345,087

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs (continued)
Simon Property Group, Inc. .............. 42,314 $ 8,095,091
25,102,860
Semiconductors & Semiconductor Equipment — 1.0%
Advantest Corp. ...................... 12,800 2,116,948
Applied Materials, Inc. ................. 44,694 14,405,770
ASM International NV .................. 1,319 1,107,741
ASML Holding NV .................... 7,261 10,411,592
ASMPT Ltd. ........................ 4,500 60,012
BE Semiconductor Industries NV .......... 5,168 1,005,917
Broadcom, Inc. ...................... 75,751 25,096,306
Disco Corp. ......................... 1,100 468,876
Infineon Technologies AG ............... 9,591 468,832
Kioxia Holdings Corp.
(e)
................. 1,700 232,537
KLA Corp. .......................... 2,155 3,077,211
MediaTek, Inc. ....................... 118,000 6,545,523
Monolithic Power Systems, Inc. ........... 714 802,643
Nova Ltd.
(e)
......................... 830 405,161
NVIDIA Corp. ....................... 9,521 1,819,749
NXP Semiconductors NV ............... 11,839 2,677,271
Renesas Electronics Corp.
(e)
............. 112,900 1,877,014
SCREEN Holdings Co. Ltd. .............. 4,700 598,560
STMicroelectronics NV ................. 8,067 227,796
Taiwan Semiconductor Manufacturing Co. Ltd. . 236,000 13,049,841
Texas Instruments, Inc. ................. 32,212 6,943,297
Tokyo Electron Ltd. ................... 32,800 8,739,858
102,138,455
Software — 0.6%
Check Point Software Technologies Ltd.
(e)
.... 1,041 186,870
Cipher Mining, Inc.
(e)
................... 16,023 255,727
Cleanspark, Inc.
(e)(i)
.................... 14,122 167,204
Core Scientific, Inc.
(e)
.................. 20,831 374,750
CyberArk Software Ltd.
(e)
................ 608 261,945
Dassault Systemes SE ................. 12,777 351,429
Fortinet, Inc.
(e)
....................... 5,606 455,544
Gen Digital, Inc. ...................... 8,576 205,738
Hut 8 Corp.
(e)(i)
....................... 7,388 412,472
Intuit, Inc. .......................... 4,168 2,079,499
Microsoft Corp. ...................... 77,713 33,439,127
Nemetschek SE ...................... 5,390 470,948
Nice Ltd.
(e)
......................... 4,841 512,052
Open Text Corp. ..................... 14,047 358,796
Oracle Corp. ........................ 26,084 4,292,905
Palo Alto Networks, Inc.
(e)
............... 3,506 620,457
Sage Group plc (The) .................. 125,602 1,647,045
SAP SE ........................... 39,601 7,911,030
Terawulf, Inc.
(e)
...................... 20,838 278,604
Trend Micro, Inc.
(e)
.................... 9,500 372,665
Workday, Inc. , Class A
(e)
................ 20,050 3,521,381
Zscaler, Inc.
(e)
....................... 1,484 296,815
58,473,003
Specialized REITs — 0.6%
Crown Castle, Inc. .................... 162,010 14,064,088
DigiCo Infrastructure REIT
(g)
............. 611,781 1,090,558
Digital Realty Trust, Inc. ................ 10,602 1,759,402
Equinix, Inc. ........................ 19,367 15,898,951
Iron Mountain, Inc. .................... 78,977 7,276,151
Keppel DC REIT ..................... 1,887,360 3,381,967
National Storage REIT
(g)
................ 1,139,849 2,184,344
Outfront Media, Inc. ................... 171,428 4,169,129
Public Storage ....................... 18,529 5,117,525
Smartstop Self Storage REIT, Inc. .......... 128,892 4,052,365
VICI Properties, Inc. ................... 14,479 406,570
59,401,050
Security
Shares
Shares Value
Specialty Retail — 0.2%
Avolta AG
(e)
......................... 894 $ 54,732
Fast Retailing Co. Ltd. ................. 2,600 991,985
H & M Hennes & Mauritz AB , Class B ....... 27,200 544,684
Home Depot, Inc. (The) ................ 7,998 2,995,971
Industria de Diseno Textil SA ............. 151,712 9,871,920
Kingfisher plc ....................... 66,441 306,186
Lowe's Cos., Inc. ..................... 26,503 7,077,891
Williams-Sonoma, Inc. ................. 3,841 786,061
Zalando SE
(b)(c)(e)
..................... 1,468 42,213
22,671,643
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc. ......................... 26,686 6,924,483
Canon, Inc. ......................... 28,500 867,508
Dell Technologies, Inc. , Class C ........... 23,740 2,716,806
FUJIFILM Holdings Corp. ............... 62,300 1,244,459
Hewlett Packard Enterprise Co. ........... 273,237 5,880,060
HP, Inc. ........................... 103,873 2,019,291
Logitech International SA (Registered) ....... 7,829 674,485
Pure Storage, Inc. , Class A
(e)
............. 10,799 750,962
Ricoh Co. Ltd. ....................... 7,000 61,941
Samsung Electronics Co. Ltd. , GDR
(b)(c)
...... 9,469 26,067,409
Western Digital Corp. .................. 36,823 9,214,219
56,421,623
Textiles, Apparel & Luxury Goods — 0.1%
adidas AG ......................... 2,310 409,571
Burberry Group plc
(e)
.................. 3,679 55,586
Cie Financiere Richemont SA (Registered) .... 7,848 1,523,373
Hermes International SCA ............... 373 897,438
LVMH Moet Hennessy Louis Vuitton SE ...... 4,462 2,879,796
Pandora A/S ........................ 9,874 799,237
Swatch Group AG (The) ................ 19,674 4,641,836
11,206,837
Tobacco — 0.3%
Altria Group, Inc. ..................... 21,679 1,343,881
British American Tobacco plc ............. 313,716 18,952,713
Imperial Brands plc ................... 67,015 2,822,523
Japan Tobacco, Inc. ................... 42,400 1,532,408
Philip Morris International, Inc. ............ 18,158 3,258,272
27,909,797
Trading Companies & Distributors — 0.2%
AddTech AB , Class B .................. 3,431 111,401
Ashtead Group plc .................... 5,499 354,024
Beijer Ref AB , Class B ................. 2,655 37,794
Brenntag SE ........................ 6,834 415,779
Bunzl plc .......................... 17,376 487,276
Diploma plc ......................... 2,826 205,879
ITOCHU Corp. ...................... 8,600 110,102
Mitsubishi Corp. ...................... 53,500 1,421,299
Mitsui & Co. Ltd. ..................... 179,600 5,866,641
Sumitomo Corp. ..................... 60,600 2,460,911
Toyota Tsusho Corp. ................... 39,300 1,431,276
WESCO International, Inc. ............... 37,057 10,725,408
23,627,790
Transportation Infrastructure — 0.6%
Aena SME SA
(b)(c)
..................... 618,667 19,214,299
Aeroports de Paris SA ................. 16,844 2,225,461
Auckland International Airport Ltd. ......... 1,948,577 9,690,948
Flughafen Zurich AG (Registered) .......... 22,503 6,989,011
Fraport AG Frankfurt Airport Services
Worldwide
(e)
...................... 84,070 7,778,605

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Transportation Infrastructure (continued)
Transurban Group
(g)
................... 1,351,153 $ 13,069,394
58,967,718
Water Utilities — 0.1%
American Water Works Co., Inc. ........... 14,325 1,849,787
Guangdong Investment Ltd. .............. 5,150,000 4,869,011
Severn Trent plc ..................... 14,669 589,192
United Utilities Group plc ................ 42,874 734,240
8,042,230
Wireless Telecommunication Services — 0.2%
Airtel Africa plc
(b)(c)
.................... 18,591 81,057
Altice France Lux 3
(e)
.................. 44,357 834,843
Array Digital Infrastructure, Inc. ........... 61,442 2,960,890
KDDI Corp. ......................... 23,000 388,331
Mobile TeleSystems PJSC
(e)(f)
............. 26,804 4
Rogers Communications, Inc. , Class B ...... 51,555 1,949,295
SoftBank Corp. ...................... 563,900 766,486
SoftBank Group Corp. ................. 52,400 1,430,907
Tele2 AB , Class B .................... 48,060 884,233
T-Mobile US, Inc. ..................... 33,257 6,558,613
Vodafone Group plc ................... 776,158 1,143,068
16,997,727
Total Common Stocks — 25.3%
(Cost: $2,271,689,935) ............................ 2,695,300,856
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 1,212 1,254,410
ATI, Inc.
4.88%, 10/01/29 ................... 614 612,114
7.25%, 08/15/30 ................... 188 197,081
5.13%, 10/01/31 ................... 683 684,078
Axon Enterprise, Inc., 6.25%, 03/15/33
(b)
..... 108 111,904
Boeing Co. (The)
6.26%, 05/01/27 ................... 128 131,280
5.15%, 05/01/30 ................... 1,906 1,958,906
3.63%, 02/01/31 ................... 4,055 3,908,260
3.60%, 05/01/34 ................... 3,809 3,467,073
Bombardier, Inc.
(b)
6.00%, 02/15/28 ................... 202 202,303
8.75%, 11/15/30 ................... 675 723,375
7.25%, 07/01/31 ................... 111 117,845
7.00%, 06/01/32 ................... 280 293,921
6.75%, 06/15/33 ................... 1,605 1,685,879
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
... 130 128,070
Carpenter Technology Corp., 5.63%, 03/01/34
(b)
508 515,504
Czechoslovak Group A/S, 5.25%, 01/10/31
(c)
.. EUR 1,673 2,069,851
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(b)
.................. USD 3,055 3,114,328
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ......................... 107 113,284
GE Capital Funding LLC, 4.55%, 05/15/32 .... 213 214,796
General Electric Co., 4.30%, 07/29/30 ....... 1,857 1,869,638
Goat Holdco LLC, 6.75%, 02/01/32
(b)
........ 287 294,756
L3Harris Technologies, Inc.
5.25%, 06/01/31 ................... 371 386,138
5.40%, 07/31/33 ................... 208 216,577
5.35%, 06/01/34 ................... 95 97,893
4.85%, 04/27/35 ................... 594 592,407
Lockheed Martin Corp.
4.40%, 08/15/30 ................... 1,630 1,646,487
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
4.70%, 12/15/31 ................... USD 545 $ 560,555
4.75%, 02/15/34 ................... 263 266,398
4.80%, 08/15/34 ................... 199 201,271
RTX Corp.
5.15%, 02/27/33 ................... 808 835,669
6.10%, 03/15/34 ................... 500 545,633
Textron, Inc., 4.95%, 03/15/36 ............ 1,685 1,667,284
TransDigm, Inc.
(b)
6.75%, 08/15/28 ................... 517 525,700
6.38%, 03/01/29 ................... 646 664,298
6.63%, 03/01/32 ................... 2,173 2,246,823
6.00%, 01/15/33 ................... 3,130 3,189,135
6.38%, 05/31/33 ................... 2,864 2,915,586
6.25%, 01/31/34 ................... 483 499,166
6.75%, 01/31/34 ................... 3,041 3,147,484
43,873,160
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 ................... 414 399,548
2.40%, 05/15/31 ................... 238 217,079
Rand Parent LLC, 8.50%, 02/15/30
(b)
........ 269 281,108
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(b)
. 129 136,275
United Parcel Service, Inc.
3.40%, 03/15/29 ................... 771 760,629
4.45%, 04/01/30 ................... 333 338,703
2,133,342
Automobile Components — 0.3%
Allison Transmission, Inc., 5.88%, 12/01/33
(b)
.. 487 493,894
American Axle & Manufacturing, Inc.
(b)
6.38%, 10/15/32 ................... 276 281,602
7.75%, 10/15/33 ................... 289 297,302
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29 ................... 1,183 1,188,510
4.65%, 09/13/29 ................... 1,895 1,933,946
3.25%, 03/01/32 ................... 3,412 3,187,996
5.15%, 09/13/34 ................... 2,200 2,221,229
Clarios Global LP
6.75%, 05/15/28
(b)
.................. 546 558,668
6.75%, 02/15/30
(b)
.................. 2,065 2,160,261
4.75%, 06/15/31
(b)
.................. EUR 300 361,292
4.75%, 06/15/31
(c)
.................. 1,302 1,568,009
6.75%, 09/15/32
(b)
.................. USD 1,538 1,591,876
Dana, Inc.
4.25%, 09/01/30 ................... 51 48,717
4.50%, 02/15/32 ................... 83 78,497
Dometic Group AB, 5.00%, 09/11/30
(c)
....... EUR 712 853,390
Forvia SE
5.50%, 06/15/31
(c)
.................. 588 722,860
6.75%, 09/15/33
(b)
.................. USD 550 563,937
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
133 140,808
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ................... 352 344,725
6.63%, 07/15/30 ................... 168 171,522
5.25%, 04/30/31 ................... 15 14,436
5.63%, 04/30/33 ................... 66 62,923
Icahn Enterprises LP
5.25%, 05/15/27 ................... 1,948 1,927,133
9.75%, 01/15/29 ................... 173 174,054
4.38%, 02/01/29 ................... 294 259,511
10.00%, 11/15/29
(b)
................. 344 347,229
IHO Verwaltungs GmbH
(c)(j)
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(a)
..................... EUR 1,164 1,430,444
6.75%, (6.75% Cash or 7.50% PIK), 11/15/29 550 688,188

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Mahle GmbH, 6.50%, 05/02/31
(c)
.......... EUR 864 $ 1,068,041
Schaeffler AG
(c)
4.25%, 04/01/28 ................... 800 968,631
5.38%, 04/01/31 ................... 400 503,799
Tenneco, Inc., 8.00%, 11/17/28
(b)
.......... USD 812 816,832
ZF Europe Finance BV
(c)
2.50%, 10/23/27 ................... EUR 500 586,485
7.00%, 06/12/30 ................... 1,600 2,021,570
ZF Finance GmbH, 2.25%, 05/03/28
(c)
....... 2,200 2,522,066
ZF North America Capital, Inc., 7.50%, 03/24/31
(c)
USD 343 351,571
32,511,954
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd., 10.38%,
03/31/29
(c)
....................... GBP 1,488 1,831,879
Ford Motor Co.
4.35%, 12/08/26 ................... USD 700 699,715
6.63%, 10/01/28 ................... 335 354,012
9.63%, 04/22/30 ................... 109 126,825
7.45%, 07/16/31 ................... 538 597,930
3.25%, 02/12/32 ................... 180 159,899
General Motors Co., 5.35%, 04/15/28 ....... 2,438 2,499,497
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(b)
....................... 817 814,732
Nissan Motor Co. Ltd.
5.25%, 07/17/29
(c)
.................. EUR 1,703 2,077,549
7.75%, 07/17/32
(b)
.................. USD 303 319,779
6.38%, 07/17/33
(c)
.................. EUR 400 490,774
6.38%, 07/17/33
(b)
.................. 225 276,061
8.13%, 07/17/35
(b)
.................. USD 1,435 1,532,468
RCI Banque SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50%, 10/09/34 ................. EUR 1,800 2,249,003
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75%, 03/24/37 ................. 1,300 1,581,063
Rivian Holdings LLC, 10.00%, 01/15/31
(b)
..... USD 360 339,835
15,951,021
Banks — 2.0%
AIB Group plc , (1-day SOFR + 1.65%), 5.32%,
05/15/31
(a)(b)
...................... 2,100 2,169,857
Al Rajhi Sukuk Ltd., (6-Year USD Constant
Maturity + 1.59%), 6.25%
(a)(c)(k)
.......... 1,160 1,167,610
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
.................. 2,800 2,913,643
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(a)(c)
...................... EUR 1,373 1,670,712
Banco Espirito Santo SA
(c)(e)(l)
2.63%, 05/08/17 ................... 800 208,622
4.75%, 01/15/18 ................... 1,500 391,165
4.00%, 01/21/25 ................... 5,400 1,408,196
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
USD 1,160 1,027,795
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
...... 606 622,017
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.77%), 3.71%,
04/24/28 ...................... 11,179 11,132,894
(3-mo. CME Term SOFR + 1.63%), 3.59%,
07/21/28 ...................... 6,526 6,486,630
(1-day SOFR + 2.04%), 4.95%, 07/22/28 .. 2,867 2,906,492
(1-day SOFR + 1.99%), 6.20%, 11/10/28 .. 2,500 2,594,071
(3-mo. CME Term SOFR + 1.30%), 3.42%,
12/20/28 ...................... 3,491 3,452,978
(1-day SOFR + 1.06%), 2.09%, 06/14/29 .. 3,714 3,549,786
(1-day SOFR + 1.33%), 2.97%, 02/04/33 .. 3,495 3,196,413
(1-day SOFR + 1.91%), 5.29%, 04/25/34 .. 1,848 1,898,382
(1-day SOFR + 1.31%), 5.51%, 01/24/36 .. 33 34,257
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of Nova Scotia (The), (1-day SOFR +
1.05%), 4.81%, 02/02/34
(a)
............ USD 1,143 $ 1,144,228
Banque Federative du Credit Mutuel SA, 5.11%,
01/15/36
(b)
....................... 316 315,365
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.38%), 7.63%, 02/11/35
(a)(c)
.... 295 311,719
BNP Paribas SA, (1-day SOFR + 1.29%), 4.92%,
01/15/34
(a)(b)
...................... 1,644 1,635,697
Citigroup, Inc.
(1-day SOFR + 1.28%), 3.07%, 02/24/28
(a)
. 137 135,654
(3-mo. CME Term SOFR + 1.60%), 3.98%,
03/20/30
(a)
..................... 6,259 6,212,498
(1-day SOFR + 1.34%), 4.54%, 09/19/30
(a)
. 1,640 1,653,566
(1-day SOFR + 1.42%), 2.98%, 11/05/30
(a)
. 425 405,050
(1-day SOFR + 1.15%), 2.67%, 01/29/31
(a)
. 3,151 2,952,000
(1-day SOFR + 3.91%), 4.41%, 03/31/31
(a)
. 281 280,957
(1-day SOFR + 1.46%), 4.95%, 05/07/31
(a)
. 4,461 4,552,357
(1-day SOFR + 2.11%), 2.57%, 06/03/31
(a)
. 405 375,494
(1-day SOFR + 1.17%), 4.50%, 09/11/31
(a)
. 210 210,169
(1-day SOFR + 1.17%), 2.56%, 05/01/32
(a)
. 665 603,220
5.88%, 02/22/33 ................... 1,705 1,817,234
(1-day SOFR + 1.94%), 3.79%, 03/17/33
(a)
. 375 356,809
(1-day SOFR + 2.09%), 4.91%, 05/24/33
(a)
. 269 271,818
(1-day SOFR + 2.66%), 6.17%, 05/25/34
(a)
. 1,385 1,466,413
(1-day SOFR + 1.49%), 5.17%, 09/11/36
(a)
. 260 261,105
Citizens Financial Group, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.45%), 5.30%, 01/29/36
(a)
..... 116 116,552
Credit Agricole SA, (1-day SOFR + 1.46%),
5.22%, 05/27/31
(a)(b)
................. 7,617 7,824,149
Eurobank SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25%, 04/30/35 ................. EUR 325 390,672
(1-Year EURIBOR ICE Swap Rate + 1.70%),
4.00%, 02/07/36 ................. 2,112 2,525,373
Fifth Third Bancorp
(a)
(1-day SOFR + 0.95%), 4.57%, 04/29/32 .. USD 5,250 5,245,288
(1-day SOFR + 1.24%), 5.14%, 01/29/37 .. 381 378,384
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
....................... 2,344 2,397,324
HSBC Holdings plc
(a)
(1-day SOFR + 3.35%), 7.39%, 11/03/28 .. 200 211,060
(1-day SOFR + 1.29%), 5.13%, 03/03/31 .. 8,480 8,691,399
(1-day SOFR + 1.19%), 4.62%, 11/06/31 .. 4,450 4,468,811
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.89%), 2.18%, 06/01/28 .. 1,181 1,153,942
(3-mo. CME Term SOFR + 1.38%), 4.01%,
04/23/29 ...................... 2,943 2,941,190
(3-mo. CME Term SOFR + 1.52%), 4.20%,
07/23/29 ...................... 312 313,235
(1-day SOFR + 1.45%), 5.30%, 07/24/29 .. 4,932 5,077,847
(1-day SOFR + 1.16%), 5.58%, 04/22/30 .. 5,449 5,677,194
(3-mo. CME Term SOFR + 1.42%), 3.70%,
05/06/30 ...................... 2,348 2,314,928
(1-day SOFR + 1.13%), 5.00%, 07/22/30 .. 3,986 4,091,301
(1-day SOFR + 2.04%), 2.52%, 04/22/31 .. 2,864 2,666,286
(1-day SOFR + 0.84%), 4.35%, 01/22/32 .. 702 700,151
(1-day SOFR + 1.81%), 6.25%, 10/23/34 .. 1,300 1,418,440
(1-day SOFR + 1.46%), 5.29%, 07/22/35 .. 2,827 2,902,017
(1-day SOFR + 1.68%), 5.57%, 04/22/36 .. 1,192 1,243,677
(1-day SOFR + 1.07%), 4.90%, 01/22/37 .. 490 486,272
Keybank National Association
3.90%, 04/13/29 ................... 1,369 1,346,984
4.90%, 08/08/32 ................... 1,130 1,128,414

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
KeyCorp
(a)
(SOFR Index + 2.06%), 4.79%, 06/01/33 .. USD 1,014 $ 1,012,356
(SOFR Index + 2.42%), 6.40%, 03/06/35 .. 6,864 7,437,298
(1-day SOFR + 1.37%), 5.31%, 01/28/37 .. 276 276,315
Lloyds Banking Group plc
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 4.43%,
11/04/31 ...................... 6,667 6,644,996
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.75%), 7.95%,
11/15/33 ...................... 499 580,386
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.07%,
06/13/36 ...................... 1,640 1,719,080
M&T Bank Corp.
(a)
(1-day SOFR + 2.80%), 7.41%, 10/30/29 .. 1,670 1,810,250
(1-day SOFR + 1.40%), 5.18%, 07/08/31 .. 1,709 1,753,016
(1-day SOFR + 2.26%), 6.08%, 03/13/32 .. 768 815,751
(1-day SOFR + 1.85%), 5.05%, 01/27/34 .. 328 329,288
(1-day SOFR + 1.61%), 5.39%, 01/16/36 .. 1,759 1,783,648
Mitsubishi UFJ Financial Group, Inc.
(a)
Series 8NC7, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.53%), 5.48%, 02/22/31 ........... 467 485,472
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.90%), 5.06%,
01/14/37 ...................... 3,148 3,143,637
Morgan Stanley Bank NA, (1-day SOFR +
0.93%), 4.97%, 07/14/28
(a)
............ 472 478,156
Morgan Stanley Private Bank NA, (1-day SOFR +
0.78%), 4.46%, 11/17/28
(a)
............. 3,295 3,304,028
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a)(c)
EUR 1,062 1,362,897
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.20%), 5.49%, 05/14/30 .. USD 982 1,021,728
(1-day SOFR + 1.26%), 4.81%, 10/21/32 .. 2,290 2,323,056
(SOFR Index + 2.14%), 6.04%, 10/28/33 .. 180 193,779
(1-day SOFR + 1.93%), 5.07%, 01/24/34 .. 250 254,760
(1-day SOFR + 1.95%), 5.94%, 08/18/34 .. 200 213,773
(1-day SOFR + 2.28%), 6.88%, 10/20/34 .. 178 200,044
(1-day SOFR + 1.90%), 5.68%, 01/22/35 .. 190 199,323
(1-day SOFR + 1.60%), 5.40%, 07/23/35 .. 1,181 1,216,169
(1-day SOFR + 1.42%), 5.37%, 07/21/36 .. 655 670,647
Santander UK Group Holdings plc
(a)
(SOFR Index + 1.55%), 4.86%, 09/11/30 .. 1,663 1,684,477
(SOFR Index + 1.52%), 5.69%, 04/15/31 .. 1,116 1,163,769
(1-day SOFR + 1.48%), 2.90%, 03/15/32 .. 1,740 1,600,241
Standard Chartered plc, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.07%), 5.24%, 01/13/37
(a)(b)
........... 654 652,413
Sumitomo Mitsui Financial Group, Inc.
3.04%, 07/16/29 ................... 330 317,742
(1-day SOFR + 1.22%), 5.05%, 01/15/37
(a)
. 1,005 1,002,267
Truist Bank, (1-day SOFR + 0.91%), 4.14%,
10/23/29
(a)
....................... 2,955 2,953,274
Truist Financial Corp., Series I., (1-day SOFR +
0.97%), 4.60%, 01/27/32
(a)
............ 748 749,907
US Bancorp, (1-day SOFR + 0.87%), 4.48%,
01/26/32
(a)
....................... 1,129 1,131,462
Wells Fargo & Co.
(a)
(3-mo. CME Term SOFR + 1.57%), 3.58%,
05/22/28 ...................... 1,019 1,013,491
(1-day SOFR + 1.74%), 5.57%, 07/25/29 .. 1,907 1,973,179
(1-day SOFR + 0.74%), 4.18%, 01/23/30 .. 3,175 3,177,668
(3-mo. CME Term SOFR + 1.26%), 2.57%,
02/11/31 ...................... 1,112 1,039,211
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 4.03%), 4.48%,
04/04/31 ...................... USD 1,440 $ 1,446,950
(1-day SOFR + 1.50%), 5.15%, 04/23/31 .. 7,406 7,626,034
(1-day SOFR + 1.99%), 5.56%, 07/25/34 .. 1,999 2,083,221
(1-day SOFR + 2.06%), 6.49%, 10/23/34 .. 117 128,733
(1-day SOFR + 1.78%), 5.50%, 01/23/35 .. 1,936 2,008,510
208,486,165
Beverages — 0.0%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 .. 157 154,828
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ........................ 156 153,842
Anheuser-Busch InBev Worldwide, Inc.
6.63%, 08/15/33 ................... 140 157,063
5.00%, 06/15/34 ................... 304 312,777
5.88%, 06/15/35 ................... 142 153,505
932,015
Biotechnology — 0.1%
AbbVie, Inc., 3.20%, 11/21/29 ............ 1,206 1,170,013
Amgen, Inc.
4.20%, 03/01/33 ................... 540 526,711
5.25%, 03/02/33 ................... 2,628 2,719,575
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34
(b)
637 638,765
Genmab A/S
(b)
6.25%, 12/15/32 ................... 323 331,087
7.25%, 12/15/33 ................... 794 840,337
Gilead Sciences, Inc., 5.25%, 10/15/33 ...... 1,084 1,134,626
Grifols SA
(c)
2.25%, 11/15/27 ................... EUR 290 342,330
7.13%, 05/01/30 ................... 1,130 1,400,333
7.50%, 05/01/30 ................... 363 450,369
9,554,146
Broadline Retail — 0.2%
Amazon.com, Inc., 4.10%, 11/20/30 ........ USD 9,275 9,275,844
B&M European Value Retail SA
6.50%, 11/27/31
(c)
.................. GBP 2,065 2,769,379
Getty Images, Inc.
(b)
11.25%, 02/21/30 .................. USD 670 599,712
10.50%, 11/15/30 .................. 215 217,703
Match Group Holdings II LLC
(b)
3.63%, 10/01/31 ................... 216 195,601
6.13%, 09/15/33 ................... 1,043 1,046,873
MercadoLibre, Inc., 4.90%, 01/15/33 ........ 634 627,768
Prosus NV, 4.19%, 01/19/32
(b)
............ 654 626,810
Rakuten Group, Inc.
(b)
11.25%, 02/15/27 .................. 353 376,036
9.75%, 04/15/29 ................... 800 896,283
16,632,009
Building Products — 0.2%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
....................... 574 586,877
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(b)
....................... 341 358,650
Builders FirstSource, Inc.
(b)
6.38%, 03/01/34 ................... 249 257,635
6.75%, 05/15/35 ................... 605 635,630
EMRLD Borrower LP
(b)
6.63%, 12/15/30 ................... 4,651 4,814,143
6.75%, 07/15/31 ................... 508 532,973
HT Troplast GmbH, 9.38%, 07/15/28
(c)
....... EUR 1,459 1,805,853
JELD-WEN, Inc.
(b)
4.88%, 12/15/27 ................... USD 831 730,283
7.00%, 09/01/32 ................... 208 130,286

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................... USD 214 $ 214,057
9.75%, 07/15/28 ................... 399 400,995
Quikrete Holdings, Inc.
(b)
6.38%, 03/01/32 ................... 2,593 2,689,178
6.75%, 03/01/33 ................... 978 1,016,013
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
....................... 57 57,178
Standard Building Solutions, Inc.
(b)
6.50%, 08/15/32 ................... 2,403 2,477,822
6.25%, 08/01/33 ................... 1,256 1,283,829
5.88%, 03/15/34 ................... 509 508,506
Standard Industries, Inc.
(b)
4.75%, 01/15/28 ................... 194 192,986
4.38%, 07/15/30 ................... 269 259,507
3.38%, 01/15/31 ................... 186 171,648
Wilsonart LLC, 11.00%, 08/15/32
(b)
......... 327 298,686
19,422,735
Capital Markets — 1.1%
Abu Dhabi Developmental Holding Co. PJSC,
5.38%, 05/08/29
(b)
.................. 1,116 1,150,864
Apollo Debt Solutions BDC
5.88%, 08/30/30 ................... 252 253,934
6.70%, 07/29/31 ................... 130 135,574
6.55%, 03/15/32 ................... 48 49,535
Ares Capital Corp.
3.20%, 11/15/31 ................... 565 501,108
5.80%, 03/08/32 ................... 2,598 2,612,356
Ares Strategic Income Fund
5.70%, 03/15/28 ................... 5,249 5,319,523
4.85%, 01/15/29
(b)
.................. 801 792,301
5.80%, 09/09/30
(b)
.................. 290 290,938
5.15%, 01/15/31
(b)
.................. 325 316,308
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ........................ 75 74,880
Blackstone Private Credit Fund, 3.25%, 03/15/27 1,655 1,629,950
Blue Owl Capital Corp.
5.95%, 03/15/29 ................... 4,461 4,509,191
6.20%, 07/15/30 ................... 2,652 2,676,136
Blue Owl Capital Corp. II, 8.45%, 11/15/26 .... 166 169,989
Blue Owl Credit Income Corp.
6.60%, 09/15/29 ................... 193 198,607
5.80%, 03/15/30 ................... 390 386,811
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
.................. 374 348,341
Credit Suisse USA LLC, 7.13%, 07/15/32 ..... 80 91,147
Deutsche Bank AG
(1-day SOFR + 1.59%), 5.71%, 02/08/28
(a)
. 1,696 1,722,540
(1-day SOFR + 3.18%), 6.72%, 01/18/29
(a)
. 2,547 2,667,919
5.41%, 05/10/29 ................... 4,204 4,370,301
(1-day SOFR + 1.30%), 4.95%, 08/04/31
(a)
. 1,885 1,907,033
(1-day SOFR + 1.10%), 4.47%, 12/10/31
(a)
. 2,490 2,487,231
(5-Year USD Swap Rate + 2.55%), 4.88%,
12/01/32
(a)
..................... 261 262,403
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
1,292 1,322,659
FS KKR Capital Corp., 6.13%, 01/15/31 ...... 1,706 1,651,982
Goldman Sachs Group, Inc. (The)
(3-mo. CME Term SOFR + 1.42%), 3.81%,
04/23/29
(a)
..................... 313 311,124
(1-day SOFR + 1.77%), 6.48%, 10/24/29
(a)
. 5,299 5,609,878
2.60%, 02/07/30 ................... 2,180 2,046,416
3.80%, 03/15/30 ................... 2,135 2,102,672
(1-day SOFR + 1.27%), 5.73%, 04/25/30
(a)
. 3,013 3,145,899
(1-day SOFR + 1.21%), 5.05%, 07/23/30
(a)
. 3,000 3,072,482
(1-day SOFR + 1.58%), 5.22%, 04/23/31
(a)
. 3,410 3,512,477
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 0.96%), 4.52%, 01/21/32
(a)
. USD 10,644 $ 10,639,987
(1-day SOFR + 1.28%), 2.62%, 04/22/32
(a)
. 402 366,127
(1-day SOFR + 1.25%), 2.38%, 07/21/32
(a)
. 431 385,425
(1-day SOFR + 1.26%), 2.65%, 10/21/32
(a)
. 575 519,616
(1-day SOFR + 1.42%), 5.02%, 10/23/35
(a)
. 1,330 1,331,064
(1-day SOFR + 1.38%), 5.54%, 01/28/36
(a)
. 544 562,371
(1-day SOFR + 1.19%), 5.07%, 01/21/37
(a)
. 1,251 1,245,636
Intercontinental Exchange, Inc.
3.63%, 09/01/28 ................... 1,000 991,166
1.85%, 09/15/32 ................... 449 382,464
4.60%, 03/15/33 ................... 1,384 1,391,348
Jane Street Group
(b)
6.13%, 11/01/32 ................... 119 121,202
6.75%, 05/01/33 ................... 581 604,321
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
... 666 648,597
Morgan Stanley
(a)
(1-day SOFR + 1.01%), 5.65%, 04/13/28 .. 3,668 3,737,150
(3-mo. CME Term SOFR + 1.40%), 3.77%,
01/24/29 ...................... 250 248,626
(1-day SOFR + 1.38%), 4.99%, 04/12/29 .. 6,185 6,298,156
(1-day SOFR + 1.59%), 5.16%, 04/20/29 .. 5,644 5,768,011
(1-day SOFR + 0.80%), 4.24%, 01/09/30 .. 2,865 2,870,423
(3-mo. CME Term SOFR + 1.89%), 4.43%,
01/23/30 ...................... 1,042 1,048,833
(1-day SOFR + 1.26%), 5.66%, 04/18/30 .. 1,993 2,075,364
(1-day SOFR + 1.22%), 5.04%, 07/19/30 .. 4,419 4,527,297
(1-day SOFR + 1.10%), 4.65%, 10/18/30 .. 6,313 6,390,393
(1-day SOFR + 1.36%), 2.48%, 09/16/36 .. 1,985 1,745,470
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.94%,
02/07/39 ...................... 127 132,900
Osaic Holdings, Inc.
(b)
6.75%, 08/01/32 ................... 195 202,091
Series JAN, 6.75%, 08/01/32 ........... 395 408,945
8.00%, 08/01/33 ................... 608 630,210
Series Jan, 8.00%, 08/01/33 ........... 485 503,184
S&P Global, Inc.
2.50%, 12/01/29 ................... 297 280,888
1.25%, 08/15/30 ................... 160 140,784
SURA Asset Management SA, 6.35%, 05/13/32
(b)
820 871,734
UBS Group AG
(a)(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.33%,
12/22/27 ...................... 2,095 2,136,317
(3-mo. SOFR + 1.41%), 3.87%, 01/12/29 .. 1,000 994,991
(1-day SOFR + 1.06%), 4.40%, 09/23/31 .. 3,280 3,263,691
(1-day SOFR + 1.76%), 5.58%, 05/09/36 .. 1,050 1,088,492
122,253,783
Chemicals — 0.5%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(b)(j)
........... 590 458,205
Avient Corp., 6.25%, 11/01/31
(b)
........... 164 168,613
Celanese US Holdings LLC
7.00%, 02/15/31 ................... 46 47,052
6.75%, 04/15/33 ................... 204 206,641
7.38%, 02/15/34 ................... 389 395,839
Chemours Co. (The)
5.38%, 05/15/27 ................... 1,037 1,043,847
5.75%, 11/15/28
(b)
.................. 1,063 1,054,193
4.63%, 11/15/29
(b)
.................. 141 131,481
8.00%, 01/15/33
(b)
.................. 153 153,403
Dow Chemical Co. (The)
7.38%, 11/01/29 ................... 199 219,279
4.80%, 01/15/31 ................... 1,205 1,200,960
DuPont de Nemours, Inc., 4.73%, 11/15/28
(b)
.. 1,628 1,649,827

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.... USD 1,535 $ 1,496,084
FIS Fabbrica Italiana Sintetici SpA
(c)
5.63%, 08/01/27 ................... EUR 875 1,037,612
(3-mo. EURIBOR + 3.25%), 5.27%,
02/05/31
(a)
..................... 211 250,064
Herens Holdco SARL, 4.75%, 05/15/28
(b)
..... USD 777 683,665
INEOS Finance plc
(c)
6.38%, 04/15/29 ................... EUR 1,996 2,040,736
7.25%, 03/31/31 ................... 1,525 1,511,268
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29
(c)
1,142 1,103,275
INEOS Styrolution Ludwigshafen GmbH, 2.25%,
01/16/27
(c)
....................... 280 324,272
Ingevity Corp., 3.88%, 11/01/28
(b)
.......... USD 204 198,413
Inversion Escrow Issuer LLC, 6.75%, 08/01/32
(b)
2,212 2,190,976
Italmatch Chemicals SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.13%),
6.23%, 02/05/31
(a)
................ EUR 376 446,262
6.25%, 02/05/31 ................... 193 229,436
Itelyum Regeneration SpA, 5.75%, 04/15/30
(c)
.. 544 654,279
Kronos International, Inc.
9.50%, 03/15/29
(c)
.................. 2,396 2,580,435
Lune Holdings SARL, 5.63%, 11/15/28
(c)
..... 990 114,422
LYB International Finance III LLC
2.25%, 10/01/30 ................... USD 1,926 1,719,522
5.13%, 01/15/31 ................... 1,797 1,806,361
5.63%, 05/15/33 ................... 1,787 1,799,473
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
...... 160 161,145
Maxam Prill SARL, 6.00%, 07/15/30
(c)
....... EUR 2,329 2,865,916
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
....................... USD 220 226,868
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
. 720 714,600
Nutrien Ltd., 4.20%, 04/01/29 ............. 589 588,807
Olympus Water US Holding Corp.
5.38%, 10/01/29
(c)
.................. EUR 1,072 1,187,880
6.25%, 10/01/29
(b)
.................. USD 215 210,382
7.25%, 06/15/31
(b)
.................. 984 1,008,646
6.13%, 02/15/33
(c)
.................. EUR 974 1,157,101
7.25%, 02/15/33
(b)
.................. USD 3,210 3,197,508
Perimeter Holdings LLC, 6.25%, 01/15/34
(b)
... 962 962,039
Sasol Financing USA LLC, 6.50%, 09/27/28 ... 941 935,411
SCIL IV LLC, 9.50%, 07/15/28
(c)
........... EUR 982 1,221,042
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................... USD 355 334,171
4.38%, 02/01/32 ................... 79 74,475
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
....................... 1,181 1,162,104
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(b)
....................... 756 759,996
Synthomer plc, 7.38%, 05/02/29
(c)
.......... EUR 1,439 1,384,346
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................... USD 127 127,000
5.63%, 08/15/29 ................... 3,564 3,406,041
7.38%, 03/01/31 ................... 682 696,146
6.63%, 08/15/32 ................... 950 944,752
7.00%, 08/01/33 ................... 554 554,693
50,796,964
Commercial Services & Supplies — 0.5%
ADT Security Corp. (The)
(b)
4.88%, 07/15/32 ................... 309 299,225
5.88%, 10/15/33 ................... 1,038 1,052,272
Allied Universal Holdco LLC
4.63%, 06/01/28
(b)
.................. 1,961 1,936,331
4.88%, 06/01/28
(c)
.................. GBP 1,433 1,934,081
6.00%, 06/01/29
(b)
.................. USD 2,781 2,757,375
6.88%, 06/15/30
(b)
.................. 2,303 2,391,679
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
7.88%, 02/15/31
(b)
.................. USD 5,337 $ 5,616,781
Amber Finco plc, 6.63%, 07/15/29
(c)
........ EUR 1,127 1,397,618
APCOA GmbH, 6.00%, 04/15/31
(c)
......... 1,755 2,111,675
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................... USD 234 227,565
4.75%, 10/15/29 ................... 141 138,243
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.... 248 247,864
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.55%,
05/01/30
(a)(c)
...................... EUR 463 553,942
Bidvest Group UK plc (The), 6.20%, 09/17/32
(b)
. USD 252 256,569
Biffa Group Holdings Ltd.
(c)
5.25%, 06/15/31 ................... EUR 490 580,900
7.38%, 06/15/31 ................... GBP 875 1,217,351
Brink's Co. (The)
(b)
6.50%, 06/15/29 ................... USD 173 178,477
6.75%, 06/15/32 ................... 833 867,082
Clean Harbors, Inc., 6.38%, 02/01/31
(b)
...... 64 65,532
Currenta Group Holdings SARL, 5.50%,
05/15/30
(c)
....................... EUR 779 946,763
Deluxe Corp., 8.13%, 09/15/29
(b)
.......... USD 133 139,556
Garda World Security Corp.
(b)
7.75%, 02/15/28 ................... 430 439,143
6.00%, 06/01/29 ................... 104 102,335
8.25%, 08/01/32 ................... 1,527 1,560,388
8.38%, 11/15/32 ................... 3,814 3,915,704
GFL Environmental Holdings US, Inc., 5.50%,
02/01/34
(b)
....................... 1,047 1,049,410
GFL Environmental, Inc.
(b)
4.00%, 08/01/28 ................... 100 98,419
4.75%, 06/15/29 ................... 2 1,987
4.38%, 08/15/29 ................... 550 538,740
6.75%, 01/15/31 ................... 144 150,643
Group Labl, Inc.
(f)
5.88%, 11/01/28 ................... 430 195,650
9.50%, 11/01/28 ................... 432 196,560
8.63%, 10/01/31 ................... 339 154,245
Luna 1.5 SARL
(j)
10.36%, (10.36% Cash or 11.25% PIK),
07/01/32
(c)
..................... EUR 744 920,810
10.36%, (10.36% Cash or 10.50% PIK),
07/01/32
(b)
..................... 165 204,212
Luna 2.5 SARL, 5.50%, 07/01/32
(c)
......... 438 529,242
Madison IAQ LLC, 5.88%, 06/30/29
(b)
....... USD 1,203 1,201,504
Paprec Holding SA, 4.13%, 07/15/30
(c)
...... EUR 1,227 1,465,084
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
....................... USD 442 442,939
Republic Services, Inc., 4.88%, 04/01/29 ..... 1,803 1,848,183
Reworld Holding Corp., 4.88%, 12/01/29
(b)
.... 313 303,008
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
.. 1,096 1,140,605
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(b)
....................... 878 887,974
Techem Verwaltungsgesellschaft 675 mbH
(c)
4.63%, 07/15/32 ................... EUR 400 477,294
(3-mo. EURIBOR at 0.00% Floor + 3.00%),
5.03%, 07/15/32
(a)
................ 206 245,872
Verisure Holding AB, 7.13%, 02/01/28
(c)
...... 568 687,995
Veritiv Operating Co., 10.50%, 11/30/30
(b)
.... USD 177 189,522
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
..... 2,624 2,695,806
Williams Scotsman, Inc.
(b)
6.63%, 06/15/29 ................... 812 839,494
6.63%, 04/15/30 ................... 735 761,542
7.38%, 10/01/31 ................... 255 265,861
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
.... 169 175,857
48,602,909

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment — 0.1%
Motorola Solutions, Inc.
4.60%, 05/23/29 ................... USD 739 $ 747,919
2.75%, 05/24/31 ................... 2,521 2,315,522
5.20%, 08/15/32 ................... 3,869 3,992,744
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
...... 174 165,382
7,221,567
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33
(b)
.............. 905 927,080
Arcosa, Inc.
(b)
4.38%, 04/15/29 ................... 838 823,775
6.88%, 08/15/32 ................... 32 33,708
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
....................... 1,476 1,415,100
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(e)(f)(l)
............... CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.... USD 318 313,027
Heathrow Finance plc
(c)
3.88%, 03/01/27
(d)
.................. GBP 1,745 2,363,819
6.63%, 03/01/31 ................... 821 1,145,590
Weekley Homes LLC, 6.75%, 01/15/34
(b)
..... USD 304 305,562
7,327,661
Consumer Finance — 0.6%
AerCap Ireland Capital DAC
4.95%, 09/10/34 ................... 532 528,478
5.00%, 11/15/35 ................... 1,910 1,881,417
Ally Financial, Inc.
(1-day SOFR + 2.82%), 6.85%, 01/03/30
(a)
. 950 1,005,658
(SOFR Index + 1.73%), 5.54%, 01/17/31
(a)
. 4,418 4,523,287
8.00%, 11/01/31 ................... 367 416,141
(1-day SOFR + 1.78%), 5.55%, 07/31/33
(a)
. 2,695 2,712,293
American Express Co.
(a)
(1-day SOFR + 1.22%), 4.92%, 07/20/33 .. 2,900 2,937,797
(1-day SOFR + 1.42%), 5.28%, 07/26/35 .. 1,135 1,161,991
Azorra Finance Ltd.
(b)
7.75%, 04/15/30 ................... 176 185,228
7.25%, 01/15/31 ................... 521 545,663
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(a)(b)
.... 46 47,214
Capital One Financial Corp.
(a)
(1-day SOFR + 1.25%), 4.49%, 09/11/31 .. 760 754,950
(1-day SOFR + 3.07%), 7.62%, 10/30/31 .. 1,540 1,728,683
(1-day SOFR + 2.04%), 6.18%, 01/30/36 .. 1,331 1,378,029
(1-day SOFR + 1.63%), 5.20%, 09/11/36 .. 1,185 1,168,494
Encore Capital Group, Inc., 4.25%, 06/01/28
(c)
. GBP 400 526,417
Ford Motor Credit Co. LLC
7.35%, 11/04/27 ................... USD 364 380,158
6.80%, 05/12/28 ................... 5,004 5,236,414
5.30%, 09/06/29 ................... 3,905 3,956,461
7.35%, 03/06/30 ................... 1,710 1,846,272
7.20%, 06/10/30 ................... 1,045 1,124,166
4.00%, 11/13/30 ................... 1,895 1,802,611
6.05%, 03/05/31 ................... 369 381,429
3.63%, 06/17/31 ................... 879 812,414
5.87%, 10/31/35 ................... 821 817,519
General Motors Financial Co., Inc.
4.00%, 10/06/26 ................... 1,050 1,050,117
4.20%, 10/27/28 ................... 2,240 2,245,750
4.90%, 10/06/29 ................... 3,814 3,875,393
5.45%, 01/08/36 ................... 430 431,860
GGAM Finance Ltd.
(b)
8.00%, 06/15/28 ................... 239 251,645
6.88%, 04/15/29 ................... 818 846,291
5.88%, 03/15/30 ................... 45 45,731
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
....................... USD 712 $ 739,376
Navient Corp.
9.38%, 07/25/30 ................... 288 310,160
7.88%, 06/15/32 ................... 158 159,473
OneMain Finance Corp.
6.63%, 05/15/29 ................... 621 640,113
5.38%, 11/15/29 ................... 280 279,262
7.88%, 03/15/30 ................... 188 198,314
6.13%, 05/15/30 ................... 503 512,756
4.00%, 09/15/30 ................... 319 299,199
7.50%, 05/15/31 ................... 89 93,303
7.13%, 11/15/31 ................... 110 113,985
6.75%, 03/15/32 ................... 2,031 2,075,773
7.13%, 09/15/32 ................... 298 308,609
6.50%, 03/15/33 ................... 783 787,012
6.75%, 09/15/33 ................... 960 970,640
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
1,981 2,076,137
Synchrony Financial
5.15%, 03/19/29 ................... 359 364,432
(1-day SOFR + 1.40%), 5.02%, 07/29/29
(a)
. 1,245 1,259,530
7.25%, 02/02/33 ................... 911 967,553
Toyota Motor Credit Corp.
5.05%, 05/16/29 ................... 287 296,114
4.55%, 08/09/29 ................... 256 260,450
3.38%, 04/01/30 ................... 180 175,008
59,493,170
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
(b)
5.50%, 03/31/31 ................... 296 296,524
5.63%, 03/31/32 ................... 260 259,736
6.25%, 03/15/33 ................... 600 612,661
5.75%, 03/31/34 ................... 1,045 1,027,730
Bellis Acquisition Co. plc
(c)
8.13%, 05/14/30 ................... GBP 1,240 1,550,666
8.00%, 07/01/31 ................... EUR 1,798 2,016,980
Boots Group Finco LP
5.38%, 08/31/32
(c)
.................. 566 692,975
5.38%, 08/31/32
(b)
.................. 565 691,750
Series 144*, 7.38%, 08/31/32
(b)
......... GBP 245 346,914
7.38%, 08/31/32
(c)
.................. 282 399,306
Cencosud SA, 4.38%, 07/17/27
(c)
.......... USD 1,272 1,271,873
FR Bondco SAS , 6.88%, 10/31/32
(c)
........ EUR 449 539,639
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... USD 179 187,550
Market Bidco Finco plc, 6.75%, 01/31/31
(c)
.... EUR 1,065 1,248,867
New Immo Holding SA
(c)
5.88%, 04/17/28 ................... 300 369,214
4.88%, 12/08/28 ................... 700 845,534
4.95%, 11/14/30 ................... 400 481,209
Ocado Group plc
(c)
6.25%, 08/06/29
(m)
................. GBP 600 745,754
11.00%, 06/15/30 .................. 325 454,694
Performance Food Group, Inc., 6.13%,
09/15/32
(b)
....................... USD 852 875,053
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
.. 293 293,516
US Foods, Inc.
(b)
4.75%, 02/15/29 ................... 135 134,459
7.25%, 01/15/32 ................... 54 56,658
15,399,262
Containers & Packaging — 0.4%
Amcor Flexibles North America, Inc., 5.50%,
03/17/35 ........................ 3,042 3,145,647
Ardagh Group SA
9.50%, 12/01/30
(b)
.................. 771 833,292

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
12.00%, (12.00% Cash or 6.50% PIK),
12/01/30
(a)(b)(j)
................... USD 1,400 $ 1,284,072
12.00%, (12.00 % Cash or 7.50% PIK),
12/01/30
(a)(c)(j)
................... EUR 2,232 2,463,388
Ardagh Metal Packaging Finance USA LLC
3.25%, 09/01/28
(b)
.................. USD 200 192,372
3.00%, 09/01/29
(c)
.................. EUR 782 888,352
4.00%, 09/01/29
(b)
.................. USD 3,069 2,915,252
6.25%, 01/30/31
(b)
.................. 575 590,911
Ardagh Packaging Finance plc, 9.50%,
12/01/30
(c)
....................... 1,619 1,749,535
Ball Corp.
4.25%, 07/01/32 ................... EUR 225 272,491
5.50%, 09/15/33 ................... USD 215 218,526
Berry Global, Inc., 5.80%, 06/15/31 ......... 4,019 4,252,649
Canpack SA, 2.38%, 11/01/27
(c)
........... EUR 300 351,348
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................... USD 460 464,053
6.88%, 01/15/30 ................... 1,105 1,119,365
6.75%, 04/15/32 ................... 1,821 1,835,212
Crown Americas LLC, 5.88%, 06/01/33
(b)
..... 847 866,332
Fiber Midco SpA, 10.75%, (10.75% Cash or
10.75% PIK), 06/15/29
(c)(j)
............. EUR 371 320,489
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
..... USD 665 600,202
Kleopatra Finco SARL, 0.00%, 01/30/31
(f)(n)
... EUR 2,123 2,265,313
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 04/15/30 ................... USD 7,415 7,554,031
9.25%, 04/15/30 ................... 541 532,184
OI European Group BV
(c)
6.25%, 05/15/28 ................... EUR 928 1,128,820
5.25%, 06/01/29 ................... 866 1,057,118
Sealed Air Corp.
(b)
4.00%, 12/01/27 ................... USD 83 82,684
5.00%, 04/15/29 ................... 119 119,783
6.50%, 07/15/32 ................... 300 311,444
Silgan Holdings, Inc., 4.25%, 02/15/31
(b)
..... EUR 560 670,816
Trivium Packaging Finance BV
6.63%, 07/15/30
(b)
.................. 130 162,580
6.63%, 07/15/30
(c)
.................. 283 353,924
8.25%, 07/15/30
(b)
.................. USD 757 807,775
12.25%, 01/15/31
(b)
................. 200 218,842
39,628,802
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ................ 30 28,950
Gates Corp., 6.88%, 07/01/29 ............ 327 339,927
Resideo Funding, Inc.
4.00%, 09/01/29 ................... 190 183,022
6.50%, 07/15/32 ................... 876 889,806
1,441,705
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
.... 963 981,337
Multiversity SpA
(c)
(3-mo. EURIBOR at 4.25% Floor + 4.25%),
6.28%, 10/30/28
(a)
................ EUR 600 712,187
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.28%, 05/17/31
(a)
................ 1,315 1,563,242
7.13%, 05/17/31 ................... 819 1,021,460
Service Corp. International
4.00%, 05/15/31 ................... USD 419 398,729
5.75%, 10/15/32 ................... 1,881 1,910,838
Sotheby's
(b)
7.38%, 10/15/27 ................... 794 790,920
5.88%, 06/01/29 ................... 400 383,561
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... USD 1,199 $ 1,260,686
9,022,960
Diversified REITs — 0.1%
Digital Realty Trust, Inc., 1.88%, 11/15/29
(b)(m)
.. 89 91,955
GLP Capital LP
5.75%, 06/01/28 ................... 881 902,732
4.00%, 01/15/30 ................... 813 791,062
3.25%, 01/15/32 ................... 754 682,577
6.75%, 12/01/33 ................... 362 392,193
5.63%, 09/15/34 ................... 969 980,912
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32
(b)
............... 430 411,246
Simon Property Group LP
2.65%, 07/15/30 ................... 500 468,520
4.38%, 10/01/30 ................... 2,780 2,793,347
Trust Fibra Uno, 7.70%, 01/23/32
(c)
......... 580 633,592
Uniti Group LP, Series Feb, 8.63%, 06/15/32
(b)
. 1,138 1,146,535
VICI Properties LP
4.63%, 12/01/29
(b)
.................. 1,263 1,263,293
4.95%, 02/15/30 ................... 843 853,242
4.13%, 08/15/30
(b)
.................. 4,674 4,536,038
15,947,244
Diversified Telecommunication Services — 0.7%
Altice Financing SA, 3.00%, 01/15/28
(c)
...... EUR 1,435 1,220,401
Altice France SA
4.75%, 10/15/30
(c)
.................. 1,765 2,019,198
6.88%, 10/15/30
(b)
.................. USD 448 440,247
5.50%, 10/15/31
(c)
.................. EUR 264 302,971
6.50%, 10/15/31
(b)
.................. USD 579 564,498
6.50%, 04/15/32
(b)
.................. 1,059 1,034,489
5.63%, 07/15/32
(c)
.................. EUR 977 1,126,706
6.88%, 07/15/32
(b)
.................. USD 1,157 1,130,283
APLD ComputeCo LLC, 9.25%, 12/15/30
(b)
.... 450 467,435
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c)(e)(l)
1,000 200
CCO Holdings LLC
5.38%, 06/01/29
(b)
.................. 693 685,311
6.38%, 09/01/29
(b)
.................. 187 188,788
4.75%, 03/01/30
(b)
.................. 1,300 1,241,891
4.50%, 08/15/30
(b)
.................. 810 761,271
4.25%, 02/01/31
(b)
.................. 1,046 957,660
4.75%, 02/01/32
(b)
.................. 530 484,094
4.50%, 05/01/32 ................... 240 215,373
7.00%, 02/01/33
(b)
.................. 591 596,708
4.50%, 06/01/33
(b)
.................. 658 575,729
4.25%, 01/15/34
(b)
.................. 2,142 1,809,327
7.38%, 02/01/36
(b)
.................. 1,743 1,745,090
Cipher Compute LLC, 7.13%, 11/15/30
(b)
..... 1,543 1,589,924
Comcast Corp.
2.65%, 02/01/30 ................... 562 530,016
3.40%, 04/01/30 ................... 1,179 1,142,336
4.25%, 10/15/30 ................... 132 131,961
1.95%, 01/15/31 ................... 685 612,155
1.50%, 02/15/31 ................... 223 194,643
4.20%, 08/15/34 ................... 700 666,685
4.40%, 08/15/35 ................... 4,693 4,461,736
eircom Finance DAC, 5.00%, 04/30/31
(c)
..... EUR 1,869 2,254,024
Fibercop SpA
4.75%, 06/30/30
(c)
.................. 1,181 1,433,330
5.13%, 06/30/32
(c)
.................. 262 317,725
Series 2033, 6.38%, 11/15/33
(b)
......... USD 222 224,833
Series 2034, 6.00%, 09/30/34
(b)
......... 200 194,218
Flash Compute LLC, 7.25%, 12/31/30
(b)
...... 1,417 1,421,808
Frontier Communications Holdings LLC
5.00%, 05/01/28
(b)
.................. 538 538,018

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
6.75%, 05/01/29
(b)
.................. USD 128 $ 128,449
5.88%, 11/01/29 ................... 309 311,559
6.00%, 01/15/30
(b)
.................. 264 266,315
8.75%, 05/15/30
(b)
.................. 567 584,684
8.63%, 03/15/31
(b)
.................. 496 518,566
Iliad SA, 4.25%, 01/09/32
(c)
.............. EUR 1,100 1,319,495
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
. 766 918,101
Level 3 Financing, Inc.
(b)
3.63%, 01/15/29 ................... USD 96 89,052
6.88%, 06/30/33 ................... 3,939 4,059,312
7.00%, 03/31/34 ................... 3,214 3,329,369
8.50%, 01/15/36 ................... 3,442 3,523,692
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(c)
. EUR 1,345 1,649,399
Lumen Technologies, Inc.
(b)
4.13%, 04/15/29 ................... USD 397 397,320
4.13%, 04/15/30 ................... 397 397,360
10.00%, 10/15/32 .................. 396 395,898
Maya SAS, 7.00%, 04/15/32
(b)
............ 679 695,948
Sable International Finance Ltd., 7.13%,
10/15/32
(b)
....................... 946 958,175
Sprint Capital Corp., 6.88%, 11/15/28 ....... 4,469 4,794,508
Telecom Argentina SA, 9.25%, 05/28/33
(b)
.... 609 643,201
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 1,024 1,144,038
Turk Telekomunikasyon A/S, 6.95%, 10/07/32
(b)
536 546,886
Uniti Services LLC, 7.50%, 10/15/33
(b)
....... 849 876,553
Verizon Communications, Inc.
2.36%, 03/15/32 ................... 822 724,687
4.75%, 01/15/33 ................... 1,880 1,880,512
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
... 520 454,361
Virgin Media Secured Finance plc
5.25%, 05/15/29
(c)
.................. GBP 361 484,611
5.50%, 05/15/29
(b)
.................. USD 400 394,525
4.13%, 08/15/30
(c)
.................. GBP 942 1,170,146
4.50%, 08/15/30
(b)
.................. USD 258 238,343
Windstream Services LLC, 8.25%, 10/01/31
(b)
.. 3,702 3,877,938
WULF Compute LLC, 7.75%, 10/15/30
(b)
..... 2,156 2,248,751
Zayo Group Holdings, Inc.
(a)(b)(j)
6.25%, (6.25% Cash or 0.50% PIK), 03/09/30 3,420 3,332,953
9.00%, (9.00% Cash or 1.88% PIK), 09/09/30 186 169,295
75,805,084
Electric Utilities — 1.1%
AEP Transmission Co. LLC, 5.38%, 06/15/35 .. 310 318,784
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(c)
....................... 580 544,782
Alabama Power Co., 3.05%, 03/15/32 ....... 500 463,226
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 309 320,372
Arizona Public Service Co., 5.70%, 08/15/34 .. 1,680 1,762,068
Baltimore Gas & Electric Co.
5.30%, 06/01/34 ................... 713 734,807
5.45%, 06/01/35 ................... 1,174 1,215,155
California Buyer Ltd.
5.63%, 02/15/32
(c)
.................. EUR 1,754 2,103,606
6.38%, 02/15/32
(b)
.................. USD 236 235,338
CenterPoint Energy Houston Electric LLC
5.05%, 03/01/35 ................... 535 540,407
Series AQ, 4.95%, 08/15/35 ........... 283 283,187
ContourGlobal Power Holdings SA
5.00%, 02/28/30
(c)
.................. EUR 875 1,064,700
6.75%, 02/28/30
(b)
.................. USD 848 874,525
4.38%, 07/31/31
(c)
.................. EUR 1,043 1,229,002
DTE Electric Co.
5.20%, 03/01/34 ................... USD 208 214,443
Series A, 6.63%, 06/01/36 ............. 115 128,978
Duke Energy Carolinas LLC
4.85%, 03/15/30 ................... 699 719,186
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.55%, 04/15/31 ................... USD 773 $ 712,362
6.45%, 10/15/32 ................... 244 269,796
4.95%, 01/15/33 ................... 834 856,101
Duke Energy Florida LLC
2.50%, 12/01/29 ................... 231 218,364
1.75%, 06/15/30 ................... 217 195,802
2.40%, 12/15/31 ................... 431 389,189
Duke Energy Kentucky, Inc., (Acquired 08/11/25,
cost $2,980,000), 6.01%, 09/15/35
(f)(h)
..... 2,980 3,032,150
Duke Energy Progress LLC
3.40%, 04/01/32 ................... 934 883,718
5.70%, 04/01/35 ................... 30 31,350
Enel Finance International NV
(b)
4.88%, 06/14/29 ................... 710 731,809
4.38%, 09/30/30 ................... 4,375 4,364,465
Exelon Corp., 4.05%, 04/15/30 ............ 135 133,743
FirstEnergy Corp.
Series B, 3.90%, 07/15/27
(d)
........... 3,905 3,896,106
2.65%, 03/01/30 ................... 2,833 2,648,971
FirstEnergy Transmission LLC, 5.00%, 01/15/35 1,382 1,381,728
Florida Power & Light Co.
4.80%, 05/15/33 ................... 144 146,239
4.95%, 06/01/35 ................... 140 140,958
Georgia Power Co.
Series B, 2.65%, 09/15/29 ............. 540 514,593
4.55%, 03/15/30 ................... 2,856 2,898,590
4.70%, 05/15/32 ................... 1,523 1,543,409
5.25%, 03/15/34 ................... 168 173,207
Interstate Power & Light Co.
5.70%, 10/15/33 ................... 136 142,985
4.95%, 09/30/34 ................... 882 879,621
MidAmerican Energy Co.
3.10%, 05/01/27 ................... 477 473,743
5.35%, 01/15/34 ................... 143 148,769
5.75%, 11/01/35 ................... 80 85,315
Minejesa Capital BV, 5.63%, 08/10/37
(b)
...... 511 505,307
NextEra Energy Capital Holdings, Inc.
4.85%, 02/04/28 ................... 1,090 1,109,419
2.75%, 11/01/29 ................... 794 756,807
2.44%, 01/15/32 ................... 571 508,152
5.05%, 02/28/33 ................... 274 280,051
NRG Energy, Inc.
(b)
2.45%, 12/02/27 ................... 2,180 2,107,437
5.75%, 07/15/29 ................... 764 761,119
6.00%, 02/01/33 ................... 1,182 1,204,680
5.75%, 01/15/34 ................... 1,106 1,113,335
6.25%, 11/01/34 ................... 1,430 1,468,028
6.00%, 01/15/36 ................... 3,242 3,275,837
Ohio Power Co.
Series Q, 1.63%, 01/15/31 ............ 1,049 919,767
5.00%, 06/01/33 ................... 660 666,290
5.65%, 06/01/34 ................... 508 528,983
Series F, 5.85%, 10/01/35 ............. 129 136,129
Pacific Gas & Electric Co.
5.55%, 05/15/29 ................... 1,500 1,549,529
4.55%, 07/01/30 ................... 5,838 5,821,922
2.50%, 02/01/31 ................... 5,344 4,831,965
3.25%, 06/01/31 ................... 999 930,193
6.95%, 03/15/34 ................... 1,327 1,470,855
5.80%, 05/15/34 ................... 3,150 3,267,656
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
89 88,143
PECO Energy Co.
4.90%, 06/15/33 ................... 537 547,576
4.88%, 09/15/35 ................... 218 218,756

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.95%, 10/01/36 ................... USD 197 $ 212,987
PG&E Corp., 5.25%, 07/01/30 ............ 523 519,831
Pinnacle West Capital Corp., 5.15%, 05/15/30 . 2,307 2,376,186
PPL Capital Funding, Inc., 5.25%, 09/01/34 ... 581 592,491
Public Service Electric & Gas Co.
1.90%, 08/15/31 ................... 427 377,131
3.10%, 03/15/32 ................... 179 166,068
4.90%, 12/15/32 ................... 824 840,142
Series Q, 5.05%, 03/01/35 ............ 1,120 1,141,039
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/31
(b)
646 648,584
Southern California Edison Co.
Series G, 2.50%, 06/01/31 ............ 1,010 909,600
2.75%, 02/01/32 ................... 1,160 1,040,727
Southern Co. (The)
5.20%, 06/15/33 ................... 2,256 2,313,820
5.70%, 03/15/34 ................... 588 617,804
4.85%, 03/15/35 ................... 1,475 1,455,177
4.25%, 07/01/36 ................... 421 393,296
System Energy Resources, Inc., 5.30%, 12/15/34 927 936,242
Trans-Allegheny Interstate Line Co., 5.00%,
01/15/31
(b)
....................... 2,884 2,964,555
Vistra Operations Co. LLC
(b)
4.38%, 05/01/29 ................... 7,333 7,241,202
4.30%, 07/15/29 ................... 1,399 1,391,961
4.70%, 01/31/31 ................... 1,745 1,742,555
7.75%, 10/15/31 ................... 142 150,253
6.88%, 04/15/32 ................... 777 816,425
5.70%, 12/30/34 ................... 2,401 2,461,465
5.35%, 01/31/36 ................... 269 267,553
VoltaGrid LLC, 7.38%, 11/01/30
(b)
.......... 2,763 2,798,398
Wisconsin Electric Power Co., 4.60%, 10/01/34 2,305 2,289,263
XPLR Infrastructure Operating Partners LP
(b)
8.38%, 01/15/31 ................... 878 922,268
8.63%, 03/15/33 ................... 292 306,343
7.75%, 04/15/34 ................... 1,076 1,096,816
112,703,767
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
....... 289 284,594
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 .......... 432 430,213
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 162 165,839
Sensata Technologies, Inc.
4.38%, 02/15/30 ................... 694 678,617
3.75%, 02/15/31 ................... 904 847,147
6.63%, 07/15/32 ................... 1,511 1,578,454
Zebra Technologies Corp., 6.50%, 06/01/32 ... 128 131,845
3,832,115
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.25%, 04/01/28 ................... 456 457,148
6.63%, 09/01/32 ................... 1,741 1,804,716
Archrock Services LP, 6.00%, 02/01/34
(b)
..... 555 554,581
Deepocean Ltd., 6.00%, 04/08/31
(c)
......... EUR 942 1,157,764
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. USD 210 223,299
Enerflex, Inc., 6.88%, 01/15/31
(b)
.......... 175 180,860
Kodiak Gas Services LLC
(b)
7.25%, 02/15/29 ................... 855 886,819
6.50%, 10/01/33 ................... 985 1,008,919
6.75%, 10/01/35 ................... 430 444,308
Nabors Industries, Inc., 7.63%, 11/15/32
(b)
.... 231 235,321
Noble Finance II LLC, 8.00%, 04/15/30
(b)
..... 83 86,524
Oceaneering International, Inc., 6.00%, 02/01/28 360 365,790
OEG Finance plc, 7.25%, 09/27/29
(c)
........ EUR 2,141 2,650,942
Star Holding LLC, 8.75%, 08/01/31
(b)
........ USD 272 272,664
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Tidewater, Inc., 9.13%, 07/15/30
(b)
......... USD 320 $ 346,138
Transocean International Ltd.
(b)
8.25%, 05/15/29 ................... 31 31,585
8.75%, 02/15/30 ................... 21 21,891
8.50%, 05/15/31 ................... 451 459,070
7.88%, 10/15/32 ................... 331 349,151
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
....................... 96 97,445
USA Compression Partners LP
(b)
7.13%, 03/15/29 ................... 766 793,131
6.25%, 10/01/33 ................... 1,435 1,453,651
Valaris Ltd., 8.38%, 04/30/30
(b)
............ 271 283,171
Vallourec SACA, 7.50%, 04/15/32
(b)
........ 751 798,114
Weatherford International Ltd., 6.75%, 10/15/33
(b)
1,201 1,243,910
16,206,912
Entertainment — 0.1%
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
...... 83 85,882
Electronic Arts, Inc., 2.95%, 02/15/51 ....... 290 269,315
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(b)
....................... 32 31,990
Netflix, Inc., 5.38%, 11/15/29
(b)
............ 388 404,354
Odeon Finco plc, 12.75%, 11/01/27
(b)
....... 342 350,906
Pinewood Finco plc, 6.00%, 03/27/30
(c)
...... GBP 1,928 2,670,382
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... USD 154 133,753
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30
(b)
648 605,880
Warnermedia Holdings, Inc.
3.76%, 03/15/27 ................... 2,127 2,111,282
5.05%, 03/15/42 ................... 3,024 2,124,360
8,788,104
Financial Services — 0.7%
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 3,009 3,023,573
Atlas Warehouse Lending Co. LP, 5.25%,
01/15/33
(b)
....................... 590 590,871
Block, Inc.
2.75%, 06/01/26 ................... 102 101,395
5.63%, 08/15/30
(b)
.................. 528 537,421
6.50%, 05/15/32 ................... 2,214 2,300,243
6.00%, 08/15/33
(b)
.................. 675 689,501
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(c)(j)
.............. GBP 1,264 1,720,815
CrossCountry Intermediate HoldCo LLC
(b)
6.50%, 10/01/30 ................... USD 419 425,281
6.75%, 12/01/32 ................... 132 133,085
Fidelity National Information Services, Inc.
2.25%, 03/01/31 ................... 1,169 1,046,830
5.10%, 07/15/32 ................... 1,595 1,627,368
Fiserv, Inc.
5.60%, 03/02/33 ................... 582 598,717
5.63%, 08/21/33 ................... 742 762,363
5.45%, 03/15/34 ................... 191 193,115
5.15%, 08/12/34 ................... 174 172,041
Freedom Mortgage Holdings LLC
(b)
9.25%, 02/01/29 ................... 130 136,094
6.88%, 05/01/31 ................... 337 334,430
9.13%, 05/15/31 ................... 879 929,338
8.38%, 04/01/32 ................... 559 584,759
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(c)
.. EUR 1,865 2,153,066
Garfunkelux Holdco 4 SA, 10.50%, (10.50%
Cash or 10.50% PIK), 05/01/30
(c)(j)
....... 190 —
Global Payments, Inc.
3.20%, 08/15/29 ................... USD 208 198,836
5.30%, 08/15/29 ................... 879 900,019
4.88%, 11/15/30 ................... 4,905 4,903,868

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
2.90%, 11/15/31 ................... USD 754 $ 676,433
Intrum Investments & Financing AB
(c)
8.00%, 09/11/27 ................... EUR 1,138 1,365,390
Series 1, 7.75%, 09/11/28
(b)
............ 496 533,351
8.50%, 09/11/29 ................... 487 508,065
ION Platform Finance SARL
(c)
7.88%, 05/01/29 ................... 2,694 3,106,089
6.50%, 09/30/30 ................... 729 794,510
6.88%, 09/30/32 ................... 562 600,559
Midcap Financial Issuer Trust
(b)
6.50%, 05/01/28 ................... USD 688 689,286
5.63%, 01/15/30 ................... 600 594,060
Midnights SPV SRL, (3-mo. EURIBOR + 3.15%),
5.20%, 08/22/26
(a)(c)(f)
................ EUR 4,688 5,549,148
NTT Finance Corp.
(b)
5.10%, 07/02/27 ................... USD 521 528,970
4.62%, 07/16/28 ................... 1,077 1,091,145
PennyMac Financial Services, Inc.
(b)
7.88%, 12/15/29 ................... 796 838,446
7.13%, 11/15/30 ................... 81 83,624
6.88%, 05/15/32 ................... 721 736,833
6.75%, 02/15/34 ................... 658 664,011
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(c)
....................... EUR 1,839 2,114,729
Progroup AG
(c)
5.13%, 04/15/29 ................... 668 812,495
5.38%, 04/15/31 ................... 1,026 1,243,223
Rocket Cos., Inc.
(b)
6.50%, 08/01/29 ................... USD 558 573,970
6.13%, 08/01/30 ................... 2,331 2,386,499
7.13%, 02/01/32 ................... 1,545 1,614,505
6.38%, 08/01/33 ................... 1,676 1,738,784
Rocket Mortgage LLC
(b)
2.88%, 10/15/26 ................... 733 723,030
3.88%, 03/01/31 ................... 54 50,691
4.00%, 10/15/33 ................... 369 338,827
Shift4 Payments LLC
6.75%, 08/15/32
(b)
.................. 2,337 2,384,188
5.50%, 05/15/33
(b)
.................. EUR 415 500,898
5.50%, 05/15/33
(c)
.................. 1,791 2,161,709
Stena International SA
7.25%, 01/15/31
(b)
.................. USD 868 891,802
7.25%, 01/15/31
(c)
.................. 1,138 1,169,207
Taurus Law 130 Securities SRL, (Acquired
07/14/23, cost $5,140,474), (3-mo. EURIBOR
+ 3.25%), 5.77%, 08/22/27
(a)(c)(f)(h)
........ EUR 4,644 5,474,669
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(j)
............. 2,952 614,364
UWM Holdings LLC
(b)
6.63%, 02/01/30 ................... USD 507 511,377
6.25%, 03/15/31 ................... 784 779,047
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
..... 162 166,063
WEX, Inc., 6.50%, 03/15/33
(b)
............. 1,138 1,161,511
Worldline SA
(c)
0.00%, 07/30/26
(m)(n)
................ EUR 114 134,555
0.88%, 06/30/27 ................... 600 653,078
4.13%, 09/12/28 ................... 200 214,595
70,836,765
Food Products — 0.3%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
........ USD 99 93,432
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(b)(j)
.............. 3,863 3,959,869
Chobani LLC
(b)
4.63%, 11/15/28 ................... 855 850,650
7.63%, 07/01/29 ................... 1,109 1,153,416
Security
Par (000)
Par (000) Value
Food Products (continued)
Darling Global Finance BV
4.50%, 07/15/32
(c)
.................. EUR 1,191 $ 1,440,644
4.50%, 07/15/32
(b)
.................. 285 344,738
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
... USD 333 337,434
Fiesta Purchaser, Inc.
(b)
7.88%, 03/01/31 ................... 47 48,339
9.63%, 09/15/32 ................... 96 97,113
Froneri Lux FinCo SARL
(c)
Series JAN, 4.75%, 08/01/32 ........... EUR 1,226 1,465,946
4.75%, 08/01/32 ................... 909 1,086,904
Irca SpA , (3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.85%, 12/15/29
(a)(c)
........... 1,150 1,365,993
JBS NV, 5.95%, 04/20/35 ............... USD 2,930 3,078,961
Kraft Heinz Foods Co.
3.88%, 05/15/27 ................... 562 560,219
3.75%, 04/01/30 ................... 1,306 1,277,380
5.20%, 03/15/32 ................... 186 191,099
5.40%, 03/15/35 ................... 2,767 2,829,348
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
298 287,688
Mars, Inc., 4.80%, 03/01/30
(b)
............. 3,166 3,234,641
Post Holdings, Inc.
(b)
4.63%, 04/15/30 ................... 50 48,826
4.50%, 09/15/31 ................... 107 101,368
6.25%, 02/15/32 ................... 13 13,348
6.38%, 03/01/33 ................... 341 343,615
6.50%, 03/15/36 ................... 1,200 1,201,084
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
..... 345 332,504
Tereos Finance Groupe I SA
(c)
4.75%, 04/30/27 ................... EUR 240 285,678
7.25%, 04/15/28 ................... 850 1,030,490
27,060,727
Gas Utilities — 0.0%
AmeriGas Partners LP, 9.50%, 06/01/30
(b)
.... USD 192 205,778
Atmos Energy Corp.
1.50%, 01/15/31 ................... 184 161,437
5.90%, 11/15/33 ................... 218 235,606
Ferrellgas LP, 9.25%, 01/15/31
(b)
.......... 309 319,420
Promigas SA ESP, 3.75%, 10/16/29
(c)
....... 580 543,605
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
....................... 239 229,545
1,695,391
Ground Transportation — 0.4%
Albion Financing 1 SARL
5.38%, 05/21/30
(c)
.................. EUR 692 847,439
7.00%, 05/21/30
(b)
.................. USD 1,722 1,794,775
BCP V Modular Services Finance II plc
(c)
4.75%, 11/30/28 ................... EUR 581 664,630
6.13%, 11/30/28 ................... GBP 794 1,042,843
6.50%, 07/10/31 ................... EUR 2,035 2,276,528
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(c)
........................ 522 506,021
Boels Topholding BV
(c)
6.25%, 02/15/29 ................... 1,209 1,477,410
5.75%, 05/15/30 ................... 1,381 1,689,106
EC Finance plc, 3.25%, 10/15/26
(c)(d)
........ 1,086 1,277,220
Edge Finco plc, 8.13%, 08/15/31
(c)
......... GBP 2,397 3,497,334
Fedex Freight Holding Co., Inc., 4.30%,
03/15/29
(b)
....................... USD 3,860 3,864,392
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
.. 475 488,998
Hertz Corp. (The), 12.63%, 07/15/29
(b)
....... 155 156,021
Kapla Holding SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.60%, 07/31/30
(a)
................ EUR 1,505 1,796,722
5.00%, 04/30/31 ................... 1,851 2,224,653

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Loxam SAS
(c)
6.38%, 05/31/29 ................... EUR 496 $ 607,697
4.25%, 02/15/30 ................... 558 667,211
4.25%, 02/15/31 ................... 894 1,065,925
Mobico Group plc
(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.14%), 4.25%
(a)(k)
... GBP 289 256,172
4.88%, 09/26/31 ................... EUR 1,608 1,618,312
Norfolk Southern Corp.
5.05%, 08/01/30 ................... USD 2,225 2,300,298
4.45%, 03/01/33 ................... 1,882 1,870,427
5.10%, 05/01/35 ................... 905 924,320
Penske Truck Leasing Co. LP
(b)
4.20%, 04/01/27 ................... 414 414,369
5.55%, 05/01/28 ................... 265 272,358
5.35%, 03/30/29 ................... 952 980,367
5.25%, 07/01/29 ................... 635 652,769
Ryder System, Inc., 6.60%, 12/01/33 ........ 553 614,025
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.75%),
6.78%, 04/22/30 ................. EUR 2,373 2,684,080
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.30%, 02/24/31
(b)(c)
............... 174 193,273
Triton Container International Ltd., 5.15%,
02/15/33 ........................ USD 655 652,282
Uber Technologies, Inc.
4.30%, 01/15/30 ................... 2,078 2,084,754
4.15%, 01/15/31 ................... 1,210 1,199,322
4.80%, 09/15/34 ................... 668 664,487
Watco Cos. LLC, 7.13%, 08/01/32
(b)
........ 295 309,246
43,635,786
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................... 1,038 1,030,012
3.88%, 11/01/29 ................... 71 68,177
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
.... 2,448 2,552,040
Bausch + Lomb Netherlands BV, (3-mo.
EURIBOR at 0.00% Floor + 3.88%), 5.89%,
01/15/31
(a)(c)
...................... EUR 544 651,344
Baxter International, Inc.
3.95%, 04/01/30 ................... USD 355 346,768
2.54%, 02/01/32 ................... 302 263,904
Becton Dickinson & Co., 4.87%, 02/08/29 .... 1,690 1,724,641
Hologic, Inc., 3.25%, 02/15/29
(b)
........... 26 25,905
Insulet Corp., 6.50%, 04/01/33
(b)
........... 187 194,612
Medline Borrower LP
(b)
6.25%, 04/01/29 ................... 1,447 1,493,464
5.25%, 10/01/29 ................... 3,407 3,412,887
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
. 316 336,876
Solventum Corp., 5.45%, 03/13/31 ......... 782 815,872
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
216 227,278
13,143,780
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 138 136,316
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 872 850,161
Banner Health
2.34%, 01/01/30 ................... 87 81,191
1.90%, 01/01/31 ................... 821 735,458
Centene Corp.
4.25%, 12/15/27 ................... 5,915 5,879,833
4.63%, 12/15/29 ................... 4,364 4,254,022
3.38%, 02/15/30 ................... 3,595 3,316,501
3.00%, 10/15/30 ................... 25 22,390
2.63%, 08/01/31 ................... 1,761 1,514,385
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Clariane SE
(c)
0.88%, 03/06/27
(m)
................. EUR 1,231 $ 843,261
7.88%, 06/27/30 ................... 1,100 1,344,148
CommonSpirit Health, 5.21%, 12/01/31 ...... USD 1,116 1,151,574
Community Health Systems, Inc.
(b)
5.25%, 05/15/30 ................... 399 376,223
4.75%, 02/15/31 ................... 848 760,695
10.88%, 01/15/32 .................. 397 427,386
9.75%, 01/15/34 ................... 3,141 3,274,753
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
....................... 208 217,777
DaVita, Inc.
(b)
6.88%, 09/01/32 ................... 24 24,721
6.75%, 07/15/33 ................... 183 187,829
Elevance Health, Inc.
4.10%, 05/15/32 ................... 211 204,498
4.60%, 09/15/32 ................... 3,260 3,256,145
5.38%, 06/15/34 ................... 2,080 2,136,554
5.20%, 02/15/35 ................... 195 197,889
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
.... EUR 814 1,028,880
Gruppo San Donato SpA, 6.50%, 10/31/31
(c)
.. 1,041 1,251,009
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 173 163,386
HCA, Inc.
5.25%, 03/01/30 ................... 4,480 4,624,715
3.50%, 09/01/30 ................... 3,582 3,443,906
5.45%, 04/01/31 ................... 2,195 2,282,048
2.38%, 07/15/31 ................... 1,416 1,268,187
5.45%, 09/15/34 ................... 586 601,479
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 1,648 1,606,400
Humana, Inc.
3.13%, 08/15/29 ................... 908 868,906
5.38%, 04/15/31 ................... 79 80,917
2.15%, 02/03/32 ................... 434 374,916
5.95%, 03/15/34 ................... 377 390,185
LifePoint Health, Inc.
(b)
9.88%, 08/15/30 ................... 188 201,693
11.00%, 10/15/30 .................. 1,374 1,498,453
8.38%, 02/15/32 ................... 1,266 1,375,623
10.00%, 06/01/32 .................. 494 521,179
Mehilainen Yhtiot Oy
(c)
5.13%, 06/30/32 ................... EUR 1,211 1,456,379
(3-mo. EURIBOR at 0.00% Floor + 3.38%),
5.39%, 06/30/32
(a)
................ 221 263,081
Molina Healthcare, Inc.
(b)
6.50%, 02/15/31 ................... USD 683 699,971
6.25%, 01/15/33 ................... 245 246,729
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 406 397,318
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
....................... 125 130,156
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 1,635 1,725,697
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
2,616 2,633,822
Sutter Health
Series 2018, 3.70%, 08/15/28 .......... 544 538,922
Series 20A, 2.29%, 08/15/30 ........... 728 668,600
5.16%, 08/15/33 ................... 485 497,523
TEAM Services Holding, Inc., 9.00%, 02/15/33
(b)
147 147,000
Tenet Healthcare Corp.
6.13%, 06/15/30 ................... 141 143,892
6.75%, 05/15/31 ................... 1,000 1,038,653
6.00%, 11/15/33
(b)
.................. 835 859,241
UnitedHealth Group, Inc.
4.40%, 06/15/28 ................... 950 959,992
4.80%, 01/15/30 ................... 1,090 1,114,646
5.30%, 02/15/30 ................... 2,986 3,108,900
4.65%, 01/15/31 ................... 4,826 4,886,238

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.90%, 04/15/31 ................... USD 1,835 $ 1,879,552
4.95%, 01/15/32 ................... 2,007 2,054,033
5.30%, 06/15/35 ................... 430 442,470
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
671 673,938
79,342,345
Health Care REITs — 0.2%
Diversified Healthcare Trust, 7.25%, 10/15/30
(b)
. 243 250,278
DOC DR LLC
4.30%, 03/15/27 ................... 758 759,612
3.95%, 01/15/28 ................... 480 479,137
Healthpeak OP LLC
3.00%, 01/15/30 ................... 337 319,824
5.25%, 12/15/32 ................... 1,093 1,120,778
4.75%, 01/15/33 ................... 219 218,039
MPT Operating Partnership LP
0.99%, 10/15/26 ................... EUR 144 165,017
7.00%, 02/15/32
(b)
.................. 305 377,931
7.00%, 02/15/32
(c)
.................. 1,148 1,422,509
8.50%, 02/15/32
(b)
.................. USD 1,875 2,008,794
Ventas Realty LP
5.63%, 07/01/34 ................... 569 593,390
5.00%, 01/15/35 ................... 2,450 2,446,670
Welltower OP LLC
4.50%, 07/01/30 ................... 4,899 4,948,107
2.75%, 01/15/31 ................... 694 645,590
2.75%, 01/15/32 ................... 1,064 969,032
3.85%, 06/15/32 ................... 970 937,045
17,661,753
Health Care Technology — 0.0%
IQVIA, Inc., 6.25%, 06/01/32
(b)
............ 770 799,992
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
....................... 367 378,109
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
..... 129 131,883
RHP Hotel Properties LP
(b)
4.50%, 02/15/29 ................... 77 75,885
6.50%, 04/01/32 ................... 1,837 1,899,735
6.50%, 06/15/33 ................... 717 743,237
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
..... 56 55,671
Service Properties Trust
0.00%, 09/30/27
(b)(n)
................. 479 433,622
8.63%, 11/15/31
(b)
.................. 3,632 3,814,617
8.88%, 06/15/32 ................... 705 699,765
XHR LP, 6.63%, 05/15/30
(b)
.............. 122 125,996
8,358,520
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(b)
4.38%, 01/15/28 ................... 275 273,375
4.00%, 10/15/30 ................... 353 336,807
Acushnet Co., 5.63%, 12/01/33
(b)
.......... 192 193,805
Allwyn Entertainment Financing UK plc
7.25%, 04/30/30
(c)
.................. EUR 2,239 2,776,994
Aramark International Finance SARL, 4.38%,
04/15/33
(c)
....................... 885 1,042,699
Arcos Dorados BV, 6.38%, 01/29/32
(c)
....... USD 604 634,200
Betclic Everest Group SAS, 5.13%, 12/10/31
(c)
. EUR 494 591,566
Boyne USA, Inc., 4.75%, 05/15/29
(b)
........ USD 313 308,858
Brightstar Lottery plc, 5.75%, 01/15/33
(b)
..... 413 410,572
Caesars Entertainment, Inc.
(b)
7.00%, 02/15/30 ................... 918 947,945
6.50%, 02/15/32 ................... 939 960,151
Carnival Corp.
(b)
5.88%, 06/15/31 ................... 354 365,920
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.75%, 08/01/32 ................... USD 3,068 $ 3,150,910
6.13%, 02/15/33 ................... 1,026 1,055,454
Carnival plc, 4.13%, 07/15/31
(b)
........... EUR 615 741,739
Churchill Downs, Inc.
(b)
4.75%, 01/15/28 ................... USD 608 605,925
5.75%, 04/01/30 ................... 1,368 1,375,416
6.75%, 05/01/31 ................... 1,017 1,047,849
Cirsa Finance International SARL
(c)
4.88%, 10/15/31 ................... EUR 339 410,430
(3-mo. EURIBOR + 3.00%), 5.10%,
10/15/32
(a)
..................... 497 594,565
Deuce Finco plc
(c)
7.00%, 11/20/31 ................... GBP 826 1,146,985
(3-mo. EURIBOR + 3.50%), 5.55%,
11/20/32
(a)
..................... EUR 562 671,342
Entain plc, 4.88%, 11/30/31
(c)
............. 1,988 2,364,529
Essendi SA
(c)
5.38%, 05/15/30 ................... 659 806,156
5.50%, 11/15/31 ................... 372 453,096
5.63%, 05/15/32 ................... 955 1,164,514
(3-mo. EURIBOR + 3.75%), 5.81%,
05/15/32
(a)
..................... 389 465,107
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................... USD 222 214,702
6.75%, 01/15/30 ................... 311 294,102
Flutter Treasury DAC, 4.00%, 06/04/31
(c)
..... EUR 898 1,063,656
Fortune Star BVI Ltd., 5.88%, 11/20/30
(c)
..... 490 575,013
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(c)
....................... CHF 2,455 3,176,199
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
....................... USD 604 614,215
Hilton Domestic Operating Co., Inc.
(b)
6.13%, 04/01/32 ................... 138 142,545
5.88%, 03/15/33 ................... 472 484,329
5.75%, 09/15/33 ................... 51 51,956
5.50%, 03/31/34 ................... 441 443,127
Light & Wonder International, Inc.
(b)
7.25%, 11/15/29 ................... 183 187,877
7.50%, 09/01/31 ................... 380 397,649
6.25%, 10/01/33 ................... 443 448,538
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
.. 945 986,521
Lottomatica Group SpA, 4.88%, 01/31/31
(c)
... EUR 862 1,051,320
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 368 296,047
Melco Resorts Finance Ltd.
(b)
5.75%, 07/21/28 ................... 200 199,774
5.38%, 12/04/29 ................... 1,088 1,076,250
7.63%, 04/17/32 ................... 1,114 1,166,219
6.50%, 09/24/33 ................... 686 683,643
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
.................. 600 508,029
MGM Resorts International, 6.13%, 09/15/29 .. 512 523,676
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
....................... 406 398,831
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
....................... 316 329,477
Motion Bondco DAC, 6.63%, 11/15/27
(b)
...... 409 388,189
Motion Finco SARL, 7.38%, 06/15/30
(c)
...... EUR 471 487,203
NCL Corp. Ltd.
(b)
5.88%, 01/15/31 ................... USD 92 92,252
6.75%, 02/01/32 ................... 877 898,755
6.25%, 09/15/33 ................... 1,288 1,295,116
Pinnacle Bidco plc
(c)
8.25%, 10/11/28 ................... EUR 376 466,367
10.00%, 10/11/28 .................. GBP 1,379 1,988,428

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................... USD 270 $ 199,375
5.88%, 09/01/31 ................... 342 219,461
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(b)
....................... 188 191,354
Rivers Enterprise Lender LLC, 6.25%, 10/15/30
(b)
256 259,880
Sabre GLBL, Inc., 10.75%, 03/15/30
(b)
....... 237 190,193
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
295 269,194
Six Flags Entertainment Corp.
5.38%, 04/15/27 ................... 79 79,007
8.63%, 01/15/32
(b)
.................. 206 210,213
Station Casinos LLC
(b)
4.50%, 02/15/28 ................... 519 516,630
4.63%, 12/01/31 ................... 60 57,600
6.63%, 03/15/32 ................... 538 550,283
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 8.69%,
07/31/29
(a)
..................... EUR 924 1,081,989
10.75%, 07/31/29 .................. GBP 585 804,880
TUI AG, 5.88%, 03/15/29
(c)
.............. EUR 558 682,308
TUI Cruises GmbH
(c)
6.25%, 04/15/29 ................... 1,261 1,548,790
5.00%, 05/15/30 ................... 714 870,974
Vail Resorts, Inc.
(b)
5.63%, 07/15/30 ................... USD 290 294,531
6.50%, 05/15/32 ................... 338 350,288
Viking Cruises Ltd.
(b)
7.00%, 02/15/29 ................... 87 87,351
9.13%, 07/15/31 ................... 835 890,586
5.88%, 10/15/33 ................... 983 996,557
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
....................... 76 76,003
Voyager Parent LLC, 9.25%, 07/01/32
(b)
...... 472 501,415
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
....................... 279 275,785
Wynn Macau Ltd.
(b)
5.63%, 08/26/28 ................... 2,704 2,699,106
5.13%, 12/15/29 ................... 414 410,522
6.75%, 02/15/34 ................... 847 858,646
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 ................... 112 112,333
7.13%, 02/15/31 ................... 1,388 1,495,469
6.25%, 03/15/33 ................... 845 860,909
63,468,546
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 ................... 294 281,590
4.63%, 04/01/30 ................... 126 119,226
6.88%, 08/01/33 ................... 610 615,440
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 63 62,757
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................... 986 954,776
4.88%, 02/15/30 ................... 969 904,602
Century Communities, Inc., 6.63%, 09/15/33
(b)
. 316 320,036
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 115 118,221
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 56 57,866
Installed Building Products, Inc., 5.63%,
02/01/34
(b)
....................... 401 403,305
K. Hovnanian Enterprises, Inc.
(b)
8.00%, 04/01/31 ................... 904 926,116
8.38%, 10/01/33 ................... 594 607,065
LGI Homes, Inc.
(b)
8.75%, 12/15/28 ................... 166 172,994
7.00%, 11/15/32 ................... 273 266,262
Security
Par (000)
Par (000) Value
Household Durables (continued)
Mattamy Group Corp.
(b)
4.63%, 03/01/30 ................... USD 502 $ 490,174
6.00%, 12/15/33 ................... 123 120,856
Meritage Homes Corp., 1.75%, 05/15/28
(m)
.... 634 643,355
New Home Co., Inc. (The)
(b)
9.25%, 10/01/29 ................... 245 258,164
8.50%, 11/01/30 ................... 104 108,331
Newell Brands, Inc., 8.50%, 06/01/28
(b)
...... 257 269,450
Somnigroup International, Inc.
(b)
4.00%, 04/15/29 ................... 298 289,108
3.88%, 10/15/31 ................... 108 100,780
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
..... 197 207,161
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(b)
....................... 188 192,967
TRI Pointe Homes, Inc., 5.25%, 06/01/27 ..... 363 364,041
8,854,643
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 ... 137 131,538
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA, 6.30%, 03/15/29
(b)
......... 483 498,697
AES Corp. (The)
3.95%, 07/15/30
(b)
.................. 268 261,894
2.45%, 01/15/31 ................... 1,325 1,204,593
Calpine Corp.
(b)
4.50%, 02/15/28 ................... 12 11,989
5.13%, 03/15/28 ................... 4,738 4,735,658
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................... 431 430,696
3.75%, 01/15/32 ................... 479 440,870
Lightning Power LLC, 7.25%, 08/15/32
(b)
..... 95 101,117
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
.. 111 117,117
TransAlta Corp., 5.88%, 02/01/34
(b)
......... 382 382,306
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a)(b)(k)
....................... 2,514 2,560,351
XPLR Infrastructure LP, 2.50%, 06/15/26
(b)(m)
.. 1,506 1,477,838
12,223,126
Industrial Conglomerates — 0.1%
3M Co.
2.38%, 08/26/29 ................... 2,334 2,204,643
4.80%, 03/15/30 ................... 1,307 1,334,660
5.15%, 03/15/35 ................... 3,792 3,872,872
Honeywell International, Inc.
4.70%, 02/01/30 ................... 1,517 1,550,495
4.95%, 09/01/31 ................... 2,943 3,050,336
Siemens Funding BV, 4.60%, 05/28/30
(b)
..... 3,245 3,304,754
15,317,760
Industrial REITs — 0.0%
Prologis LP
2.25%, 01/15/32 ................... 260 230,719
4.63%, 01/15/33 ................... 279 280,607
5.13%, 01/15/34 ................... 255 260,718
5.00%, 03/15/34 ................... 242 245,816
5.00%, 01/31/35 ................... 826 833,957
Trust 2401, 6.95%, 01/30/44
(b)
............ 289 299,947
2,151,764
Insurance — 0.6%
Aegon Funding Co. LLC, 5.50%, 04/16/27
(b)
... 1,773 1,798,946
Aegon Ltd., (5-Year EUR Swap Annual + 5.21%),
5.63%
(a)(c)(k)
....................... EUR 567 696,529
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................... USD 2,437 2,406,903
6.75%, 10/15/27 ................... 481 482,360

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
6.75%, 04/15/28 ................... USD 337 $ 342,576
5.88%, 11/01/29 ................... 1,066 1,062,628
7.00%, 01/15/31 ................... 1,274 1,320,829
7.38%, 10/01/32 ................... 1,763 1,825,088
AmWINS Group, Inc.
(b)
6.38%, 02/15/29 ................... 230 235,999
4.88%, 06/30/29 ................... 900 887,978
Amynta Agency Borrower, Inc., 7.50%,
07/15/33
(b)
....................... 516 526,098
Aon Corp.
2.80%, 05/15/30 ................... 912 861,004
2.60%, 12/02/31 ................... 207 187,090
5.00%, 09/12/32 ................... 525 537,970
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(b)
284 288,308
Ardonagh Finco Ltd.
6.88%, 02/15/31
(c)
.................. EUR 2,310 2,813,296
7.75%, 02/15/31
(b)
.................. USD 2,804 2,898,714
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(b)
3,539 3,649,481
Arthur J Gallagher & Co., 5.15%, 02/15/35 .... 1,235 1,244,604
Asurion LLC and Asurion Co-Issuer, Inc.
(b)
8.00%, 12/31/32 ................... 1,702 1,778,257
8.38%, 02/01/34 ................... 1,542 1,558,901
Howden UK Refinance plc
(b)
7.25%, 02/15/31 ................... 3,594 3,717,170
8.13%, 02/15/32 ................... 1,275 1,299,145
Series FEB., 8.13%, 02/15/32 .......... 260 264,923
HUB International Ltd.
(b)
7.25%, 06/15/30 ................... 4,306 4,492,682
7.38%, 01/31/32 ................... 8,397 8,795,908
Jones Deslauriers Insurance Management, Inc.
(b)
8.50%, 03/15/30 ................... 644 673,363
6.88%, 10/01/33 ................... 643 626,753
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30 ................... 204 186,185
5.88%, 08/01/33 ................... 370 400,817
Met Tower Global Funding, 5.25%, 04/12/29
(b)
. 2,621 2,709,489
Metropolitan Life Global Funding I
(b)
3.30%, 03/21/29 ................... 450 439,034
3.05%, 06/17/29 ................... 150 144,728
2.95%, 04/09/30 ................... 1,187 1,128,562
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
. 5,026 5,176,408
Ryan Specialty LLC
(b)
4.38%, 02/01/30 ................... 392 381,897
5.88%, 08/01/32 ................... 614 624,201
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(c)
.. EUR 600 752,611
USI, Inc., 7.50%, 01/15/32
(b)
.............. USD 1,369 1,433,165
60,650,600
Interactive Media & Services — 0.0%
Alphabet, Inc., 4.38%, 11/15/32 ........... 1,590 1,595,335
Snap, Inc.
(b)
6.88%, 03/01/33 ................... 1,420 1,457,140
6.88%, 03/15/34 ................... 793 809,752
3,862,227
IT Services — 0.6%
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(c)
....................... EUR 1,600 1,880,242
Atos SE
(c)(d)
9.36%, 12/18/29 ................... 2,065 2,783,497
5.20%, 12/18/30 ................... 562 687,645
1.04%, 12/18/32 ................... 1,864 1,636,896
Beignet Investor LLC, 6.58%, 05/30/49
(b)
..... USD 40,128 41,781,947
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................... 693 689,889
5.63%, 09/15/28 ................... 311 310,912
Security
Par (000)
Par (000) Value
IT Services (continued)
Cedacri SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
6.69%, 05/15/28 ................. EUR 865 $ 1,025,594
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
7.56%, 05/15/28 ................. 1,876 2,229,529
CoreWeave, Inc., 9.25%, 06/01/30
(b)
........ USD 625 615,249
Engineering - Ingegneria Informatica - SpA,
8.63%, 02/15/30
(c)
.................. EUR 329 407,209
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 1,932 1,968,003
ION Platform Finance US, Inc.
(b)
4.63%, 05/01/28 ................... 152 141,838
5.00%, 05/01/28 ................... 396 373,851
5.75%, 05/15/28 ................... 1,299 1,231,668
8.75%, 05/01/29 ................... 200 190,630
7.88%, 09/30/32 ................... 1,559 1,367,265
Twilio, Inc.
3.63%, 03/15/29 ................... 160 153,216
3.88%, 03/15/31 ................... 139 131,355
United Group BV, 5.25%, 02/01/30
(c)
........ EUR 810 964,621
60,571,056
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 ................... USD 201 190,498
Fortrea Holdings, Inc., 7.50%, 07/01/30 ...... 173 176,000
366,498
Machinery — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33
(b)
.... 589 609,580
ATS Corp., 4.13%, 12/15/28
(b)
............ 314 306,355
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................... 297 309,018
9.50%, 01/01/31 ................... 398 419,017
Columbus McKinnon Corp., 7.13%, 02/01/33
(b)
. 374 375,945
CompoSecure Holdings LLC, 5.63%, 02/01/33
(b)
1,325 1,320,760
Daimler Truck Finance North America LLC,
3.65%, 04/07/27
(b)
.................. 336 334,724
Enpro, Inc., 6.13%, 06/01/33
(b)
............ 249 256,039
Esab Corp., 6.25%, 04/15/29
(b)
............ 292 300,039
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(b)
....................... 272 231,367
IMA Industria Macchine Automatiche SpA, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.77%,
04/15/29
(a)(c)
...................... EUR 3,178 3,779,297
Ingersoll Rand, Inc., 5.70%, 08/14/33 ....... USD 586 618,803
King US Bidco, Inc. , (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.31%, 12/01/32
(a)(c)
...... EUR 783 931,349
Lsf12 Helix Parent LLC, 7.13%, 02/01/33
(b)
.... USD 711 713,087
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
.. 143 155,314
Otis Worldwide Corp.
2.57%, 02/15/30 ................... 337 315,736
5.13%, 11/19/31 ................... 153 158,459
Terex Corp., 6.25%, 10/15/32
(b)
........... 470 481,237
TK Elevator Midco GmbH
4.38%, 07/15/27
(c)
.................. EUR 1,341 1,595,378
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 2,512 2,512,731
15,724,235
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
.......... 1,890 1,892,491
Media — 0.8%
Cable One, Inc.
(m)
0.00%, 03/15/26
(n)
.................. 219 215,168
1.13%, 03/15/28 ................... 85 64,600
Charter Communications Operating LLC
2.80%, 04/01/31 ................... 12,118 10,923,723
2.30%, 02/01/32 ................... 4,482 3,854,823

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
6.55%, 06/01/34 ................... USD 5,490 $ 5,766,863
Clear Channel Outdoor Holdings, Inc.
(b)
7.75%, 04/15/28 ................... 352 352,110
7.50%, 06/01/29 ................... 1,061 1,049,881
7.88%, 04/01/30 ................... 2,754 2,899,596
7.13%, 02/15/31 ................... 1,253 1,306,632
7.50%, 03/15/33 ................... 3,047 3,237,550
CMG Media Corp., 8.88%, 06/18/29
(b)
....... 483 418,437
CSC Holdings LLC
(b)
5.50%, 04/15/27 ................... 2,793 2,465,223
5.38%, 02/01/28 ................... 800 597,078
11.25%, 05/15/28 .................. 907 726,947
11.75%, 01/31/29 .................. 189 137,813
DirecTV Financing LLC
(b)
5.88%, 08/15/27 ................... 919 923,476
8.88%, 02/01/30 ................... 886 897,083
10.00%, 02/15/31 .................. 1,436 1,479,208
Discovery Communications LLC, 3.95%,
03/20/28 ........................ 2,080 2,043,600
DISH DBS Corp.
(b)
5.25%, 12/01/26 ................... 1,473 1,431,552
5.75%, 12/01/28 ................... 1,002 969,663
DISH Network Corp., 11.75%, 11/15/27
(b)
..... 3,571 3,695,835
EchoStar Corp.
10.75%, 11/30/29 .................. 2,378 2,606,445
6.75%, (6.75% Cash or 6.75% PIK),
11/30/30
(j)
...................... 3,598 3,661,384
Gray Media, Inc.
(b)
10.50%, 07/15/29 .................. 230 247,047
9.63%, 07/15/32 ................... 1,129 1,163,944
7.25%, 08/15/33 ................... 1,038 1,062,676
Lamar Media Corp., 5.38%, 11/01/33
(b)
...... 383 381,995
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
....................... 670 467,325
Midcontinent Communications, 8.00%,
08/15/32
(b)
....................... 705 678,330
Neptune Bidco US, Inc.
(b)
9.29%, 04/15/29 ................... 567 582,199
10.38%, 05/15/31 .................. 409 432,433
9.50%, 02/15/33 ................... 674 686,312
Omnicom Group, Inc.
4.65%, 10/01/28 ................... 289 291,557
4.75%, 03/30/30 ................... 732 738,770
2.40%, 03/01/31 ................... 543 488,886
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................... 103 102,979
4.25%, 01/15/29 ................... 155 151,292
4.63%, 03/15/30 ................... 1,001 977,435
7.38%, 02/15/31 ................... 145 152,709
Paramount Global
4.95%, 01/15/31 ................... 441 421,896
4.20%, 05/19/32 ................... 447 403,622
SES SA , 4.88%, 06/24/33
(c)
.............. EUR 253 303,168
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
USD 1,301 1,345,780
Sirius XM Radio LLC
(b)
3.13%, 09/01/26 ................... 532 528,800
4.00%, 07/15/28 ................... 191 186,573
Stagwell Global LLC, 5.63%, 08/15/29
(b)
..... 608 589,555
Summer BC Holdco B SARL
(c)
5.88%, 02/15/30 ................... EUR 974 1,073,317
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.31%, 02/15/30
(a)
................ 700 779,431
Sunrise FinCo. I BV
4.88%, 07/15/31
(b)
.................. USD 1,192 1,141,721
4.63%, 05/15/32
(c)
.................. EUR 1,055 1,265,125
Security
Par (000)
Par (000) Value
Media (continued)
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
.................. USD 400 $ 398,691
Univision Communications, Inc.
(b)
8.00%, 08/15/28 ................... 2,374 2,449,961
8.50%, 07/31/31 ................... 737 768,586
9.38%, 08/01/32 ................... 1,193 1,284,450
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
.. 210 215,206
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(c)
.................. GBP 819 1,099,379
Virgin Media O2 Vendor Financing Notes VII
DAC, 7.50%, 07/15/33
(c)
.............. EUR 349 411,976
Virgin Media O2 Vendor Financing Notes VIII
DAC, 8.88%, 07/15/33
(c)
.............. GBP 410 555,384
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
.................. 2,188 2,988,547
VZ Secured Financing BV, 5.25%, 01/15/33
(c)
.. EUR 2,225 2,559,561
Ziggo Bond Co. BV
3.38%, 02/28/30
(c)
.................. 507 531,977
5.13%, 02/28/30
(b)
.................. USD 200 175,710
6.13%, 11/15/32
(c)
.................. EUR 705 781,649
Ziggo BV
2.88%, 01/15/30
(c)
.................. 276 309,515
4.88%, 01/15/30
(b)
.................. USD 200 188,813
83,088,972
Metals & Mining — 0.5%
Anglo American Capital plc, 5.75%, 04/05/34
(b)
. 1,449 1,517,132
AngloGold Ashanti Holdings plc, 3.75%, 10/01/30 840 807,542
Antofagasta plc, 2.38%, 10/14/30
(b)
......... 674 608,056
Arsenal AIC Parent LLC
(b)
8.00%, 10/01/30 ................... 1,091 1,155,418
11.50%, 10/01/31 .................. 1,202 1,324,501
Big River Steel LLC, 6.63%, 01/31/29
(b)
...... 1,671 1,686,507
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(b)
..... 442 459,329
Commercial Metals Co.
(b)
5.75%, 11/15/33 ................... 587 596,801
6.00%, 12/15/35 ................... 605 618,134
Constellium SE
(b)
5.63%, 06/15/28 ................... 250 250,220
3.75%, 04/15/29 ................... 1,588 1,537,209
6.38%, 08/15/32 ................... 1,320 1,365,068
Corp. Nacional del Cobre de Chile, 5.53%,
01/30/37
(b)
....................... 675 677,211
CSN Resources SA
(c)
8.88%, 12/05/30 ................... 320 308,659
4.63%, 06/10/31 ................... 388 304,929
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 1,302 1,312,156
First Quantum Minerals Ltd.
(b)
9.38%, 03/01/29 ................... 1,070 1,122,162
8.00%, 03/01/33 ................... 221 236,819
7.25%, 02/15/34 ................... 698 733,347
Freeport Indonesia PT, 5.32%, 04/14/32
(b)
.... 1,221 1,240,841
Freeport-McMoRan, Inc.
5.00%, 09/01/27 ................... 391 391,190
5.40%, 11/14/34 ................... 191 196,936
Fresnillo plc, 4.25%, 10/02/50
(b)
........... 616 493,724
Gerdau Trade, Inc., 5.75%, 06/09/35 ........ 612 630,648
Glencore Funding LLC
(b)
2.63%, 09/23/31 ................... 1,277 1,156,742
6.50%, 10/06/33 ................... 1,787 1,973,895
5.63%, 04/04/34 ................... 2,248 2,353,735
Kaiser Aluminum Corp.
(b)
4.50%, 06/01/31 ................... 2,097 2,024,389
5.88%, 03/01/34 ................... 1,267 1,276,418
Marcobre SAC, 5.75%, 01/22/36
(b)
......... 576 572,587
Minera Mexico SA de CV, 5.63%, 02/12/32
(c)
... 617 638,688

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Navoi Mining & Metallurgical Combinat
(b)
6.70%, 10/17/28 ................... USD 411 $ 425,796
6.95%, 10/17/31 ................... 519 554,780
New Gold, Inc., 6.88%, 04/01/32
(b)
......... 926 983,805
Nexa Resources SA, 6.75%, 04/09/34
(b)
...... 295 319,537
Novelis Corp.
(b)
4.75%, 01/30/30 ................... 439 425,288
6.88%, 01/30/30 ................... 327 338,919
3.88%, 08/15/31 ................... 1,716 1,570,256
6.38%, 08/15/33 ................... 1,878 1,912,997
Rio Tinto Finance USA plc, 5.00%, 03/14/32 ... 1,599 1,645,962
Samarco Mineracao SA, 9.00%, (9.00% Cash or
9.00% PIK), 06/30/31
(c)(j)
.............. 1,303 1,303,295
Steel Dynamics, Inc.
5.38%, 08/15/34 ................... 3,914 4,018,243
5.25%, 05/15/35 ................... 962 976,999
Stillwater Mining Co., 4.00%, 11/16/26
(c)
...... 621 616,342
Vale Overseas Ltd.
3.75%, 07/08/30 ................... 2,572 2,476,090
6.13%, 06/12/33 ................... 2,330 2,493,403
6.40%, 06/28/54 ................... 287 294,892
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 6.00%,
02/25/56
(a)(b)
.................... 632 635,097
Vedanta Resources Finance II plc
(b)
9.48%, 07/24/30 ................... 298 313,794
9.85%, 04/24/33 ................... 384 413,280
Volcan Cia Minera SAA, 8.50%, 10/28/32
(b)
... 649 671,715
51,961,483
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 376 371,021
Starwood Property Trust, Inc.
7.25%, 04/01/29 ................... 368 388,101
6.00%, 04/15/30 ................... 94 96,619
6.50%, 07/01/30 ................... 22 22,910
6.50%, 10/15/30 ................... 1,073 1,117,464
1,996,115
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 ................... 854 839,487
1.65%, 05/15/31 ................... 668 583,027
Consumers Energy Co.
4.60%, 05/30/29 ................... 751 764,085
4.70%, 01/15/30 ................... 258 263,571
NiSource, Inc.
1.70%, 02/15/31 ................... 1,100 967,545
5.40%, 06/30/33 ................... 869 898,023
5.35%, 04/01/34 ................... 462 476,038
San Diego Gas & Electric Co.
4.95%, 08/15/28 ................... 150 153,733
Series VVV, 1.70%, 10/01/30 ........... 186 166,032
Sempra
3.40%, 02/01/28 ................... 137 135,385
3.70%, 04/01/29 ................... 1,058 1,042,386
6,289,312
Office REITs — 0.0%
Alstria Office AG
(c)
4.25%, 10/15/29 ................... EUR 400 473,288
5.50%, 03/20/31 ................... 100 121,880
595,168
Oil, Gas & Consumable Fuels — 1.2%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... USD 411 432,494
Antero Midstream Partners LP, 6.63%, 02/01/32
(b)
297 308,524
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................... USD 179 $ 220,515
5.88%, 06/30/29 ................... 435 437,950
6.63%, 07/15/33 ................... 264 273,370
Azule Energy Finance plc, 8.25%, 01/22/31
(b)
.. 1,150 1,151,265
Blue Racer Midstream LLC
(b)
7.00%, 07/15/29 ................... 246 256,354
7.25%, 07/15/32 ................... 198 209,921
Breakwater Energy Holdings SARL
9.25%, 11/15/30
(b)
.................. 625 656,117
9.25%, 11/15/30
(c)
.................. 952 998,410
Buckeye Partners LP
6.88%, 07/01/29
(b)
.................. 22 22,872
6.75%, 02/01/30
(b)
.................. 98 102,681
5.85%, 11/15/43 ................... 249 232,318
5.60%, 10/15/44 ................... 194 175,642
Caturus Energy LLC, 8.50%, 02/15/30
(b)
..... 1,338 1,395,039
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 ................... 1,862 1,879,720
3.70%, 11/15/29 ................... 547 535,189
Cheniere Energy Partners LP
4.00%, 03/01/31 ................... 3,767 3,667,970
3.25%, 01/31/32 ................... 685 632,180
5.95%, 06/30/33 ................... 302 319,967
5.75%, 08/15/34 ................... 1,051 1,095,526
5.55%, 10/30/35
(b)
.................. 385 393,778
Cheniere Energy, Inc., 5.65%, 04/15/34 ...... 3,057 3,169,457
Chord Energy Corp., 6.75%, 03/15/33
(b)
...... 124 128,547
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 472 490,538
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
425 412,912
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... 128 133,917
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................... 818 822,440
5.88%, 01/15/30 ................... 193 188,310
Coterra Energy, Inc.
3.90%, 05/15/27 ................... 798 796,215
5.60%, 03/15/34 ................... 239 247,118
CQP Holdco LP, 5.50%, 06/15/31
(b)
......... 1,898 1,887,412
Crescent Energy Finance LLC
(b)
7.75%, 07/31/29 ................... 134 134,335
9.75%, 10/15/30 ................... 74 78,700
7.63%, 04/01/32 ................... 238 236,068
7.88%, 04/15/32 ................... 180 179,088
7.38%, 01/15/33 ................... 864 836,160
8.38%, 01/15/34 ................... 192 193,817
CVR Energy, Inc.
(b)
7.50%, 02/15/31 ................... 234 233,508
7.88%, 02/15/34 ................... 156 154,734
DBR Land Holdings LLC, 6.25%, 12/01/30
(b)
... 315 322,680
DCP Midstream Operating LP
8.13%, 08/16/30 ................... 635 733,873
3.25%, 02/15/32 ................... 4,146 3,816,193
Delek Logistics Partners LP, 7.38%, 06/30/33
(b)
. 454 466,859
Diamondback Energy, Inc.
5.15%, 01/30/30 ................... 950 976,879
3.13%, 03/24/31 ................... 2,302 2,156,897
5.40%, 04/18/34 ................... 2,300 2,355,355
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 ................... 445 408,433
4.39%, 11/30/46 ................... 1,166 974,379
Enbridge, Inc., Series 20-A , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.31%), 5.75%, 07/15/80
(a)
............ 3,221 3,260,267
Energean plc
5.63%, 05/12/31
(c)
.................. EUR 1,238 1,473,895

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.63%, 05/12/31
(b)
.................. EUR 213 $ 253,586
Energy Transfer LP
6.10%, 12/01/28 ................... USD 983 1,033,080
6.00%, 02/01/29
(b)
.................. 1,029 1,039,096
3.75%, 05/15/30 ................... 335 326,430
5.60%, 09/01/34 ................... 4,208 4,332,402
5.70%, 04/01/35 ................... 564 584,018
Enterprise Products Operating LLC, Series E,
(3-mo. CME Term SOFR + 3.29%), 5.25%,
08/16/77
(a)
....................... 2,451 2,441,395
EQT Corp.
3.13%, 05/15/26
(b)
.................. 785 782,509
5.00%, 01/15/29 ................... 165 167,908
4.75%, 01/15/31 ................... 5,249 5,272,693
3.63%, 05/15/31
(b)
.................. 1,323 1,250,927
5.75%, 02/01/34 ................... 4,734 4,940,414
Expand Energy Corp.
5.38%, 02/01/29 ................... 4,954 4,956,979
5.88%, 02/01/29
(b)
.................. 875 875,047
6.75%, 04/15/29
(b)
.................. 672 675,581
5.38%, 03/15/30 ................... 6,967 7,090,959
4.75%, 02/01/32 ................... 2,519 2,495,948
5.70%, 01/15/35 ................... 913 944,102
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
....................... 602 510,128
Genesis Energy LP
7.75%, 02/01/28 ................... 239 240,028
8.00%, 05/15/33 ................... 6 6,262
Global Partners LP, 7.13%, 07/01/33
(b)
....... 194 198,716
Greenko Wind Projects Mauritius Ltd., 7.25%,
09/27/28
(b)
....................... 200 204,354
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
....................... 197 203,164
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
.... 124 129,518
Hess Midstream Operations LP
(b)
6.50%, 06/01/29 ................... 212 219,421
4.25%, 02/15/30 ................... 174 169,964
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................... 143 144,174
5.75%, 02/01/29 ................... 621 621,149
6.25%, 04/15/32 ................... 44 42,200
8.38%, 11/01/33 ................... 402 417,369
6.88%, 05/15/34 ................... 715 689,065
7.25%, 02/15/35 ................... 84 81,281
Howard Midstream Energy Partners LLC
(b)
7.38%, 07/15/32 ................... 87 91,898
6.63%, 01/15/34 ................... 917 941,209
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(c)
EUR 794 951,456
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... USD 1,185 1,142,448
KazMunayGas National Co. JSC, 5.75%,
04/19/47
(c)
....................... 282 264,234
Kinder Morgan, Inc.
5.10%, 08/01/29 ................... 449 462,485
5.20%, 06/01/33 ................... 649 667,459
5.40%, 02/01/34 ................... 1,201 1,242,249
Kinetik Holdings LP
(b)
6.63%, 12/15/28 ................... 116 119,447
5.88%, 06/15/30 ................... 62 62,740
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
....................... 155 160,959
Matador Resources Co.
(b)
6.88%, 04/15/28 ................... 359 366,809
6.50%, 04/15/32 ................... 685 697,500
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30
(b)
250 263,850
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
388 404,878
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp., 5.88%, 12/01/42
(d)
........ USD 58 $ 50,824
NGL Energy Operating LLC
(b)
8.13%, 02/15/29 ................... 305 316,508
8.38%, 02/15/32 ................... 748 782,900
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(b)
... 653 659,281
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
....................... 190 193,308
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
..... 258 258,349
Permian Resources Operating LLC
(b)
8.00%, 04/15/27 ................... 927 935,429
7.00%, 01/15/32 ................... 533 558,745
6.25%, 02/01/33 ................... 629 647,965
Pertamina Persero PT, 6.45%, 05/30/44
(b)
.... 598 626,040
Petrobras Global Finance BV, 6.75%, 01/27/41 . 1,260 1,263,150
Petroleos Mexicanos, 7.50%, 03/20/26
(b)
..... 1,193 1,194,491
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
.... 605 639,370
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
....... 300 311,160
PRIO Luxembourg Holding SARL, 6.75%,
10/15/30
(b)
....................... 646 639,572
Raizen Fuels Finance SA
(b)
6.45%, 03/05/34 ................... 839 690,077
6.95%, 03/05/54 ................... 341 259,058
Repsol E&P Capital Markets US LLC, 4.81%,
09/16/28
(b)
....................... 955 966,014
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
....................... 162 161,497
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 ................... 19 19,021
5.00%, 03/15/27 ................... 142 142,859
4.50%, 05/15/30 ................... 764 767,948
SM Energy Co.
(b)
8.38%, 07/01/28 ................... 254 261,442
8.75%, 07/01/31 ................... 333 349,769
Sunoco LP
(b)
5.63%, 03/15/31 ................... 225 226,379
6.63%, 08/15/32 ................... 194 200,078
6.25%, 07/01/33 ................... 203 208,242
5.88%, 03/15/34 ................... 229 229,610
Tallgrass Energy Partners LP
(b)
5.50%, 01/15/28 ................... 283 282,902
7.38%, 02/15/29 ................... 317 328,625
6.00%, 09/01/31 ................... 104 104,657
Targa Resources Corp.
6.13%, 03/15/33 ................... 136 145,318
6.50%, 03/30/34 ................... 27 29,527
5.50%, 02/15/35 ................... 556 569,578
5.55%, 08/15/35 ................... 37 37,894
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
....................... 650 643,211
Transcanada Trust, Series 16-A, 5.88%,
08/15/76
(a)
....................... 2,437 2,442,788
Transcontinental Gas Pipe Line Co. LLC, 5.10%,
03/15/36
(b)
....................... 1,505 1,510,664
TransMontaigne Partners LLC, 8.50%, 06/15/30
(b)
64 66,395
Venture Global LNG, Inc.
(b)
9.50%, 02/01/29 ................... 3,261 3,472,541
7.00%, 01/15/30 ................... 70 70,434
8.38%, 06/01/31 ................... 671 686,309
9.88%, 02/01/32 ................... 1,124 1,188,400
Venture Global Plaquemines LNG LLC
(b)
6.13%, 12/15/30 ................... 1,262 1,298,979
7.50%, 05/01/33 ................... 456 499,944
6.50%, 01/15/34 ................... 1,942 2,015,404
7.75%, 05/01/35 ................... 530 591,005
6.75%, 01/15/36 ................... 2,061 2,160,464

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Viper Energy Partners LLC, 4.90%, 08/01/30 .. USD 1,493 $ 1,511,767
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
....................... 451 457,217
Williams Cos., Inc. (The), 5.30%, 08/15/28 .... 237 244,200
127,763,585
Paper & Forest Products — 0.1%
Fedrigoni SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.02%, 01/15/30
(a)
................ EUR 367 424,088
6.13%, 06/15/31 ................... 1,011 1,156,918
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
....................... USD 570 599,857
Sappi Papier Holding GmbH, 4.50%, 03/15/32
(c)
EUR 1,760 1,991,384
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32 ........................ USD 879 787,584
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31
(c)
....................... EUR 742 919,240
5,879,071
Passenger Airlines — 0.1%
American Airlines, Inc.
(b)
5.75%, 04/20/29 ................... USD 46 45,974
8.50%, 05/15/29 ................... 291 303,656
AS Mileage Plan IP Ltd., 5.31%, 10/20/31
(b)
... 2,456 2,484,546
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... 450 451,965
Latam Airlines Group SA, 7.88%, 04/15/30
(b)
... 310 325,246
OneSky Flight LLC, 8.88%, 12/15/29
(b)
....... 253 270,516
United Airlines Holdings, Inc., 5.38%, 03/01/31 . 1,431 1,445,211
United Airlines Pass-Through Trust
Series 2020-1,Class A, 5.88%, 10/15/27 ... —
(o)
1
Series 2024-1,Class A, 5.88%, 02/15/37 ... 1,850 1,915,875
7,242,990
Personal Care Products — 0.0%
Opal Bidco SAS
5.50%, 03/31/32
(c)
.................. EUR 1,333 1,622,971
6.50%, 03/31/32
(b)
.................. USD 1,098 1,120,423
Perrigo Finance Unlimited Co.
5.38%, 09/30/32 ................... EUR 466 552,249
6.13%, 09/30/32 ................... USD 441 433,735
3,729,378
Pharmaceuticals — 0.5%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
....... 8,200 8,415,307
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
269 283,249
Astrazeneca Finance LLC, 4.90%, 02/26/31 ... 37 38,237
Bausch Health Cos., Inc.
(b)
4.88%, 06/01/28 ................... 256 236,796
11.00%, 09/30/28 .................. 1,016 1,056,213
Bayer Corp., 6.65%, 02/15/28
(b)
........... 826 864,682
Bayer US Finance II LLC, 4.38%, 12/15/28
(b)
.. 2,422 2,429,605
Bayer US Finance LLC, 6.13%, 11/21/26
(b)
.... 6,163 6,250,370
Dolcetto Holdco SpA
(c)
5.63%, 07/14/32 ................... EUR 1,148 1,384,246
(3-mo. EURIBOR + 3.63%), 5.73%,
07/14/32
(a)
..................... 142 170,008
Eli Lilly & Co.
4.90%, 02/12/32 ................... USD 200 206,974
4.70%, 02/09/34 ................... 301 304,213
Gruenenthal GmbH, 4.63%, 11/15/31
(c)
...... EUR 1,340 1,607,114
Merck & Co., Inc., 4.15%, 03/15/31 ......... USD 3,200 3,188,447
Nidda Healthcare Holding GmbH
(c)
7.00%, 02/21/30 ................... EUR 2,253 2,767,647
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.28%, 10/15/32
(a)
................ 2,001 2,383,914
Organon & Co., 4.13%, 04/30/28
(b)
......... USD 600 588,492
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30 ................... USD 2,423 $ 2,469,858
4.75%, 05/19/33 ................... 1,305 1,318,147
Pfizer, Inc., 4.20%, 11/15/30 ............. 485 486,196
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.89%, 12/31/29
(a)
................ EUR 366 439,238
6.75%, 12/31/29 ................... 530 655,561
Teva Pharmaceutical Finance Netherlands II BV
4.38%, 05/09/30 ................... 2,085 2,540,235
4.13%, 06/01/31 ................... 541 652,497
7.88%, 09/15/31 ................... 1,452 2,063,202
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26 ................... USD 592 587,631
8.13%, 09/15/31 ................... 8,259 9,468,985
6.00%, 12/01/32 ................... 329 344,279
Teva Pharmaceutical Finance Netherlands IV BV,
5.75%, 12/01/30 ................... 2,205 2,283,123
55,484,466
Professional Services — 0.0%
Amentum Holdings, Inc., 7.25%, 08/01/32
(b)
... 93 98,005
CACI International, Inc., 6.38%, 06/15/33
(b)
.... 887 920,295
CoreLogic, Inc., 4.50%, 05/01/28
(b)
......... 2,623 2,574,011
KBR, Inc., 4.75%, 09/30/28
(b)
............. 49 48,373
La Financiere Atalian SAS, 8.50%, (8.50% Cash
or 5.00% PIK), 06/30/28
(c)(j)
............ EUR 1,400 243,350
Science Applications International Corp.
(b)
4.88%, 04/01/28 ................... USD 364 363,079
5.88%, 11/01/33 ................... 431 434,391
4,681,504
Real Estate Management & Development — 0.2%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(j)
............... EUR 3,285 4,059,104
Alexandrite Lake Lux Holdings SARL, 6.75%,
07/30/30
(c)
....................... 1,102 1,320,135
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(c)
.. USD 740 756,650
Anywhere Real Estate Group LLC
Series AI, 7.00%, 04/15/30 ............ 423 428,276
9.75%, 04/15/30
(b)
.................. 210 229,206
Aroundtown SA , (5-Year EUR Swap Annual +
2.42%), 1.63%
(a)(c)(k)
................. EUR 900 1,052,409
BRANICKS Group AG, 2.25%, 09/22/26
(c)
.... 900 768,627
Citycon Treasury BV
(c)
1.63%, 03/12/28 ................... 571 639,013
5.38%, 07/08/31 ................... 425 480,198
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
....................... USD 566 603,225
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(c)(d)
................. EUR 1,233 1,367,646
Fantasia Holdings Group Co. Ltd.
(c)(e)(l)
15.00%, 12/18/21 .................. USD 1,735 19,519
11.75%, 04/17/24 .................. 2,039 22,939
11.88%, 06/01/24 .................. 1,500 16,875
7.95%, 07/05/24 ................... 1,650 18,562
9.25%, 07/28/24 ................... 3,540 39,825
12.25%, 10/18/24 .................. 3,269 36,776
9.88%, 10/19/24 ................... 2,640 29,700
10.88%, 01/09/25 .................. 1,345 15,131
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
153 159,020
Heimstaden AB, 8.38%, 01/29/30
(c)
......... EUR 237 300,659
Howard Hughes Corp. (The)
(b)
4.13%, 02/01/29 ................... USD 149 144,101
4.38%, 02/01/31 ................... 16 15,153

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Modernland Overseas Pte. Ltd., 6.00%, (6.00%
Cash or 6.00% PIK), 04/30/27
(c)(j)
........ USD 1,075 $ 346,608
NE Property BV, 3.88%, 09/30/33
(c)
......... EUR 550 651,199
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30
(c)
. USD 634 640,739
Vivion Investments SARL
(c)
8.25%, (8.25% Cash or 8.25% PIK),
08/31/28
(j)
...................... EUR 392 460,700
8.25%, (8.25% Cash or 8.00% PIK),
02/28/29
(j)
...................... 1,878 2,216,991
5.63%, 06/08/30 ................... 1,407 1,642,964
Vonovia SE, Series B , 0.88%, 05/20/32
(c)(m)
.... 800 920,220
19,402,170
Residential REITs — 0.1%
American Homes 4 Rent LP
2.38%, 07/15/31 ................... USD 636 567,667
3.63%, 04/15/32 ................... 610 572,931
5.50%, 02/01/34 ................... 320 327,603
5.50%, 07/15/34 ................... 903 923,424
5.25%, 03/15/35 ................... 187 187,477
AvalonBay Communities, Inc., 5.00%, 02/15/33 493 503,689
Invitation Homes Operating Partnership LP
4.15%, 04/15/32 ................... 561 541,659
4.95%, 01/15/33 ................... 675 673,616
5.50%, 08/15/33 ................... 860 882,136
4.88%, 02/01/35 ................... 584 569,511
5,749,713
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
709 700,052
Realty Income Corp.
4.70%, 12/15/28 ................... 400 407,451
5.13%, 02/15/34 ................... 1,437 1,468,426
5.13%, 04/15/35 ................... 410 416,619
Regency Centers LP
5.00%, 07/15/32 ................... 346 353,563
5.25%, 01/15/34 ................... 775 795,128
5.10%, 01/15/35 ................... 873 882,591
5,023,830
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/33
(b)
.... 139 141,656
ams-OSRAM AG, 10.50%, 03/30/29
(c)
....... EUR 1,119 1,406,330
Analog Devices, Inc., 2.10%, 10/01/31 ...... USD 742 659,668
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $727,000), 6.50%, 03/20/45
(f)(h)
...... 727 768,803
Applied Materials, Inc., 4.60%, 01/15/36 ..... 1,190 1,170,509
Broadcom, Inc.
4.60%, 07/15/30 ................... 2,125 2,154,738
4.20%, 10/15/30 ................... 395 393,799
4.15%, 11/15/30 ................... 2,071 2,059,701
4.30%, 01/15/31 ................... 1,185 1,184,273
2.45%, 02/15/31 ................... 1,500 1,372,736
5.15%, 11/15/31 ................... 1,495 1,549,886
4.15%, 04/15/32
(b)
.................. 2,564 2,508,030
4.60%, 01/15/33 ................... 2,225 2,218,692
3.42%, 04/15/33 ................... 3,526 3,258,135
Foundry JV Holdco LLC
(b)
5.50%, 01/25/31 ................... 420 434,951
6.15%, 01/25/32 ................... 529 563,244
5.90%, 01/25/33 ................... 1,520 1,594,250
6.20%, 01/25/37 ................... 1,278 1,350,375
Lam Research Corp.
4.00%, 03/15/29 ................... 200 200,189
1.90%, 06/15/30 ................... 122 111,081
Micron Technology, Inc.
5.80%, 01/15/35 ................... 205 217,250
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
6.05%, 11/01/35 ................... USD 898 $ 964,925
MKS, Inc., 4.25%, 02/15/34
(c)
............. EUR 1,472 1,744,784
NVIDIA Corp., 2.85%, 04/01/30 ........... USD 3,121 2,982,552
ON Semiconductor Corp., 0.50%, 03/01/29
(m)
.. 394 384,851
Qnity Electronics, Inc.
(b)
5.75%, 08/15/32 ................... 430 438,047
6.25%, 08/15/33 ................... 742 765,814
QUALCOMM, Inc., 5.00%, 05/20/35 ........ 2,517 2,545,711
35,144,980
Software — 0.6%
AppLovin Corp., 5.50%, 12/01/34 .......... 4,903 5,019,681
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
.. 6,973 6,762,722
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
... 1,396 1,297,865
Central Parent LLC, 8.00%, 06/15/29
(b)
...... 195 151,542
Central Parent, Inc., 7.25%, 06/15/29
(b)
...... 244 186,976
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................... 725 684,242
4.88%, 07/01/29 ................... 1,672 1,437,192
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 ................... 3,533 3,510,981
9.00%, 09/30/29 ................... 5,436 5,489,117
8.25%, 06/30/32 ................... 538 547,190
Elastic NV, 4.13%, 07/15/29
(b)
............ 613 588,893
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
.... 1,194 1,174,960
Fair Isaac Corp.
(b)
4.00%, 06/15/28 ................... 259 254,709
6.00%, 05/15/33 ................... 2,312 2,355,778
IPD 3 BV
5.50%, 06/15/31
(c)
.................. EUR 1,662 1,963,361
McAfee Corp., 7.38%, 02/15/30
(b)
.......... USD 365 290,394
Oracle Corp.
4.20%, 09/27/29 ................... 920 905,058
6.15%, 11/09/29 ................... 863 900,093
2.95%, 04/01/30 ................... 5,387 4,977,446
4.45%, 09/26/30 ................... 2,200 2,147,429
4.80%, 09/26/32 ................... 3,190 3,088,309
5.20%, 09/26/35 ................... 302 287,805
5.88%, 09/26/45 ................... 273 245,451
5.95%, 09/26/55 ................... 366 322,729
6.10%, 09/26/65 ................... 366 318,870
SS&C Technologies, Inc., 6.50%, 06/01/32
(b)
... 963 994,224
Stripe, Inc., (Acquired 09/26/25, cost
$3,500,000), 5.04%, 09/26/30
(f)(h)
........ 3,500 3,491,250
Synopsys, Inc., 5.00%, 04/01/32 .......... 4,598 4,704,471
TeamSystem SpA
(a)(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.52%, 07/31/31 ................. EUR 918 1,085,216
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.27%, 07/01/32 ................. 214 252,103
UKG, Inc., 6.88%, 02/01/31
(b)
............. USD 3,083 3,080,515
VMware LLC, 2.20%, 08/15/31 ............ 2,988 2,660,146
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
15 13,711
61,190,429
Specialized REITs — 0.2%
American Tower Corp.
5.50%, 03/15/28 ................... 1,539 1,582,181
5.80%, 11/15/28 ................... 163 170,208
2.30%, 09/15/31 ................... 883 786,185
5.55%, 07/15/33 ................... 1,090 1,138,673
Crown Castle, Inc.
3.65%, 09/01/27 ................... 1,844 1,831,054
5.00%, 01/11/28 ................... 97 98,512
3.80%, 02/15/28 ................... 622 617,992
4.80%, 09/01/28 ................... 41 41,622

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
5.60%, 06/01/29 ................... USD 201 $ 208,670
3.10%, 11/15/29 ................... 404 386,035
2.25%, 01/15/31 ................... 43 38,459
5.10%, 05/01/33 ................... 390 394,089
5.80%, 03/01/34 ................... 124 129,937
Equinix, Inc., 3.20%, 11/18/29 ............ 781 751,883
Extra Space Storage LP
2.40%, 10/15/31 ................... 488 433,406
2.35%, 03/15/32 ................... 252 220,294
4.95%, 01/15/33 ................... 1,865 1,875,935
5.40%, 02/01/34 ................... 799 817,788
Iron Mountain, Inc.
5.25%, 07/15/30
(b)
.................. 26 25,745
5.63%, 07/15/32
(b)
.................. 1,104 1,090,169
6.25%, 01/15/33
(b)
.................. 133 134,395
4.75%, 01/15/34
(c)
.................. EUR 1,925 2,226,383
4.75%, 01/15/34
(b)
.................. 900 1,040,906
Millrose Properties, Inc.
(b)
6.38%, 08/01/30 ................... USD 742 757,348
6.25%, 09/15/32 ................... 800 809,023
SBA Communications Corp., 3.13%, 02/01/29 . 251 239,733
17,846,625
Specialty Retail — 0.2%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
... 258 262,374
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................... 123 122,575
4.75%, 03/01/30 ................... 89 87,622
5.00%, 02/15/32
(b)
.................. 68 66,083
Bubbles Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.27%, 09/30/31
(a)
................ EUR 686 820,192
6.50%, 09/30/31 ................... 609 741,220
Carvana Co.
(b)(j)
9.00%, (9.00% Cash or 13.00% PIK),
06/01/30 ...................... USD 1,381 1,440,447
9.00%, (9.00% Cash or 14.00 % PIK),
06/01/31 ...................... 2,483 2,731,999
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
.... GBP 1,759 2,517,103
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. USD 221 236,164
Duomo Bidco SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.31%, 01/15/32
(a)(c)
...... EUR 783 930,568
Global Auto Holdings Ltd., 11.50%, 08/15/29
(b)
. USD 200 212,000
Goldstory SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.05%, 02/01/30
(a)
................ EUR 396 457,385
6.75%, 02/01/30 ................... 1,269 1,481,448
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. USD 144 147,819
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
.. 212 210,543
LCM Investments Holdings II LLC
(b)
4.88%, 05/01/29 ................... 137 134,998
8.25%, 08/01/31 ................... 670 705,816
Lithia Motors, Inc., 5.50%, 10/01/30
(b)
....... 317 318,408
Lowe's Cos., Inc., 3.75%, 04/01/32 ......... 638 611,952
Staples, Inc., 10.75%, 09/01/29
(b)
.......... 199 195,544
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(b)
....................... 3,656 3,797,425
18,229,685
Technology Hardware, Storage & Peripherals — 0.0%
Dell International LLC
5.30%, 04/01/32 ................... 859 882,657
4.75%, 10/06/32 ................... 1,920 1,915,242
Hewlett Packard Enterprise Co., 5.00%, 10/15/34 966 951,257
Seagate Data Storage Technology Pte. Ltd.
(b)
8.25%, 12/15/29 ................... 241 254,562
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
5.88%, 07/15/30 ................... USD 208 $ 214,277
8.50%, 07/15/31 ................... 926 979,885
5,197,880
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC
5.25%, 07/15/32
(b)
.................. EUR 686 832,582
5.25%, 07/15/32
(c)
.................. 777 943,026
10.00%, (10.00% Cash or 10.75% PIK),
07/15/33
(b)(j)
.................... USD 1,572 1,657,009
Crocs, Inc.
(b)
4.25%, 03/15/29 ................... 415 400,413
4.13%, 08/15/31 ................... 40 36,608
European TopSoho SARL, Series SMCP, 4.00%,
10/14/24
(c)(e)(l)(m)
.................... EUR 1,300 1,233,428
Levi Strauss & Co., 4.00%, 08/15/30
(b)
....... 190 227,436
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.77%, 07/01/29
(a)(c)
............... 1,838 2,195,003
VF Corp.
4.25%, 03/07/29 ................... 896 1,075,303
0.63%, 02/25/32 ................... 453 429,065
9,029,873
Tobacco — 0.2%
Altria Group, Inc.
2.45%, 02/04/32 ................... USD 5,089 4,503,725
6.88%, 11/01/33 ................... 600 674,803
BAT Capital Corp.
2.26%, 03/25/28 ................... 800 771,320
4.91%, 04/02/30 ................... 388 395,763
6.34%, 08/02/30 ................... 770 832,227
5.83%, 02/20/31 ................... 605 642,148
6.42%, 08/02/33 ................... 1,508 1,657,142
6.00%, 02/20/34 ................... 539 576,083
BAT International Finance plc, 5.93%, 02/02/29 2,086 2,189,606
Philip Morris International, Inc.
4.13%, 04/28/28 ................... 1,410 1,416,966
5.63%, 11/17/29 ................... 1,030 1,083,411
4.38%, 04/30/30 ................... 2,836 2,852,786
4.75%, 11/01/31 ................... 4,143 4,221,020
4.25%, 10/29/32 ................... 1,417 1,394,123
23,211,123
Trading Companies & Distributors — 0.2%
Air Lease Corp., 5.85%, 12/15/27 .......... 1,165 1,200,159
Aviation Capital Group LLC
(b)
1.95%, 09/20/26 ................... 2,394 2,361,309
4.80%, 10/24/30 ................... 5,245 5,257,869
FTAI Aviation Investors LLC
(b)
5.50%, 05/01/28 ................... 570 570,548
7.88%, 12/01/30 ................... 538 570,444
7.00%, 05/01/31 ................... 2,324 2,445,238
7.00%, 06/15/32 ................... 1,139 1,198,726
5.88%, 04/15/33 ................... 2,416 2,449,529
GATX Corp., 3.50%, 03/15/28 ............ 1,225 1,209,542
Herc Holdings, Inc.
(b)
7.00%, 06/15/30 ................... 603 632,887
5.75%, 03/15/31 ................... 269 270,910
7.25%, 06/15/33 ................... 1,345 1,423,428
6.00%, 03/15/34 ................... 278 279,409
QXO Building Products, Inc., 6.75%, 04/30/32
(b)
2,007 2,068,173
United Rentals North America, Inc.
(b)
6.00%, 12/15/29 ................... 1,242 1,272,874
5.38%, 11/15/33 ................... 983 982,422
WESCO Distribution, Inc.
(b)
6.63%, 03/15/32 ................... 70 73,143

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
6.38%, 03/15/33 ................... USD 466 $ 485,232
24,751,842
Transportation Infrastructure — 0.0%
TAV Havalimanlari Holding A/S, 8.50%,
12/07/28
(c)
....................... 618 639,630
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 3.63%, 04/22/29 ... 1,257 1,228,353
Colombia Telecomunicaciones SA ESP, 4.95%,
07/17/30
(c)
....................... 727 681,199
Connect Finco SARL, 9.00%, 09/15/29
(b)
..... 428 454,265
Digicel International Finance Ltd., 8.63%,
08/01/32
(b)
....................... 2,626 2,730,567
Eutelsat SA
(c)
1.50%, 10/13/28 ................... EUR 400 458,079
9.75%, 04/13/29 ................... 726 913,349
Maya SAS
7.00%, 10/15/28
(b)
.................. USD 369 373,236
5.38%, 04/15/30
(c)
.................. EUR 1,409 1,724,347
6.88%, 04/15/31
(c)
.................. 1,377 1,740,232
8.50%, 04/15/31
(b)
.................. USD 953 1,020,491
Rogers Communications, Inc.
3.80%, 03/15/32 ................... 793 751,446
Series NC5, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.65%),
7.00%, 04/15/55
(a)
................ 612 634,811
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%), 7.13%,
04/15/55
(a)
..................... 337 353,394
SoftBank Group Corp.
(c)
5.00%, 04/15/28 ................... EUR 247 298,738
5.38%, 01/08/29 ................... 1,327 1,615,541
5.25%, 10/10/29 ................... 613 740,204
6.88%, 01/10/31 ................... USD 620 616,754
5.88%, 07/10/31 ................... EUR 1,007 1,228,704
5.75%, 07/08/32 ................... 1,990 2,393,356
6.38%, 07/10/33 ................... 1,189 1,452,066
T-Mobile USA, Inc.
3.88%, 04/15/30 ................... USD 2,084 2,048,288
2.55%, 02/15/31 ................... 500 457,389
6.70%, 12/15/33 ................... 543 605,818
Veon Midco BV, 3.38%, 11/25/27
(b)
......... 662 631,171
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(c)
.................. GBP 500 662,676
4.25%, 01/31/31
(b)
.................. USD 800 723,757
4.50%, 07/15/31
(c)
.................. GBP 2,011 2,441,098
4.75%, 07/15/31
(b)
.................. USD 400 365,503
5.63%, 04/15/32
(c)
.................. EUR 1,301 1,521,773
5.63%, 04/15/32
(c)
.................. 100 116,969
6.75%, 01/15/33
(b)
.................. USD 763 744,047
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a)(b)(j)(m)
........... 512 460,149
WOM Mobile SA, 12.50%, (12.50 % Cash or
12.50% PIK), 04/01/31
(a)(b)(j)
............ 35 33,523
Zegona Finance plc
6.75%, 07/15/29
(c)
.................. EUR 2,492 3,099,286
35,320,579
Total Corporate Bonds — 19.3%
(Cost: $2,038,968,748) ............................ 2,061,453,096
Security
Par (000)
Par (000) Value
Equity-Linked Notes
Aerospace & Defense — 0.1%
(b)(c)
Canadian Imperial Bank of Commerce (L3Harris
Technologies, Inc.), 14.80%, 02/02/26 ..... USD 8 $ 2,473,256
Canadian Imperial Bank of Commerce (RTX
Corp.), 20.50%, 03/05/26 ............. 9 1,686,942
Morgan Stanley & Co. LLC (Lockheed Martin
Corp.), 19.86%, 03/19/26 ............. 3 1,842,122
Nomura Bank International PLC (L3Harris
Technologies, Inc.), 17.36%, 03/26/26 ..... 8 2,706,730
Royal Bank of Canada (Airbus SE),
24.41%, 02/26/26 .................. EUR 5 1,162,617
Royal Bank of Canada (Boeing Co. (The)),
27.19%, 03/02/26 .................. USD 15 3,506,210
Royal Bank of Canada (Textron, Inc.),
16.11%, 03/16/26 .................. 19 1,720,729
15,098,606
Air Freight & Logistics — 0.0%
Morgan Stanley & Co. LLC (FedEx Corp.),
20.85%, 03/12/26
(b)(c)
................ 6 1,807,833
Automobile Components — 0.0%
Royal Bank of Canada (Aptiv plc),
25.42%, 03/02/26
(b)(c)
................ 24 1,847,876
Automobiles — 0.1%
(b)(c)
Canadian Imperial Bank of Commerce (Tesla,
Inc.), 30.10%, 03/11/26 ............... 12 5,152,263
Royal Bank of Canada (Tesla, Inc.),
30.98%, 02/04/26 .................. 12 5,011,284
10,163,547
Banks — 0.6%
(b)(c)
BNP Paribas SA ( Citigroup, Inc.),
20.86%, 03/06/26 .................. 92 10,656,467
BNP Paribas SA (Citizens Financial Group, Inc.),
24.04%, 03/05/26 .................. 32 1,942,411
Mizuho Markets Cayman LP (First Citizens
BancShares, Inc.), 21.82%, 02/12/26 ..... 4 8,518,777
Royal Bank of Canada (Bank of America Corp.),
13.59%, 03/06/26 .................. 146 7,696,030
Royal Bank of Canada (Flagstar Bank NA),
25.08%, 03/02/26 .................. 117 1,556,965
Royal Bank of Canada (Wells Fargo & Co.),
21.00%, 03/16/26 .................. 76 6,699,772
Societe Generale SA (Bank of America Corp.),
11.14%, 02/06/26 .................. 144 7,662,135
Societe Generale SA (Citigroup, Inc.)
14.81%, 02/03/26 .................. 86 9,357,541
22.34%, 03/13/26 .................. 91 10,565,943
64,656,041
Beverages — 0.1%
(b)(c)
BNP Paribas SA (Keurig Dr Pepper, Inc.),
20.06%, 03/16/26 .................. 97 2,652,038
JPMorgan Structured Products BV (PepsiCo,
Inc.), 20.01%, 02/19/26 ............... 14 1,990,511
4,642,549
Biotechnology — 0.1%
(b)(c)
Societe Generale SA (Vertex Pharmaceuticals,
Inc.), 15.41%, 02/06/26 ............... 8 3,505,835
UBS AG (Vertex Pharmaceuticals, Inc.),
17.00%, 02/13/26 .................. 8 3,521,814
7,027,649
Broadline Retail — 0.3%
(b)(c)
Barclays Bank plc (Amazon.com, Inc.)
23.05%, 02/20/26 .................. 49 11,433,214

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
20.72%, 03/03/26 .................. USD 50 $ 12,005,122
Societe Generale SA (Amazon.com, Inc.),
22.60%, 02/05/26 .................. 45 10,430,827
33,869,163
Building Products — 0.0%
Royal Bank of Canada (Fortune Brands
Innovations, Inc.), 27.48%, 03/05/26
(b)(c)
.... 79 4,258,425
Capital Markets — 0.3%
(b)(c)
Barclays Bank plc (MSCI, Inc.),
18.51%, 02/24/26 .................. 5 3,214,091
Barclays Bank plc (Robinhood Markets, Inc.),
21.17%, 02/27/26 .................. 8 792,621
BNP Paribas SA (Carlyle Group, Inc. (The)),
28.20%, 03/19/26 .................. 40 2,369,617
BNP Paribas SA (Charles Schwab Corp. (The)),
19.80%, 03/05/26 .................. 25 2,551,501
BNP Paribas SA (Coinbase Global, Inc.),
20.69%, 03/03/26 .................. 2 462,498
BNP Paribas SA (Robinhood Markets, Inc.),
20.83%, 03/06/26 .................. 8 823,734
JPMorgan Structured Products BV (MSCI, Inc.),
16.14%, 03/03/26 .................. 5 3,211,962
JPMorgan Structured Products BV (Raymond
James Financial, Inc.), 15.68%, 02/06/26 ... 19 3,093,973
Mizuho Markets Cayman LP ( Raymond James
Financial, Inc.), 14.37%, 02/13/26 ........ 19 3,119,168
Morgan Stanley & Co. LLC (State Street Corp.),
16.51%, 02/20/26 .................. 33 4,259,169
Royal Bank of Canada (Intercontinental
Exchange, Inc.), 13.94%, 03/16/26 ....... 35 5,987,146
Societe Generale SA (Coinbase Global, Inc.),
22.59%, 03/10/26 .................. 2 494,823
UBS AG (State Street Corp.), 18.60%, 02/11/26 32 4,222,828
34,603,131
Chemicals — 0.1%
(b)(c)
BMO Capital Markets Corp. (Axalta Coating
Systems Ltd.), 21.29%, 02/17/26 ........ 48 1,537,816
BMO Capital Markets Corp. (PPG Industries,
Inc.), 25.50%, 02/12/26 ............... 30 3,199,194
Canadian Imperial Bank of Commerce
(Air Products & Chemicals, Inc.),
15.30%, 03/05/26 .................. 11 3,057,370
Mizuho Markets Cayman LP (Ecolab, Inc.),
15.60%, 02/13/26 .................. 3 931,887
Societe Generale SA (Ecolab, Inc.),
12.61%, 02/06/26 .................. 3 911,577
UBS AG (LyondellBasell Industries NV),
18.70%, 03/05/26 .................. 38 1,867,019
11,504,863
Commercial Services & Supplies — 0.2%
(b)(c)
Barclays Bank plc (Rentokil Initial plc),
19.08%, 03/23/26 .................. GBP 758 4,737,331
BNP Paribas SA ( Rollins, Inc.), 15.97%, 02/20/26 USD 105 6,518,445
Citigroup, Inc. (Rollins, Inc.), 14.39%, 02/06/26 . 105 6,470,109
Mizuho Markets Cayman LP (Waste
Management, Inc.), 9.57%, 02/11/26 ...... 18 3,992,794
Nomura Holdings, Inc. (Waste Management,
Inc.), 10.83%, 02/25/26 ............... 18 4,006,841
25,725,520
Communications Equipment — 0.2%
(b)(c)
Barclays Bank plc (Arista Networks, Inc.),
37.26%, 02/24/26 .................. 12 1,573,208
Barclays Bank plc (Motorola Solutions, Inc.),
12.95%, 03/04/26 .................. 2 704,548
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
BNP Paribas SA ( Motorola Solutions, Inc.),
12.81%, 02/20/26 .................. USD 2 $ 680,722
Canadian Imperial Bank of Commerce (Cisco
Systems, Inc.), 16.65%, 02/27/26 ........ 42 3,198,178
Royal Bank of Canada (Cisco Systems, Inc.),
17.45%, 03/06/26 .................. 43 3,249,046
Societe Generale SA (Arista Networks, Inc.),
38.48%, 03/06/26 .................. 12 1,572,952
Societe Generale SA (Cisco Systems, Inc.),
26.01%, 02/09/26 .................. 65 5,042,333
16,020,987
Consumer Finance — 0.4%
(b)(c)
BNP Paribas SA (Capital One Financial Corp.),
16.98%, 03/26/26 .................. 8 1,659,349
Morgan Stanley & Co. LLC ( Capital One
Financial Corp.), 17.10%, 02/10/26 ....... 41 9,032,001
Royal Bank of Canada (Capital One Financial
Corp.)
21.62%, 03/10/26 .................. 44 9,591,041
19.76%, 03/17/26 .................. 41 9,137,684
Societe Generale SA ( Capital One Financial
Corp.), 17.80%, 02/03/26 ............. 43 9,364,540
38,784,615
Consumer Staples Distribution & Retail — 0.6%
(b)(c)
Barclays Bank plc (Walmart, Inc.),
13.23%, 03/04/26 .................. 78 9,364,284
BNP Paribas SA (Sysco Corp.),
11.99%, 03/19/26 .................. 24 1,919,977
BNP Paribas SA (Walmart, Inc.),
13.60%, 02/04/26 .................. 106 12,394,802
Citigroup, Inc. (Costco Wholesale Corp.),
11.42%, 03/04/26 .................. 9 8,273,327
JPMorgan Structured Products BV (Walmart,
Inc.), 16.75%, 03/11/26 ............... 104 12,290,983
Royal Bank of Canada ( Costco Wholesale
Corp.), 10.68%, 02/04/26 ............. 13 12,188,429
Societe Generale SA (Dollar General Corp.),
25.82%, 02/17/26 .................. 51 7,003,895
63,435,697
Containers & Packaging — 0.2%
(b)(c)
BNP Paribas SA (Avery Dennison Corp.),
12.46%, 02/13/26 .................. 40 7,362,142
Canadian Imperial Bank of Commerce (Crown
Holdings, Inc.), 16.50%, 02/02/26 ........ 18 1,730,535
HSBC Bank plc (Smurfit WestRock plc),
17.45%, 03/23/26 .................. EUR 33 1,652,981
JPMorgan Structured Products BV (Amcor plc),
29.28%, 03/04/26 .................. USD 33 1,378,053
Nomura Bank International PLC (Crown
Holdings, Inc.), 22.64%, 03/26/26 ........ 26 2,714,169
Societe Generale SA (Amcor plc),
29.21%, 03/11/26 .................. 30 1,317,053
Societe Generale SA (Avery Dennison Corp.),
14.19%, 02/06/26 .................. 40 7,328,490
23,483,423
Diversified Telecommunication Services — 0.1%
(b)(c)
BNP Paribas SA (TE Connectivity plc),
21.27%, 02/20/26 .................. 3 698,644
Nomura Holdings, Inc. (Comcast Corp.),
29.64%, 03/02/26 .................. 111 3,276,496
Royal Bank of Canada (TE Connectivity plc),
19.29%, 03/04/26 .................. 3 703,202

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Royal Bank of Canada (Verizon Communications,
Inc.), 13.37%, 03/16/26 ............... USD 44 $ 1,784,650
6,462,992
Electric Utilities — 0.3%
(b)(c)
Barclays Bank plc (American Electric Power Co.,
Inc.), 19.89%, 02/27/26 ............... 16 1,856,567
BNP Paribas SA (Evergy, Inc.), 9.30%, 03/05/26 39 2,927,227
BNP Paribas SA (PG&E Corp.),
19.35%, 02/02/26 .................. 86 1,298,660
Canadian Imperial Bank of Commerce
(FirstEnergy Corp.), 19.30%, 03/13/26 .... 190 8,941,376
Citigroup, Inc. (FirstEnergy Corp.),
17.93%, 02/24/26 .................. 194 8,823,600
Mizuho Markets Cayman LP (American Electric
Power Co., Inc.), 17.92%, 02/20/26 ....... 16 1,878,652
Morgan Stanley & Co. LLC (FirstEnergy Corp.),
18.61%, 03/06/26 .................. 188 8,887,448
Royal Bank of Canada (American Electric Power
Co., Inc.), 18.02%, 03/12/26 ........... 13 1,535,674
36,149,204
Electrical Equipment — 0.0%
(b)(c)
BMO Capital Markets Corp. (GE Vernova, Inc.),
26.89%, 02/11/26 .................. 3 2,179,434
JPMorgan Structured Products BV (GE Vernova,
Inc.), 31.16%, 02/25/26 ............... 3 1,967,327
4,146,761
Electronic Equipment, Instruments & Components — 0.1%
(b)(c)
Barclays Bank plc (Amphenol Corp.),
29.02%, 02/24/26 .................. 14 1,939,308
BNP Paribas SA (Corning, Inc.),
22.68%, 03/03/26 .................. 8 793,879
Citigroup, Inc. (Corning, Inc.), 19.83%, 02/24/26 9 848,165
Goldman Sachs International (Ralliant Corp.),
22.00%, 02/02/26 .................. 23 1,239,635
Morgan Stanley & Co. LLC (Amphenol Corp.),
27.11%, 02/10/26 .................. 13 1,864,305
Nomura Bank International PLC (Ralliant Corp.),
21.30%, 03/26/26 .................. 23 1,256,889
Nomura Holdings, Inc. (CDW Corp.),
25.62%, 03/02/26 .................. 25 3,244,950
11,187,131
Energy Equipment & Services — 0.3%
(b)(c)
BNP Paribas SA (SLB Ltd.)
17.13%, 02/04/26 .................. 153 6,499,933
19.65%, 02/11/26 .................. 157 6,618,859
Mizuho Markets Cayman LP (Baker Hughes Co.),
24.02%, 03/13/26 .................. 157 8,814,657
Societe Generale SA (Baker Hughes Co.),
29.02%, 03/06/26 .................. 163 9,128,958
31,062,407
Entertainment — 0.0%
Morgan Stanley & Co. LLC (Walt Disney Co.
(The)), 17.60%, 03/19/26
(b)(c)
........... 32 3,560,469
Financial Services — 0.5%
(b)(c)
Barclays Bank plc (Apollo Global Management,
Inc.), 24.90%, 03/03/26 ............... 5 670,244
BMO Capital Markets Corp. (Global Payments,
Inc.), 22.85%, 02/05/26 ............... 16 1,166,456
BMO Capital Markets Corp. (Mastercard, Inc.),
11.55%, 02/13/26 .................. 9 4,818,103
BNP Paribas SA (Apollo Global Management,
Inc.), 24.50%, 03/10/26 ............... 5 665,416
Security
Par (000)
Par (000) Value
Financial Services (continued)
BNP Paribas SA (PayPal Holdings, Inc.),
20.63%, 03/06/26 .................. USD 11 $ 567,561
BNP Paribas SA (Visa, Inc.), 11.79%, 02/18/26 . 19 6,085,394
JPMorgan Structured Products BV (Fidelity
National Information Services, Inc.),
23.76%, 02/19/26 .................. 101 5,642,789
JPMorgan Structured Products BV (Visa, Inc.),
11.14%, 02/10/26 .................. 18 5,957,655
Mizuho Markets Cayman LP (PayPal Holdings,
Inc.), 24.02%, 02/27/26 ............... 11 564,136
Morgan Stanley & Co. LLC ( Berkshire Hathaway,
Inc.), 5.56%, 03/04/26 ............... 22 10,543,044
Nomura Holdings, Inc. (Voya Financial, Inc.),
25.83%, 03/12/26 .................. 34 2,572,366
Societe Generale SA (Berkshire Hathaway, Inc.),
8.46%, 03/11/26 ................... 22 10,637,670
UBS AG ( Mastercard, Inc.), 12.70%, 02/04/26 . 9 4,798,910
54,689,744
Food Products — 0.1%
(b)(c)
Canadian Imperial Bank of Commerce
(Campbell's Co. (The)), 20.15%, 03/05/26 .. 75 2,016,814
Canadian Imperial Bank of Commerce (Kraft
Heinz Co. (The)), 12.60%, 02/02/26 ...... 90 2,074,236
Morgan Stanley & Co. LLC ( Lamb Weston
Holdings, Inc.), 22.19%, 03/19/26 ........ 38 1,697,016
Nomura Bank International PLC (Kraft Heinz Co.
(The)), 24.76%, 03/26/26 ............. 63 1,486,240
7,274,306
Ground Transportation — 0.1%
(b)(c)
BNP Paribas SA (CSX Corp.), 23.94%, 03/02/26 27 984,302
Canadian Imperial Bank of Commerce (Uber
Technologies, Inc.), 21.80%, 02/25/26 ..... 22 1,742,081
Nomura Holdings, Inc. (Union Pacific Corp.),
24.03%, 03/09/26 .................. 6 1,330,878
Royal Bank of Canada (Uber Technologies, Inc.),
20.05%,  02/18/26 .................. 22 1,773,324
5,830,585
Health Care Equipment & Supplies — 0.3%
(b)(c)
BMO Capital Markets Corp. ( Becton Dickinson &
Co.), 21.85%, 02/05/26 ............... 34 6,651,210
Morgan Stanley & Co. LLC (Medtronic plc),
13.75%, 03/16/26 .................. 69 7,066,711
Societe Generale SA (GE HealthCare
Technologies, Inc.), 14.16%, 02/06/26 ..... 45 3,597,330
Toronto-Dominion Bank (The) (GE HealthCare
Technologies, Inc.), 15.41%, 02/13/26 ..... 46 3,661,877
UBS AG (Baxter International, Inc.),
25.70%, 03/12/26 .................. 281 5,556,382
26,533,510
Health Care Providers & Services — 1.2%
(b)(c)
Barclays Bank plc (HCA Healthcare, Inc.),
18.35%, 02/06/26 .................. 23 11,489,573
Barclays Bank plc ( McKesson Corp.),
19.70%, 02/24/26 .................. 12 9,624,713
BNP Paribas SA (Cencora, Inc.),
13.06%, 02/06/26 .................. 26 9,407,965
BNP Paribas SA (Centene Corp.),
38.19%, 03/02/26 .................. 26 1,150,808
BNP Paribas SA (Elevance Health, Inc.)
29.22%, 02/02/26 .................. 12 4,259,824
17.25%, 03/26/26 .................. 12 4,234,395
BNP Paribas SA (McKesson Corp.),
14.57%, 02/04/26 .................. 12 9,843,314

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
BNP Paribas SA (UnitedHealth Group, Inc.),
20.15%, 02/10/26 .................. USD 24 $ 6,973,035
Canadian Imperial Bank of Commerce (Cencora,
Inc.), 14.00%, 03/11/26 ............... 27 9,472,217
Canadian Imperial Bank of Commerce (HCA
Healthcare, Inc.), 23.85%, 03/11/26 ...... 23 11,299,719
JPMorgan Structured Products BV (Universal
Health Services, Inc.), 15.31%, 02/10/26 ... 26 5,274,496
Morgan Stanley & Co. LLC (Cencora, Inc.),
14.35%, 03/04/26 .................. 27 9,512,889
Royal Bank of Canada ( UnitedHealth Group,
Inc.), 17.36%, 02/18/26 ............... 25 7,107,249
Royal Bank of Canada (Universal Health
Services, Inc.), 12.69%, 02/18/26 ........ 26 5,329,982
Societe Generale SA (Cardinal Health, Inc.)
26.08%, 02/19/26 .................. 27 5,473,831
18.16%, 02/20/26 .................. 15 3,199,330
Toronto-Dominion Bank (The) (CVS Health
Corp.), 27.41%, 03/12/26 ............. 88 6,709,254
UBS AG (Cardinal Health, Inc.),
19.10%, 02/11/26 .................. 15 3,198,878
123,561,472
Health Care REITs — 0.0%
Barclays Bank plc (Healthcare Realty Trust, Inc.),
23.19%, 03/09/26
(b)(c)
................ 115 1,922,065
Hotels, Restaurants & Leisure — 0.1%
(b)(c)
Barclays Bank plc (DoorDash, Inc.)
18.73%, 02/18/26 .................. 4 744,678
24.99%, 02/27/26 .................. 4 736,019
BNP Paribas SA (Domino's Pizza, Inc.),
16.15%, 02/03/26 .................. 4 1,803,491
Morgan Stanley & Co. LLC (Domino's Pizza,
Inc.), 22.33%, 03/04/26 ............... 5 1,841,961
5,126,149
Household Products — 0.0%
HSBC Bank plc (Henkel AG & Co. KGaA),
15.35%, 02/26/26
(b)(c)
................ EUR 52 4,302,442
Industrial REITs — 0.1%
(b)(c)
Morgan Stanley & Co. LLC (Rexford Industrial
Realty, Inc.), 24.00%, 03/09/26 ......... USD 72 2,947,553
Toronto-Dominion Bank (The) (STAG Industrial,
Inc.), 10.81%, 03/19/26 ............... 50 1,858,963
4,806,516
Insurance — 0.3%
(b)(c)
Canadian Imperial Bank of Commerce
(Hartford Insurance Group, Inc. (The)),
15.10%, 03/11/26 .................. 65 8,645,733
Goldman Sachs International (Willis Towers
Watson plc), 13.30%, 02/02/26 ......... 4 1,328,851
JPMorgan Structured Products BV (American
International Group, Inc.), 23.07%, 02/17/26 . 28 2,122,117
Mizuho Markets Cayman LP (Arthur J Gallagher
& Co.), 20.32%, 02/17/26 ............. 8 2,021,794
Mizuho Markets Cayman LP (Hartford Insurance
Group, Inc. (The)), 7.42%, 02/13/26 ...... 65 8,824,650
Morgan Stanley & Co. LLC (Fidelity National
Financial, Inc.), 25.91%, 03/09/26 ........ 13 694,326
Royal Bank of Canada (Hartford Insurance
Group, Inc. (The)), 10.20%, 02/06/26 ..... 63 8,575,990
UBS AG ( Fidelity National Financial, Inc.),
21.60%, 03/12/26 .................. 45 2,394,408
34,607,869
Security
Par (000)
Par (000) Value
Interactive Media & Services — 1.3%
(b)(c)
Barclays Bank plc (Alphabet, Inc.),
17.80%, 02/03/26 .................. USD 56 $ 19,115,376
Barclays Bank plc (Meta Platforms, Inc.)
20.39%, 02/06/26 .................. 16 11,063,971
18.86%, 02/18/26 .................. 16 11,233,608
19.07%, 03/09/26 .................. 5 3,468,707
BMO Capital Markets Corp. (Alphabet, Inc.),
20.94%, 02/18/26 .................. 57 18,480,319
BNP Paribas SA (Alphabet, Inc.),
25.07%, 02/27/26 .................. 56 18,722,686
Canadian Imperial Bank of Commerce (Alphabet,
Inc.), 25.20%, 03/05/26 ............... 22 7,431,196
Morgan Stanley & Co. LLC (Alphabet, Inc.),
25.60%, 02/10/26 .................. 57 18,406,846
Societe Generale SA (Alphabet, Inc.),
23.85%, 03/13/26 .................. 57 19,157,502
Societe Generale SA (Meta Platforms, Inc.),
19.41%, 03/17/26 .................. 16 10,872,098
137,952,309
IT Services — 0.1%
(b)(c)
BMO Capital Markets Corp. ( International
Business Machines Corp.), 22.50%, 02/18/26 10 3,172,356
JPMorgan Structured Products BV (Accenture
plc), 21.51%, 02/25/26 ............... 6 1,651,631
Nomura Holdings, Inc. ( Cognizant Technology
Solutions Corp.), 19.67%, 03/02/26 ....... 22 1,840,003
Royal Bank of Canada (International Business
Machines Corp.), 22.91%, 03/11/26 ...... 10 3,095,423
UBS AG (Accenture plc), 22.80%, 02/11/26 ... 6 1,623,418
11,382,831
Leisure Products — 0.0%
Societe Generale SA (Hasbro, Inc.),
25.68%, 02/19/26
(b)(c)
................ 32 2,607,457
Life Sciences Tools & Services — 0.0%
(b)(c)
BNP Paribas SA (IQVIA Holdings, Inc.),
16.04%, 02/10/26 .................. 7 1,520,072
Royal Bank of Canada (IQVIA Holdings, Inc.),
15.30%, 02/03/26 .................. 7 1,524,179
3,044,251
Machinery — 0.6%
(b)(c)
BNP Paribas SA (CNH Industrial NV),
16.53%, 03/19/26 .................. 134 1,433,736
Canadian Imperial Bank of Commerce (Nordson
Corp.)
15.10%, 02/24/26 .................. 24 6,364,547
16.30%, 03/11/26 .................. 33 8,876,094
Citigroup, Inc. ( Nordson Corp.),
14.88%, 02/11/26 .................. 24 5,957,151
JPMorgan Structured Products BV (Nordson
Corp.), 16.59%, 02/04/26 ............. 19 4,820,802
Morgan Stanley & Co. LLC (Fortive Corp.),
18.33%, 03/16/26 .................. 40 2,092,653
Morgan Stanley & Co. LLC (Otis Worldwide
Corp.), 12.16%, 02/13/26 ............. 109 9,361,987
Royal Bank of Canada (Otis Worldwide Corp.)
12.09%, 02/03/26 .................. 110 9,389,110
14.59%, 03/13/26 .................. 110 9,540,754
Societe Generale SA ( Middleby Corp. (The)),
29.85%, 02/19/26 .................. 14 2,002,948
59,839,782

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media — 0.3%
(b)(c)
Mizuho Markets Cayman LP ( Charter
Communications, Inc.), 45.37%, 02/25/26 .. USD 12 $ 2,497,447
Mizuho Markets Cayman LP (Omnicom Group,
Inc.), 18.52%, 03/11/26 ............... 115 8,907,170
Societe Generale SA (Charter Communications,
Inc.), 43.29%, 03/06/26 ............... 12 2,458,572
Societe Generale SA (Omnicom Group, Inc.),
26.50%, 03/18/26 .................. 114 7,883,754
Toronto-Dominion Bank (The) (Omnicom Group,
Inc.), 21.18%, 02/11/26 ............... 115 8,888,557
30,635,500
Metals & Mining — 0.0%
Royal Bank of Canada (Barrick Mining Corp.),
37.80%, 03/02/26
(b)(c)
................ 55 2,535,578
Multi-Utilities — 0.1%
(b)(c)
Canadian Imperial Bank of Commerce (DTE
Energy Co.), 10.40%, 03/05/26 ......... 20 2,619,467
Morgan Stanley & Co. LLC (Dominion Energy,
Inc.), 22.52%, 03/09/26 ............... 67 4,028,612
6,648,079
Oil, Gas & Consumable Fuels — 0.2%
(b)(c)
Barclays Bank plc (BP plc), 24.26%, 03/23/26 .. GBP 1,038 6,517,026
Barclays Bank plc (Shell plc), 22.02%, 02/26/26 138 5,152,325
BNP Paribas SA (EQT Corp.), 28.71%, 03/12/26 USD 52 2,822,520
Canadian Imperial Bank of Commerce (Exxon
Mobil Corp.), 12.30%, 02/03/26 ......... 28 3,340,389
Mizuho Markets Cayman LP (Exxon Mobil Corp.),
11.72%, 02/10/26 .................. 28 3,340,541
Toronto-Dominion Bank (The) (Chevron Corp.),
19.58%,  03/19/26 .................. 16 2,697,946
23,870,747
Pharmaceuticals — 0.1%
(b)(c)
Barclays Bank plc (Sanofi SA), 14.11%, 03/23/26 EUR 57 5,366,839
BMO Capital Markets Corp. (Merck & Co., Inc.),
21.25%, 02/12/26 .................. USD 16 1,611,128
JPMorgan Structured Products BV (Bayer AG),
24.53%, 02/26/26 .................. EUR 77 3,755,219
10,733,186
Professional Services — 0.2%
(b)(c)
Canadian Imperial Bank of Commerce (Maximus,
Inc.)
14.90%, 02/02/26 .................. USD 50 4,431,090
29.40%, 03/26/26 .................. 49 4,584,438
JPMorgan Structured Products BV (Automatic
Data Processing, Inc.), 15.55%, 02/25/26 .. 4 1,071,500
Morgan Stanley & Co. LLC (Automatic Data
Processing, Inc.), 12.02%, 02/13/26 ...... 4 1,081,528
Royal Bank of Canada (SS&C Technologies
Holdings, Inc.), 17.57%, 03/16/26 ........ 69 5,699,190
Societe Generale SA (SS&C Technologies
Holdings, Inc.), 21.41%, 02/23/26 ........ 24 1,956,705
18,824,451
Residential REITs — 0.2%
(b)(c)
Barclays Bank plc (Invitation Homes, Inc.),
16.16%, 02/24/26 .................. 246 6,579,300
BNP Paribas SA ( AvalonBay Communities, Inc.),
12.71%, 03/05/26 .................. 13 2,300,803
BNP Paribas SA (Essex Property Trust, Inc.),
20.18%, 02/04/26 .................. 4 883,899
Mizuho Markets Cayman LP (Essex Property
Trust, Inc.), 15.12%, 03/11/26 .......... 3 881,741
Security
Par (000)
Par (000) Value
Residential REITs (continued)
Morgan Stanley & Co. LLC (Invitation Homes,
Inc.), 21.07%, 02/04/26 ............... USD 248 $ 6,631,112
17,276,855
Semiconductors & Semiconductor Equipment — 1.7%
(b)(c)
Barclays Bank plc (Broadcom, Inc.),
27.73%, 03/03/26 .................. 28 9,453,694
Barclays Bank plc (Intel Corp.), 36.95%, 02/27/26 45 2,073,369
Barclays Bank plc (NVIDIA Corp.),
20.36%,  02/04/26 .................. 131 25,126,945
Barclays Bank plc (QUALCOMM, Inc.),
20.85%, 02/25/26 .................. 11 1,761,489
BNP Paribas SA (KLA Corp.), 24.72%, 02/18/26 1 1,860,162
BNP Paribas SA (NVIDIA Corp.),
29.21%, 03/12/26 .................. 7 1,319,512
BNP Paribas SA (Texas Instruments, Inc.),
25.46%, 02/20/26 .................. 9 1,721,333
Citigroup, Inc. (Advanced Micro Devices, Inc.),
36.88%, 02/20/26 .................. 17 4,020,265
Citigroup, Inc. (Lam Research Corp.),
33.11%, 02/24/26 .................. 13 2,677,755
Citigroup, Inc. (NVIDIA Corp.), 19.51%, 03/06/26 129 24,503,432
JPMorgan Structured Products BV (NVIDIA
Corp.), 23.66%, 03/24/26 ............. 131 24,676,129
JPMorgan Structured Products BV (Texas
Instruments, Inc.), 29.89%, 03/03/26 ...... 9 1,828,591
Mizuho Markets Cayman LP (Applied Materials,
Inc.), 31.52%, 02/20/26 ............... 8 2,309,810
Mizuho Markets Cayman LP (KLA Corp.),
33.47%, 02/27/26 .................. 1 1,890,355
Mizuho Markets Cayman LP (Micron Technology,
Inc.)
43.22%, 02/11/26 .................. 12 3,290,427
43.27%, 02/27/26 .................. 12 4,427,749
Morgan Stanley & Co. LLC (Advanced Micro
Devices, Inc.), 32.54%, 02/10/26 ........ 18 3,921,329
Morgan Stanley & Co. LLC (Broadcom, Inc.)
27.09%, 02/10/26 .................. 28 9,475,974
33.97%, 03/10/26 .................. 27 8,983,775
Morgan Stanley Europe SE (Intel Corp.),
0.00%, 03/13/26 ................... 44 2,117,945
Royal Bank of Canada (Intel Corp.),
32.29%, 02/03/26 .................. 43 1,976,516
Royal Bank of Canada (NVIDIA Corp.),
20.54%,  02/13/26 .................. 136 24,912,474
Royal Bank of Canada (QUALCOMM, Inc.),
16.81%, 02/18/26 .................. 11 1,707,244
Societe Generale SA (Analog Devices, Inc.),
25.17%, 03/10/26 .................. 5 1,571,193
Toronto-Dominion Bank (The) ( Analog Devices,
Inc.), 19.45%, 03/03/26 ............... 5 1,563,689
Toronto-Dominion Bank (The)
(STMicroelectronics NV), 19.43%, 02/12/26 . 51 1,400,685
Toronto-Dominion Bank (The) (Texas
Instruments, Inc.), 27.21%, 03/16/26 ...... 15 3,086,958
UBS AG (Applied Materials, Inc.),
22.30%, 02/10/26 .................. 8 2,291,024
UBS AG (Lam Research Corp.),
26.80%, 02/11/26 .................. 14 2,440,382
178,390,205
Software — 1.1%
(b)(c)
Barclays Bank plc (Cadence Design Systems,
Inc.), 22.93%, 02/25/26 ............... 3 827,131
Barclays Bank plc (Crowdstrike Holdings, Inc.),
23.69%, 02/24/26 .................. 2 1,116,835

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Barclays Bank plc (Microsoft Corp.),
14.98%, 02/06/26 .................. USD 42 $ 17,992,817
Barclays Bank plc (Palo Alto Networks, Inc.),
23.82%, 03/04/26 .................. 7 1,281,631
BMO Capital Markets Corp. (Microsoft Corp.),
14.45%, 02/24/26 .................. 42 18,099,500
BNP Paribas SA (Adobe, Inc.), 16.34%, 02/13/26 5 1,342,212
BNP Paribas SA (Crowdstrike Holdings, Inc.),
23.45%, 02/18/26 .................. 3 1,168,836
BNP Paribas SA (Workday, Inc.),
32.11%, 03/26/26 .................. 15 2,590,402
Canadian Imperial Bank of Commerce (Adobe,
Inc.), 17.40%, 02/25/26 ............... 5 1,357,030
Canadian Imperial Bank of Commerce (AppLovin
Corp.), 53.40%, 02/27/26 ............. 3 1,283,267
Canadian Imperial Bank of Commerce (Microsoft
Corp.), 19.70%, 03/11/26 ............. 41 17,836,570
Citigroup, Inc. (AppLovin Corp.),
44.25%, 02/20/26 .................. 3 1,267,577
Citigroup, Inc. (Autodesk, Inc.), 21.70%, 03/04/26 2 575,349
Citigroup, Inc. (Microsoft Corp.)
19.09%, 02/17/26 .................. 11 4,950,869
14.59%, 03/03/26 .................. 41 18,026,392
Citigroup, Inc. (Salesforce, Inc.)
19.62%, 02/24/26 .................. 10 2,124,597
25.94%, 03/04/26 .................. 10 2,176,412
JPMorgan Structured Products BV (Autodesk,
Inc.), 18.60%, 02/25/26 ............... 2 583,894
JPMorgan Structured Products BV (Oracle
Corp.), 27.64%, 02/27/26 ............. 17 2,826,737
Morgan Stanley & Co. LLC (Palantir
Technologies, Inc.), 36.76%, 02/11/26 ..... 23 3,456,416
Morgan Stanley & Co. LLC (ServiceNow, Inc.),
26.71%,  02/25/26 .................. 11 1,291,349
Morgan Stanley & Co. LLC (Synopsys, Inc.),
24.50%, 03/06/26 .................. 2 871,252
Nomura Holdings, Inc. (Synopsys, Inc.),
19.98%, 02/25/26 .................. 2 829,948
Royal Bank of Canada ( Cadence Design
Systems, Inc.), 17.83%, 02/18/26 ........ 3 821,596
Royal Bank of Canada (Palantir Technologies,
Inc.), 27.50%, 02/20/26 ............... 23 3,467,372
Royal Bank of Canada (ServiceNow, Inc.),
32.95%, 02/13/26 .................. 11 1,361,353
Societe Generale SA (Intuit, Inc.),
23.98%, 03/10/26 .................. 3 1,527,142
Societe Generale SA (Oracle Corp.),
30.68%, 03/10/26 .................. 17 2,928,086
Societe Generale SA (Palo Alto Networks, Inc.),
20.14%, 03/11/26 .................. 7 1,299,840
Toronto-Dominion Bank (The) (Intuit, Inc.),
19.68%, 03/03/26 .................. 3 1,582,406
Toronto-Dominion Bank (The) (Workday, Inc.),
16.89%, 02/02/26 .................. 15 2,587,281
119,452,099
Specialized REITs — 0.0%
UBS AG (Crown Castle, Inc.), 22.40%, 03/19/26
(b)
(c)
............................. 16 1,346,349
Specialty Retail — 0.9%
(b)(c)
BNP Paribas SA (AutoZone, Inc.),
15.69%, 02/03/26 .................. 2 8,724,207
BNP Paribas SA (Home Depot, Inc. (The))
11.88%, 02/04/26 .................. 31 11,444,193
16.45%, 02/27/26 .................. 30 11,393,693
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Canadian Imperial Bank of Commerce (O'Reilly
Automotive, Inc.), 11.10%, 02/03/26 ...... USD 85 $ 8,390,834
Citigroup, Inc. (AutoZone, Inc.),
17.46%, 03/04/26 .................. 3 12,597,327
Nomura Holdings, Inc. (O'Reilly Automotive, Inc.),
15.37%, 03/03/26 .................. 90 8,802,336
Societe Generale SA (AutoZone, Inc.),
18.51%, 03/13/26 .................. 2 8,632,194
Societe Generale SA (Home Depot, Inc. (The)),
16.02%, 03/10/26 .................. 31 11,537,789
Societe Generale SA (O'Reilly Automotive, Inc.)
15.36%, 03/10/26 .................. 91 9,001,931
14.79%, 03/17/26 .................. 92 8,974,731
99,499,235
Technology Hardware, Storage & Peripherals — 1.1%
(b)(c)
Barclays Bank plc (Apple, Inc.),
15.15%, 03/03/26 .................. 79 20,681,970
Citigroup, Inc. (Western Digital Corp.),
29.08%, 02/12/26 .................. 27 5,736,279
Morgan Stanley & Co. LLC (Apple, Inc.)
12.70%, 02/03/26 .................. 79 20,497,922
13.42%, 02/10/26 .................. 80 20,948,747
Morgan Stanley & Co. LLC (Seagate Technology
Holdings plc), 24.10%, 02/11/26 ......... 2 921,386
Nomura Holdings, Inc. (Hewlett Packard
Enterprise Co.), 23.54%, 03/09/26 ....... 164 3,526,633
Societe Generale SA (Apple, Inc.)
16.74%, 03/10/26 .................. 78 20,018,515
12.01%, 03/17/26 .................. 79 21,000,375
Toronto-Dominion Bank (The) (Seagate
Technology Holdings plc), 24.75%, 02/04/26 2 872,130
114,203,957
Textiles, Apparel & Luxury Goods — 0.0%
HSBC Bank plc (Swatch Group AG (The)),
25.00%, 02/26/26
(b)(c)
................ CHF 14 3,378,422
Tobacco — 0.0%
HSBC Bank plc (British American Tobacco plc),
22.50%, 02/26/26
(b)(c)
................ GBP 64 3,612,865
Trading Companies & Distributors — 0.4%
(b)(c)
Barclays Bank plc (Fastenal Co.),
14.79%, 02/03/26 .................. USD 272 11,765,839
Morgan Stanley & Co. LLC (WESCO
International, Inc.), 26.54%, 03/12/26 ..... 22 6,308,092
Societe Generale SA (Fastenal Co.)
18.22%, 03/06/26 .................. 267 11,733,535
13.86%, 03/13/26 .................. 273 12,200,696
42,008,162
Wireless Telecommunication Services — 0.0%
(b)(c)
Goldman Sachs International (Rogers
Communications, Inc.), 11.51%, 02/02/26 .. 20 737,526
Mizuho Markets Cayman LP ( Rogers
Communications, Inc.), 16.02%, 03/26/26 .. 38 1,432,814
2,170,340
Total Equity-Linked Notes — 15.1%
(Cost: $ 1,612,146,337) ............................ 1,607,566,207

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Fixed Rate Loan Interests
Financial Services — 0.3%
(f)
AS HC LP - Note A - Assignment, Delayed Draw
1st Lien Term Loan, 5.75%
,
 05/09/30 ..... USD 17,889 $ 16,779,935
Aspen Owner LLC, 1st Lien Term Loan,
7.27%
,
 02/09/27 ................... 13,200 13,281,198
Houston Center, 1st Lien Term Loan,
0.00%
,
 09/13/32
(p)
.................. 25,237 2
30,061,135
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan,
7.63%
,
 05/01/31 ................... 1,736 1,615,710
IT Services — 0.0%
X Corp., 1st Lien Term Loan B3, 9.50%
,
 10/26/29 265 273,944
Software — 0.0%
Clover Holdings 2 LLC, 1st Lien Term Loan,
7.75%
,
 12/09/31 ................... 2,509 2,455,723
Total Fixed Rate Loan Interests — 0.3%
(Cost: $34,378,083) ............................... 34,406,512
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 6.42%
,
 06/24/30 ............. 1,585 1,587,720
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.18%
,
 05/25/29 ............. 4,552 931,193
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.18%
,
 05/25/29 ............. 618 126,371
Bleriot US Bidco, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
 10/31/30 ................... 1,764 1,762,318
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B, (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 8.37%
,
 08/03/29 ... 1,497 1,494,522
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 10/31/31 ............. 4,779 4,787,004
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 10/31/31 ............. 1,818 1,820,695
Kaman Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 2.50% Floor + 0.50%;
6-mo. CME Term SOFR at 2.50% Floor +
0.50% at 0.50% Floor + 0.00%), 6.32% -
6.54%
,
 02/26/32 ................... 1,027 1,025,331
Kaman Corp., Delayed Draw 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.15%
,
 02/26/32 ............. 19 19,008
Peraton Corp., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.69%
,
 02/01/28 ................... 2,809 2,590,559
Propulsion BC Finco SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.17%
,
 12/01/32 ............. 1,021 1,021,738
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.42%
,
 11/06/28 ........ 417 417,887
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc., 1st Lien Term Loan J, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
 02/28/31 ................... USD 10,792 $ 10,785,154
TransDigm, Inc., 1st Lien Term Loan K, (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
 03/22/30 ................... 1,123 1,121,364
TransDigm, Inc., 1st Lien Term Loan L, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
 01/19/32 ................... 1,198 1,196,879
TransDigm, Inc., 1st Lien Term Loan M, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
 08/19/32 ................... 4,930 4,925,356
35,613,099
Automobile Components — 0.2%
(a)
Allison Transmission, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
 01/03/33 ............. 1,489 1,491,978
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%, 05/06/30 ........... 6,061 6,049,321
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%, 01/28/32 ........... 2,997 2,998,417
Garrett Motion Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.67%
,
 01/30/32 ............ 930 931,506
Gates Corp., 1st Lien Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
 06/04/31 ................... 3,733 3,734,314
Gates Global LLC, 1st Lien Term Loan B4, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
 11/16/29 ................... 518 518,668
RealTruck Group, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 7.54%, 01/31/28 ........... 317 244,479
(1-mo. CME Term SOFR at 0.75% Floor +
5.00%), 8.79%, 01/31/28 ........... 917 710,089
Tenneco, Inc., 1st Lien Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 8.77% -
8.99%
,
 11/17/28 ................... 2,437 2,409,827
19,088,599
Automobiles — 0.0%
(a)
Bombardier Recreational Products, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.97%
,
 01/22/31 ........ 890 890,544
Dealer Tire Financial LLC, 1st Lien Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
 07/02/31 ............. 1,789 1,784,990
2,675,534
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.02%, 01/24/29 ........... 695 443,878
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.17%, 01/24/29 ........... 2,554 2,535,946
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 4.77%, 01/24/30 ........... 964 180,125
Sazerac Co., Inc., 1st Lien Term Loan B2, (1-mo.
CME Term SOFR + 2.00%), 5.68%
,
 07/09/32 748 746,077
3,906,026

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology — 0.1%
(a)
Biomarin Pharmaceutical, 1st Lien Term Loan B,
(12-mo. CME Term SOFR at 0.00% Floor +
1.75%), 0.00%
,
 01/28/33
(f)
............. USD 1,301 $ 1,301,000
PAREXEL International Corp., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 6.42%
,
 12/12/31 ............ 4,773 4,768,555
6,069,555
Broadline Retail — 0.1%
(a)
Boots Group Finco LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.21%
,
 08/30/32 ............. 2,280 2,285,700
StubHub Holdco Sub LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.42%
,
 03/15/30 ............. 3,170 3,159,795
5,445,495
Building Products — 0.1%
(a)
AZZ, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
 05/14/29 ................... 202 202,756
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.42%
,
 09/08/32 ................... 4,811 4,804,007
CP Atlas Buyer, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.92%
,
 07/08/30 ............. 1,667 1,634,386
CP Iris Holdco I, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
 10/27/32 ................... 2,316 2,298,507
Gibraltar Industries, Inc., 1st Lien Term Loan,
01/31/33
(f)(q)
....................... 265 265,000
Wilsonart LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
 08/05/31 ................... 5,130 4,960,234
14,164,890
Capital Markets — 0.4%
(a)
Allspring Buyer LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.69%
,
 11/01/30 ................... 940 940,150
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B, (3-mo. CME Term SOFR at
2.75% Floor + 0.0; 6-mo. CME Term SOFR at
2.75% Floor + 0.0% at 0.00% Floor + 0.00%),
6.37% - 6.42%
,
 02/18/31 ............. 3,652 3,636,250
Aretec Group, Inc., 1st Lien Term Loan B4,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
 08/09/30 ............. 969 963,767
Ascensus Holdings, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
 11/25/32 .............. 2,100 2,091,243
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7, (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
 12/20/29 ................... 2,557 2,555,835
BCPE Pequod Buyer, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
 11/25/31 .............. 2,446 2,432,618
Chicago US MidCo III LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
 10/29/32 ............. 2,710 2,701,845
Citadel Securities Global Holdings LLC, Facility
1st Lien Term Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 5.67%
,
 10/31/31 .. 2,975 2,977,419
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.67%
,
 04/07/28 .. USD 2,472 $ 2,469,740
Focus Financial Partners LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.22%
,
 09/15/31 ........ 3,649 3,623,909
Goodarz Holding Co. SARL, Delayed Draw 1st
Lien Term Loan, (1-mo. EURIBOR at 0.00%
Floor + 5.50%), 7.44%
,
 11/19/30
(f)
....... EUR 4,201 4,977,183
GTCR Everest Borrower LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
 09/05/31 ............ USD 757 755,893
Hudson River Trading LLC, 1st Lien Term Loan
B2, 03/18/30
(q)
..................... 2,795 2,782,355
Jane Street Group LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.82%
,
 12/15/31 ............. 5,567 5,519,189
Osaic Holdings, Inc., 1st Lien Term Loan, (6-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.60%
,
 08/02/32 ................... 3,266 3,237,030
41,664,426
Chemicals — 0.3%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 7.77%
,
 11/24/27 ............ 1,725 1,593,327
Chemours Co. LLC, 1st Lien Term Loan B4,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
 10/15/32 ............. 3,757 3,729,093
Derby Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.68%
,
 11/01/30 ................... 2,759 2,760,351
Discovery Purchaser Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
 10/04/29 ............. 1,923 1,797,913
Element Solutions, Inc., 1st Lien Term Loan,
12/18/30
(q)
....................... 716 717,905
Element Solutions, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
 12/18/30 ............. 2,354 2,360,749
Fortis 333, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.17%
,
 03/29/32 ................... 1,345 1,328,984
HB Fuller Co., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
 02/15/30 ................... 1,784 1,785,824
INEOS US Finance LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
 02/18/30 ............. 625 450,216
INEOS US Petrochem LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.92%
,
 10/07/31 ............. 734 474,183
Lonza Group AG, Facility 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 7.70%
,
 07/03/28 ............. 2,022 1,704,569
Minerals Technologies, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 11/26/31
(f)
............. 1,260 1,262,908
Olympus Water US Holding Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 6.92%
,
 11/03/32 ............ 2,456 2,414,052
Olympus Water US Holding Corp., 1st Lien Term
Loan B6, (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.67%
,
 06/23/31 ........ 4,098 4,034,048

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2, (3-mo. CME Term SOFR
at 0.00% Floor + 4.25%), 8.00%
,
 04/08/31 .. USD 1,581 $ 1,162,295
Paint Intermediate III LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.87%
,
 10/09/31 ............. 681 677,880
Solstice Advanced Materials, Inc., 1st Lien Term
Loan B, (12-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.76%
,
 10/29/32 ........ 2,072 2,079,770
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 6.70%
,
 08/02/30 ............. 3,268 3,240,375
WR Grace Holdings LLC, 1st Lien Term Loan
B1, (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
 08/19/32 ............. 2,129 2,119,020
35,693,462
Commercial Services & Supplies — 0.3%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 6.92%
,
 10/24/30 ........ 1,038 1,035,014
Allied Universal Holdco LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
 08/20/32 ............. 7,947 7,954,520
Anticimex Global AB, Facility 1st Lien Term Loan
B8, (1-day SOFR at 0.00% Floor + 2.90%),
6.81%
,
 11/17/31 ................... 769 770,193
Aramark Services, Inc., 1st Lien Term Loan B10,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
 06/24/30 ............. 3,843 3,846,649
Asplundh Tree Expert LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.52%
,
 09/06/27 ............. 2,092 2,093,393
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.67%
,
 04/01/32 ............ 2,302 2,285,627
Clean Harbors, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 1.50%),
5.17%
,
 10/11/32 ................... 1,147 1,154,891
Deep Blue Operating I LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.44%
,
 10/01/32 ............. 478 478,899
Grant Thornton Advisors LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
 06/02/31 ............ 2,796 2,752,172
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 7.42%
,
 10/17/30
(f)
........... 738 738,162
Novelis, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
 03/11/32 ................... 4,014 4,011,984
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.69%
,
 10/15/30 ... 743 741,182
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2, (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.44%
,
 03/08/32 ... 4,433 4,408,163
Quartz AcquireCo LLC, 1st Lien Term Loan B2,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
 06/28/30
(f)
............. 1,561 1,506,834
Reworld Holding Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
 01/15/31 ............. 615 614,041
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Reworld Holding Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
 11/30/28 .............. USD 1,746 $ 1,745,514
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B, (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 8.93%
,
 02/15/29 ... 433 398,863
TruGreen LP, 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
7.67%
,
 11/02/27 ................... 535 523,050
37,059,151
Communications Equipment — 0.0%
Ciena Corp., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.43%
,
 10/24/30
(a)
.................. 2,099 2,099,133
Construction & Engineering — 0.1%
(a)
Azuria Water Solutions, Inc., 1st Lien Term Loan
B, (12-mo. CME Term SOFR at 0.00% Floor +
2.75%), 0.00%
,
 01/27/33
(f)
............. 1,848 1,833,856
Azuria Water Solutions, Inc., Delayed Draw 1st
Lien Term Loan, 0.00%
,
 01/27/33
(f)
....... 246 244,514
Brand Industrial Services, Inc., 1st Lien Term
Loan C, (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.35%
,
 08/01/30 ........ 3,993 3,518,212
Construction Partners, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
 11/03/31 .............. 850 849,453
Dycom Industries, Inc., 1st Lien Term Loan B,
01/20/33
(q)
....................... 886 887,666
Legence Holdings LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.92%
,
 12/16/31 ............. 1,688 1,691,810
9,025,511
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
 01/31/31 ................... 2,980 2,986,685
MSOF Beacon LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR + 2.50%), 6.17%
,
 12/23/32 1,555 1,552,574
NEW AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
9.67%
,
 03/08/29 ................... 566 494,072
Quikrete Holdings, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
 04/14/31 ............. 2,289 2,289,212
Quikrete Holdings, Inc., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
 03/19/29 ............. 2,031 2,032,163
Quikrete Holdings, Inc., 1st Lien Term Loan B3,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
 02/10/32 ............. 1,990 1,988,470
Standard Industries, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42%
,
 09/22/28 ............. 565 565,681
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C, (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.97%
,
 10/19/29 ... 6,272 6,251,992
18,160,849

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 0.0%
(a)
EG America LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.32%, 02/07/28 ........... USD 447 $ 446,983
(12-mo. CME Term SOFR at 0.00% Floor +
3.50%), 0.00%, 01/30/31
(f)
........... 2,266 2,263,168
US Foods, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%, 11/22/28 ............ 826 831,623
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%, 10/03/31 ........... 1,061 1,067,414
4,609,188
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75% Floor
+ 2.75%), 6.44%
,
 11/29/30 ............ 5,436 5,433,786
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
3.18%), 6.85%, 04/13/29 ........... 310 308,270
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.92%, 04/01/32 ........... 3,195 3,176,245
Colossus Acquireco LLC, 1st Lien Term Loan,
(1-day SOFR at 0.00% Floor + 1.75%),
5.41%
,
 07/30/32 ................... 3,713 3,697,564
Graham Packaging Co., Inc., 1st Lien Term Loan
B, 01/14/33
(q)
..................... 2,340 2,336,092
LABL, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
0.00%
,
 10/30/28
(f)
.................. 2,743 1,412,826
Mauser Packaging Solutions Holding Co., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.23%
,
 04/15/30 ... 1,620 1,578,058
Pregis TopCo LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
 02/01/29 ................... 1,215 1,217,523
ProAmpac PG Borrower LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.67% - 7.88%
,
 09/15/28 ........ 296 296,367
Reynolds Consumer Products LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.42%
,
 03/04/32 ............ 415 417,265
Ring Container Technologies Group LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 6.17%
,
 09/15/32 ... 823 823,793
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7, (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
 09/15/28 ............. 1,522 1,432,091
22,129,880
Diversified Consumer Services — 0.1%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B, (1-mo. CME Term SOFR at
0.50% Floor + 1.75%), 5.42%
,
 08/23/32 ... 2,127 2,134,404
OMNIA Partners LLC, 1st Lien Term Loan C,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.45%
,
 12/31/32 ............. 1,268 1,268,145
PG Polaris BidCo SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
 03/26/31 ............. 1,091 1,089,983
Planet US Buyer LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.82%
,
 02/07/31 ............. 1,160 1,159,986
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Wand NewCo 3, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
 01/30/31 ................... USD 3,099 $ 3,095,414
8,747,932
Diversified REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%
,
 05/18/30
(a)(f)
............ 1,791 1,787,869
Diversified Telecommunication Services — 0.2%
(a)
Cogeco Financing 2 LP, 1st Lien Term Loan B,
09/01/28
(q)
....................... 330 313,602
Level 3 Financing, Inc., 1st Lien Term Loan B4,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
 03/29/32 ............. 5,534 5,535,383
Lumen Technologies, Inc., 1st Lien Term Loan
A, (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 9.72%
,
 06/01/28 ............. 389 389,627
Lumen Technologies, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.14%
,
 04/16/29 ............. 1,566 1,561,007
Lumen Technologies, Inc., 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.14%
,
 04/15/30 ............. 2,442 2,434,514
Orbcomm, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 4.25% Floor + 0.75;
3-mo. CME Term SOFR at 4.25% Floor +
0.75% at 0.75% Floor + 0.04%), 8.04% -
8.33%
,
 09/01/28 ................... 895 831,094
Radiate Holdco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.29%
,
 09/25/29 ................... 4,138 3,521,709
Sunrise Financing Partnership, Facility 1st Lien
Term Loan B, (6-mo. CME Term SOFR at
0.00% Floor + 2.50%), 0.00%
,
 02/16/32 ... 731 728,332
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.04%
,
 01/31/29 ........ 795 793,164
Zayo Group Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.83%
,
 03/11/30 .............. 6,359 6,114,149
22,222,581
Electric Utilities — 0.1%
(a)
NRG Energy, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.75% Floor + 0.0; 3-mo.
CME Term SOFR at 1.75% Floor + 0.0% at
0.00% Floor + 0.00%), 5.52%
,
 04/16/31 ... 5,136 5,138,978
Vistra Operations Co. LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
 12/20/30 ............. 2,600 2,603,306
7,742,284
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 2.00% Floor
+ 6.00%), 9.67%
,
 12/21/29
(a)
........... 197 199,853
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
 06/20/31 ................... 2,477 2,489,189
Coherent Corp., 1st Lien Term Loan B3, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
 07/02/29 ................... 1,456 1,458,804

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
CoorsTek, Inc., 1st Lien Term Loan B, (12-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.68%
,
 10/28/32 ................... USD 846 $ 847,760
Sanmina Corp., 1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.70%
,
 10/27/32
(f)
.................. 1,569 1,572,922
6,368,675
Energy Equipment & Services — 0.0%
Covia Holdings LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.40%
,
 02/26/32
(a)
.................. 2,093 2,090,524
Entertainment — 0.3%
(a)
City Football Group Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.18%
,
 07/22/30 ............. 2,041 2,030,060
Creative Artists Agency LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
 10/01/31 ............. 5,218 5,206,002
Delta 2 (Lux) SARL, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42%
,
 09/30/31 ............. 5,017 5,010,235
Live Nation Entertainment, Inc., 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.67%
,
 10/21/32
(f)
....... 2,646 2,639,385
Motion Finco SARL, Facility 1st Lien Term Loan
B3, (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
 11/13/29 .............. 3,796 3,232,368
TKO Worldwide Holdings LLC, 1st Lien Term
Loan B5, (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.87%
,
 11/21/31 ........ 5,823 5,830,219
WMG Acquisition Corp., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.57%
,
 01/24/31 ............. 5,271 5,285,412
29,233,681
Financial Services — 0.6%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.92%
,
 12/21/28 ........ 2,071 2,068,678
ABG Intermediate Holdings 2 LLC, Delayed Draw
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 5.92%
,
 02/13/32 .. 1,035 1,031,329
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
 07/30/31 ............ 621 620,672
Apex Group Treasury LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.39%
,
 02/27/32 ............. 3,278 3,016,034
APi Group DE, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
 01/03/29 ................... 4,337 4,344,260
Belron Finance 2019 LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.12%
,
 10/16/31 ............. 5,951 5,964,462
CPI Holdco B LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
 05/19/31 ................... 6,176 6,142,960
CTP-02 Propco LLC, (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.93%
,
 12/06/29
(f)
... 5,477 5,474,425
EOC Borrower LLC, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
 03/24/32 ............. 5,837 5,832,292
Security
Par (000)
Par (000) Value
Financial Services (continued)
Gryphon Acquire NewCo LLC, 1st Lien Term
Loan, (6-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.88%
,
 09/13/32 ............ USD 1,589 $ 1,580,562
Guardian US Holdco LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.17%
,
 01/31/30 ............. 520 518,615
Hilton Garden Inn, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.05%
,
 05/31/29
(f)
.................. 7,581 7,561,727
Hyperion Refinance SARL, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.42%
,
 02/17/31 ............. 3,589 3,581,531
Macerich Crabtree LP, Term Loan, (1-mo. CME
Term SOFR + 2.50%), 6.51%
,
 08/06/29
(f)
... 4,161 4,134,395
Orion US Finco, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.15%
,
 10/08/32 ................... 1,532 1,531,050
Sotera Health Holdings LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
 05/30/31 ............. 3,787 3,796,678
Summit Acquisition, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
 10/16/31 ............. 235 235,925
WEX, Inc., 1st Lien Term Loan B2, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
 04/03/28 ................... 431 429,864
WEX, Inc., 1st Lien Term Loan B3, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
 03/05/32 ................... 898 893,165
58,758,624
Food Products — 0.2%
(a)
Chobani LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
 10/28/32 ................... 6,354 6,361,942
Froneri International Ltd., Facility 1st Lien Term
Loan B4, (6-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.24%
,
 09/30/31 ........ 5,204 5,190,518
Froneri US, Inc., Facility 1st Lien Term Loan B6,
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.12%
,
 09/30/32 ............. 1,510 1,506,693
MP Midco Holdings LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.17%
,
 03/29/30 ............. 182 182,498
Primo Brands Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
5.92%
,
 03/31/28 ................... 1,568 1,566,702
Utz Quality Foods LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
 01/29/32 ............. 1,060 1,056,639
Wellness Pet LLC, 1st Lien Term Loan A, (3-mo.
CME Term SOFR at 0.00% Floor + 3.95%),
7.62%
,
 12/31/29 ................... 326 164,382
Wellness Pet LLC, 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.68%
,
 12/31/29 ................... 182 14,743
16,044,117
Gas Utilities — 0.0%
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
 04/01/32
(a)
........... 897 896,793

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation — 0.2%
(a)
CML Project Cold, 1st Lien Term Loan, (3-mo.
CME Term SOFR + 3.15%), 7.13%
,
 09/01/31
(f)
GBP 2,003 $ 2,738,072
Genesee & Wyoming, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
 04/10/31 ............. USD 6,454 6,442,101
Hertz Corp. (The), 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.29%
,
 06/30/28 ................... 1,713 1,455,656
Hertz Corp. (The), 1st Lien Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.29%
,
 06/30/28 ................... 338 287,262
One Frio HoldCo BV, Term Loan, (3M EURIBOR
+ 3.15%), 5.15%
,
 09/01/31
(f)
........... EUR 6,594 7,809,208
18,732,299
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
7.42%
,
 01/15/31 ................... USD 4,562 4,590,097
Hologic, Inc., 1st Lien Term Loan B, 01/14/33
(q)
. 8,573 8,507,674
QuidelOrtho Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
 08/20/32 ................... 1,585 1,575,121
14,672,892
Health Care Providers & Services — 0.2%
(a)
ACP Tara Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
 12/15/32
(f)
............. 410 411,537
AHP Health Partners, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
 09/20/32 ............. 291 290,929
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 6.59%
,
 09/29/28 ............ 1,787 1,786,719
CNT Holdings I Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.17%
,
 11/08/32 ................... 2,407 2,402,309
Concentra Health Services, Inc., 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.67%
,
 07/28/31 ........ 1,000 1,000,849
Ensemble RCM LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
 08/01/29 ............. 2,398 2,375,796
Examworks Bidco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
 11/01/28 .............. 2,914 2,911,777
EyeCare Partners LLC, 1st Lien Term Loan C,
(6-mo. CME Term SOFR at 0.00% Floor +
6.75%), 10.48%
,
 11/30/28
(e)(f)(l)
.......... 56 9,702
LifePoint Health, Inc., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.42%
,
 05/19/31 ............. 1,758 1,755,911
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.27%
,
 11/01/28 ............ 979 192,092
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 10.77%
,
 11/01/29 ........... 404 83,495
Medline Borrower LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42%, 10/23/28 ........... 2,301 2,306,161
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.47%, 10/23/30 ........... 2,446 2,451,677
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42%
,
 09/22/32 ............. USD 3,318 $ 3,320,816
Raven Acquisition Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.67%
,
 11/19/31 ............ 1,001 989,708
Surgery Center Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
 12/19/30 ............ 2,580 2,581,758
Team Health Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.17%
,
 06/30/28 ............. 724 724,360
Vizient, Inc., 1st Lien Term Loan B8, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
 08/01/31 ................... 542 541,703
26,137,299
Health Care Technology — 0.1%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.42%
,
 02/15/29 ............. 4,506 4,442,944
Cotiviti, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.45%
,
 05/01/31 ................... 4,397 4,059,025
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.77%
,
 10/01/27 ............. 950 906,005
PointClickCare Technologies, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
 11/03/31 ............ 1,263 1,253,667
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.85%
,
 06/02/28 ................... 3,096 2,846,888
Waystar Technologies, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 10/22/29 ............. 1,041 1,034,058
14,542,587
Hotels, Restaurants & Leisure — 0.7%
(a)
1011778 BC ULC, 1st Lien Term Loan B5, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
 09/20/30 ................... 3,250 3,239,092
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.29%, 03/11/30 ............ 291 287,584
(1-mo. CME Term SOFR at 1.00% Floor +
7.61%), 11.29%, 03/11/30 ........... 272 268,861
Alterra Mountain Co., 1st Lien Term Loan B8,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.22%
,
 05/31/30
(f)
............. 1,570 1,572,017
Bally's Corp., Facility 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.18%
,
 10/02/28 ............. 1,031 1,012,897
Caesars Entertainment, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
 02/06/30 ............. 1,416 1,405,865
Caesars Entertainment, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
 02/06/31 ............. 6,206 6,156,550
Crown Finance US, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.19%
,
 12/02/31 ............. 1,757 1,709,048

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
DK Crown Holdings, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
 03/04/32 ............. USD 3,131 $ 3,131,442
Entain Holdings (Gibraltar) Ltd., 1st Lien Term
Loan B5, (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.92%
,
 07/30/32 ........ 548 546,234
Fertitta Entertainment LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.92%
,
 01/29/29 ............. 5,318 5,302,336
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42%, 12/02/30 ........... 4,978 4,965,597
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.67%, 06/04/32 ........... 1,573 1,566,384
Fortrex LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
4.77%
,
 03/10/31 ................... 185 178,740
Four Seasons Hotels Ltd., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.47%
,
 09/22/32 ............. 4,462 4,487,260
Great Canadian Gaming Corp., 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.44%
,
 11/01/29 ........ 1,308 1,274,065
Herschend Entertainment Co. LLC, 1st Lien Term
Loan, 05/27/32
(q)
................... 1,568 1,570,589
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4, (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.42%
,
 11/08/30 .... 3,163 3,175,713
IRB Holding Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.17%
,
 12/16/30 ................... 2,480 2,478,548
Light & Wonder International, Inc., 1st Lien Term
Loan B3, (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 5.67%
,
 04/16/29 ........ 2,184 2,175,683
Long Point Development LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 4.35%), 8.05%
,
 01/01/28
(f)
........... 5,600 5,600,000
Ontario Gaming GTA LP, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 7.92%
,
 08/01/30 ............. 750 700,100
Penn Entertainment, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.17%
,
 05/03/29 ............. 1,566 1,564,662
Scientific Games Holdings LP, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.65%
,
 04/04/29 ............ 1,148 1,127,828
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3, (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 5.67%
,
 12/04/31 ... 790 785,496
Six Flags Entertainment Corp., 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.67%
,
 05/01/31 ........ 624 616,492
Sodalite Tahoe Hotel LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.90%), 8.34%
,
 10/25/26
(f)
............. 7,532 7,410,220
Station Casinos LLC, Facility 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 03/14/31 ............. 3,973 3,972,385
TRQ Sales LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.94%
,
 12/30/32 ................... 1,222 1,214,363
Voyager Parent LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR + 4.25%),
7.91%
,
 07/01/32 ................... 1,867 1,862,502
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Whatabrands LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.17%
,
 08/03/28 ................... USD 1,247 $ 1,244,511
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.52%
,
 05/24/30 ............ 1,717 1,720,019
74,323,083
Household Durables — 0.0%
(a)
Madison Safety & Flow LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
 09/26/31 ............. 833 834,742
Somnigroup International, Inc., 1st Lien Term
Loan B, (1-day SOFR at 0.00% Floor +
2.25%), 5.93%
,
 10/24/31 ............. 720 724,491
SWF Holdings I Corp., 1st Lien Term Loan A1,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.33%
,
 12/19/29 ............. 311 308,972
Weber-Stephen Products LLC, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.41%
,
 10/01/32 ........ 2,479 2,475,901
4,344,106
Household Products — 0.0%
Lavender Dutch Borrower Co. BV, Facility 1st
Lien Term Loan B, (3-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.93%
,
 12/02/32
(a)
.. 1,383 1,386,457
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.42%
,
 07/31/30 ........ 3,462 3,464,600
Constellation Renewables LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00% Floor
+ 2.00%), 5.82%
,
 12/15/27 ............ 1,568 1,568,159
Talen Energy Supply LLC, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.35%, 12/11/31 ............ 1,290 1,289,570
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%, 11/25/32 ............ 1,789 1,787,658
8,109,987
Industrial Conglomerates — 0.2%
(a)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1, (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
 09/13/32 ............. 523 523,000
EMRLD Borrower LP, 1st Lien Term Loan, (6-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.12%
,
 08/04/31 ................... 3,633 3,626,240
EMRLD Borrower LP, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.07%
,
 05/31/30 ............. 5,524 5,514,788
FCG Acquisitions, Inc., 1st Lien Term Loan,
03/31/28
(q)
....................... 167 167,070
INNIO Group Holding GmbH, Facility 1st Lien
Term Loan B2, (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.67%
,
 11/02/28 .... 1,290 1,288,929
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR +
3.00%), 6.68%
,
 12/02/31 ............. 1,116 1,116,562
Pinnacle Buyer LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.16%
,
 10/01/32 ............. 1,410 1,409,544
Resideo Funding, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
 08/13/32 ............. 1,638 1,634,832

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
Resilience Parent LLC, 1st Lien Term Loan B,
01/21/33
(q)
....................... USD 2,908 $ 2,904,365
18,185,330
Insurance — 0.5%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
 09/19/31 ............ 11,127 11,088,579
AmWINS Group, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 2.00%),
5.67%
,
 01/30/32 ................... 5,219 5,206,910
Amynta Agency Borrower, Inc., 1st Lien Term
Loan B, (1-mo. CME Term SOFR + 2.50%),
6.17%
,
 12/29/31 ................... 3,500 3,476,757
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B2, (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.18%
,
 05/26/31 ................... 1,501 1,492,385
CRC Insurance Group LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
 05/06/31 ............. 5,751 5,727,788
HUB International Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.92%
,
 06/20/30 ............. 6,924 6,918,680
Jones DesLauriers Insurance Management, Inc.,
1st Lien Term Loan, 12/09/32
(q)
......... 1,811 1,809,403
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
6.42%
,
 03/15/30 ................... 1,492 1,489,315
OneDigital Borrower LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
 07/02/31 ............. 385 383,763
Ryan Specialty LLC, 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 09/15/31 ............. 3,522 3,518,796
USI, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
 09/27/30 ................... 3,583 3,572,174
USI, Inc., 1st Lien Term Loan D, (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
 11/21/29 ................... 3,882 3,876,697
48,561,247
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
 01/31/31
(a)
............ 1,303 1,191,949
IT Services — 0.5%
(a)
Asurion LLC, 1st Lien Term Loan B11, (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.02%
,
 08/21/28 ................... 1,594 1,595,314
Asurion LLC, 1st Lien Term Loan B12, (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.97%
,
 09/19/30 ................... 1,595 1,596,281
Asurion LLC, 1st Lien Term Loan B13, (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
 09/19/30 ................... 3,935 3,937,555
Asurion LLC, 2nd Lien Term Loan B4, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.04%
,
 01/19/29 ................... 243 242,201
Central Parent LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.92%
,
 07/06/29 ................... 4,584 3,657,554
Security
Par (000)
Par (000) Value
IT Services (continued)
Clearwater Analytics LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 04/21/32 ............. USD 1,518 $ 1,514,400
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.67%
,
 06/12/31 ........ 1,024 1,022,943
Epicor Software Corp., 1st Lien Term Loan E,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.17%
,
 05/30/31 ............. 4,963 4,922,728
Fortress Intermediate 3, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
 06/27/31
(f)
............. 897 879,419
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.42%
,
 05/30/31 ........ 1,576 1,565,940
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.42%
,
 11/09/29 ........ 1,484 1,474,299
ION Platform Finance US, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 3.75%), 7.42%
,
 09/30/32 ............ 5,432 4,802,811
Iron Mountain, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
 01/31/31 ................... 519 513,003
Mitchell International, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 8.92%
,
 06/07/32 ............. 479 470,058
Modena Buyer LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
 07/01/31 ................... 844 802,266
Project Boost Purchaser LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
 07/16/31 ............ 2,845
2,790,681
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.17%
,
 07/31/31 ... 6,429 6,399,701
Shift4 Payments LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR + 2.00%), 5.65%
,
 07/06/32 934 938,328
X Corp., 1st Lien Term Loan B1, (6-mo. CME
Term SOFR at 0.50% Floor + 6.50%),
10.45%
,
 10/26/29 .................. 5,917 5,903,741
xAI Corp., 1st Lien Term Loan, (6-mo. CME
Term SOFR at 0.00% Floor + 7.25%),
11.12%
,
 06/28/30 .................. 3,538 3,597,768
48,626,991
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.29%
,
 05/30/28
(a)
............ 400 401,114
Life Sciences Tools & Services — 0.0%
(a)
ICON Luxembourg SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.67%
,
 07/03/28 ............. 571 572,350
Pra Health Sciences, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.67%
,
 07/03/28 ............. 142 142,602
Star Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
 09/27/30 ................... 1,355 1,355,060
2,070,012

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery — 0.5%
(a)
Aggreko Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.87%
,
 05/21/31 ............. USD 3,974 $ 3,949,971
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.65% - 6.85%
,
 07/31/28 ........ 3,634 3,632,755
Chart Industries, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.16%
,
 03/15/30 ................... 590 590,569
Columbus McKinnon Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.17%
,
 05/15/28
(f)
............. 681 677,188
Columbus McKinnon Corp., 1st Lien Term Loan
B, 01/21/33
(q)
..................... 2,255 2,238,088
CompoSecure Holdings LLC, 1st Lien Term
Loan, (12-mo. CME Term SOFR + 2.25%),
5.75%
,
 01/14/33 ................... 2,766 2,757,370
Filtration Group Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.42%
,
 10/23/28 ............. 4,768 4,771,269
Generac Power Systems, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.45%
,
 06/12/31 ............ 803 807,295
Hunter Douglas, Inc., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
 01/16/32 ............. 3,401 3,387,894
Indicor LLC, 1st Lien Term Loan E, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
0.00%
,
 11/22/29 ................... 1,216 1,214,420
INNIO North America Holding, Inc., Facility 1st
Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.93%, 11/02/28 ............ 166 166,016
0.00%, 11/03/31
(f)
.................. 875 872,829
LSF12 Helix Parent LLC, 1st Lien Term Loan B,
01/24/33
(q)
....................... 2,398 2,389,008
Madison IAQ LLC, 1st Lien Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.13%
,
 06/21/28 ................... 4,979 4,975,630
Rexnord LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
5.83%
,
 10/04/28 ................... 950 953,563
SPX FLOW, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.42%
,
 04/05/29 ................... 4,547 4,545,363
TK Elevator Midco GmbH, 1st Lien Term Loan
B1, (6-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.95%
,
 04/30/30 ............. 5,382 5,390,738
Vertiv Group Corp., 1st Lien Term Loan B4,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.45%
,
 08/12/32 ............. 5,979 5,993,207
Vortex Opco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.04%
,
 12/18/28
(e)(l)
................. 1,250 150,013
WEC US Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.70%
,
 01/27/31 ............. 3,635 3,629,660
53,092,846
Security
Par (000)
Par (000) Value
Media — 0.2%
(a)
Altice France SA, 1st Lien Term Loan B14,
(3-mo. CME Term SOFR at 0.00% Floor +
6.88%), 10.55%
,
 05/30/31 ............. USD 2,370 $ 2,401,756
Charter Communications Operating LLC, 1st Lien
Term Loan B4, (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.66%
,
 12/09/30 ... 1,188 1,185,050
Charter Communications Operating LLC, 1st Lien
Term Loan B5, (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 5.91%
,
 12/15/31 ... 1,188 1,185,966
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.79%
,
 08/23/28 ........ 656 655,110
CSC Holdings LLC, 1st Lien Term Loan B5,
(US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
 04/15/27 ................... 4,899 4,365,219
DirecTV Financing LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 8.93%
,
 08/02/27 ............. 95 95,431
ECL Entertainment LLC, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
 08/30/30 ............. 839 837,062
Fleet US Bidco, Inc., 1st Lien Term Loan B2,
(6-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.79%
,
 02/21/31
(f)
............. 1,042 1,042,892
Gray Television, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.95%
,
 05/23/29 ............. 8 8,395
Learfield Communications LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 2.00% Floor
+ 4.75%), 8.47%
,
 06/30/28 ............ 1,149 1,151,131
NEP Group, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.17%
,
 10/17/31 ................... 2,389 2,181,038
Outfront Media Capital LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 09/24/32 ............. 1,172 1,176,395
Telenet Financing USD LLC, Facility 1st Lien
Term Loan AR, (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.79%
,
 05/01/28 ... 525 518,658
16,804,103
Multi-Utilities — 0.1%
GFL Environmental Services, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.27%
,
 03/03/32
(a)
........... 5,293 5,288,342
Oil, Gas & Consumable Fuels — 0.1%
(a)
BIP Pipeco Holding LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 0.00%
,
 12/05/30 ............. 717 716,911
Blackfin Pipeline LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.75%
,
 10/01/32 ................... 750 754,373
Buckeye Partners LP, 1st Lien Term Loan B7,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
 11/22/32 .............. 1,003 1,005,654
Freeport LNG Investments LLLP, 1st Lien Term
Loan, 01/28/33
(q)
................... 2,343 2,334,214
Freeport LNG Investments LLLP, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 6.92%
,
 12/21/28 ........ 3,329 3,328,830
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 5.65%
,
 10/04/30 ............ 245 244,924

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.68%
,
 02/06/30 ................... USD 1,289 $ 1,289,257
Meade Pipeline Co. LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.69%
,
 09/22/32 ............. 431 431,272
Murphy USA, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.45%
,
 04/07/32 ................... 510 513,907
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 5.92%
,
 10/05/28 ... 2,471 2,469,854
TransMontaigne Operating Co. LP, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 0.00%
,
 11/17/28 ........ 567 566,087
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan B, 06/16/32
(q)
.............. 1,329 1,322,955
14,978,238
Paper & Forest Products — 0.0%
BradyPlus Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.19%
,
 12/29/32
(a)
............ 3,639 3,614,728
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%, 04/20/28 ........... 1,199 1,198,666
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%, 05/28/32 ........... 1,061 1,062,043
Air Canada, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
 03/21/31 ................... 2,421 2,417,600
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.52%, 01/29/27 ........... 1,204 1,201,844
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.00%, 02/15/28 ........... 2,097 2,094,773
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.26%, 06/04/29 ........... 1,606 1,603,217
Jetblue Airways Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.44%
,
 08/27/29 ............. 2,193 2,098,219
Stonepeak Nile Parent LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
 04/09/32 ............. 837 835,954
United Airlines, Inc., Facility 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 02/24/31 ............. 2,064 2,064,042
14,576,358
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan
08/02/32
(q)
....................... 40 40,129
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.17%, 08/02/32 ........... 3,438 3,446,979
Elanco Animal Health, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.45%
,
 10/29/32 ............. 768 767,251
Endo Finance Holdings LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
 04/23/31 ............. 835 835,525
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Jazz Financing Lux SARL, 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.97%
,
 05/05/28 ............. USD 3,158 $ 3,165,001
Organon & Co., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
5.92%
,
 05/19/31 ................... 578 559,328
Perrigo Investments LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 04/20/29 ............. 1,397 1,393,690
10,207,903
Professional Services — 0.2%
(a)
AlixPartners LLP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
 08/12/32 ................... 3,225 3,204,616
Amentum Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 09/29/31 ............. 1,869 1,867,003
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.29%
,
 06/02/28 ................... 3,089 3,078,921
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4, (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.42%
,
 04/28/28 .. 3,655 3,652,540
Dayforce, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
 03/01/31
(f)
.................. 3,482 3,472,848
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.68%),
7.35%
,
 06/22/29 ................... 824 824,973
Galaxy US Opco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
1.50%), 5.34%
,
 07/31/30 ............. 823 780,384
TransUnion LLC, 1st Lien Term Loan B8, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
 06/24/31 ................... 1,989 1,988,577
TransUnion LLC, 1st Lien Term Loan B9, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
 06/24/31 ................... 1,575 1,574,894
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2, (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.47%
,
 09/28/29 ... 1,300 1,264,782
Zelis Payments Buyer, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
 11/26/31 .............. 3,988 3,881,806
25,591,344
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 2.75%), 6.47%
,
 01/31/30
(a)
.. 431 432,954
Semiconductors & Semiconductor Equipment — 0.0%
(a)
Entegris, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
 07/06/29 ................... 899 900,636
Qnity Electronics, Inc., 1st Lien Term Loan,
(6-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.70%
,
 10/29/32 ............. 3,987 4,001,951
4,902,587

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software — 0.9%
(a)
Applied Systems, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
 02/24/31 ............. USD 5,336 $ 5,288,441
Avalara, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.42%
,
 03/26/32 ................... 1,565 1,530,726
Barracuda Networks, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.17%
,
 08/15/29 ............. 1,876 1,442,326
Boxer Parent Co., Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.82%
,
 07/30/31 ............. 5,368 5,153,341
Capstone Borrower, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 2.75%),
6.42%
,
 06/17/30
(f)
.................. 1,065 1,035,073
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.67%
,
 01/23/32 ............ 6,179 6,117,403
Cloud Software Group, Inc., 1st Lien Term Loan
B
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%, 03/21/31 ........... 5,944 5,756,255
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%, 08/16/32 ........... 4,740 4,591,967
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.57%
,
 10/09/28 ................... 770 658,581
Clover Holdings 2 LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.67%
,
 12/09/31 ............. 2,106 2,063,636
Darktrace Finco US LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.90%
,
 10/09/31 ............. 348 338,550
Dawn Bidco LLC, 1st Lien Term Loan, 08/20/32
(q)
4,730 4,588,100
DS Admiral Bidco LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.92%
,
 06/26/31
(f)
............. 954 918,697
Ellucian Holdings, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.47%
,
 10/09/29 ............. 5,091 5,028,840
Ellucian Holdings, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.42%
,
 11/15/32 .............. 703 686,304
Gen Digital, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42%, 09/12/29 ........... 5,143 5,085,155
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%, 04/16/32 ........... 767 755,638
Genesys Cloud Services, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
 01/30/32 ............ 5,938 5,796,586
Kaseya, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
6.67%
,
 03/22/32 ................... 5,875 5,647,581
McAfee Corp., 1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.67%
,
 03/01/29 ................... 2,741 2,418,751
MH Sub I LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 7.92%, 05/03/28 ........... 1,044 944,048
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 7.92%, 12/31/31 ........... 796 649,434
MKS Instruments, Inc., 1st Lien Term Loan B,
01/27/33
(q)
....................... 2,260 2,262,825
Security
Par (000)
Par (000) Value
Software (continued)
MKS, Inc., 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
5.67%
,
 08/17/29 ................... USD 3,480 $ 3,484,646
Ping Identity Holding Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.59%
,
 11/15/32 .............. 875 866,618
Planview Parent, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
 12/17/27 ............. 476 421,171
Proofpoint, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.67%
,
 08/31/28 ................... 5,499 5,453,918
RealPage, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.93%
,
 04/24/28 ................... 2,708 2,671,265
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
6.25%), 10.02%, 07/30/29 ........... 138 107,389
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 9.77%, 11/15/29 ............ 717 559,472
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
6.25%), 10.02%, 07/30/29 ........... 231 179,262
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 9.77%, 11/15/29 ............ 378 293,513
SS&C Technologies, Inc., 1st Lien Term Loan
B8, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
 05/09/31 ............. 5,858 5,852,236
UKG, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
 02/10/31 ................... 4,462 4,345,213
VS Buyer LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
 04/14/31 ................... 4,234 4,180,862
97,173,823
Specialty Retail — 0.1%
(a)
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 2.50%
Floor + 0.0; 3-mo. CME Term SOFR at 2.50%
Floor + 0.0% at 0.00% Floor + 0.00%), 6.17%
- 6.32%
,
 04/23/31 .................. 1,499 1,498,523
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 3.00%), 6.67%
,
 05/04/28 ... 5,069 5,065,871
Peer Holding III BV, Facility 1st Lien Term Loan
B8, (3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
 09/29/32 ............. 564 563,295
Project Aurora US Finco, Inc., Facility 1st Lien
Term Loan B2, (3-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.49%
,
 09/30/32 ... 388 388,244
Pye-Barker Fire & Safety LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.21%
,
 12/16/32 ............ 1,797 1,796,665
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.33%, 10/20/28 ........... 534 525,130
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.02%, 10/20/28 ........... 415 412,718
10,250,446

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.1%
Finastra USA, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.72%
,
 09/15/32
(a)
.................. USD 6,251 $ 5,485,253
Tobacco — 0.0%
Savor Acquisition, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.84%
,
 02/19/32
(a)
............ 100 99,937
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, 1st Lien Term Loan D, (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.69%
,
 07/27/28 ................... 3,344 3,348,539
Core & Main LP, 1st Lien Term Loan E, (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.69%
,
 02/10/31 ................... 2,129 2,126,747
Gulfside Supply, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.67%
,
 06/17/31 ................... 605 585,612
Herc Holdings, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
 07/02/32 ................... 454 454,191
QXO Building Products, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
 04/30/32 ............. 720 720,736
TMK Hawk Parent Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 7.67%
,
 06/29/29 ............. 1,458 658,759
7,894,584
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
 09/23/31 ................... 5,061 5,060,111
Brown Group Holding LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.17%
,
 07/01/31 ............. 2,075 2,076,317
OLA Netherlands BV, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.07%
,
 12/15/26
(f)
................. 1,233 1,224,216
Rand Parent LLC, 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.67%
,
 03/18/30 ................... 2,226 2,227,936
10,588,580
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 5.25%), 9.02%
,
 08/09/32 ............ 1,040 1,040,925
SBA Senior Finance II LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.43%
,
 01/27/31 ............. 3,006 3,014,483
Windstream Services LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.67%
,
 10/06/32
(f)
............. 2,077 2,077,000
6,132,408
Total Floating Rate Loan Interests — 9.2%
(Cost: $994,311,050) .............................. 979,897,518
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27
(c)
.................. USD 500 $ 495,750
3.75%, 01/15/31
(b)
.................. 491 471,790
6.44%, 01/26/36
(c)
.................. 394 422,226
Empresa Nacional del Petroleo
(b)
6.15%, 05/10/33 ................... 656 693,556
5.95%, 07/30/34 ................... 430 448,559
2,531,881
Colombia — 0.0%
Ecopetrol SA, 8.88%, 01/13/33 ............ 550 589,737
France — 0.1%
Electricite de France SA
(a)(c)(k)
(BPISDS15 + 3.32%), 5.88% ........... GBP 1,400 1,933,054
(5-Year EUR Swap Annual + 3.97%), 3.38% . EUR 5,200 5,965,653
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ........................ 200 250,958
8,149,665
Hungary — 0.1%
Magyar Export-Import Bank Zrt., 6.13%,
12/04/27
(b)
....................... USD 1,201 1,233,283
MVM Energetika Zrt.
(c)
7.50%, 06/09/28 ................... 529 557,942
6.50%, 03/13/31 ................... 935 987,301
2,778,526
Indonesia — 0.0%
Pertamina Persero PT, 3.10%, 08/27/30
(c)
.... 1,275 1,187,790
Mexico — 0.1%
Petroleos Mexicanos
6.50%, 01/23/29 ................... 3,681 3,758,301
8.75%, 06/02/29 ................... 1,255 1,348,390
5.95%, 01/28/31 ................... 882 859,421
6.70%, 02/16/32 ................... 2,408 2,403,641
8,369,753
Morocco — 0.0%
OCP SA, 7.50%, 05/02/54
(b)
.............. 1,221 1,329,724
Nigeria — 0.0%
Africa Finance Corp., 5.55%, 10/08/29
(b)
..... 1,203 1,226,928
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 5.50%,
05/06/30
(b)
....................... 595 614,218
Poland — 0.0%
Bank Gospodarstwa Krajowego
(b)
6.25%, 10/31/28 ................... 466 493,163
5.75%, 07/09/34 ................... 1,140 1,197,285
1,690,448
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S, 8.25%,
02/14/29
(c)
....................... 429 459,700
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 5.88%, 07/17/64
(b)
..... 798 757,849
SRC Sukuk Ltd., 4.88%, 10/02/35
(c)
......... 835 821,139
1,578,988
Total Foreign Agency Obligations — 0.3%
(Cost: $29,139,938) ............................... 30,507,358

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic (The), 0.75%, 07/09/30
(d)
.. USD 432 $ 366,336
Armenia — 0.0%
Republic of Armenia, 6.75%, 03/12/35
(b)
...... 519 541,706
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38%, 05/14/30 ................... 572 600,743
5.45%, 09/16/32 ................... 480 455,102
1,055,845
Barbados — 0.0%
Barbados Government Bond, 8.00%, 06/26/35
(b)
815 872,865
Benin — 0.0%
Benin Government Bond, 7.96%, 02/13/38
(b)
... 649 678,568
Brazil — 0.2%
Federative Republic of Brazil
10.00%, 01/01/29 .................. BRL 36 6,351,276
6.00%, 08/15/30 ................... 5 3,822,832
10.00%, 01/01/31 .................. 12 2,105,714
6.63%, 03/15/35 ................... USD 1,218 1,254,540
Letras do Tesouro Nacional Treasury Bills,
12.80%, 01/01/30
(r)
................. BRL 28 3,359,665
16,894,027
Bulgaria — 0.0%
Bulgaria Government Bond, 5.00%, 03/05/37
(c)
. USD 732 721,020
Chile — 0.1%
Bonos de la Tesoreria de la Republica en pesos,
6.00%, 04/01/33
(b)(c)
................. CLP 5,380,000 6,430,954
Republic of Chile
3.75%, 01/14/32 ................... EUR 558 675,646
3.10%, 05/07/41 ................... USD 1,509 1,161,176
8,267,776
Colombia — 0.2%
Republic of Colombia
11.00%, 08/22/29 .................. COP 13,338,000 3,426,601
7.00%, 03/26/31 ................... 9,484,000 2,019,636
13.25%, 02/09/33 .................. 7,056,000 1,959,649
8.00%, 04/20/33 ................... USD 1,035 1,113,660
8.00%, 11/14/35 ................... 439 470,279
7.75%, 11/07/36 ................... 1,182 1,239,918
6.50%, 11/26/38 ................... EUR 553 642,880
7.25%, 10/26/50 ................... COP 4,772,600 798,389
Titulos de Tesoreria, 12.50%, 02/27/30 ...... 13,783,000 3,644,271
15,315,283
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%, 04/03/34
(c)
.... USD 553 598,346
Czech Republic — 0.1%
Czech Republic
0.95%, 05/15/30
(c)
.................. CZK 153,720 6,699,045
1.50%, 04/24/40 ................... 134,240 4,406,424
11,105,469
Dominican Republic — 0.0%
Dominican Republic Government Bond
5.50%, 02/22/29
(b)
.................. USD 557 565,355
5.50%, 02/22/29
(c)
.................. 150 152,250
7.05%, 02/03/31
(b)
.................. 1,301 1,394,672
6.95%, 03/15/37
(b)
.................. 596 637,720
2,749,997
Security
Par (000)
Par (000) Value
Ecuador — 0.0%
Republic of Ecuador, 9.25%, 01/29/39
(b)
...... USD 470 $ 482,925
Egypt — 0.0%
Arab Republic of Egypt
5.63%, 04/16/30
(c)
.................. EUR 649 764,004
6.38%, 04/11/31
(b)
.................. 479 574,028
9.45%, 02/04/33
(b)
.................. USD 590 663,750
2,001,782
Guatemala — 0.0%
Republic of Guatemala
5.25%, 08/10/29
(b)
.................. 767 775,514
5.25%, 08/10/29
(c)
.................. 511 516,672
7.05%, 10/04/32
(b)
.................. 1,076 1,174,185
6.60%, 06/13/36
(b)
.................. 544 582,080
6.25%, 08/15/36
(b)
.................. 618 643,492
3,691,943
Hungary — 0.1%
Hungary Government Bond
5.25%, 06/16/29
(b)
.................. 1,125 1,145,250
3.00%, 08/21/30 ................... HUF 2,032,000 5,544,950
5.50%, 03/26/36
(b)
.................. USD 575 571,550
6.75%, 09/23/55
(b)
.................. 620 644,025
7,905,775
Indonesia — 0.1%
Republic of Indonesia
5.88%, 03/15/31 ................... IDR 104,212,000 6,246,649
3.88%, 01/15/33 ................... EUR 550 656,219
6,902,868
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38%, 03/03/28
(c)
.................. USD 443 448,682
5.88%, 10/17/31
(c)
.................. EUR 1,300 1,578,516
8.08%, 04/01/36
(b)
.................. USD 412 439,604
8.25%, 01/30/37
(b)
.................. 403 433,128
2,899,930
Jordan — 0.0%
Hashemite Kingdom of Jordan, 7.50%,
01/13/29
(b)
....................... 580 607,550
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond, 7.75%,
06/03/30
(b)
....................... 480 497,850
Latvia — 0.0%
Latvia Government Bond, 5.13%, 07/30/34
(b)
.. 1,209 1,226,398
Malaysia — 0.0%
Malaysia Government Bond, 4.18%, 05/16/44 .. MYR 7,860 2,062,064
Mexico — 0.3%
Eagle Funding Luxco SARL, 5.50%, 08/17/30
(b)
. USD 1,240 1,258,600
Mex Bonos Desarr Fix Rt
8.50%, 05/31/29 ................... MXN 740 4,297,933
8.50%, 02/28/30 ................... 1,060 6,130,515
5.38%, 03/22/33 ................... USD 980 969,220
7.75%, 11/23/34 ................... MXN 820 4,417,075
8.00%, 02/21/36 ................... 1,260 6,786,773
8.50%, 11/18/38 ................... 226 1,236,867
United Mexican States
5.63%, 02/09/34 ................... USD 855 853,290
6.88%, 05/13/37 ................... 560 594,160
6.63%, 01/29/38 ................... 535 555,330
5.13%, 03/19/38 ................... EUR 475 562,056
5.38%, 05/16/40 ................... 338 398,445

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico (continued)
6.75%, 02/09/56 ................... USD 637 $ 631,267
28,691,531
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(c)
.................. 566 544,424
5.95%, 03/08/28
(b)
.................. 412 423,716
4.75%, 04/02/35
(b)
.................. EUR 1,115 1,341,900
2,310,040
Nigeria — 0.0%
Federal Republic of Nigeria
10.38%, 12/09/34
(b)
................. USD 688 812,528
9.13%, 01/13/46
(b)
.................. 321 344,273
7.63%, 11/28/47
(c)
.................. 690 645,150
1,801,951
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%, 03/13/27
(c)
EUR 498 607,919
Oman — 0.0%
Oman Government Bond, 6.50%, 03/08/47
(c)
.. USD 953 1,005,110
Panama — 0.0%
Republic of Panama
7.50%, 03/01/31 ................... 1,068 1,179,606
6.40%, 02/14/35 ................... 928 970,070
2,149,676
Paraguay — 0.0%
Republic of Paraguay
(c)
5.00%, 04/15/26 ................... 70 70,033
2.74%, 01/29/33 ................... 526 467,088
5.60%, 03/13/48 ................... 423 403,119
940,240
Peru — 0.1%
(c)
Bonos de la Tesoreria, 7.60%, 08/12/39
(b)
..... PEN 2,292 748,298
Republic of Peru
7.30%, 08/12/33 ................... 5,076 1,723,012
7.60%, 08/12/39 ................... 12,481 4,074,831
6,546,141
Philippines — 0.2%
Republic of Philippines
6.38%, 07/27/30 ................... PHP 589,940 10,321,466
6.00%, 08/20/30 ................... 369,430 6,369,096
6.75%, 09/15/32 ................... 301,560 5,381,708
22,072,270
Poland — 0.1%
Republic of Poland
5.75%, 11/16/32 ................... USD 867 923,979
5.00%, 10/25/35 ................... PLN 40,280 11,261,933
5.50%, 04/04/53 ................... USD 562 531,113
12,717,025
Republic of Turkiye — 0.1%
Republic of Turkiye (The)
(BISTREFI + 0.00%), 39.73%, 08/19/26
(a)
.. TRY 161,400 3,809,808
7.13%, 02/12/32 ................... USD 1,181 1,233,554
6.30%, 03/14/33 ................... 645 638,550
5,681,912
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
.................. 698 707,772
2.12%, 07/16/31
(c)
.................. EUR 1,229 1,305,653
6.25%, 09/10/34
(c)
.................. 4,980 6,338,393
6.25%, 09/10/34
(b)
.................. 1,136 1,445,866
Security
Par (000)
Par (000) Value
Romania (continued)
6.75%, 07/11/39
(b)
.................. EUR 509 $ 650,856
6.50%, 10/07/45
(b)
.................. 711 878,341
11,326,881
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
3.25%, 11/17/51
(c)
.................. USD 1,818 1,175,573
5.00%, 01/18/53
(b)
.................. 1,520 1,324,300
2,499,873
Serbia — 0.0%
Republic of Serbia
2.13%, 12/01/30
(b)
.................. 1,099 966,142
6.50%, 09/26/33
(c)
.................. 555 596,974
6.00%, 06/12/34
(b)
.................. 712 737,625
2,300,741
South Africa — 0.3%
Republic of South Africa
10.50%, 12/21/26 .................. ZAR 33,717 2,150,027
10.50%, 12/21/27 .................. 33,717 2,217,502
7.10%, 11/19/36
(b)
.................. USD 923 979,280
8.50%, 01/31/37 ................... ZAR 286,500 17,864,493
5.75%, 09/30/49 ................... USD 1,166 958,341
7.95%, 11/19/54
(b)
.................. 888 930,904
7.25%, 12/11/55
(b)
.................. 231 224,243
25,324,790
Thailand — 0.1%
Kingdom of Thailand
2.80%, 06/17/34 ................... THB 103,460 3,523,715
2.41%, 03/17/35 ................... 126,080 4,164,209
7,687,924
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.50%, 01/28/36
(b)
USD 915 912,145
United Arab Emirates — 0.0%
United Arab Emirates Government Bond, 3.90%,
09/09/50
(c)
....................... 826 607,630
Uruguay — 0.0%
Oriental Republic of Uruguay
8.00%, 10/29/35 ................... UYU 63,164 1,706,132
5.25%, 09/10/60 ................... USD 1,002 926,349
2,632,481
Uzbekistan — 0.0%
Republic of Uzbekistan
(b)
5.38%, 05/29/27 ................... EUR 667 806,093
7.85%, 10/12/28 ................... USD 522 558,869
1,364,962
Total Foreign Government Obligations — 2.1%
(Cost: $218,163,275) .............................. 226,627,565
Shares
Shares
Investment Companies
(s)
iShares Core Dividend Growth ETF ........ 592,112 42,531,405
iShares Core MSCI Emerging Markets ETF ... 3,168,850 229,931,756
iShares iBoxx $ High Yield Corporate Bond ETF
(i)
2,650,738 215,027,867
iShares MSCI Australia ETF ............. 821,499 22,796,597
Total Investment Companies — 4.8%
(Cost: $480,594,696) .............................. 510,287,625

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.3%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 5.05%, 11/25/35 . USD 957 $ 847,411
Series 2005-8, Class 7A2, (1-mo. CME Term
SOFR at 0.56% Floor and 11.00% Cap +
0.67%), 4.35%, 11/25/35 ............ 70 69,747
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 5.31%,
06/25/35
(a)
..................... 307 284,959
Series 2005-36, Class 2A1A, (1-mo. CME
Term SOFR at 0.62% Floor and 11.00%
Cap + 0.73%), 4.41%, 08/25/35
(a)
...... 731 685,927
Series 2005-61, Class 1A1, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.31%,
12/25/35
(a)
..................... 125 117,776
Series 2005-63, Class 3A3, 4.65%, 11/25/35
(a)
1,203 1,127,117
Series 2005-63, Class 5A1, 4.76%, 12/25/35
(a)
22 21,735
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ...................... 33 29,543
Series 2005-76, Class 2A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.00% Floor + 1.00%), 4.67%,
02/25/36
(a)
..................... 2,866 2,651,106
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ...................... 561 298,317
Series 2006-15CB, Class A1, 6.50%, 06/25/36 958 424,938
Series 2006-20CB, Class A9, 6.00%, 07/25/36 425 161,278
Series 2006-2CB, Class A6, 5.50%, 03/25/36 666 267,584
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ...................... 2,647 969,639
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ...................... 1,726 922,302
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ...................... 743 367,146
Series 2006-9T1, Class A7, 6.00%, 05/25/36 303 113,933
Series 2006-J7, Class 2A1, (1-mo. SOFR at
1.50% Floor + 1.61%), 2.71%, 11/20/46
(a)
2,647 2,365,073
Series 2006-J8, Class A5, 6.00%, 02/25/37 . 1,177 434,045
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.73% Floor and 2.00% Cap
+ 1.73%), 5.40%, 11/25/46
(a)
......... 3,922 3,309,344
Series 2006-OA14, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.17%, 11/25/46
(a)
................ 1,310 1,193,082
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.85% Floor + 0.85%),
4.52%, 11/25/46
(a)
................ 5,140 4,718,966
Series 2006-OA16, Class A2, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.17%, 10/25/46
(a)
................ 226 213,647
Series 2006-OA2, Class A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.21%,
05/20/46
(a)
..................... 976 888,965
Series 2006-OA3, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
4.21%, 05/25/36
(a)
................ 3,991 3,805,135
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.17%, 07/25/46
(a)
................ 7,059 6,488,702
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ...................... 1,708 713,600
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-12T1, Class A5, 6.00%, 06/25/37 USD 379 $ 164,800
Series 2007-15CB, Class A7, 6.00%, 07/25/37 215 123,672
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ...................... 194 111,568
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,111 501,863
Series 2007-19, Class 1A8, 6.00%, 08/25/37 541 244,177
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,048 1,297,176
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37 440 199,695
Series 2007-9T1, Class 2A1, 6.00%, 05/25/37 3,123 1,250,161
Series 2007-9T1, Class 2A2, 6.00%, 05/25/37 536 214,594
Series 2007-AL1, Class A1, (1-mo. CME Term
SOFR at 0.50% Floor + 0.61%), 4.29%,
06/25/37
(a)
..................... 4,511 3,822,867
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,484 544,477
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.38% Floor + 1.38%),
5.05%, 11/25/47
(a)
................ 973 877,337
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.07%, 04/25/47
(a)
................ 6,540 5,981,222
Series 2007-OA4, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%), 4.13%,
05/25/47
(a)
..................... 2,389 2,185,659
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.15%, 06/25/47
(a)
................ 5,293 4,410,455
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .... 876 465,899
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 4.64%,
10/25/46
(a)
..................... 6,466 5,306,065
Series 2006-3, Class 2A11, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.94% Floor + 0.94%), 4.61%,
10/25/46
(a)
..................... 3,989 2,645,203
Series 2007-3, Class 22A1, 6.75%, 06/25/37
(d)
388 347,381
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 212 192,197
Series 2006-D, Class 6A1, 4.01%, 05/20/36 . 224 190,738
Series 2007-D, Class 1A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.21%,
06/20/47 ...................... 650 537,941
Barclays Mortgage Loan Trust
(b)
Series 2024-NQM4, Class A1, 4.79%,
12/26/64
(d)
..................... 11,255 11,273,525
Series 2024-NQM4, Class A2, 5.10%,
12/26/64
(d)
..................... 1,059 1,060,413
Series 2024-NQM4, Class A3, 5.25%,
12/26/64
(d)
..................... 1,186 1,189,379
Series 2024-NQM4, Class B1, 6.96%,
12/26/64
(a)
..................... 576 582,301
Series 2024-NQM4, Class B2, 7.53%,
12/26/64
(a)
..................... 440 441,996
Series 2024-NQM4, Class B3, 7.53%,
12/26/64
(a)
..................... 1,006 987,042
Series 2024-NQM4, Class M1, 6.31%,
12/26/64
(a)
..................... 948 960,957
Series 2024-NQM4, Class SA, 0.00%,
12/26/64
(a)
..................... 2 1,526
Series 2024-NQM4, Class XS, 2.29%,
12/26/64
(a)
..................... 16,469 602,658
Series 2025-NQM1, Class A1, 5.66%,
01/25/65
(d)
..................... 11,163 11,289,309

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM1, Class A2, 5.87%,
01/25/65
(d)
..................... USD 1,019 $ 1,031,837
Series 2025-NQM1, Class A3, 5.97%,
01/25/65
(d)
..................... 970 982,680
Series 2025-NQM1, Class B1, 6.94%,
01/25/65
(a)
..................... 660 667,274
Series 2025-NQM1, Class B2, 7.73%,
01/25/65
(a)
..................... 574 579,654
Series 2025-NQM1, Class B3, 7.73%,
01/25/65
(a)
..................... 1,273 1,258,479
Series 2025-NQM1, Class M1, 6.49%,
01/25/65
(a)
..................... 1,062 1,082,433
Series 2025-NQM1, Class SA, 0.00%,
01/25/65
(a)
..................... 2 1,962
Series 2025-NQM2, Class A1, 5.75%,
05/25/65
(d)
..................... 12,382 12,626,786
Series 2025-NQM2, Class A2, 5.94%,
05/25/65
(d)
..................... 981 999,813
Series 2025-NQM2, Class A3, 6.04%,
05/25/65
(d)
..................... 1,926 1,964,198
Series 2025-NQM2, Class B1, 7.67%,
05/25/65
(a)
..................... 662 686,359
Series 2025-NQM2, Class B2, 7.67%,
05/25/65
(a)
..................... 263 264,745
Series 2025-NQM2, Class B3, 7.67%,
05/25/65
(a)
..................... 49 44,199
Series 2025-NQM2, Class M1, 6.71%,
05/25/65
(a)
..................... 1,342 1,376,785
Series 2025-NQM2, Class SA, 0.00%,
05/25/65
(a)
..................... —
(o)
211
Series 2025-NQM3, Class B1, 7.60%,
05/25/65
(a)
..................... 2,000 2,045,670
Series 2025-NQM4, Class PT2, 6.03%,
07/25/65
(a)
..................... 18,497 19,177,010
Series 2025-NQM5, Class PT2, 0.00%,
10/25/55
(a)
..................... 18,696 18,521,179
Series 2025-NQM7, Class PT2, 0.00%,
12/25/64
(a)
..................... 18,040 18,558,558
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (1-mo. CME Term SOFR at 0.44% Floor
and 11.50% Cap + 0.55%), 4.23%, 04/25/36
(a)
2,827 2,570,820
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%, 12/25/35 543 539,207
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ...................... 580 601,984
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor and 10.50% Cap +
0.45%), 4.13%, 03/25/37 ........... 818 750,531
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor and 10.50%
Cap + 0.39%), 4.07%, 03/25/37 ....... 1,229 1,171,878
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 4.19%, 09/25/47 ....... 1,357 1,261,441
BRAVO Residential Funding Trust
(a)(b)
Series 2025-NQM2, Class B1, 7.29%,
11/25/64 ...................... 1,000 1,020,790
Series 2025-NQM2, Class B2, 7.29%,
11/25/64 ...................... 1,000 1,001,250
CAFL Issuer LLC, Series 2024-RTL1, Class A1,
6.75%, 11/28/31
(b)(d)
................. 2,000 2,026,389
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. CME Term
SOFR at 0.27% Floor and 10.50% Cap +
0.38%), 4.06%, 04/25/35
(a)
.......... 462 441,665
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2005-9, Class 1A1, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 4.39%,
05/25/35
(a)
..................... USD 1,760 $ 1,572,108
Series 2006-OA4, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.96% Floor + 0.96%), 4.63%,
04/25/46
(a)
..................... 2,560 690,405
Series 2007-21, Class 1A1, 6.25%, 02/25/38 127 54,139
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 607 194,511
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 927 297,020
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 3.76%, 03/25/67
(a)(b)
.............. 6,018 5,952,163
CIM Trust, Series 2025-I1, Class B1B, 7.53%,
10/25/69
(a)(b)
...................... 4,918 4,978,405
CitiMortgage Alternative Loan Trust, Series 2007-
A1, Class 1A5, 6.00%, 01/25/37 ......... 48 43,588
COLT Mortgage Loan Trust
(a)(b)
Series 2025-12, Class B1, 6.86%, 01/26/71 . 1,332 1,338,183
Series 2025-6, Class B1, 7.21%, 08/25/70 .. 357 363,407
Series 2025-9, Class B1, 6.82%, 09/25/70 .. 2,000 2,022,320
Series 2026-1, Class B1, 6.46%, 02/25/71 .. 282 281,791
Cross Mortgage Trust
(a)(b)
Series 2025-H10, Class B1, 7.13%, 01/25/71 611 601,210
Series 2025-H2, Class B1B, 7.64%, 03/25/70 894 904,156
Series 2025-H6, Class B1B, 7.59%, 07/25/70 1,227 1,235,434
Series 2025-H7, Class B1B, 7.52%, 09/25/70 822 826,968
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%, 07/25/37 241 208,893
Series 2011-4R, Class 1A2, (1-mo. CME Term
SOFR at 1.50% Floor + 1.61%), 5.49%,
09/27/37
(a)
..................... 2,352 1,974,862
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
..................... 1,071 1,067,622
Deephaven Residential Mortgage Trust, Series
2026-INV1, Class B1, 6.57%, 12/25/70
(a)(b)
.. 574 573,817
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%), 4.23%,
08/25/47
(a)
....................... 9,252 8,030,942
Easy Street Mortgage Loan Trust, Series 2025-
RTL2, Class A1, 5.61%, 10/25/40
(b)(d)
...... 3,788 3,807,834
EFMT, Series 2026-NQM1, Class B1, 6.54%,
02/25/71
(a)(b)
...................... 1,000 999,987
Ellington Financial Mortgage Trust
(a)(b)
Series 2021-2, Class A1, 0.93%, 06/25/66 .. 1,577 1,350,364
Series 2023-1, Class B1, 6.67%, 02/25/68 .. 2,000 1,993,259
Series 2025-INV1, Class B1, 7.18%, 03/25/70 529 536,860
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 4.24%,
02/25/37
(a)
....................... 744 392,769
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)(b)
................. 11,956 11,918,669
GMACM Mortgage Loan Trust, Series 2005-AR2,
Class 4A, 4.01%, 05/25/35
(a)
........... 14 12,730
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo. CME
Term SOFR at 0.17% Floor + 0.28%),
3.96%, 02/25/36 ................. 1,622 1,507,907
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 2.00% Floor and 10.50%
Cap + 2.00%), 5.67%, 03/25/36 ....... 839 775,999
GS Mortgage-Backed Securities Trust
(b)
Series 2025-DSC1, Class B1, 6.74%,
06/25/65
(a)
..................... 1,873 1,879,025

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM2, Class B1, 7.34%,
06/25/65
(a)
..................... USD 280 $ 286,704
Series 2025-NQM3, Class B1, 6.87%,
11/25/65 ...................... 843 852,234
Series 2025-NQM3, Class B2, 7.43%,
11/25/65
(a)
..................... 896 895,493
Series 2026-NQM1, Class B1, 6.63%,
03/25/66
(a)
..................... 373 372,543
Series 2026-NQM1, Class B2, 7.61%,
03/25/66
(a)
..................... 708 706,600
Homes Trust
(a)(b)
Series 2025-NQM1, Class B1, 7.23%,
01/25/70 ...................... 2,355 2,388,255
Series 2025-NQM4, Class B1, 6.90%,
08/25/70 ...................... 1,456 1,473,080
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. CME Term SOFR at 0.50% Floor and
11.00% Cap + 0.61%), 4.29%, 10/25/35
(a)
.. 910 847,666
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 539 365,882
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,239 646,305
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 4.22%,
08/25/37 ...................... 84 57,657
Series 2007-AR15, Class 2A1, 3.37%,
08/25/37 ...................... 412 287,467
J.P. Morgan Mortgage Trust
(a)(b)
Series 2025-DSC2, Class B1, 6.92%,
10/25/65 ...................... 2,000 1,992,251
Series 2025-VIS2, Class B1, 7.25%, 12/25/55 2,000 2,036,846
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 5.63%, 12/25/35 169 162,305
Series 2006-1, Class 2A1, 5.27%, 02/25/36 . 136 133,135
MFA Trust
(b)
Series 2022-CHM1, Class M1, 4.57%,
09/25/56
(a)
..................... 4,000 3,595,747
Series 2023-NQM2, Class A1, 4.40%,
03/25/68
(d)
..................... 9,358 9,332,920
Series 2025-NQM3, Class B1, 6.93%,
08/25/70
(a)
..................... 1,500 1,517,483
Series 2025-NQM3, Class M1, 6.13%,
08/25/70
(a)
..................... 632 640,082
Mill City Mortgage Loan Trust, Series 2023-
NQM1, Class A1, 6.05%, 10/25/67
(b)(d)
..... 3,538 3,530,932
New Residential Mortgage Loan Trust, Series
2025-NQM1, Class B2, 7.03%, 01/25/65
(a)(b)
. 1,577 1,553,707
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
............... 191 177,486
PRPM LLC
(b)(d)
Series 2025-RCF4, Class A3, 4.50%,
08/25/55 ...................... 583 566,321
Series 2025-RCF4, Class M1A, 4.50%,
08/25/55 ...................... 700 674,139
Series 2025-RCF4, Class M2, 4.50%,
08/25/55 ...................... 667 617,808
PRPM Trust
(b)
Series 2025-NQM3, Class B1, 6.92%,
05/25/70
(a)
..................... 3,012 3,036,390
Series 2025-NQM6, Class B1, 6.96%,
12/25/70
(a)
..................... 567 568,601
Series 2026-RCF1, Class M2, 5.50%,
01/25/56
(d)
..................... 945 907,016
Rain City Mortgage Trust, Series 2024-RTL1,
Class A1, 6.53%, 09/25/29
(a)(b)
.......... 5,000 5,065,506
RALI Trust, Series 2007-QS4, Class 3A2, 6.00%,
03/25/37 ........................ 102 84,743
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .... USD 308 $ 100,912
RFMSI Trust, Series 2007-S7, Class A20, 6.00%,
07/25/37 ........................ 29 23,233
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM3, Class B1, 7.23%,
05/25/65
(a)(b)
...................... 2,001 2,024,371
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b)(d)
..... 11,908 11,863,807
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 3A1, 4.82%, 04/25/47
(a)
180 67,099
Structured Asset Mortgage Investments II Trust
(a)
Series 2006-AR2, Class A1, (1-mo. CME Term
SOFR at 0.46% Floor and 10.50% Cap +
0.57%), 4.25%, 02/25/36 ........... 328 309,276
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.17%, 06/25/36 ....... 6,034 5,406,051
Series 2006-AR6, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.17%, 07/25/46 ....... 7,440 5,337,199
Series 2007-AR4, Class GA4B, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.15%, 09/25/47 ................. 1,377 1,282,579
Verus Securitization Trust
(b)
Series 2022-3, Class A1, 4.13%, 02/25/67
(d)
. 8,099 7,807,143
Series 2023-2, Class B1, 7.39%, 03/25/68
(a)
. 1,000 998,987
Series 2025-12, Class B1, 6.56%, 12/25/70
(a)
367 369,990
Series 2025-4, Class B2, 7.44%, 05/25/70
(a)
. 500 504,477
Series 2025-7, Class B1, 6.62%, 08/25/70
(a)
. 1,000 1,006,038
Series 2025-7, Class B2, 7.51%, 08/25/70
(a)
. 707 713,405
Series 2025-8, Class B1, 6.48%, 09/25/70 .. 1,338 1,343,968
Series 2025-8, Class B2, 7.51%, 09/25/70
(a)
. 1,967 1,992,830
Series 2025-INV1, Class B2, 7.30%,
02/25/70
(a)
..................... 2,094 2,092,969
Series 2026-1, Class B1, 6.47%, 01/25/71
(a)
. 350 350,793
Series 2026-1, Class B2, 6.95%, 01/25/71
(a)
. 152 149,490
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a)(b)
.......... 2,800 2,807,819
Washington Mutual Mortgage Pass-Through
Certificates Trust
Series 2006-8, Class A5, 4.07%, 10/25/36
(d)
. 950 307,620
Series 2006-AR5, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.98% Floor + 0.98%), 4.65%,
06/25/46
(a)
..................... 2,614 2,130,934
Series 2006-AR8, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.85% Floor + 0.85%), 4.52%,
10/25/46
(a)
..................... 3,953 3,509,419
Series 2007-OA5, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.75% Floor + 0.75%), 4.42%,
06/25/47
(a)
..................... 4,229 3,634,098
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.84% Floor + 0.84%),
4.51%, 05/25/47
(a)
................ 1,985 1,745,560
Series 2007-OA6, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.81% Floor + 0.81%), 4.48%,
07/25/47
(a)
..................... 2,205 1,880,996

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust, Series 2007-OA1,
Class 2A, (Federal Reserve US 12 Month
Cumulative Average 1 Year CMT at 0.72%
Floor + 0.72%), 4.39%, 12/25/46
(a)
....... USD 3,293 $ 2,739,087
353,011,858
Commercial Mortgage-Backed Securities — 6.0%
1301 Trust, Series 2025-1301, Class A, 5.06%,
08/11/42
(a)(b)
...................... 4,683 4,756,818
1345T, Series 2025-AOA, Class E, (1-mo. CME
Term SOFR at 4.50% Floor + 4.50%), 8.18%,
06/15/42
(a)(b)
...................... 1,767 1,780,297
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 6.09%, 09/15/34
(a)(b)
. 1,564 1,550,323
ARES Commercial Mortgage Trust
(a)(b)
Series 2024-IND, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.37%,
07/15/41 ...................... 1,270 1,272,381
Series 2026-GCP, Class A, (1-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 4.95%,
02/15/43 ...................... 1,000 1,001,356
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.12%,
10/15/34
(a)(b)
...................... 13,280 13,292,450
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 5.95%, 04/15/35
(a)(b)
...... 3,467 3,423,663
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.25%),
5.93%, 12/15/36 ................. 3,624 3,460,920
Series 2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.33%, 08/15/42 ................. 2,377 2,383,822
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 6.17%, 12/10/41 15,300 15,874,760
Series 2024-MAR, Class C, 7.77%, 12/10/41 6,370 6,691,450
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.03%,
08/15/39 ...................... 17,580 17,608,380
Series 2025-ASHF, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.53%,
02/15/42 ...................... 8,893 8,900,654
BANK, Series 2020-BN26, Class AS, 2.69%,
03/15/63 ........................ 2,091 1,891,141
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.48%, 05/15/35
(a)(b)
........... 1,900 1,900,557
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.11% Cap +
0.58%), 4.25%, 08/25/35 ........... 1,560 1,522,418
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.80% Cap +
0.59%), 4.33%, 11/25/35 ............ 389 379,894
Series 2007-1, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.44%), 4.18%,
03/25/37 ...................... 1,164 1,117,256
Series 2007-3, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.55%), 4.22%,
07/25/37 ...................... 1,944 1,848,441
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 4.46%,
09/25/37 ...................... USD 462 $ 438,643
Series 2007-6A, Class A4A, (1-mo. CME Term
SOFR at 0.00% Floor + 2.36%), 6.04%,
12/25/37 ...................... 1,060 951,719
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(a)(b)
........... 1,140 984,966
BFLD Commercial Mortgage Trust
(a)(b)
Series 2025-5MW, Class A, 4.67%, 10/10/42 3,203 3,214,586
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.18%,
11/15/42 ...................... 9,476 9,508,574
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 5.57%, 07/15/41
(a)(b)
........... 2,830 2,842,381
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
7.50%, 10/15/35
(a)(b)
................. 2,433 30,315
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.53%, 08/15/42
(a)(b)
. 4,747 4,776,669
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 5.05%,
06/15/41
(a)(b)
...................... 4,710 4,714,416
BPR Trust
(a)(b)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 4.85%,
09/15/38 ...................... 1,900 1,899,133
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 7.40%,
09/15/38 ...................... 4,495 4,458,611
BWAY Mortgage Trust, Series 2013-1515, Class
D, 3.63%, 03/10/33
(b)
................ 3,600 3,240,134
BX Commercial Mortgage Trust
(a)(b)
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 6.04%,
10/15/38 ...................... 6,300 6,298,031
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 5.44%,
12/09/40 ...................... 1,619 1,619,174
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
10/15/41 ...................... 8,920 8,931,526
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.37%,
08/15/41 ...................... 16,729 16,765,870
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
6.56%, 10/15/41 ................. 7,280 7,298,200
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
4.97%, 12/15/39 ................. 3,885 3,892,153
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.32%, 05/15/41 ................. 2,386 2,390,688
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
02/15/39 ...................... 4,170 4,175,704
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.22%, 06/15/37 ................. 3,254 3,255,880
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.15%, 11/15/41 . CAD 4,518 3,324,159

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
02/15/39 ...................... USD 8,875 $ 8,880,347
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.07%,
03/15/41 ...................... 4,069 4,074,110
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.12%, 04/15/40 ................. 6,939 6,952,450
Series 2025-SPOT, Class B, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%),
5.42%, 04/15/40 ................. 1,813 1,817,818
BX Trust
(a)(b)
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
4.60%, 02/15/36 ................. 1,880 1,878,825
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
6.80%, 02/15/36 ................. 1,765 1,764,885
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
6.80%, 02/15/36 ................. 5,638 5,638,474
Series 2022-LBA6, Class A, (1-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 4.68%,
01/15/39 ...................... 6,710 6,710,000
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
4.53%, 01/15/39 ................. 2,180 2,179,319
Series 2024-PAT, Class C, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.12%,
03/15/41 ...................... 2,615 2,624,192
Series 2024-PAT, Class D, (1-mo. CME Term
SOFR at 5.39% Floor + 5.39%), 9.07%,
03/15/41 ...................... 1,200 1,207,503
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
06/15/41 ...................... 7,770 7,779,712
Series 2025-ARIA, Class A, 5.03%, 12/13/42 9,185 9,340,969
Series 2025-LIFE, Class A, 5.88%, 06/13/47 2,852 2,924,386
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.03%,
10/15/42 ...................... 1,779 1,785,034
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
03/15/42 ...................... 3,798 3,802,747
Series 2025-VOLT, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.38%,
12/15/44 ...................... 9,559 9,603,745
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37 . 1,000 847,530
Series 2021-601L, Class D, 2.78%, 01/15/44 3,863 3,195,354
CFSP Mortgage Trust, Series 2024-AHP1, Class
A, 6.50%, 04/15/37 ................. 4,262 4,094,870
Citigroup Commercial Mortgage Trust, Series
2016-C1, Class C, 4.94%, 05/10/49
(a)
..... 2,870 2,847,176
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term SOFR
at 4.44% Floor + 4.44%), 8.12%, 08/15/36
(a)(b)
7,120 7,120,000
Commercial Mortgage Trust
(b)
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)
..................... 1,321 1,000,442
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
5.52%, 06/15/41
(a)
................ 4,380 4,378,631
Series 2025-167G, Class A, 5.50%, 08/10/40 2,531 2,531,314
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.32%, 08/15/41
(a)(b)
................. USD 1,900 $ 1,900,000
CSMC Trust, Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 0.15% Floor + 3.44%),
7.12%, 02/15/27
(a)(b)(f)
................ 8,800 8,753,951
DBC Mortgage Trust
(a)(b)
Series 2025-DBC, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.03%,
11/15/42 ...................... 8,792 8,808,485
Series 2025-DBC, Class C, (1-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 5.73%,
11/15/42 ...................... 4,162 4,167,200
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 5.56%,
08/15/34
(a)(b)
...................... 12,500 12,500,000
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.42%, 04/15/37
(a)(b)
........... 3,040 3,039,050
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.28%, 08/15/35
(a)(b)
................. 5,197 5,218,360
DK Trust, Series 2025-LXP, Class A, (1-mo. CME
Term SOFR at 1.59% Floor + 1.59%), 5.27%,
08/15/37
(a)(b)
...................... 1,214 1,216,276
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a)(b)
...................... 9,400 9,598,431
Extended Stay America Trust, Series 2025-ESH,
Class A, (1-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 4.98%, 10/15/42
(a)(b)
...... 7,158 7,189,296
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.13%,
12/15/39
(a)(b)
...................... 10,700 10,726,750
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
5.49%, 08/15/39
(a)(b)
................. 1,750 1,752,187
GGP, Series 2026-TY, Class A, 1.00%, 03/05/43
(a)
(b)
............................. 3,000 3,000,000
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 5.37%, 05/15/41 .. 5,005 5,025,333
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.22%, 03/15/39 ................. 1,086 1,089,054
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 5.77%,
03/15/28 ...................... 8,480 8,522,400
Series 2023-SHIP, Class E, 7.43%, 09/10/38 8,600 8,631,216
Series 2025-800D, Class A, (1-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.33%,
11/25/41 ...................... 1,659 1,663,161
GSMS Trust, Series 2024-FAIR, Class A, 6.07%,
07/15/29
(a)(b)
...................... 2,253 2,324,775
Harvest Commercial Capital Loan Trust, Series
2019-1, Class M4, 4.64%, 09/25/46
(a)(b)
.... 3,150 3,082,450
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
5.52%, 10/15/41
(a)(b)
................. 2,449 2,454,120
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.22%, 05/15/37
(a)(b)
. 1,525 1,527,859
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 4.95%, 10/15/36
(a)(b)
........... 8,500 8,415,000

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(a)(b)
........... USD 6,550 $ 6,809,015
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.47%, 01/13/40
(a)(b)
...... 8,310 8,613,248
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.85%, 09/06/38 4,787 4,730,873
Series 2022-OPO, Class D, 3.45%, 01/05/39 2,409 1,927,201
Series 2024-OMNI, Class A, 5.80%, 10/05/39 4,710 4,799,048
Series 2025-PHNY, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.32%, 01/15/41 ................. 5,000 5,012,500
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.30%, 06/15/39
(a)(b)
. 8,750 8,771,865
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.22%, 12/15/39
(a)(b)
. 11,195 11,194,561
KSL Trust, (1M Sofr FWD + 4.09%), 7.77%,
06/15/30
(a)(b)
...................... 2,000 2,006,729
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.06%, 08/17/42
(a)(b)
...... 8,940 8,957,796
MAC Trust, Series 2025-801B, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.38%, 10/15/40
(a)(b)
................. 2,000 2,007,471
MAIN Trust, Series 2026-OLAS, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.45%, 01/15/41
(a)(b)
................. 3,000 2,999,999
MHP Commercial Mortgage Trust
(a)(b)
Series 2021-STOR, Class J, (1-mo. CME
Term SOFR at 3.95% Floor + 4.06%),
7.75%, 07/15/38 ................. 1,277 1,271,786
Series 2025-MHIL2, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.18%, 09/15/40 ................. 5,928 5,929,852
MIC Trust (The), Series 2023-MIC, Class A,
8.44%, 12/05/38
(a)(b)
................. 1,000 1,079,806
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 4.86%, 07/15/51 . 1,440 1,370,567
Series 2018-MP, Class E, 4.28%, 07/11/40
(b)
2,112 1,605,245
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(b)
..................... 3,420 3,375,176
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.07%, 10/15/40
(a)(b)
. 7,744 7,768,200
NYC Commercial Mortgage Trust
(a)(b)
Series 2025-11X, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.42%,
10/15/40 ...................... 3,000 3,023,279
Series 2025-3BP, Class A, (1-mo. CME Term
SOFR at 1.21% Floor + 1.21%), 4.89%,
02/15/42 ...................... 3,197 3,198,998
NYC Trust
(a)(b)
Series 2024-3ELV, Class A, (1-mo. CME Term
SOFR at 1.99% Floor + 1.99%), 5.67%,
08/15/29 ...................... 6,179 6,203,675
Series 2025-77C, Class A, 4.79%, 01/10/36 . 12,630 12,675,781
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 3.95%, 05/10/39
(a)(b)
........... 4,300 3,799,456
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.17%, 12/15/39
(a)(b)
................. 8,630 8,651,575
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.34%, 08/10/42
(a)(b)
........ 4,662 4,794,550
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
5.57%, 06/15/39
(a)(b)
................. USD 2,850 $ 2,850,891
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class G, (1-mo. CME Term SOFR at
4.35% Floor + 4.46%), 8.15%, 07/15/38
(a)(b)
. 1,400 261,055
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.42%, 04/15/41
(a)(b)
........... 1,830 1,830,000
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
5.63%, 10/15/41
(a)(b)
................. 6,600 6,628,875
SHRN Trust, Series 2025-MF18, Class A, (1-mo.
CME Term SOFR at 1.20% Floor + 1.20%),
4.88%, 10/15/40
(a)(b)
................. 7,200 7,209,000
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 4.92%, 12/15/39
(a)(b)
. 10,900 10,927,250
UNIV Trust, Series 2025-APTS, Class A, (1-mo.
CME Term SOFR at 1.65% Floor + 1.65%),
5.33%, 11/15/42
(a)(b)
................. 4,250 4,255,287
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
....................... 2,410 2,437,156
Velocity Commercial Capital Loan Trust
(b)
Series 2022-1, Class M4, 5.20%, 02/25/52
(a)
4,584 3,891,632
Series 2023-1, Class M5, 9.63%, 01/25/53
(a)
2,003 1,931,463
Series 2023-3, Class M2, 8.27%, 08/25/53
(a)
700 717,580
Series 2023-3, Class M3, 9.32%, 08/25/53
(a)
634 652,608
Series 2024-5, Class M3, 6.76%, 10/25/54
(a)
2,983 2,982,999
Series 2024-5, Class M4, 9.53%, 10/25/54
(a)
4,001 4,026,983
Series 2025-1, Class M3, 7.33%, 02/25/55
(a)
3,995 4,052,169
Series 2025-1, Class M4, 10.15%, 02/25/55
(a)
1,383 1,400,994
Series 2025-3, Class M3, 7.38%, 06/25/55
(a)
623 633,391
Series 2025-4, Class M2, 6.17%, 09/25/55
(a)
1,245 1,250,633
Series 2025-4, Class M3, 6.31%, 09/25/55
(a)
725 720,736
Series 2025-4, Class M4, 9.35%, 09/25/55
(a)
2,332 2,317,201
Series 2025-4, Class M5, 10.07%, 09/25/55
(a)
832 760,135
Series 2025-5, Class M2, 6.31%, 12/25/55
(a)
582 586,922
Series 2025-5, Class M3, 6.70%, 12/25/55
(a)
3,131 3,123,902
Series 2025-RTL1, Class A1, 6.80%,
03/25/30
(d)
..................... 3,000 3,040,234
VTR Commercial Mortgage Trust, Series 2025-
STEM, Class A, 5.20%, 10/13/39
(a)(b)
...... 5,413 5,420,179
Wells Fargo Commercial Mortgage Trust
(a)
Series 2016-C37, Class C, 4.50%, 12/15/49 . 2,803 2,749,543
Series 2016-LC25, Class C, 4.31%, 12/15/59 8,320 8,114,928
Series 2016-NXS5, Class B, 4.84%, 01/15/59 1,875 1,815,956
Willobrook Mall, Series 2025-WBRK, Class A,
5.87%, 03/05/35
(a)(b)
................. 4,000 4,156,432
634,578,086
Interest Only Collateralized Mortgage Obligations — 0.0%
Barclays Mortgage Loan Trust
(a)(b)
Series 2025-NQM1, Class XS, 0.00%,
01/25/65 ...................... 16,722 563,877
Series 2025-NQM2, Class XS2, 1.70%,
05/25/65 ...................... 17,604 460,449
1,024,326
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.82%,
08/10/35 ...................... 65,130 565,007
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 ...................... 35,000 87,114
Commercial Mortgage Trust, Series 2014-UBS5,
Class XB2, 0.86%, 09/10/47
(b)
.......... 12,675 98,472

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 0.40%, 09/15/47 USD 323 $ 6
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class XC, 0.75%, 12/15/49
(b)
40,477 156,711
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.88%, 03/10/50
(b)
...... 30,573 153,841
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.14%,
10/15/48
(b)
....................... 7,900 297
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.59%, 03/15/49
(b)
...... 13,600 263,395
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%, 04/10/37 40,610 98,211
Series 2017-75B, Class XB, 0.03%, 04/10/37 27,000 17,707
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.21%,
08/15/49
(b)
..................... 11,784 67,656
Series 2016-LC25, Class XA, 0.79%,
12/15/59 ...................... 16,569 60,074
WFRBS Commercial Mortgage Trust, Series
2014-C20, Class XB, 0.48%, 05/15/47 .... 41,355 55,531
1,624,022
Total Non-Agency Mortgage-Backed Securities — 9.3%
(Cost: $996,110,197) .............................. 990,238,292
Preferred Securities
Capital Trusts — 2.0%
Automobiles — 0.0%
RCI Banque SA, (5-Year EURIBOR ICE Swap
Rate + 3.84%), 6.13%
(a)(c)(k)
............ EUR 600 729,276
Banks — 0.9%
ABN AMRO Bank NV, (5-Year EUR Swap Annual
+ 3.90%), 6.38%
(a)(c)(k)
................ 700 892,978
AIB Group plc
(a)(k)
(5-Year EURIBOR ICE Swap Rate + 4.39%),
7.13%
(c)
....................... 587 754,943
(5-Year EURIBOR ICE Swap Rate + 3.71%),
6.00%
(c)
....................... 3,041 3,731,836
Banco Bilbao Vizcaya Argentaria SA
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity at 0.00% Floor + 5.10%),
9.38% ........................ USD 751 840,242
(5-Year EUR Swap Annual + 4.27%), 6.88%
(c)
EUR 1,400 1,813,936
Banco BPM SpA, (5-Year EURIBOR ICE Swap
Rate + 4.55%), 7.25%
(a)(c)(k)
............ 1,631 2,117,705
Banco de Credito e Inversiones SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.94%), 8.75%
(a)(b)(k)
.......... USD 337 362,861
Banco de Sabadell SA, (5-Year EUR Swap
Annual + 5.17%), 5.00%
(a)(c)(k)
........... EUR 600 722,234
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.07%), 8.38%
(a)(b)(k)
.......... USD 708 747,294
Banco Santander SA
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.31%), 9.63% .... 1,000 1,110,064
(5-Year EUR Swap Annual + 4.43%), 7.00%
(c)
EUR 1,000 1,286,105
Bank of America Corp.
(a)(k)
Series RR, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
4.38% ........................ USD 528 525,285
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% .... 1,820 1,891,009
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% .... USD 1,166 $ 1,186,814
Bank of Ireland Group plc, (5-Year EURIBOR ICE
Swap Rate + 3.63%), 6.13%
(a)(c)(k)
........ EUR 400 490,399
Bank of Montreal, Series 6, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.98%), 6.88%, 11/26/85
(a)
............. USD 1,200 1,235,522
Bank of Nova Scotia (The), (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.02%), 8.00%, 01/27/84
(a)
............ 1,754 1,877,988
Barclays plc
(a)(k)
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 6.96%), 8.88%
(c)
......... GBP 1,766 2,551,226
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% .... USD 1,795 1,746,192
(5-year SONIA Mid-Swaps Rate + 5.64%),
9.25% ........................ GBP 700 1,040,226
(USISSO05 + 5.78%), 9.63% ........... USD 1,635 1,859,409
(USISSO05 + 3.69%), 7.63% ........... 1,008 1,086,402
(5-Year EURIBOR ICE Swap Rate + 3.56%),
6.13%
(c)
....................... EUR 1,975 2,379,694
BNP Paribas Fortis SA, (3-mo. EURIBOR +
2.00%), 4.05%
(a)(c)(k)(m)
................ 1,500 1,721,809
BNP Paribas SA
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.90%), 7.75%
(b)
... USD 3,802 4,038,154
(5-Year EUR Swap Annual + 4.65%), 6.88%
(c)
EUR 400 512,576
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.94%), 4.50%
(b)
... USD 924 867,642
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.85%), 6.88%
(b)
... 2,765 2,790,028
BPER Banca SpA
(a)(k)
(5-Year EURIBOR ICE Swap Rate + 4.35%),
6.50%
(c)
....................... EUR 1,109 1,379,249
(5-Year EURIBOR ICE Swap Rate + 3.57%),
5.88%
(c)
....................... 2,600 3,125,611
CaixaBank SA
(a)(k)
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50%
(c)
....................... 1,200 1,581,549
(5-Year EURIBOR ICE Swap Rate + 3.35%),
5.88%
(c)
....................... 400 483,642
Citigroup, Inc.
(a)(k)
Series X, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.42%),
3.88% ........................ USD 1,050 1,048,308
Series T, (3-mo. CME Term SOFR + 4.78%),
6.25% ........................ 519 522,066
Series CC, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ 1,611 1,667,350
Series EE, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 1,556 1,586,738
Series FF, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ........................ 1,915 1,972,695
Series GG, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ........................ 5,595 5,715,607
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 6.63% .... 1,830 1,863,441
Series DD, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ........................ 235 246,054
Commerzbank AG
(a)(k)
(5-Year EUR Swap Annual + 6.74%), 6.50%
(c)
EUR 400 506,969

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88%
(c)
....................... EUR 800 $ 1,082,410
Cooperatieve Rabobank UA
(k)
(5-Year EUR Swap Annual + 3.72%), 4.88%
(a)
(c)
........................... 1,200 1,450,170
6.50%
(c)
......................... 266 365,168
Credit Agricole SA, (5-Year EURIBOR ICE Swap
Rate + 3.64%), 5.88%
(a)(c)(k)
............ 1,000 1,222,869
Eurobank SA, (5-Year EURIBOR ICE Swap Rate
+ 3.79%), 6.25%
(a)(c)(k)
................ 2,450 2,916,322
First Abu Dhabi Bank PJSC, (6-Year USD
Constant Maturity + 2.09%), 5.88%
(a)(c)(k)
... USD 634 639,865
HSBC Holdings plc
(a)(k)
(5-Year USD Swap Rate + 3.75%), 6.00% .. 889 900,788
(5-Year EUR Swap Annual + 3.84%), 4.75%
(c)
EUR 3,516 4,201,616
ING Groep NV, (USISSO05 + 4.36%), 8.00%
(a)(c)
(k)
............................. USD 2,072 2,251,396
Intesa Sanpaolo SpA
(5-Year EURIBOR ICE Swap Rate + 6.26%),
9.13%
(a)(c)(k)
..................... EUR 980 1,348,140
JPMorgan Chase & Co., Series KK, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.85%), 3.65%
(a)(k)
........... USD 230 229,800
KBC Group NV, (5-Year EURIBOR ICE Swap
Rate + 3.99%), 6.25%
(a)(c)(k)
............ EUR 800 1,008,619
Lloyds Banking Group plc
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.82%), 6.75% .... USD 362 364,807
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 5.88%), 8.50% ........... GBP 2,694 3,880,052
(5-year SONIA Mid-Swaps Rate + 5.11%),
7.88%
(c)
....................... 498 724,880
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.91%), 8.00% .... USD 200 217,101
NatWest Group plc, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13%
(a)(k)
.................. 289 326,642
Piraeus Bank SA, (5-Year EURIBOR ICE Swap
Rate + 3.70%), 6.13%
(a)(c)(k)
............ EUR 1,366 1,617,525
PNC Financial Services Group, Inc. (The), Series
W, (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25%
(a)(k)
. USD 162 167,319
Societe Generale SA
(a)(b)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.39%), 9.38% .... 1,906 2,035,797
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.51%), 5.38% .... 645 627,087
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(a)
..... 436 456,450
Unicaja Banco SA, (5-Year EUR Swap Annual +
5.02%), 4.88%
(a)(c)(k)
................. EUR 1,200 1,438,223
UniCredit SpA, (5-Year EURIBOR ICE Swap
Rate + 4.21%), 6.50%
(a)(c)(k)
............ 1,102 1,402,919
Wells Fargo & Co.
(a)(k)
Series BB, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.45%),
3.90% ........................ USD 695 694,230
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.77%), 6.85% .... 237 247,865
95,697,912
Broadline Retail — 0.0%
Rakuten Group, Inc., (5-Year EUR Swap Annual
+ 4.74%), 4.25%
(a)(c)(k)
................ EUR 1,507 1,755,257
Security
Par (000)
Par (000) Value
Capital Markets — 0.2%
(a)
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55 .............. USD 690 $ 685,392
Charles Schwab Corp. (The), Series K, (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.26%), 5.00%
(k)
...... 134 134,209
Deutsche Bank AG
(k)
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63%
(c)
....................... EUR 1,200 1,418,853
(5-Year EURIBOR ICE Swap Rate + 5.69%),
6.75%
(c)
....................... 1,400 1,746,115
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(c)
....................... 2,400 3,132,752
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13%
(c)
....................... 600 760,476
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38%
(c)
....................... 2,000 2,585,248
(5-Year EURIBOR ICE Swap Rate + 4.04%),
6.75%
(c)
....................... 1,400 1,727,944
Goldman Sachs Group, Inc. (The)
(k)
Series U, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.92%),
3.65% ........................ USD 357 353,793
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
4.13% ........................ 332 329,294
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85% .... 450 468,976
Series Y, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ........................ 1,484 1,512,006
State Street Corp., (3-mo. CME Term SOFR at
0.00% Floor + 1.26%), 4.98%, 06/15/47 ... 1,115 1,006,665
UBS Group AG
(b)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.75%), 9.25% .... 200 218,356
(USISSO05 + 3.08%), 7.00% ........... 1,330 1,358,751
(USISSO05 + 3.12%), 6.60% ........... 200 202,039
Series .14a, (USISSO05 + 3.24%), 6.63% .. 400 402,241
(USISSO05 + 4.16%), 7.75% ........... 1,000 1,072,301
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25% .... 1,000 1,169,580
(USISSO05 + 3.18%), 7.13% ........... 1,690 1,731,684
(USISSO05 + 3.30%), 7.00% ........... 1,665 1,692,229
(USISSO05 + 3.32%), 7.00% ........... 600 607,382
24,316,286
Chemicals — 0.0%
FMC Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.37%),
8.45%, 11/01/55
(a)
.................. 2,040 1,636,139
Construction Materials — 0.0%
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a)(b)(k)
................. 540 566,190
Consumer Finance — 0.0%
(a)(k)
Ally Financial, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.70% ............. 1,112 1,105,234
American Express Co., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.85%), 3.55% .................... 683 675,862
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.00%), 5.70% ....... 1,754 1,762,584

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Volkswagen International Finance NV
(5-Year EURIBOR ICE Swap Rate + 3.17%),
5.49%
(c)
....................... EUR 200 $ 248,484
(EUAMDB08 + 3.49%), 5.99%
(c)
......... 600 752,992
4,545,156
Diversified REITs — 0.0%
Unibail-Rodamco-Westfield SE, (5-Year
EURIBOR ICE Swap Rate + 2.43%), 4.75%
(a)
(c)(k)
............................ 1,300 1,574,982
Diversified Telecommunication Services — 0.0%
(a)
British Telecommunications plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.82%), 8.38%, 12/20/83
(c)
............ GBP 1,726 2,546,121
Telefonica Emisiones SA
(k)
(5-Year EURIBOR ICE Swap Rate + 1.84%),
4.38%
(c)
....................... EUR 300 356,131
(EUAMDB08 + 2.13%), 4.88%
(c)
......... 400 472,604
TELUS Corp.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.69%),
6.38%, 06/09/56 ................. USD 602 608,222
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.52%),
6.63%, 06/09/56 ................. 581 583,596
4,566,674
Electric Utilities — 0.3%
(a)
Alliant Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.08%), 5.75%, 04/01/56 .............. 1,315 1,305,442
American Electric Power Co., Inc.
Series C, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.13%),
5.80%, 03/15/56 ................. 2,960 2,960,589
Series D, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.94%),
6.05%, 03/15/56 ................. 985 978,144
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54 .............. 139 145,426
EDP SA, (5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75%, 05/29/54
(c)
............ EUR 2,700 3,311,251
Electricite de France SA, (5-Year EURIBOR ICE
Swap Rate + 2.94%), 5.13%
(c)(k)
......... 200 245,827
Enel SpA, (5-Year EURIBOR ICE Swap Rate +
1.66%), 4.13%
(c)(k)
.................. 450 534,074
NextEra Energy Capital Holdings, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.46%),
6.75%, 06/15/54 ................. USD 172 182,755
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
6.38%, 08/15/55 ................. 295 304,678
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.55%),
3.80%, 03/15/82 ................. 1,101 1,082,400
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)(k)
................. 1,535 1,690,405
PG&E Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.88%),
7.38%, 03/15/55 ................... 3,476 3,587,402
16,328,393
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.0%
Prysmian SpA, (5-Year EURIBOR ICE Swap
Rate + 3.01%), 5.25%
(a)(c)(k)
............ EUR 1,139 $ 1,416,948
Financial Services — 0.0%
(a)(c)
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54 ...... USD 375 374,940
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54 .............. 260 265,631
Nationwide Building Society
(k)
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 5.63%), 5.75%
(c)
......... GBP 511 701,851
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.85%), 7.50%
(c)
......... 499 718,516
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.59%), 7.88%
(c)
......... 225 329,430
2,390,368
Gas Utilities — 0.0%
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a)(b)
................. USD 229 238,169
Independent Power and Renewable Electricity Producers — 0.0%
(a)(c)
AES Andes SA, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.84%),
8.15%, 06/10/55
(b)
.................. 860 912,030
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55 .............. 308 312,292
Orsted A/S
(5-Year EUR Swap Annual + 1.86%),
1.50%, 02/18/3021
(c)
.............. EUR 823 848,785
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 2.14%), 2.50%, 02/18/3021
(c)
. GBP 886 951,701
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13%, 03/14/3024
(c)
.............. EUR 400 487,772
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b)(k)
........................ USD 1,725 1,751,089
5,263,669
Insurance — 0.1%
Achmea BV
(a)(k)
(5-Year EURIBOR ICE Swap Rate + 4.78%),
4.63%
(c)
....................... EUR 400 476,848
(5-Year EURIBOR ICE Swap Rate + 3.74%),
6.13%
(c)
....................... 300 370,646
(5-Year EURIBOR ICE Swap Rate + 3.21%),
5.75%
(c)
....................... 350 409,703
Ageas SA/NV, (5-Year EURIBOR ICE Swap Rate
+ 3.04%), 5.88%
(a)(c)(k)
................ 600 724,144
Athora Netherlands NV, (5-Year EURIBOR ICE
Swap Rate + 4.57%), 6.75%
(a)(c)(k)
........ 863 1,076,439
AXA SA, (5-Year EURIBOR ICE Swap Rate +
3.60%), 5.75%
(a)(c)(k)
................. 400 494,929
BNP Paribas Cardif SA, (5-Year EURIBOR ICE
Swap Rate + 3.37%), 6.00%
(a)(c)(k)
........ 2,800 3,364,888
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a)(c)(k)
....................... GBP 466 552,285
Just Group plc
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 4.27%), 5.00%
(a)(c)(k)
....... 750 944,162
Legal & General Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(a)(c)(k)
................. 793 1,060,298

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
NN Group NV, (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(a)(c)(k)
................ EUR 1,839 $ 2,234,992
Phoenix Group Holdings plc, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.19%), 8.50%
(a)(c)(k)
.......... USD 600 650,940
Unipol Assicurazioni SpA, (5-Year EURIBOR ICE
Swap Rate + 3.24%), 6.00%
(a)(c)(k)
........ EUR 614 742,860
13,103,134
Media — 0.0%
Paramount Global, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(a)
............ USD 386 362,994
Multi-Utilities — 0.2%
(a)
CenterPoint Energy, Inc.
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85%, 02/15/55 ................. 412 436,985
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00%, 02/15/55 ................. 1,083 1,135,454
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.59%),
6.70%, 05/15/55 ................. 284 291,597
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.22%),
5.95%, 04/01/56 ................. 3,265 3,289,961
Dominion Energy, Inc.
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00%, 06/01/54 ................. 290 313,595
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.21%),
6.63%, 05/15/55 ................. 85 87,392
Sempra, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.79%),
6.88%, 10/01/54 ................... 4,465 4,576,848
Veolia Environnement SA, (5-Year EURIBOR ICE
Swap Rate + 1.84%), 4.32%
(c)(k)
......... EUR 500 596,314
10,728,146
Oil, Gas & Consumable Fuels — 0.1%
(a)
Enbridge, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.97%),
7.20%, 06/27/54 ................. USD 174 185,446
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.12%),
7.38%, 03/15/55 ................. 273 289,969
Energy Transfer LP
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50%
(k)
....................... 1,048 1,052,842
Series G, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(k)
....................... 3,040 3,139,964
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.02%),
8.00%, 05/15/54 ................. 756 807,855
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13%, 10/01/54 ................. 332 343,072
Sunoco LP, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(b)(k)
........................ 2,766 2,849,063
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Thaioil Treasury Center Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.38%), 6.10%
(b)(k)
........... USD 648 $ 650,786
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(c)
........ EUR 1,078 1,405,473
Venture Global LNG, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.44%), 9.00%
(b)(k)
.................. USD 2,140 1,882,608
Wintershall Dea Finance 2 BV, (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(c)(k)
...... EUR 1,190 1,464,985
14,072,063
Passenger Airlines — 0.0%
(a)(c)
Air France-KLM, (5-Year EURIBOR ICE Swap
Rate + 3.58%), 5.75%
(k)
.............. 600 728,871
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55 .... 1,300 1,590,016
2,318,887
Pharmaceuticals — 0.1%
(c)
Bayer AG
(a)
(5-Year EUR Swap Annual + 3.75%),
4.50%, 03/25/82
(c)
................ 1,500 1,800,513
Series NC5, (5-Year EUR Swap Annual +
3.43%), 6.63%, 09/25/83
(c)
.......... 200 252,825
(5-Year EUR Swap Annual + 3.90%),
7.00%, 09/25/83
(c)
................ 1,400 1,859,881
3,913,219
Real Estate Management & Development — 0.1%
Aroundtown Finance SARL
(a)(k)
(5-Year EURIBOR ICE Swap Rate + 3.43%),
5.25%
(c)
....................... 2,961 3,469,635
(5-Year EURIBOR ICE Swap Rate + 3.04%),
5.13%
(c)
....................... 550 635,976
Citycon OYJ, (5-Year EURIBOR ICE Swap Rate
+ 4.18%), 3.63%
(a)(c)(k)
................ 658 605,183
Grand City Properties SA, (5-Year EUR Swap
Annual + 2.18%), 1.50%
(a)(c)(k)
........... 1,700 2,003,667
Heimstaden Bostad AB
(a)(k)
(5-Year EUR Swap Annual + 3.15%), 2.63%
(c)
1,725 2,017,225
(5-Year EURIBOR ICE Swap Rate + 2.53%),
5.00%
(c)
....................... 400 473,930
Vivion Investments SARL
(5-Year EURIBOR ICE Swap Rate + 6.16%),
8.13%
(a)(c)(k)
..................... 900 1,004,272
10,209,888
Wireless Telecommunication Services — 0.0%
(c)
Telefonica Europe BV
(a)(k)
(7-Year EUR Swap Annual + 3.35%), 6.14%
(c)
1,200 1,527,370
(EUAMDB08 + 3.12%), 5.75%
(c)
......... 700 885,297
2,412,667
Total Capital Trusts — 2.0%
(Cost: $202,133,667) .............................. 218,146,417
Shares
Shares
Preferred Stocks — 0.1%
Automobiles — 0.0%
Porsche Automobil Holding SE (Preference) ... 13,710 586,589
Household Products — 0.1%
Henkel AG & Co. KGaA (Preference) ........ 72,341 6,355,303

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services — 0.0%
(e)
Veritas Newco
(f)
...................... 2,876 $ 61,838
Veritas Newco, Series G-1 ............... 1,987 46,685
108,523
Life Sciences Tools & Services — 0.0%
Sartorius AG (Preference) ............... 495 138,349
Total Preferred Stocks — 0.1%
(Cost: $6,578,648) ............................... 7,188,764
Total Preferred Securities — 2.1%
(Cost: $208,712,315) .............................. 225,335,181
Rights
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA
(Expires 02/03/26)
(e)
................. 21,854 12,020
Total Rights — 0.0%
(Cost: $11,493) .................................. 12,020
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class CFX,
3.79%, 04/25/28
(a)(b)
................. USD 4,627 4,350,786
Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association,
2.02%, 05/01/30 ................... 3,831 3,539,095
Total U.S. Government Sponsored Agency Securities — 0.1%
(Cost: $8,071,947) ............................... 7,889,881
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 04/26/27, Strike Price USD 10.00)
(e)(f)
1,841 —
Total Warrants — 0.0%
(Cost: $—) ..................................... —
Total Long-Term Investments — 98.1%
(Cost: $9,980,767,158) ............................ 10,451,556,555
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Foreign Government Obligations — 0.3%
Brazil — 0.2%
Letras do Tesouro Nacional Treasury Bills,
14.12%, 04/01/26
(r)
................. BRL 120 $ 22,291,794
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills, 26.20%,
05/05/26
(r)
........................ EGP 285,200 5,714,483
Nigeria — 0.0%
Federal Republic of Nigeria Treasury Bills
(r)
17.09%, 03/05/26 .................. NGN 1,725,890 1,222,974
16.63%, 03/19/26 .................. 1,503,000 1,057,854
16.80%, 03/26/26 .................. 250,501 175,848
2,456,676
Total Foreign Government Obligations — 0.3%
(Cost: $30,115,023) ............................... 30,462,953
Shares
Shares
Money Market Funds — 6.0%
(s)(t)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.82%
(u)
................... 217,660,123 217,768,953
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 3.57% ..................... 423,438,136 423,438,136
Total Money Market Funds — 6.0%
(Cost: $641,189,744) .............................. 641,207,089
Total Short-Term Securities — 6.3%
(Cost: $671,304,767) .............................. 671,670,042
Total Options Purchased — 0.0%
( Cost: $1,018,919 ) ............................... 764,659
Total Investments Before Options Written — 104.4%
(Cost: $10,653,090,844 ) ............................ 11,123,991,256
Total Options Written — (0.0)%
(Premium Received — $(458,414)) .................... (379,341)
Total Investments Net of Options Written — 104.4%
(Cost: $10,652,632,430 ) ............................ 11,123,611,915
Liabilities in Excess of Other Assets — (4.4)% ............. (465,147,444)
Net Assets — 100.0% ...............................
$ 10,658,464,471
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $13,291,256, representing 0.12% of its net assets as of period end, and an original cost of $12,347,474.
(i)
All or a portion of this security is on loan.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
(n)
Zero-coupon bond.
(o)
Rounds to less than 1,000.
(p)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Rates are discount rates or a range of discount rates as of period end.
(s)
Affiliate of the Fund.
(t)
Annualized 7-day yield as of period end.
(u)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 256,829,462 $ — $ (39,091,810)
(a)
$ 28,708 $ 2,593 $ 217,768,953 217,660,123 $ 428,613
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 652,613,416 — (229,175,280)
(a)
— — 423,438,136 423,438,136 9,882,313 —
iShares 1-5 Year Investment
Grade Corporate Bond
ETF
(c)
.............. 199,780,796 — (200,330,461) 1,957,582 (1,407,917) — — 1,085,714 —
iShares 5-10 Year Investment
Grade Corporate Bond
ETF
(c)
.............. 219,135,324 — (222,081,648) 2,699,359 246,965 — — 3,819,001 —
iShares Core 1-5 Year USD
Bond ETF
(c)
.......... 55,124,727 — (55,212,225) 393,634 (306,136) — — 193,198 —
iShares Core Dividend Growth
ETF ................ 304,953,227 44,653,827 (318,104,200) 25,839,962 (14,811,411) 42,531,405 592,112 216,311 —
iShares Core MSCI Emerging
Markets ETF .......... — 213,010,346 — — 16,921,410 229,931,756 3,168,850 3,609,117 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 213,066,320 — — — 1,961,547 215,027,867 2,650,738 6,187,514 —
iShares MSCI Australia ETF . — 22,774,345 (1,081,703) 41,526 1,062,429 22,796,597 821,499 362,620 —
$ 30,960,771 $ 3,669,480 $ 1,151,494,714 $ 25,784,401 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 4,232 03/06/26 $ 642,952 $ (1,541,630)
JPY Currency ............................................................ 512 03/16/26 41,558 (166,935)
MSCI EAFE Index ......................................................... 3 03/20/26 456 4,008
S&P 500 E-Mini Index ....................................................... 133 03/20/26 46,322 (70,324)
U.S. Treasury Ultra Bond ..................................................... 1,470 03/20/26 172,036 (4,114,082)
U.S. Treasury 5-Year Note .................................................... 15,082 03/31/26 1,642,524 (12,123,556)
3-mo. SOFR ............................................................. 90 09/15/26 21,727 (15,874)
(18,028,393)
Short Contracts
U.S. Treasury 10-Year Note ................................................... 3,453 03/20/26 385,927 4,429,884
U.S. Treasury 10-Year Ultra Note ............................................... 93 03/20/26 10,608 103,462
U.S. Treasury Long Bond ..................................................... 48 03/20/26 5,511 77,721
U.S. Treasury Ultra Bond ..................................................... 17 03/20/26 1,990 33,050
4,644,117
$ (13,384,276)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 97,356,324 USD 17,368,000 Barclays Bank plc 02/03/26 $ 1,131,135
USD 14,171,000 BRL 73,660,858 Citibank NA 02/03/26 174,352
COP 15,807,331,800 USD 4,262,000 Citibank NA 02/12/26 6,517
EUR 200,000 USD 234,656 HSBC Bank plc 02/17/26 2,563
EUR 2,100,000 USD 2,463,747 Morgan Stanley & Co. International plc 02/17/26 27,056
USD 607,113 EUR 510,000 Barclays Bank plc 02/17/26 2,203
USD 68,914 GBP 50,000 Barclays Bank plc 02/17/26 498
USD 411,664 GBP 300,000 BNP Paribas SA 02/17/26 1,166
USD 109,777 GBP 80,000 HSBC Bank plc 02/17/26 311
USD 728,202 GBP 530,000 UBS AG 02/17/26 2,989
CLP 7,084,420,906 USD 7,886,000 Citibank NA 02/25/26 219,654
COP 16,121,757,600 USD 4,264,000 Morgan Stanley & Co. International plc 02/25/26 79,509
CZK 310,261,750 USD 14,916,000 HSBC Bank plc 02/25/26 197,289
EUR 4,140,750 USD 4,844,265 BNP Paribas SA 02/25/26 68,763
HUF 1,734,856,560 USD 5,220,000 HSBC Bank plc 02/25/26 162,845
IDR 179,353,484,000 USD 10,655,000 Citibank NA 02/25/26 34,826
JPY 332,783,353 USD 2,131,000 Citibank NA 02/25/26 23,125
KRW 9,274,880,640 USD 6,394,000 Barclays Bank plc 02/25/26 3,637
MXN 364,450,230 USD 20,246,000 Bank of America NA 02/25/26 569,423
MXN 76,996,474 USD 4,262,000 Toronto Dominion Bank 02/25/26 135,622
MYR 8,583,668 USD 2,131,000 Barclays Bank plc 02/25/26 48,041
MYR 69,163,736 USD 17,048,000 Credit Agricole Corporate & Investment Bank SA 02/25/26 509,834
PHP 126,395,620 USD 2,132,000 HSBC Bank plc 02/25/26 11,812
PLN 74,600,691 USD 20,673,000 HSBC Bank plc 02/25/26 321,998
USD 4,269,936 EUR 3,577,000 Citibank NA 02/25/26 25,801
USD 1,066,000 MXN 18,577,928 Barclays Bank plc 02/25/26 4,929
USD 2,131,000 MXN 36,866,300 Morgan Stanley & Co. International plc 02/25/26 25,397
USD 2,131,000 SGD 2,697,914 JPMorgan Chase Bank NA 02/25/26 7,087
ZAR 280,645,336 USD 17,054,000 BNP Paribas SA 02/25/26 292,623
CNY 33,432,936 USD 4,802,705 HSBC Bank plc 02/26/26 6,206
CZK 29,256,192 USD 1,409,889 BNP Paribas SA 02/26/26 15,236
IDR 114,322,669,126 USD 6,749,080 Deutsche Bank AG 02/26/26 64,665
IDR 36,227,935,250 USD 2,141,321 Standard Chartered Bank 02/26/26 17,900
MXN 14,954,719 USD 827,468 Morgan Stanley & Co. International plc 02/26/26 26,593
USD 3,362,037 EUR 2,817,936 Barclays Bank plc 02/26/26 18,392

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 15,391,069 IDR 257,120,128,709 Morgan Stanley & Co. International plc 02/26/26 $ 66,452
USD 849,405 MXN 14,713,350 Citibank NA 02/26/26 9,129
USD 4,128,063 PEN 13,891,880 Citibank NA 02/26/26 7,071
USD 1,254,801 ZAR 19,976,356 Standard Chartered Bank 02/26/26 20,149
ZAR 33,717,333 USD 2,015,156 Morgan Stanley & Co. International plc 02/26/26 68,766
USD 1,229,810 BRL 6,483,028 BNP Paribas SA 03/03/26 5,235
USD 28,737 EUR 24,000 BNP Paribas SA 03/18/26 231
USD 235,815 EUR 198,000 Toronto Dominion Bank 03/18/26 638
AUD 8,659,000 USD 5,816,952 Deutsche Bank AG 04/16/26 211,262
CAD 2,520,000 USD 1,823,955 Bank of America NA 04/16/26 32,359
CAD 3,065,000 USD 2,252,044 Barclays Bank plc 04/16/26 5,735
CAD 2,531,000 USD 1,833,580 Deutsche Bank AG 04/16/26 30,838
CHF 634,000 USD 809,440 UBS AG 04/16/26 17,198
EUR 189,000 USD 221,431 Barclays Bank plc 04/16/26 3,378
EUR 53,581 USD 62,797 Canadian Imperial Bank of Commerce 04/16/26 936
EUR 1,911,000 USD 2,235,627 UBS AG 04/16/26 37,444
GBP 1,344,000 USD 1,813,066 UBS AG 04/16/26 25,804
JPY 321,757,000 USD 2,047,890 UBS AG 04/16/26 44,101
KRW 2,473,829,000 USD 1,691,172 Deutsche Bank AG 04/16/26 18,318
USD 730,261 EUR 610,000 Deutsche Bank AG 04/16/26 4,686
USD 259,888 GBP 188,000 Deutsche Bank AG 04/16/26 2,665
USD 166,244 GBP 121,000 UBS AG 04/16/26 691
USD 854,942 HKD 6,652,000 Deutsche Bank AG 04/16/26 1,456
USD 381,947 HKD 2,972,000 UBS AG 04/16/26 624
COP 10,484,918,612 USD 2,667,273 Citibank NA 05/11/26 108,599
COP 11,857,961,650 USD 3,047,536 JPMorgan Chase Bank NA 05/11/26 91,847
BRL 12,994,547 USD 2,337,485 JPMorgan Chase Bank NA 06/02/26 65,608
USD 4,018,428 COP 15,255,961,644 JPMorgan Chase Bank NA 07/07/26 33,952
MXN 196,052,000 USD 10,411,356 Morgan Stanley & Co. International plc 08/18/26 595,708
5,750,877
USD 2,131,000 BRL 11,319,020 Citibank NA 02/03/26 (19,780)
USD 1,066,000 BRL 5,800,106 Morgan Stanley & Co. International plc 02/03/26 (36,106)
USD 3,052,325 CHF 2,430,000 Morgan Stanley & Co. International plc 02/17/26 (95,577)
USD 1,815,954 EUR 1,550,000 Barclays Bank plc 02/17/26 (22,496)
USD 46,540,668 EUR 39,860,000 Deutsche Bank AG 02/17/26 (737,151)
USD 1,770,199 EUR 1,520,000 Morgan Stanley & Co. International plc 02/17/26 (32,668)
USD 351,119,751 EUR 300,830,000 Natwest Markets plc 02/17/26 (5,693,757)
USD 573,896 EUR 490,000 UBS AG 02/17/26 (7,291)
USD 47,241,626 GBP 35,140,000 Barclays Bank plc 02/17/26 (841,374)
USD 11,916,357 GBP 8,850,000 Nomura International plc 02/17/26 (193,334)
CNY 44,444,328 USD 6,393,000 Societe Generale SA 02/25/26 (545)
COP 5,922,188,000 USD 1,598,000 Citibank NA 02/25/26 (2,450)
HUF 679,384,110 USD 2,131,000 Deutsche Bank AG 02/25/26 (23,033)
INR 1,922,998,085 USD 21,311,000 JPMorgan Chase Bank NA 02/25/26 (368,901)
KRW 1,530,456,200 USD 1,066,000 Societe Generale SA 02/25/26 (10,320)
PEN 892,440 USD 265,000 Barclays Bank plc 02/25/26 (255)
PEN 885,020 USD 265,000 Citibank NA 02/25/26 (2,457)
THB 352,296,698 USD 11,295,000 HSBC Bank plc 02/25/26 (82,589)
USD 2,131,000 MYR 8,401,467 Barclays Bank plc 02/25/26 (1,788)
USD 2,132,000 PHP 125,915,920 JPMorgan Chase Bank NA 02/25/26 (3,675)
USD 4,262,000 SGD 5,462,602 State Street Bank and Trust Co. 02/25/26 (38,393)
USD 2,131,000 ZAR 35,168,532 Morgan Stanley & Co. International plc 02/25/26 (42,759)
ZAR 17,197,565 USD 1,066,000 Citibank NA 02/25/26 (3,022)
CLP 5,702,267,360 USD 6,589,870 JPMorgan Chase Bank NA 02/26/26 (65,655)
MXN 20,500,000 USD 1,187,815 Toronto Dominion Bank 02/26/26 (17,064)
USD 12,065,741 CLP 11,118,098,030 Barclays Bank plc 02/26/26 (654,964)
USD 4,752,851 CNY 33,432,936 Credit Agricole Corporate & Investment Bank SA 02/26/26 (56,060)
USD 12,464,602 CZK 259,097,872 BNP Paribas SA 02/26/26 (156,550)
USD 3,284,225 EUR 2,785,072 Morgan Stanley & Co. International plc 02/26/26 (20,425)
USD 5,352,867 HUF 1,770,504,460 Deutsche Bank AG 02/26/26 (140,215)
USD 23,377,561 MXN 428,762,295 JPMorgan Chase Bank NA 02/26/26 (1,108,967)
USD 2,023,991 MYR 8,304,840 Credit Agricole Corporate & Investment Bank SA 02/26/26 (84,313)

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 2,431,468 PEN 8,200,650 Barclays Bank plc 02/26/26 $ (1,234)
USD 15,844,038 PHP 940,882,350 Bank of America NA 02/26/26 (113,882)
USD 6,362,191 PHP 377,405,190 JPMorgan Chase Bank NA 02/26/26 (38,824)
USD 7,977,082 THB 252,945,280 Barclays Bank plc 02/26/26 (73,830)
USD 16,328,252 ZAR 279,062,885 Bank of America NA 02/26/26 (919,411)
USD 1,215,632 ZAR 20,052,428 State Street Bank and Trust Co. 02/26/26 (23,721)
ZAR 20,000,000 USD 1,263,999 Canadian Imperial Bank of Commerce 02/26/26 (27,886)
BRL 74,118,581 USD 14,171,000 Citibank NA 03/03/26 (170,784)
BRL 5,551,717 USD 1,066,000 Deutsche Bank AG 03/03/26 (17,339)
USD 3,630,020 BRL 20,477,668 Barclays Bank plc 03/03/26 (237,995)
USD 11,471,260 BRL 62,681,172 JPMorgan Chase Bank NA 03/03/26 (368,550)
USD 3,287,609 CAD 4,511,000 Canadian Imperial Bank of Commerce 03/18/26 (31,108)
USD 212,813 EUR 183,000 Barclays Bank plc 03/18/26 (4,548)
USD 22,541,075 EUR 19,079,000 BNP Paribas SA 03/18/26 (120,261)
USD 7,823,180 EUR 6,623,305 JPMorgan Chase Bank NA 03/18/26 (43,738)
USD 61,490 EUR 52,000 Toronto Dominion Bank 03/18/26 (274)
USD 2,105,329 GBP 1,573,000 Bank of New York Mellon 03/18/26 (46,968)
USD 11,003,710 MXN 196,052,000 Morgan Stanley & Co. International plc 03/23/26 (164,902)
USD 5,324,420 BRL 29,684,592 Deutsche Bank AG 04/02/26 (238,921)
USD 15,548,699 BRL 85,494,520 JPMorgan Chase Bank NA 04/02/26 (474,267)
CAD 554,000 USD 410,706 Barclays Bank plc 04/16/26 (2,611)
CHF 751,000 USD 982,905 UBS AG 04/16/26 (3,717)
EUR 21,000 USD 25,170 Bank of America NA 04/16/26 (191)
EUR 168,000 USD 200,871 UBS AG 04/16/26 (1,041)
GBP 133,000 USD 182,698 Bank of America NA 04/16/26 (727)
GBP 257,000 USD 354,177 Deutsche Bank AG 04/16/26 (2,549)
HKD 17,818,000 USD 2,290,891 Bank of New York Mellon 04/16/26 (4,748)
JPY 57,029,000 USD 374,722 UBS AG 04/16/26 (3,932)
KRW 2,117,358,000 USD 1,480,004 UBS AG 04/16/26 (16,846)
USD 2,456,166 AUD 3,579,000 Bank of America NA 04/16/26 (35,459)
USD 357,124 AUD 524,000 Deutsche Bank AG 04/16/26 (7,674)
USD 1,979,447 CAD 2,735,000 Deutsche Bank AG 04/16/26 (35,244)
USD 3,132,704 CHF 2,469,000 Barclays Bank plc 04/16/26 (86,490)
USD 2,766,638 DKK 17,630,000 Barclays Bank plc 04/16/26 (43,433)
USD 5,435,542 EUR 4,621,000 Deutsche Bank AG 04/16/26 (60,983)
USD 14,280,487 EUR 12,184,577 Morgan Stanley & Co. International plc 04/16/26 (212,664)
USD 128,004 GBP 95,000 Westpac Banking Corp. 04/16/26 (1,976)
USD 1,711,796 KRW 2,504,202,000 UBS AG 04/16/26 (18,683)
USD 1,527,235 NZD 2,640,000 Deutsche Bank AG 04/16/26 (66,635)
USD 2,838,555 SGD 3,624,000 Barclays Bank plc 04/16/26 (24,652)
PEN 14,251,702 USD 4,262,000 Citibank NA 05/04/26 (40,274)
USD 13,865,344 COP 53,244,274,197 JPMorgan Chase Bank NA 05/11/26 (231,024)
USD 2,364,824 BRL 13,185,787 JPMorgan Chase Bank NA 06/02/26 (73,635)
USD 759,421 COP 2,938,580,499 JPMorgan Chase Bank NA 07/07/26 (8,063)
USD 8,059,246 PLN 29,613,957 BNP Paribas SA 08/06/26 (276,439)
USD 2,657,456 PLN 9,868,701 HSBC Bank plc 08/06/26 (120,369)
USD 6,271,451 ZAR 108,829,922 Citibank NA 08/17/26 (370,353)
(15,432,789)
$ (9,681,912)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EUR Currency ................ One-Touch Bank of America NA 02/05/26 CZK 23.85 CZK 23.85 EUR 366 $ 130
USD Currency ................ One-Touch Bank of America NA 02/05/26 CZK 20.00 CZK 20.00 USD 256 4,649
USD Currency ................ One-Touch Bank of America NA 02/27/26 INR 88.15 INR 88.15 USD 639 4,356

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
EUR Currency ................ One-Touch Barclays Bank plc 07/21/26 HUF 375.00 HUF 375.00 EUR 364 $ 44,495
$ 53,630
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 30-Year Bond .................... 48 02/20/26 USD 116.00 USD 4,800 $ 30,000
Nasdaq-100 Index ........................... 3 09/18/26 USD 29,500.00 USD 7,666 122,459
$ 152,459
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Barclays Bank plc 02/06/26 BRL 5.55 USD 4,262 $ 881
EUR Currency ........................... HSBC Bank plc 02/10/26 USD 1.18 EUR 5,489 72,688
EUR Currency ........................... JPMorgan Chase Bank NA 02/10/26 USD 1.19 EUR 4,117 28,506
EUR Currency ........................... Citibank NA 02/25/26 USD 1.20 EUR 3,562 16,165
USD Currency ........................... JPMorgan Chase Bank NA 03/12/26 THB 32.00 USD 4,262 22,151
USD Currency ........................... Standard Chartered Bank 03/12/26 THB 32.70 USD 8,524 14,265
USD Currency ........................... HSBC Bank plc 03/19/26 THB 31.30 USD 2,131 31,357
USD Currency ........................... HSBC Bank plc 04/13/26 CLP 910.00 USD 2,131 16,097
USD Currency ........................... HSBC Bank plc 04/27/26 BRL 5.45 USD 4,262 73,799
USD Currency ........................... Morgan Stanley & Co. International plc 05/27/26 COP 3,920.00 USD 4,262 96,582
372,491
Put
GBP Currency ........................... Citibank NA 02/25/26 USD 1.36 GBP 4,683 24,615
GBP Currency ........................... Societe Generale SA 02/26/26 USD 1.37 GBP 4,643 42,238
USD Currency ........................... Bank of America NA 03/25/26 TRY 45.25 USD 1,066 15,672
USD Currency ........................... Citibank NA 03/25/26 TRY 45.25 USD 1,066 15,672
USD Currency ........................... HSBC Bank plc 01/08/27 INR 92.40 USD 8,524 87,882
186,079
$ 558,570
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Nasdaq-100 Index ............................ 3 09/18/26 USD 31,000.00 USD 7,666 $ (54,868)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Barclays Bank plc 02/05/26 CNH 6.98 USD 3,197 $ (1,518)
USD Currency ............................. Barclays Bank plc 02/06/26 BRL 5.75 USD 6,393 (198)
EUR Currency ............................. HSBC Bank plc 02/10/26 USD 1.19 EUR 8,234 (57,013)
EUR Currency ............................. Citibank NA 02/25/26 USD 1.22 EUR 7,124 (11,139)
EUR Currency ............................. HSBC Bank plc 03/05/26 BRL 6.45 EUR 1,820 (13,687)

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedules of Investments

OTC Currency Options Written (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ............................. JPMorgan Chase Bank NA 03/12/26 THB 32.70 USD 8,524 $ (14,265)
USD Currency ............................. JPMorgan Chase Bank NA 03/18/26 MXN 18.00 USD 2,131 (11,445)
USD Currency ............................. HSBC Bank plc 03/19/26 THB 31.90 USD 3,197 (21,412)
USD Currency ............................. Bank of America NA 03/25/26 TRY 47.50 USD 1,066 (10,089)
USD Currency ............................. Citibank NA 03/25/26 TRY 47.50 USD 1,066 (10,089)
USD Currency ............................. HSBC Bank plc 04/27/26 BRL 5.70 USD 6,393 (48,660)
USD Currency ............................. Morgan Stanley & Co. International plc 05/27/26 COP 4,200.00 USD 6,393 (58,607)
–
(258,122)
–
Put
USD Currency ............................. Barclays Bank plc 02/05/26 CNH 6.98 USD 3,197 (9,235)
USD Currency ............................. Bank of America NA 02/18/26 CLP 880.00 USD 1,066 (15,467)
USD Currency ............................. JPMorgan Chase Bank NA 03/18/26 MXN 17.50 USD 2,131 (23,950)
USD Currency ............................. HSBC Bank plc 04/13/26 CLP 850.00 USD 2,131 (17,699)
–
(66,351)
–
$ (324,473)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 45.V1 ................ 1 .00 % Quarterly 12/20/30 USD 13,818 $ (326,859) $ (295,226) $ (31,633)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Verizon Communications,
Inc. ............. 1 .00 % Quarterly 06/20/29 BBB+ USD 7,197 $ 134,433 $ 95,596 $ 38,837
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.72% Annual 6-mo. PRIBOR Semi-Annual N/A 12/17/27 CZK 101,850 $ (33,687) $ — $ (33,687)
3.71% Annual 6-mo. PRIBOR Semi-Annual N/A 12/17/27 CZK 33,950 (10,827) — (10,827)
1-week
CNREPOFIX_
CFXS Quarterly 1.52% Quarterly N/A 12/17/28 CNY 15,557 (2,544) — (2,544)
1-week
CNREPOFIX_
CFXS Quarterly 1.53% Quarterly N/A 12/17/28 CNY 46,671 (4,495) — (4,495)
3-mo. CD_KSDA Quarterly 2.79% Quarterly N/A 12/17/28 KRW 19,207,560 (161,068) — (161,068)
6-mo. PRIBOR Semi-Annual 3.88% Annual N/A 12/17/30 CZK 44,960 27,147 — 27,147
6-mo. PRIBOR Semi-Annual 3.95% Annual N/A 12/17/30 CZK 134,880 103,121 — 103,121

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.74% Annual 6-mo. WIBOR Semi-Annual 03/18/26
(a)
03/18/31 PLN 22,775 $ 20,612 $ — $ 20,612
$ (61,741) $ — $ (61,741)
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Toll Brothers Finance Corp. ... 1 .00 % Quarterly Bank of America NA 06/20/30 USD 128 $ (1,966) $ 50 $ (2,016)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 190 (2,919) 147 (3,066)
Campbell's Co. (The) ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 907 (15,092) (16,120) 1,028
Campbell's Co. (The) ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 4,537 (75,493) (78,394) 2,901
Campbell's Co. (The) ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 2,488 (41,399) (36,279) (5,120)
Campbell's Co. (The) ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 454 (7,554) (8,062) 508
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 704 (6,822) (7,101) 279
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 344 (3,337) (3,649) 312
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 344 (3,333) (3,943) 610
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 335 (3,246) (3,233) (13)
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 335 (3,246) (3,233) (13)
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 1,664 (16,124) (18,306) 2,182
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 2,865 (27,762) (30,373) 2,611
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 861 (8,343) (9,493) 1,150
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 948 (9,182) (8,329) (853)
Markit CDX North American High
Yield Index Series 45.V1 ... 5 .00 Quarterly Goldman Sachs International 12/20/30 USD 4,352 (683,141) (621,366) (61,775)
Markit CDX North American High
Yield Index Series 45.V1 ... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 16,964 (2,662,848) (2,423,648) (239,200)
$ – $ – $ –
$ (3,571,807) $ (3,271,332) $ (300,475)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Goldman Sachs
International 06/20/26 NR EUR 800 $ 12,229 $ (4,060) $ 16,289
Prudential Financial, Inc. . 1 .00 Quarterly Bank of America NA 06/20/26 A USD 4,810 21,018 14,431 6,587
TK Elevator Holdco GmbH 5 .00 Quarterly
Goldman Sachs
International 12/20/26 NR EUR 476 25,174 4,556 20,618
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 1,090 81,052 72,529 8,523
Verizon Communications,
Inc. ............. 1 .00 Quarterly Bank of America NA 06/20/27 BBB+ USD 5,712 60,253 51,226 9,027
ADLER Real Estate GmbH 5 .00 Quarterly Bank of America NA 12/20/27 NR EUR 304 19,563 (21,767) 41,330
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 513 33,051 (33,949) 67,000
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 183 11,759 (12,078) 23,837
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 NR EUR 149 9,590 (10,141) 19,731
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 NR EUR 312 20,071 (22,194) 42,265
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 226 14,552 (16,032) 30,584

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedules of Investments

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 414 $ 22,180 $ 18,813 $ 3,367
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 359 19,233 14,771 4,462
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 400 21,430 16,697 4,733
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 12/20/28 B- EUR 257 21,413 21,575 (162)
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 632 52,657 55,168 (2,511)
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 650 11,983 6,403 5,580
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,765 1,636 1,129
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,765 1,632 1,133
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 144 18,667 15,056 3,611
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 16,852 13,211 3,641
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 216 28,057 22,253 5,804
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 16,852 13,296 3,556
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 303 39,279 31,694 7,585
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 342 44,335 35,564 8,771
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB+ USD 282 6,086 3,570 2,516
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB+ USD 393 8,482 5,187 3,295
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 2,140 371,904 226,584 145,320
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 887 154,149 131,768 22,381
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 374 73,061 57,859 15,202
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 371 72,379 45,493 26,886
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 12/20/30 BBB- USD 1,704 33,776 24,447 9,329
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 470 50,304 55,992 (5,688)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 250 26,758 30,600 (3,842)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 240 25,687 28,391 (2,704)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 280 29,968 33,396 (3,428)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 240 25,687 28,264 (2,577)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 470 50,304 55,555 (5,251)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 120 12,844 14,499 (1,655)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 470 50,304 56,679 (6,375)
CCO Holdings LLC .... 5 .00 Quarterly
Goldman Sachs
International 12/20/30 BB- USD 1,760 188,373 204,331 (15,958)
CCO Holdings LLC .... 5 .00 Quarterly
Goldman Sachs
International 12/20/30 BB- USD 630 67,429 74,111 (6,682)
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- USD 230 24,617 26,631 (2,014)
Eutelsat SA .......... 5 .00 Quarterly Deutsche Bank AG 12/20/30 NR EUR 500 113,078 71,962 41,116
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 2,659 397,621 250,524 147,097
Oracle Corp. ......... 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BBB USD 2,210 (50,033) (10,562) (39,471)
Petroleos Mexicanos ... 1 .00 Quarterly BNP Paribas SA 12/20/30 BBB USD 4,766 (338,217) (393,272) 55,055
Petroleos Mexicanos ... 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BBB USD 864 (61,313) (76,983) 15,670
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/30 BB+ USD 1,124 17,641 122 17,519
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Goldman Sachs
International 12/20/30 BB+ USD 180 2,825 20 2,805
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB+ USD 120 1,883 13 1,870

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ZF Europe Finance BV .. 5 .00 % Quarterly Bank of America NA 12/20/30 BB- EUR 364 $ 45,656 $ 42,935 $ 2,721
$ 2,028,033 $ 1,278,406 $ 749,627
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day IBR Quarterly 9.31% Quarterly HSBC Bank plc 12/17/27 COP 6,295,000 $ (49,432) $ — $ (49,432)
1-day IBR Quarterly 9.38% Quarterly HSBC Bank plc 12/17/27 COP 6,295,000 (47,281) — (47,281)
1-day IBR Quarterly 9.54% Quarterly
Morgan Stanley & Co.
International plc 12/17/27 COP 12,491,466 (84,069) — (84,069)
4.44% Semi-Annual 1-day CLICP Semi-Annual Bank of America NA 12/17/27 CLP 3,155,176 (5,106) — (5,106)
4.50% Semi-Annual 1-day CLICP Semi-Annual Citibank NA 12/17/27 CLP 8,324,121 (24,759) — (24,759)
4.59% Semi-Annual 1-day CLICP Semi-Annual HSBC Bank plc 12/17/27 CLP 2,774,707 (14,052) — (14,052)
9.36% Quarterly 1-day IBR Quarterly HSBC Bank plc 12/17/29 COP 3,505,167 47,346 — 47,346
9.42% Quarterly 1-day IBR Quarterly HSBC Bank plc 12/17/29 COP 3,505,167 45,431 — 45,431
9.54% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 12/17/29 COP 6,878,674 81,941 — 81,941
9.22% Quarterly 1-day IBR Quarterly Citibank NA 12/17/30 COP 4,350,000 72,964 — 72,964
9.33% Quarterly 1-day IBR Quarterly Citibank NA 12/17/30 COP 13,050,000 204,003 — 204,003
$ 226,986 $ — $ 226,986
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 2,000 $ 57,744 $ (3,836) $ 61,580
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 28,000 144,036 (153,567) 297,603
$ 201,780 $ (157,403) $ 359,183
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .01%
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .75
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .68
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .64
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .73
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .44

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
Reference Index Reference Rate
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .69%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 95,596 $ (295,226) $ 189,717 $ (244,254) $ —
OTC Swaps ..................................................... 1,879,641 (4,029,970) 1,670,394 (635,073) —
Options Written ................................................... N/A N/A 153,273 (74,200) (379,341)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 4,008 $ — $ 4,644,117 $ — $ 4,648,125
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 5,750,877 — — 5,750,877
Options purchased
Investments at value — unaffiliated
(b)
............ — — 122,459 612,200 30,000 — 764,659
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 38,837 — — 150,880 — 189,717
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 2,739,167 — — 810,868 — 3,550,035
$ — $ 2,778,004 $ 126,467 $ 6,363,077 $ 5,635,865 $ — $ 14,903,413
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 70,324 $ 166,935 $ 17,795,142 $ — $ 18,032,401
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 15,432,789 — — 15,432,789
Options written
Options written at value ..................... — — 54,868 324,473 — — 379,341
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 31,633 — — 212,621 — 244,254
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 4,282,941 — — 382,102 — 4,665,043
$ — $ 4,314,574 $ 125,192 $ 15,924,197 $ 18,389,865 $ — $ 38,753,828
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (6,343,848) $ (31,790,800) $ 32,792,186 $ — $ (5,342,462)
Forward foreign currency exchange contracts .... — — — (3,395,205) — — (3,395,205)
Options purchased
(a)
..................... — — — (123,132) — — (123,132)
Options written ........................ — — — 66,981 — — 66,981
Swaps .............................. — (368,987) (81,702) — 205,217 — (245,472)
$ — $ (368,987) $ (6,425,550) $ (35,242,156) $ 32,997,403 $ — $ (9,039,290)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (144,234) $ 14,783,686 $ (19,545,859) $ — $ (4,906,407)
Forward foreign currency exchange contracts .... — — — (19,871,492) — — (19,871,492)
Options purchased
(b)
..................... — — (25,736) (233,959) 5,435 — (254,260)
Options written ........................ — — 16,749 62,324 — — 79,073
Swaps .............................. — (92,185) — — (150,766) — (242,951)
$ — $ (92,185) $ (153,221) $ (5,259,441) $ (19,691,190) $ — $ (25,196,037)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,690,329,008
Average notional value of contracts — short ................................................................................. 300,801,992
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 668,553,648
Average amounts sold — in USD ........................................................................................ 164,709,164
Options
Average value of option contracts purchased ................................................................................ 382,330
Average value of option contracts written ................................................................................... 189,670
Credit default swaps
Average notional value — buy protection ................................................................................... 56,611,816
Average notional value — sell protection ................................................................................... 45,008,338
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 18,899,738
Average notional value — receives fixed rate ................................................................................ 20,685,763
Total return swaps
Average notional value ............................................................................................... 33,500,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 843,998 $ 2,791,295
Forward f oreign currency exchange contracts ................................................................. 5,750,877 15,432,789
Options
(a)
......................................................................................... 764,659 379,341
Swaps — centrally cleared .............................................................................. — 25,388
Swaps — OTC
(b)
..................................................................................... 3,550,035 4,665,043
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 10,909,569 $ 23,293,856
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(996,457) (2,871,551)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 9,913,112 $ 20,422,305
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedules of Investments

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA ............................... $ 1,331,391 $ (1,158,701) $ (172,690) $ — $ —
Barclays Bank plc ................................ 1,354,161 (1,354,161) — — —
BNP Paribas SA ................................. 883,274 (883,274) — — —
Canadian Imperial Bank of Commerce .................. 936 (936) — — —
Citibank NA ..................................... 962,224 (665,248) (269,786) (27,190) —
Credit Agricole Corporate & Investment Bank SA ............ 509,834 (140,373) — — 369,461
Deutsche Bank AG ................................ 519,347 (519,347) — — —
Goldman Sachs International ......................... 498,454 (498,454) — — —
HSBC Bank plc .................................. 1,077,624 (472,194) — — 605,430
JPMorgan Chase Bank NA .......................... 855,951 (855,951) — — —
Morgan Stanley & Co. International plc .................. 1,560,253 (921,212) — (550,000) 89,041
Societe Generale SA .............................. 42,238 (10,865) — — 31,373
Standard Chartered Bank ........................... 52,314 — — — 52,314
Toronto Dominion Bank ............................. 136,260 (17,338) — — 118,922
UBS AG ....................................... 128,851 (51,510) — — 77,341
$ 9,913,112 $ (7,549,564) $ (442,476) $ (577,190) $ 1,343,882
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA ............................... $ 1,158,701 $ (1,158,701) $ — $ — $ —
Bank of New York Mellon ........................... 51,716 — — — 51,716
Barclays Bank plc ................................ 2,052,648 (1,354,161) — — 698,487
BNP Paribas SA ................................. 946,522 (883,274) — — 63,248
Canadian Imperial Bank of Commerce .................. 58,994 (936) — — 58,058
Citibank NA ..................................... 665,248 (665,248) — — —
Credit Agricole Corporate & Investment Bank SA ............ 140,373 (140,373) — — —
Deutsche Bank AG ................................ 1,329,744 (519,347) — — 810,397
Goldman Sachs International ......................... 710,003 (498,454) — — 211,549
HSBC Bank plc .................................. 472,194 (472,194) — — —
JPMorgan Chase Bank NA .......................... 5,884,056 (855,951) — (4,022,000) 1,006,105
Morgan Stanley & Co. International plc .................. 921,212 (921,212) — — —
Natwest Markets plc ............................... 5,693,757 — — — 5,693,757
Nomura International plc ............................ 193,334 — — — 193,334
Societe Generale SA .............................. 10,865 (10,865) — — —
State Street Bank and Trust Co. ....................... 62,114 — — — 62,114
Toronto Dominion Bank ............................. 17,338 (17,338) — — —
UBS AG ....................................... 51,510 (51,510) — — —
Westpac Banking Corp. ............................ 1,976 — — — 1,976
$ 20,422,305 $ (7,549,564) $ — $ (4,022,000) $ 8,850,741
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,082,034,444 $ — $ 1,082,034,444
Common Stocks
Aerospace & Defense .................................... 41,064,275 35,335,662 — 76,399,937
Air Freight & Logistics .................................... 7,307,341 980,775 — 8,288,116
Automobile Components .................................. 3,219,628 4,559,525 — 7,779,153
Automobiles .......................................... — 20,311,482 — 20,311,482
Banks ............................................... 88,945,742 98,075,134 116 187,020,992
Beverages ........................................... 28,014,345 1,509,921 — 29,524,266
Biotechnology ......................................... 6,786,772 4,802,543 — 11,589,315
Broadline Retail ........................................ 22,402,385 9,233,888 — 31,636,273
Building Products ....................................... 19,376,382 5,551,798 — 24,928,180
Capital Markets ........................................ 63,666,306 13,244,408 — 76,910,714
Chemicals ............................................ 31,074,648 16,767,931 — 47,842,579
Commercial Services & Supplies ............................. 2,882,493 10,115,732 — 12,998,225
Communications Equipment ................................ 9,833,753 3,245,884 — 13,079,637
Construction & Engineering ................................ 3,731,899 13,253,106 — 16,985,005
Construction Materials .................................... — 920,817 — 920,817
Consumer Finance ...................................... 5,964,815 94,493 — 6,059,308
Consumer Staples Distribution & Retail ........................ 39,307,986 7,518,638 — 46,826,624
Containers & Packaging .................................. 4,478,391 255,466 — 4,733,857
Diversified Consumer Services .............................. 4,586,601 27,766 — 4,614,367
Diversified REITs ....................................... 4,469,147 5,310,544 — 9,779,691
Diversified Telecommunication Services ........................ 21,969,235 16,752,977 — 38,722,212
Electric Utilities ........................................ 159,611,872 24,295,858 — 183,907,730
Electrical Equipment ..................................... 9,798,204 12,138,843 — 21,937,047
Electronic Equipment, Instruments & Components ................. 11,010,195 6,492,775 — 17,502,970
Energy Equipment & Services .............................. 4,937,404 242,860 — 5,180,264
Entertainment ......................................... 5,437,882 928,883 — 6,366,765
Financial Services ...................................... 19,889,376 3,889,724 488,961 24,268,061
Food Products ......................................... 17,946,832 10,853,448 — 28,800,280
Gas Utilities ........................................... 8,902,059 4,617,255 — 13,519,314
Ground Transportation ................................... 49,039,768 7,936,018 — 56,975,786
Health Care Equipment & Supplies ........................... 70,097,597 7,291,555 — 77,389,152
Health Care Providers & Services ............................ 89,060,226 943,084 — 90,003,310
Health Care REITs ...................................... 25,118,459 — — 25,118,459
Hotel & Resort REITs .................................... — 1,771,578 — 1,771,578
Hotels, Restaurants & Leisure .............................. 8,854,492 6,060,197 213,948 15,128,637
Household Durables ..................................... 1,204,818 14,380,433 — 15,585,251
Household Products ..................................... 14,675,128 461,615 — 15,136,743
Independent Power and Renewable Electricity Producers ............ — 3,013,128 — 3,013,128
Industrial Conglomerates .................................. 456,405 20,211,989 — 20,668,394
Industrial REITs ........................................ 24,050,578 22,664,864 — 46,715,442
Insurance ............................................ 37,636,528 44,087,294 — 81,723,822
Interactive Media & Services ............................... 62,464,165 687,112 — 63,151,277
IT Services ........................................... 15,443,767 6,581,691 588,309 22,613,767
Leisure Products ....................................... 3,823,540 — — 3,823,540
Life Sciences Tools & Services .............................. 15,255,726 1,219,491 — 16,475,217
Machinery ............................................ 51,180,095 17,959,381 — 69,139,476
Marine Transportation .................................... — 1,098,918 — 1,098,918
Media ............................................... 620,030 13,970,986 524,384 15,115,400
Metals & Mining ........................................ 15,456,761 7,839,049 80 23,295,890
Multi-Utilities .......................................... 77,958,266 23,547,474 — 101,505,740
Municipal-Education ..................................... — — 245,251 245,251
Office REITs .......................................... 17,160,046 84,320 — 17,244,366
Oil, Gas & Consumable Fuels ............................... 150,151,693 43,199,788 55 193,351,536

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedules of Investments

Level 1 Level 2 Level 3 Total
Passenger Airlines ...................................... $ — $ 501,809 $ — $ 501,809
Personal Care Products .................................. — 4,233,465 — 4,233,465
Pharmaceuticals ....................................... 55,182,895 111,029,969 — 166,212,864
Professional Services .................................... 28,367,262 6,833,156 — 35,200,418
Real Estate Management & Development ....................... — 35,891,658 8 35,891,666
Residential REITs ....................................... 24,335,684 3,240,956 — 27,576,640
Retail REITs .......................................... 24,484,806 618,054 — 25,102,860
Semiconductors & Semiconductor Equipment .................... 54,822,247 47,316,208 — 102,138,455
Software ............................................. 47,207,834 11,265,169 — 58,473,003
Specialized REITs ...................................... 52,744,181 6,656,869 — 59,401,050
Specialty Retail ........................................ 10,859,923 11,811,720 — 22,671,643
Technology Hardware, Storage & Peripherals .................... 27,505,821 28,915,802 — 56,421,623
Textiles, Apparel & Luxury Goods ............................ — 11,206,837 — 11,206,837
Tobacco ............................................. 4,602,153 23,307,644 — 27,909,797
Trading Companies & Distributors ............................ 10,725,408 12,902,382 — 23,627,790
Transportation Infrastructure ............................... 9,690,948 49,276,770 — 58,967,718
Water Utilities ......................................... 1,849,787 6,192,443 — 8,042,230
Wireless Telecommunication Services ......................... 11,468,798 5,528,925 4 16,997,727
Corporate Bonds
Aerospace & Defense .................................... — 43,873,160 — 43,873,160
Air Freight & Logistics .................................... — 2,133,342 — 2,133,342
Automobile Components .................................. — 32,511,954 — 32,511,954
Automobiles .......................................... — 15,951,021 — 15,951,021
Banks ............................................... — 208,486,165 — 208,486,165
Beverages ........................................... — 932,015 — 932,015
Biotechnology ......................................... — 9,554,146 — 9,554,146
Broadline Retail ........................................ — 16,632,009 — 16,632,009
Building Products ....................................... — 19,422,735 — 19,422,735
Capital Markets ........................................ — 122,253,783 — 122,253,783
Chemicals ............................................ — 50,796,964 — 50,796,964
Commercial Services & Supplies ............................. — 48,056,454 546,455 48,602,909
Communications Equipment ................................ — 7,221,567 — 7,221,567
Construction & Engineering ................................ — 7,327,661 — 7,327,661
Consumer Finance ...................................... — 59,493,170 — 59,493,170
Consumer Staples Distribution & Retail ........................ — 15,399,262 — 15,399,262
Containers & Packaging .................................. — 37,363,489 2,265,313 39,628,802
Distributors ........................................... — 1,441,705 — 1,441,705
Diversified Consumer Services .............................. — 9,022,960 — 9,022,960
Diversified REITs ....................................... — 15,947,244 — 15,947,244
Diversified Telecommunication Services ........................ — 75,805,084 — 75,805,084
Electric Utilities ........................................ — 109,671,617 3,032,150 112,703,767
Electrical Equipment ..................................... — 284,594 — 284,594
Electronic Equipment, Instruments & Components ................. — 3,832,115 — 3,832,115
Energy Equipment & Services .............................. — 16,206,912 — 16,206,912
Entertainment ......................................... — 8,788,104 — 8,788,104
Financial Services ...................................... — 59,812,948 11,023,817 70,836,765
Food Products ......................................... — 27,060,727 — 27,060,727
Gas Utilities ........................................... — 1,695,391 — 1,695,391
Ground Transportation ................................... — 43,635,786 — 43,635,786
Health Care Equipment & Supplies ........................... — 13,143,780 — 13,143,780
Health Care Providers & Services ............................ — 79,342,345 — 79,342,345
Health Care REITs ...................................... — 17,661,753 — 17,661,753
Health Care Technology .................................. — 799,992 — 799,992
Hotel & Resort REITs .................................... — 8,358,520 — 8,358,520
Hotels, Restaurants & Leisure .............................. — 63,468,546 — 63,468,546
Household Durables ..................................... — 8,854,643 — 8,854,643
Household Products ..................................... — 131,538 — 131,538
Independent Power and Renewable Electricity Producers ............ — 12,223,126 — 12,223,126
Industrial Conglomerates .................................. — 15,317,760 — 15,317,760
Industrial REITs ........................................ — 2,151,764 — 2,151,764
Insurance ............................................ — 60,650,600 — 60,650,600
Interactive Media & Services ............................... — 3,862,227 — 3,862,227
IT Services ........................................... — 60,571,056 — 60,571,056
Life Sciences Tools & Services .............................. — 366,498 — 366,498
Fair Value Hierarchy as of Period End (continued)

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Machinery ............................................ $ — $ 15,724,235 $ — $ 15,724,235
Marine Transportation .................................... — 1,892,491 — 1,892,491
Media ............................................... — 83,088,972 — 83,088,972
Metals & Mining ........................................ — 51,961,483 — 51,961,483
Mortgage Real Estate Investment Trusts (REITs) .................. — 1,996,115 — 1,996,115
Multi-Utilities .......................................... — 6,289,312 — 6,289,312
Office REITs .......................................... — 595,168 — 595,168
Oil, Gas & Consumable Fuels ............................... — 127,763,585 — 127,763,585
Paper & Forest Products .................................. — 5,879,071 — 5,879,071
Passenger Airlines ...................................... — 7,242,990 — 7,242,990
Personal Care Products .................................. — 3,729,378 — 3,729,378
Pharmaceuticals ....................................... — 55,484,466 — 55,484,466
Professional Services .................................... — 4,681,504 — 4,681,504
Real Estate Management & Development ....................... — 19,402,170 — 19,402,170
Residential REITs ....................................... — 5,749,713 — 5,749,713
Retail REITs .......................................... — 5,023,830 — 5,023,830
Semiconductors & Semiconductor Equipment .................... — 34,376,177 768,803 35,144,980
Software ............................................. — 57,699,179 3,491,250 61,190,429
Specialized REITs ...................................... — 17,846,625 — 17,846,625
Specialty Retail ........................................ — 18,229,685 — 18,229,685
Technology Hardware, Storage & Peripherals .................... — 5,197,880 — 5,197,880
Textiles, Apparel & Luxury Goods ............................ — 9,029,873 — 9,029,873
Tobacco ............................................. — 23,211,123 — 23,211,123
Trading Companies & Distributors ............................ — 24,751,842 — 24,751,842
Transportation Infrastructure ............................... — 639,630 — 639,630
Wireless Telecommunication Services ......................... — 35,320,579 — 35,320,579
Equity-Linked Notes ...................................... — 1,607,566,207 — 1,607,566,207
Fixed Rate Loan Interests
Financial Services ...................................... — — 30,061,135 30,061,135
Health Care Technology .................................. — 1,615,710 — 1,615,710
IT Services ........................................... — 273,944 — 273,944
Software ............................................. — 2,455,723 — 2,455,723
Floating Rate Loan Interests
Aerospace & Defense .................................... — 35,613,099 — 35,613,099
Automobile Components .................................. — 19,088,599 — 19,088,599
Automobiles .......................................... — 2,675,534 — 2,675,534
Beverages ........................................... — 3,906,026 — 3,906,026
Biotechnology ......................................... — 4,768,555 1,301,000 6,069,555
Broadline Retail ........................................ — 5,445,495 — 5,445,495
Building Products ....................................... — 13,899,890 265,000 14,164,890
Capital Markets ........................................ — 36,687,243 4,977,183 41,664,426
Chemicals ............................................ — 34,430,554 1,262,908 35,693,462
Commercial Services & Supplies ............................. — 34,814,155 2,244,996 37,059,151
Communications Equipment ................................ — 2,099,133 — 2,099,133
Construction & Engineering ................................ — 6,947,141 2,078,370 9,025,511
Construction Materials .................................... — 18,160,849 — 18,160,849
Consumer Staples Distribution & Retail ........................ — 2,346,020 2,263,168 4,609,188
Containers & Packaging .................................. — 20,717,054 1,412,826 22,129,880
Diversified Consumer Services .............................. — 8,747,932 — 8,747,932
Diversified REITs ....................................... — — 1,787,869 1,787,869
Diversified Telecommunication Services ........................ — 22,222,581 — 22,222,581
Electric Utilities ........................................ — 7,742,284 — 7,742,284
Electrical Equipment ..................................... — 199,853 — 199,853
Electronic Equipment, Instruments & Components ................. — 4,795,753 1,572,922 6,368,675
Energy Equipment & Services .............................. — 2,090,524 — 2,090,524
Entertainment ......................................... — 26,594,296 2,639,385 29,233,681
Financial Services ...................................... — 41,588,077 17,170,547 58,758,624
Food Products ......................................... — 16,044,117 — 16,044,117
Gas Utilities ........................................... — 896,793 — 896,793
Ground Transportation ................................... — 8,185,019 10,547,280 18,732,299
Health Care Equipment & Supplies ........................... — 14,672,892 — 14,672,892
Health Care Providers & Services ............................ — 25,716,060 421,239 26,137,299
Health Care Technology .................................. — 14,542,587 — 14,542,587
Hotels, Restaurants & Leisure .............................. — 59,740,846 14,582,237 74,323,083
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio
Consolidated Schedules of Investments

Level 1 Level 2 Level 3 Total
Household Durables ..................................... $ — $ 4,344,106 $ — $ 4,344,106
Household Products ..................................... — 1,386,457 — 1,386,457
Independent Power and Renewable Electricity Producers ............ — 8,109,987 — 8,109,987
Industrial Conglomerates .................................. — 18,185,330 — 18,185,330
Insurance ............................................ — 48,561,247 — 48,561,247
Interactive Media & Services ............................... — 1,191,949 — 1,191,949
IT Services ........................................... — 47,747,572 879,419 48,626,991
Leisure Products ....................................... — 401,114 — 401,114
Life Sciences Tools & Services .............................. — 2,070,012 — 2,070,012
Machinery ............................................ — 51,542,829 1,550,017 53,092,846
Media ............................................... — 15,761,211 1,042,892 16,804,103
Multi-Utilities .......................................... — 5,288,342 — 5,288,342
Oil, Gas & Consumable Fuels ............................... — 14,978,238 — 14,978,238
Paper & Forest Products .................................. — 3,614,728 — 3,614,728
Passenger Airlines ...................................... — 14,576,358 — 14,576,358
Pharmaceuticals ....................................... — 10,207,903 — 10,207,903
Professional Services .................................... — 22,118,496 3,472,848 25,591,344
Real Estate Management & Development ....................... — 432,954 — 432,954
Semiconductors & Semiconductor Equipment .................... — 4,902,587 — 4,902,587
Software ............................................. — 95,220,053 1,953,770 97,173,823
Specialty Retail ........................................ — 10,250,446 — 10,250,446
Technology Hardware, Storage & Peripherals .................... — 5,485,253 — 5,485,253
Tobacco ............................................. — 99,937 — 99,937
Trading Companies & Distributors ............................ — 7,894,584 — 7,894,584
Transportation Infrastructure ............................... — 9,364,364 1,224,216 10,588,580
Wireless Telecommunication Services ......................... — 4,055,408 2,077,000 6,132,408
Foreign Agency Obligations ................................. — 30,507,358 — 30,507,358
Foreign Government Obligations .............................. — 226,627,565 — 226,627,565
Investment Companies .................................... 510,287,625 — — 510,287,625
Non-Agency Mortgage-Backed Securities ........................ — 981,484,341 8,753,951 990,238,292
Preferred Securities
Automobiles .......................................... — 1,315,865 — 1,315,865
Banks ............................................... — 95,697,912 — 95,697,912
Broadline Retail ........................................ — 1,755,257 — 1,755,257
Capital Markets ........................................ — 24,316,286 — 24,316,286
Chemicals ............................................ — 1,636,139 — 1,636,139
Construction Materials .................................... — 566,190 — 566,190
Consumer Finance ...................................... — 4,545,156 — 4,545,156
Diversified REITs ....................................... — 1,574,982 — 1,574,982
Diversified Telecommunication Services ........................ — 4,566,674 — 4,566,674
Electric Utilities ........................................ — 16,328,393 — 16,328,393
Electrical Equipment ..................................... — 1,416,948 — 1,416,948
Financial Services ...................................... — 2,390,368 — 2,390,368
Gas Utilities ........................................... — 238,169 — 238,169
Household Products ..................................... — 6,355,303 — 6,355,303
Independent Power and Renewable Electricity Producers ............ — 5,263,669 — 5,263,669
Insurance ............................................ — 13,103,134 — 13,103,134
IT Services ........................................... — 46,685 61,838 108,523
Life Sciences Tools & Services .............................. — 138,349 — 138,349
Media ............................................... — 362,994 — 362,994
Multi-Utilities .......................................... — 10,728,146 — 10,728,146
Oil, Gas & Consumable Fuels ............................... — 14,072,063 — 14,072,063
Passenger Airlines ...................................... — 2,318,887 — 2,318,887
Pharmaceuticals ....................................... — 3,913,219 — 3,913,219
Real Estate Management & Development ....................... — 10,209,888 — 10,209,888
Wireless Telecommunication Services ......................... — 2,412,667 — 2,412,667
Rights ................................................ 12,020 — — 12,020
U.S. Government Sponsored Agency Securities .................... — 7,889,881 — 7,889,881
Warrants .............................................. — — — —
Short-Term Securities
Foreign Government Obligations .............................. — 30,462,953 — 30,462,953
Money Market Funds ...................................... 641,207,089 — — 641,207,089
Options Purchased
Equity contracts .......................................... — 122,459 — 122,459
Fair Value Hierarchy as of Period End (continued)

2026
Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
January 31, 2026
BlackRock Multi-Asset Income Portfolio

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Foreign currency exchange contracts ........................... $ — $ 612,200 $ — $ 612,200
Interest rate contracts ...................................... 30,000 — — 30,000
Unfunded Floating Rate Loan Interests
(a)
........................... — 1,596 63,437 65,033
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (6,736) — (6,736)
$ 2,891,708,537 $ 8,093,484,659 $ 138,856,357 $ 11,124,049,553
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 898,363 $ — $ 898,363
Equity contracts ........................................... 4,008 — — 4,008
Foreign currency exchange contracts ............................ — 5,750,877 — 5,750,877
Interest rate contracts ....................................... 4,644,117 961,748 — 5,605,865
Liabilities
Credit contracts ........................................... — (442,007) — (442,007)
Equity contracts ........................................... (70,324) (54,868) — (125,192)
Foreign currency exchange contracts ............................ (166,935) (15,757,262) — (15,924,197)
Interest rate contracts ....................................... (17,795,142) (437,320) — (18,232,462)
$ (13,384,276) $ (9,080,469) $ — $ (22,464,745)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2025 ............................ $ 2,749,871 $ 10,554,329 $ 29,961,173 $ 55,354,688 $ 28,645,355 $ 109,413 $ 102,319 $ 127,477,148
Transfers into Level 3 ...................................... — — — 6,281,965 — — — 6,281,965
Transfers out of Level 3 ..................................... — — — (5,320,805) (19,926,612) (46,685) — (25,294,102)
Accrued discounts/premiums .................................. — 23,646 — 18,359 13,870 — — 55,875
Net realized gain (loss) ..................................... 435,309 — — (1,368) — — — 433,941
Net change in unrealized appreciation (depreciation)
(a) (b)
................ (405,349) (827,279) 31,831 (1,437,057) 21,338 (890) (38,882) (2,656,288)
Purchases .............................................. 474,555 11,377,116 68,131 45,936,898 — — — 57,856,700
Sales ................................................. (1,193,270) (24) — (24,105,588) — — — (25,298,882)
Closing balance, as of January 31, 2026 ..........................
$ 2,061,116 $ 21,127,788 $ 30,061,135 $ 76,727,092 $ 8,753,951 $ 61,838 $ 63,437 $ 138,856,357
Net change in unrealized appreciation (depreciation) on investments still held at
January 31, 2026
(b)
......................................
$ (405,349) $ (827,279) $ 31,831 $ (1,183,693) $ 21,338 $ (890) $ (38,882) $ (2,402,924)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities
(unaudited)

January 31, 2026

Statements of Assets and Liabilities
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income
Portfolio
(a)
ASSETS
Investments, at value — unaffiliated
(b) (c)
........................................................................ $ 1,353,728,493 $ 9,972,496,542
Investments, at value — affiliated
(d)
........................................................................... 185,894,592 1,151,494,714
Cash .............................................................................................. 712,582 2,203,729
Cash pledged:
Collateral — OTC derivatives ............................................................................. 300,000 4,022,000
Futures contracts ..................................................................................... 13,779,740 41,529,000
Centrally cleared swaps ................................................................................. 64,000 6,874,000
Foreign currency, at value
(e)
................................................................................ 5,310,036 32,965,520
Receivables: – –
Investment s sold ..................................................................................... 5,347,044 37,746,900
Securities lending income — affiliated ....................................................................... 13,733,052 75,729
Swaps   ........................................................................................... — 58
Capital shares sold .................................................................................... 2,122,821 10,735,550
Foreign withholding tax claims ............................................................................ — 590,054
Dividends — unaffiliated ................................................................................ 628,809 6,066,810
Dividends — affiliated .................................................................................. 248,129 1,168,789
Interest — unaffiliated .................................................................................. 9,469,056 63,323,565
From the Manager .................................................................................... 67,861 217,417
Due from broker ...................................................................................... — 310,000
Variation margin on futures contracts ........................................................................ 60,767 843,998
Swap premiums paid .................................................................................... 119,428 1,879,641
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 1,051,640 5,750,877
OTC swaps ......................................................................................... 189,866 1,670,394
Unfunded floating rate loan interests ........................................................................ — 65,033
Prepaid e xpenses ...................................................................................... 70,390 58,754
Other assets .......................................................................................... — 180,172
Total a ssets ..........................................................................................
1,592,898,306 11,342,269,246
LIABILITIES
Cash received:
Collateral — OTC derivatives ............................................................................. 170,000 1,210,000
Collateral on securities loaned .............................................................................. 14,059,180 218,176,804
Options written, at value
(f)
................................................................................. 63,197 379,341

Statements of Assets and Liabilities
(unaudited) (continued)
January 31, 2026
2026
Semi-Annual Financial Statements and Additional Information

BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income
Portfolio
(a)
Payables: – –
Investments purchased ................................................................................. 115,691,765 391,220,428
Accounting services fees ................................................................................ 83,197 177,542
Dividends on short sales ................................................................................ 1,519,109 5,499,732
Administration fees .................................................................................... 49,117 308,660
Capital shares redeemed ................................................................................ 5,229,481 28,751,030
Custodian fees ....................................................................................... 7,523 118,517
Deferred foreign capital gain tax ........................................................................... — 823,628
Income dividend distributions ............................................................................. 801,162 5,504,094
Interest expense ..................................................................................... 190,834 52,132
Investment advisory fees ................................................................................ 591,436 4,037,716
Trustees' and Officer's fees .............................................................................. 67 —
Other affiliate fees .................................................................................... 483 6,711
Professional fees ..................................................................................... 28,296 106,124
Registration fees ..................................................................................... 10,140 757,432
Service and distribution fees .............................................................................. 40,926 1,005,412
Transfer agent fees ................................................................................... 399,502 2,651,033
Other accrued expenses ................................................................................ 75,680 97,188
Variation margin on futures contracts ........................................................................ 866,447 2,791,295
Variation margin on centrally cleared swaps ................................................................... 134,017 25,388
Swap premiums received ................................................................................. 27,930 4,029,970
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 2,498,134 15,432,789
OTC swaps ......................................................................................... 44,283 635,073
Unfunded floating rate loan interests ........................................................................ 754 6,736
Total li abilities .........................................................................................
142,582,660 683,804,775
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 1,450,315,646 $ 10,658,464,471

Statements of Assets and Liabilities
(unaudited) (continued)
January 31, 2026

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income
Portfolio
(a)
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 1,579,476,859 $ 11,987,616,586
Accumulated loss ...................................................................................... (129,161,213) (1,329,152,115)
NET ASSETS .........................................................................................
$ 1,450,315,646 $ 10,658,464,471
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated ................................................................... $ 1,320,594,363 $ 9,531,306,404
(c)
  Securities loaned, at value ........................................................................ $ 13,851,091 $ 213,337,890
(d)
  Investments, at cost — affiliated ..................................................................... $ 180,240,785 $ 1,121,784,440
(e)
  Foreign currency, at cost ......................................................................... $ 5,311,414 $ 33,187,457
(f)
  Premiums received ............................................................................. $ 75,449 $ 458,414

Statements of Assets and Liabilities
(unaudited) (continued)
January 31, 2026
2026
Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock Multi-
Asset Income
Portfolio
(a)
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 1,121,672,156 $ 6,101,171,938
Shares outstanding ...................................................................................
123,735,522 571,092,306
Net asset value .....................................................................................
$ 9.07 $ 10.68
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor A
Net assets .........................................................................................
$ 120,238,586 $ 3,591,451,016
Shares outstanding ...................................................................................
13,258,069 336,573,735
Net asset value .....................................................................................
$ 9.07 $ 10.67
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor C
Net assets .........................................................................................
$ 17,775,835 $ 294,040,805
Shares outstanding ...................................................................................
1,962,761 27,589,987
Net asset value .....................................................................................
$ 9.06 $ 10.66
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Class K
Net assets .........................................................................................
$ 190,629,069 $ 671,800,712
Shares outstanding ...................................................................................
21,016,570 62,915,624
Net asset value .....................................................................................
$ 9.07 $ 10.68
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001

Statements of Operations
(unaudited)

Six Months Ended January 31, 2026

Statements of Operations
See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock Multi-
Asset Income
Portfolio
(a)
INVESTMENT INCOME – –
Dividends — unaffiliated ............................................................................. $ 3,414,845 $ 35,151,501
Dividends — affiliated ............................................................................... 3,994,696 25,355,788
Interest — unaffiliated ............................................................................... 48,102,141 287,809,643
Securities lending income — affiliated — net ............................................................... 6,805 428,613
Payment-in-kind interest — unaffiliated ................................................................... 277,768 946,375
Foreign taxes withheld .............................................................................. (174,350) (1,076,709)
Foreign withholding tax claims ......................................................................... 48,487 137,420
Total investment income ...............................................................................
55,670,392 348,752,631
EXPENSES
Investment advisory ................................................................................ 4,047,241 27,488,480
Transfer agent — class specific ........................................................................ 606,047 3,553,519
Administration ................................................................................... 276,421 1,823,929
Accounting services ................................................................................ 243,191 506,337
Service and distribution — class specific .................................................................. 242,089 6,091,617
Administration — class specific ........................................................................ 137,342 1,064,252
Professional ..................................................................................... 116,559 166,139
Custodian ....................................................................................... 68,520 66,609
Registration ..................................................................................... 52,878 90,135
Printing and postage ............................................................................... 30,346 36,312
Trustees and Officer ................................................................................ 7,621 39,292
Miscellaneous .................................................................................... 35,239 83,330
Total expenses excluding interest expense ...................................................................
5,863,494 41,009,951
Interest expense .................................................................................. 7,360 36,247
Total e xpenses .....................................................................................
5,870,854 41,046,198
Less: – –
Administration fees waived by the Manager — class specific ..................................................... (136,807) (1,064,252)
Fees waived and/or reimbursed by the Manager ............................................................. (748,241) (3,673,010)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................ (309,190) (1,054,038)
Total ex penses after fees waived and/or reimbursed ............................................................
4,676,616 35,254,898
Net investment income ................................................................................
50,993,776 313,497,733
REALIZED AND UNREALIZED GAIN (LOSS) $ 45,875,637 $ 341,419,354
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... 32,982,395 290,392,933
Investments — affiliated ........................................................................... 4,713,297 30,960,771
Forward foreign currency exchange contracts ............................................................. (518,270) (3,395,205)
Foreign currency transactions ....................................................................... 1,234,599 7,838,543
Futures contracts ................................................................................ 830,075 (5,342,462)
Options written ................................................................................. 12,951 66,981
Short sales — unaffiliated .......................................................................... — (60,381)
Swaps   ...................................................................................... 68,625 (245,472)
39,323,672 320,215,708
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
........................................................................ 4,073,029 42,141,644
Investments — affiliated ........................................................................... 974,519 3,669,480
Forward foreign currency exchange contracts ............................................................. (2,396,015) (19,871,492)
Foreign currency translations ........................................................................ 2,822 377,803
Futures contracts ................................................................................ 3,909,063 (4,906,407)
Options written ................................................................................. 12,252 79,073
Swaps   ...................................................................................... (23,012) (242,951)
Unfunded floating rate loan interests ................................................................... (693) (43,504)
6,551,965 21,203,646
Net realized and unrealized gain .........................................................................
45,875,637 341,419,354
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 96,869,413 $ 654,917,087
(a)
  Consolidated Statement of Operations.
(b)
  Net of increase in deferred foreign capital gain tax of ..........................................................
$ — $ (27,319)

Statements of Changes in Net Assets

2026
Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Dynamic High Income Portfolio BlackRock Multi-Asset Income Portfolio
(a)
Six Months Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Six Months Ended
01/31/26
(unaudited)
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 50,993,776 $ 86,411,229 $ 313,497,733 $ 641,606,898
Net realized gain ................................................ 39,323,672 17,872,818 320,215,708 138,329,897
Net change in unrealized appreciation (depreciation) ........................ 6,551,965 2,168,136 21,203,646 42,586,909
Net increase in net assets resulting from operations ...........................
96,869,413 106,452,183 654,917,087 822,523,704
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Institutional ................................................... (41,502,008) (65,081,860) (216,133,621) (353,353,335)
Investor A .................................................... (4,549,116) (8,728,441) (125,127,612) (210,066,355)
Investor C .................................................... (642,547) (1,444,205) (9,548,204) (19,002,684)
Class K ...................................................... (7,445,467) (13,947,406) (24,285,379) (39,960,856)
Decrease in net assets resulting from distributions to shareholders .................
(54,139,138) (89,201,912) (375,094,816) (622,383,230)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
140,557,406 161,566,152 (52,833,048) (714,519,832)
NET ASSETS
Total increase (decrease) in net assets ................................... 183,287,681 178,816,423 226,989,223 (514,379,358)
Beginning of period ................................................
1,267,027,965 1,088,211,542 10,431,475,248 10,945,854,606
End of period ....................................................
$ 1,450,315,646 $ 1,267,027,965 $ 10,658,464,471 $ 10,431,475,248
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in equity swaps.
See notes to financial statements.
BlackRock Dynamic High Income Portfolio
Institutional
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period ...........
$ 8.78  $ 8.66  $ 8.28  $ 8.47  $ 10.23  $ 9.03
Net investment income
(a)
...................
0 .34  0 .66  0 .59  0 .51  0 .47  0 .50
Net realized and unrealized gain (loss) ..........
0 .31  0 .14  0 .39  ( 0 .19 ) ( 1 .54 ) 1 .20
Net increase (decrease) from investment operations .. 0.65  0.80  0.98  0.32  (1.07) 1.70
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .36 ) ( 0 .68 ) ( 0 .60 ) ( 0 .51 ) ( 0 .58 ) ( 0 .50 )
From net realized gain ..................... —  —  —  —  ( 0 .11 ) —
Total distributions .......................... (0.36) (0.68) (0.60) (0.51) (0.69) (0.50)
Net asset value, end of period ................ $ 9.07  $ 8.78  $ 8.66  $ 8.28  $ 8.47  $ 10.23
Total Return
(c)
Based on net asset value .................... 7.47%
(d)
9.55% 12.39% 4.18% (11.04)% 19.22%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.84%
(g)
0.84% 0.85% 0.84% 0.81% 0.81%
Total expenses after fees waived and/or reimbursed ..
0.65%
(g)
0.65% 0.65% 0.65% 0.65% 0.65%
Net investment income .....................
7.45%
(g)
7.54% 7.16% 6.39% 5.00% 5.12%
Supplemental Data
Net assets, end of period (000) ................ $ 1,121,672  $ 951,371  $ 763,465  $ 844,522  $ 924,072  $ 1,026,159
Portfolio turnover rate
(h)
...................... 66% 148% 109% 66%
(i)
59% 77%
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Portfolio turnover rate (including equity-linked notes) ....................... 151% 337% 272% 189% 196% 180%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
Semi-Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in equity swaps.
See notes to financial statements.
BlackRock Dynamic High Income Portfolio
Investor A
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period ...........
$ 8.78  $ 8.67  $ 8.29  $ 8.47  $ 10.24  $ 9.03
Net investment income
(a)
...................
0 .33  0 .63  0 .57  0 .49  0 .45  0 .47
Net realized and unrealized gain (loss) ..........
0 .31  0 .14  0 .39  ( 0 .18 ) ( 1 .56 ) 1 .21
Net increase (decrease) from investment operations .. 0.64  0.77  0.96  0.31  (1.11) 1.68
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .35 ) ( 0 .66 ) ( 0 .58 ) ( 0 .49 ) ( 0 .55 ) ( 0 .47 )
From net realized gain ..................... —  —  —  —  ( 0 .11 ) —
Total distributions .......................... (0.35) (0.66) (0.58) (0.49) (0.66) (0.47)
Net asset value, end of period ................ $ 9.07  $ 8.78  $ 8.67  $ 8.29  $ 8.47  $ 10.24
Total Return
(c)
Based on net asset value .................... 7.34%
(d)
9.15% 12.10% 4.04% (11.35)% 19.04%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ...........................
1.04%
(g)
1.06% 1.06% 1.05% 1.03% 1.04%
Total expenses after fees waived and/or reimbursed ..
0.90%
(g)
0.90% 0.90% 0.90% 0.90% 0.90%
Net investment income .....................
7.20%
(g)
7.29% 6.91% 6.15% 4.74% 4.87%
Supplemental Data
Net assets, end of period (000) ................ $ 120,239  $ 115,275  $ 116,971  $ 130,935  $ 136,426  $ 175,444
Portfolio turnover rate
(h)
...................... 66% 148% 109% 66%
(i)
59% 77%
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Portfolio turnover rate (including equity-linked notes) ....................... 151% 337% 272% 189% 196% 180%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in equity swaps.
See notes to financial statements.
BlackRock Dynamic High Income Portfolio
Investor C
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period ...........
$ 8.77  $ 8.66  $ 8.28  $ 8.46  $ 10.22  $ 9.02
Net investment income
(a)
...................
0 .29  0 .57  0 .51  0 .43  0 .38  0 .40
Net realized and unrealized gain (loss) ..........
0 .31  0 .13  0 .39  ( 0 .18 ) ( 1 .55 ) 1 .20
Net increase (decrease) from investment operations .. 0.60  0.70  0.90  0.25  (1.17) 1.60
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .31 ) ( 0 .59 ) ( 0 .52 ) ( 0 .43 ) ( 0 .48 ) ( 0 .40 )
From net realized gain ..................... —  —  —  —  ( 0 .11 ) —
Total distributions .......................... (0.31) (0.59) (0.52) (0.43) (0.59) (0.40)
Net asset value, end of period ................ $ 9.06  $ 8.77  $ 8.66  $ 8.28  $ 8.46  $ 10.22
Total Return
(c)
Based on net asset value .................... 6.95%
(d)
8.36% 11.29% 3.27% (11.94)% 18.06%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ...........................
1.83%
(g)
1.83% 1.84% 1.84% 1.80% 1.80%
Total expenses after fees waived and/or reimbursed ..
1.65%
(g)
1.65% 1.65% 1.65% 1.65% 1.65%
Net investment income .....................
6.46%
(g)
6.54% 6.16% 5.39% 4.00% 4.13%
Supplemental Data
Net assets, end of period (000) ................ $ 17,776  $ 18,882  $ 24,119  $ 28,629  $ 35,475  $ 46,242
Portfolio turnover rate
(h)
...................... 66% 148% 109% 66%
(i)
59% 77%
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Portfolio turnover rate (including equity-linked notes) ....................... 151% 337% 272% 189% 196% 180%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
Semi-Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in equity swaps.
See notes to financial statements.
BlackRock Dynamic High Income Portfolio
Class K
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period ...........
$ 8.79  $ 8.67  $ 8.29  $ 8.47  $ 10.24  $ 9.04
Net investment income
(a)
...................
0 .34  0 .66  0 .60  0 .52  0 .48  0 .50
Net realized and unrealized gain (loss) ..........
0 .30  0 .14  0 .38  ( 0 .19 ) ( 1 .56 ) 1 .20
Net increase (decrease) from investment operations .. 0.64  0.80  0.98  0.33  (1.08) 1.70
Distributions
(b)
– – – – – –
From net investment income ................ ( 0 .36 ) ( 0 .68 ) ( 0 .60 ) ( 0 .51 ) ( 0 .58 ) ( 0 .50 )
From net realized gain ..................... —  —  —  —  ( 0 .11 ) —
Total distributions .......................... (0.36) (0.68) (0.60) (0.51) (0.69) (0.50)
Net asset value, end of period ................ $ 9.07  $ 8.79  $ 8.67  $ 8.29  $ 8.47  $ 10.24
Total Return
(c)
Based on net asset value .................... 7.37%
(d)
9.60% 12.43% 4.35% (11.09)% 19.27%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.74%
(g)
0.75% 0.76% 0.76% 0.72% 0.72%
Total expenses after fees waived and/or reimbursed ..
0.60%
(g)
0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income .....................
7.50%
(g)
7.59% 7.21% 6.44% 5.05% 5.14%
Supplemental Data
Net assets, end of period (000) ................ $ 190,629  $ 181,500  $ 183,657  $ 192,408  $ 217,072  $ 263,934
Portfolio turnover rate
(h)
...................... 66% 148% 109% 66%
(i)
59% 77%
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Portfolio turnover rate (including equity-linked notes) ....................... 151% 337% 272% 189% 196% 180%

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(j)
Excludes underlying investments in equity swaps.
See notes to financial statements.
BlackRock Multi-Asset Income Portfolio
Institutional
Six Months
Ended
01/31/26
(unaudited)
(a)
Year Ended
07/31/25
(a)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period ...........
$ 10.40  $ 10.20  $ 9.84  $ 10.04  $ 11.54  $ 10.62
Net investment income
(b)
...................
0 .32  0 .63  0 .61  0 .55  0 .47  0 .49
Net realized and unrealized gain (loss) ..........
0 .34  0 .18  0 .37  ( 0 .20 ) ( 1 .36 ) 0 .91
Net increase (decrease) from investment operations .. 0.66  0.81  0.98  0.35  (0.89) 1.40
Distributions from net investment income
(c)
...... (0.38) (0.61) (0.62) (0.55) (0.61) (0.48)
Net asset value, end of period ................ $ 10.68  $ 10.40  $ 10.20  $ 9.84  $ 10.04  $ 11.54
Total Return
(d)
Based on net asset value .................... 6.46%
(e)
8.22% 10.35% 3.77% (8.03)% 13.40%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...........................
0.67%
(h)
0.66% 0.67% 0.66% 0.65% 0.65%
Total expenses after fees waived and/or reimbursed ..
0.55%
(h)
0.55% 0.56% 0.55% 0.55% 0.55%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense and
professional fees for foreign withholding tax claims .
0.55%
(h)
0.55% 0.55% 0.55% 0.55% 0.55%
Net investment income .....................
6.00%
(h)
6.17% 6.22% 5.65% 4.27% 4.36%
Supplemental Data
Net assets, end of period (000) ................ $ 6,101,172  $ 5,863,140  $ 6,025,063  $ 6,755,645  $ 8,470,092  $ 10,280,019
Portfolio turnover rate
(i)
...................... 54% 99% 83% 56%
(j)
57% 74%
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Portfolio turnover rate (including equity-linked notes) ....................... 100% 197% 162% 120% 130% 135%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
Semi-Annual Financial Statements and Additional Information

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(j)
Excludes underlying investments in equity swaps.
See notes to financial statements.
BlackRock Multi-Asset Income Portfolio
Investor A
Six Months
Ended
01/31/26
(unaudited)
(a)
Year Ended
07/31/25
(a)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period ...........
$ 10.39  $ 10.19  $ 9.83  $ 10.03  $ 11.53  $ 10.61
Net investment income
(b)
...................
0 .31  0 .61  0 .59  0 .52  0 .44  0 .46
Net realized and unrealized gain (loss) ..........
0 .34  0 .18  0 .36  ( 0 .19 ) ( 1 .36 ) 0 .91
Net increase (decrease) from investment operations .. 0.65  0.79  0.95  0.33  (0.92) 1.37
Distributions from net investment income
(c)
...... (0.37) (0.59) (0.59) (0.53) (0.58) (0.45)
Net asset value, end of period ................ $ 10.67  $ 10.39  $ 10.19  $ 9.83  $ 10.03  $ 11.53
Total Return
(d)
Based on net asset value .................... 6.33%
(e)
7.95% 10.08% 3.51% (8.27)% 13.13%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...........................
0.90%
(h)
0.90% 0.91% 0.89% 0.89% 0.88%
Total expenses after fees waived and/or reimbursed ..
0.80%
(h)
0.80% 0.81% 0.80% 0.80% 0.80%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense and
professional fees for foreign withholding tax claims .
0.80%
(h)
0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income .....................
5.75%
(h)
5.92% 5.98% 5.41% 4.03% 4.10%
Supplemental Data
Net assets, end of period (000) ................ $ 3,591,451  $ 3,577,295  $ 3,802,753  $ 4,118,370  $ 4,786,022  $ 5,383,460
Portfolio turnover rate
(i)
...................... 54% 99% 83% 56%
(j)
57% 74%
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Portfolio turnover rate (including equity-linked notes) ....................... 100% 197% 162% 120% 130% 135%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(j)
Excludes underlying investments in equity swaps.
See notes to financial statements.
BlackRock Multi-Asset Income Portfolio
Investor C
Six Months
Ended
01/31/26
(unaudited)
(a)
Year Ended
07/31/25
(a)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period ...........
$ 10.38  $ 10.18  $ 9.81  $ 10.02  $ 11.51  $ 10.59
Net investment income
(b)
...................
0 .27  0 .53  0 .51  0 .45  0 .36  0 .37
Net realized and unrealized gain (loss) ..........
0 .34  0 .18  0 .38  ( 0 .20 ) ( 1 .35 ) 0 .91
Net increase (decrease) from investment operations .. 0.61  0.71  0.89  0.25  (0.99) 1.28
Distributions from net investment income
(c)
...... (0.33) (0.51) (0.52) (0.46) (0.50) (0.36)
Net asset value, end of period ................ $ 10.66  $ 10.38  $ 10.18  $ 9.81  $ 10.02  $ 11.51
Total Return
(d)
Based on net asset value .................... 5.93%
(e)
7.15% 9.38% 2.63% (8.89)% 12.30%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...........................
1.67%
(h)
1.67% 1.68% 1.67% 1.66% 1.65%
Total expenses after fees waived and/or reimbursed ..
1.55%
(h)
1.55% 1.56% 1.55% 1.55% 1.55%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense and
professional fees for foreign withholding tax claims .
1.55%
(h)
1.55% 1.55% 1.55% 1.55% 1.55%
Net investment income .....................
4.99%
(h)
5.17% 5.23% 4.64% 3.26% 3.36%
Supplemental Data
Net assets, end of period (000) ................ $ 294,041  $ 325,461  $ 454,149  $ 666,495  $ 1,010,613  $ 1,498,142
Portfolio turnover rate
(i)
...................... 54% 99% 83% 56%
(j)
57% 74%
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Portfolio turnover rate (including equity-linked notes) ....................... 100% 197% 162% 120% 130% 135%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
Semi-Annual Financial Statements and Additional Information

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(j)
Excludes underlying investments in equity swaps.
BlackRock Multi-Asset Income Portfolio
Class K
Six Months
Ended
01/31/26
(unaudited)
(a)
Year Ended
07/31/25
(a)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of period ...........
$ 10.40  $ 10.20  $ 9.83  $ 10.04  $ 11.53  $ 10.61
Net investment income
(b)
...................
0 .32  0 .64  0 .62  0 .55  0 .47  0 .49
Net realized and unrealized gain (loss) ..........
0 .35  0 .18  0 .37  ( 0 .20 ) ( 1 .35 ) 0 .91
Net increase (decrease) from investment operations .. 0.67  0.82  0.99  0.35  (0.88) 1.40
Distributions from net investment income
(c)
...... (0.39) (0.62) (0.62) (0.56) (0.61) (0.48)
Net asset value, end of period ................ $ 10.68  $ 10.40  $ 10.20  $ 9.83  $ 10.04  $ 11.53
Total Return
(d)
Based on net asset value .................... 6.48%
(e)
8.27% 10.52% 3.71% (7.90)% 13.47%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...........................
0.59%
(h)
0.60% 0.61% 0.60% 0.59% 0.58%
Total expenses after fees waived and/or reimbursed ..
0.50%
(h)
0.50% 0.51% 0.50% 0.50% 0.50%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense and
professional fees for foreign withholding tax claims .
0.50%
(h)
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income .....................
6.06%
(h)
6.23% 6.28% 5.70% 4.34% 4.41%
Supplemental Data
Net assets, end of period (000) ................ $ 671,801  $ 665,579  $ 663,889  $ 698,375  $ 1,027,724  $ 1,109,227
Portfolio turnover rate
(i)
...................... 54% 99% 83% 56%
(j)
57% 74%
Six Months
Ended
01/31/26
(unaudited)
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Portfolio turnover rate (including equity-linked notes) ....................... 100% 197% 162% 120% 130% 135%
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the
Investor A Shares distribution and service plan).
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
 A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation:  The accompanying consolidated financial statements of Multi-Asset Income include the accounts of BR-INC Subsidiary, LLC (the “Taxable
Subsidiary”), which is a wholly-owned taxable subsidiary of Multi-Asset Income. The Taxable Subsidiary enables Multi-Asset Income to hold certain pass-through investments and satisfy Regulated Investment Company (“RIC”) tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for Multi-Asset Income. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for Multi-Asset Income. Taxes
payable or deferred as of January 31, 2026 , if any, are disclosed in the Consolidated Statement of Assets and Liabilities. Multi-Asset Income may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $237,160, which is less than 0.1% of Multi-Asset Income's consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Dynamic High Income Portfolio ........................................ Dynamic High Income Diversified
BlackRock Multi-Asset Income Portfolio .......................................... Multi-Asset Income Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)
2026
Semi-Annual Financial Statements and Additional Information

(losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. Multi-Asset Income has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2026 , if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with
U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and Over-the-counter (“OTC”) options and options on swaps (“swaptions”)
are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Notes to Financial Statements
(unaudited) (continued)
2026
Semi-Annual Financial Statements and Additional Information

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-
traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations,

Notes to Financial Statements
(unaudited) (continued)
2026
Semi-Annual Financial Statements and Additional Information

is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statements of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedules of Investments.
A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the
Statements of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Dynamic High Income Chicago US MidCo III LP, Delayed Draw 1st Lien Term Loan .... $ 62,272 $ 62,116 $ 62,078 $ (38)
Dynamic High Income Citrin Cooperman Advisors LLC, Delayed Draw 1st Lien Term Loan 126,881 125,612 125,454 (158)
Dynamic High Income CP Iris Holdco I, Inc., Delayed Draw 1st Lien Term Loan ....... 31,760 31,761 31,522 (239)
Dynamic High Income Kaman Corp., Delayed Draw 1st Lien Term Loan ............ 12,007 11,992 11,991 (1)
Dynamic High Income Pinnacle Buyer LLC, Delayed Draw 1st Lien Term Loan B ...... 41,907 41,907 41,907 –
Dynamic High Income Pye-Barker Fire & Safety LLC, Delayed Draw 1st Lien Term Loan 41,600 41,601 41,583 (18)
Dynamic High Income Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan 12,810 12,748 12,669 (79)
Dynamic High Income SWF Holdings I Corp., Delayed Draw 1st Lien Term Loan ...... 27,776 27,777 27,556 (221)
$ (754)
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Multi-Asset Income AS HC LP - Note A - Assignment, Delayed Draw 1st Lien Term Loan $ 1,626,298 $ 1,509,058 $ 1,525,448 $ 16,390
Multi-Asset Income Chicago US MidCo III LP, Delayed Draw 1st Lien Term Loan .... 402,520 401,514 401,264 (250)
Multi-Asset Income Citrin Cooperman Advisors LLC, Delayed Draw 1st Lien Term Loan 821,387 813,173 812,146 (1,027)
Multi-Asset Income CML Project Crabtree, Delayed Draw 1st Lien Term Loan ...... 1,338,644 1,329,943 1,329,971 28
Multi-Asset Income CP Iris Holdco I, Inc., Delayed Draw 1st Lien Term Loan ....... 214,073 214,073 212,467 (1,606)
Multi-Asset Income CTP-02 Propco LLC ............................... 1,623,285 1,576,875 1,622,606 45,731
Multi-Asset Income Goodarz Holding Co. SARL, Delayed Draw 1st Lien Term Loan .. 1,199,002 1,311,904 1,313,192 1,288
Multi-Asset Income
GrafTech Global Enterprises, Inc., Delayed Draw 1st Lien Term
Loan ......................................... 112,606 112,606 114,202 1,596
Multi-Asset Income Kaman Corp., Delayed Draw 1st Lien Term Loan ............ 78,270 78,172 78,161 (11)
Multi-Asset Income Pinnacle Buyer LLC, Delayed Draw 1st Lien Term Loan B ...... 271,745 271,745 271,745 –
Multi-Asset Income Pye-Barker Fire & Safety LLC, Delayed Draw 1st Lien Term Loan 268,580 268,580 268,467 (113)
Multi-Asset Income Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan 71,889 71,539 71,099 (440)
Multi-Asset Income SWF Holdings I Corp., Delayed Draw 1st Lien Term Loan ...... 415,252 415,252 411,963 (3,289)
$ 58,297

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
As of period end, the following tables are a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Dynamic High Income
Barclays Capital, Inc. .......................... $ 106,999 $ (106,999) $ — $ —
Citigroup Global Markets, Inc. .................... 1,013,375 (1,013,375) — —
Jefferies LLC ............................... 20,801 (20,801) — —
Morgan Stanley .............................. 12,709,916 (12,709,916) — —
$ 13,851,091 $ (13,851,091) $
—
$ —
Multi-Asset Income
Barclays Capital, Inc. .......................... 36,879,880 (36,879,880) — —
Citigroup Global Markets, Inc. .................... 396,393 (396,393) — —
Goldman Sachs & Co. LLC ...................... 238,006 (238,006) — —
J.P. Morgan Securities LLC ...................... 31,126,135 (31,126,135) — —
UBS Securities LLC ........................... 144,697,476 (144,697,476) — —
$ 213,337,890 $ (213,337,890) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in these tables. The total cash collateral received by each Fund is disclosed in the Funds'
Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2026
Semi-Annual Financial Statements and Additional Information

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Foreign currency options - The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the  Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of  each Fund , entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

Notes to Financial Statements
(unaudited) (continued)
2026
Semi-Annual Financial Statements and Additional Information

For such services, Dynamic High Income pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Dynamic High
Income’s net assets:
For such services, Multi-Asset Income pays the Manager a monthly fee, based on the average daily net assets that are attributable to Multi-Asset Income's direct investments in fixed-income and equity securities and instruments, including ETFs advised by the Manager or other investment advisers, other investments, and cash and cash equivalents
(including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), BlackRock (Singapore) Limited
(“BSL”) and BlackRock Asset Management North Asia Limited (“BAMNA”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL, BSL and BAMNA for services they provide for that portion of each Fund for which BIL, BSL and BAMNA acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended January 31, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended January 31, 2026, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.600%
$1 billion - $2 billion ..................................................................................................... 0.550
$2 billion - $3 billion ..................................................................................................... 0.525
Greater than $3 billion ................................................................................................... 0.500
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75
Fund Name Investor A Investor C Total
Dynamic High Income .............................................................................. $ 148,825 $ 93,264 $ 242,089
Multi-Asset Income ............................................................................... 4,529,116 1,562,501 6,091,617
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 104,839 $ 11,906 $ 1,865 $ 18,732 $ 137,342
Multi-Asset Income .............................................................. 603,295 362,329 31,250 67,378 1,064,252

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended January 31, 2026, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2026, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended January 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  six months ended  January 31, 2026 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the six months ended January 31, 2026, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”)
through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2026 , the amounts waived were as follows:
With respect to Dynamic High Income, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated ETFs that have a contractual management fee through June 30, 2027. With respect to Multi-Asset Income, the
Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income ETFs that have a contractual management fee through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of
Operations. For the six months ended January 31, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name Institutional
Multi-Asset Income ........................................................................................................ $ 16,767
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 754 $ 697 $ 311 $ 155 $ 1,917
Multi-Asset Income .............................................................. 5,321 17,119 4,749 582 27,771
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 559,443 $ 34,370 $ 8,654 $ 3,580 $ 606,047
Multi-Asset Income .............................................................. 2,329,708 1,077,314 131,226 15,271 3,553,519
Fund Name Other Fees
Dynamic High Income ...................................................................................................... $ 2,106
Multi-Asset Income ....................................................................................................... 22,966
Fund Name Investor A Investor C
Dynamic High Income ........................................................................................... $ 2,656 $ 50
Multi-Asset Income ............................................................................................ 32,785 4,183
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Dynamic High Income ...................................................................................................... $ 37,099
Multi-Asset Income ....................................................................................................... 190,019
Fund Name Amount Waived
Dynamic High Income ...................................................................................................... $ 220,627
Multi-Asset Income ....................................................................................................... 1,497,579
Fund Name Institutional Investor A Investor C Class K
Dynamic High Income ................................................................... 0.65% 0.90% 1.65% 0.60%
Multi-Asset Income .................................................................... 0.55 0 .80 1.55 0.50

Notes to Financial Statements
(unaudited) (continued)
2026
Semi-Annual Financial Statements and Additional Information

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended January 31, 2026, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended January 31, 2026, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending agreements were in place for each Fund for the calendar year ended December 31, 2025.
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Dynamic High Income ........................................................................................................ $ 490,515
Multi-Asset Income ......................................................................................................... 1,985,412
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Dynamic High Income
Institutional .................................................................................... $ 104,839 $ 296,392
Investor A ..................................................................................... 11,371 5,139
Investor C ..................................................................................... 1,865 4,079
Class K ...................................................................................... 18,732 3,580
$ 136,807 $ 309,190
Multi-Asset Income
Institutional .................................................................................... 603,295 815,776
Investor A ..................................................................................... 362,329 170,034
Investor C ..................................................................................... 31,250 52,957
Class K ...................................................................................... 67,378 15,271
$ 1,064,252 $ 1,054,038
$ — $ —

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended January 31, 2026, each Fund paid BIM the following amounts for securities lending agent services:
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2026, the purchase and sale transactions and any net realized gains (losses)
with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities and equity linked notes, were as follows:
For the six months ended January 31, 2026, purchases and sales related to equity-linked notes were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2025, the Funds had non-expiring capital loss carryforwards as follows:
(a)
Amounts available to offset future realized capital gains.
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name Amounts
Dynamic High Income ...................................................................................................... $ 1,311
Multi-Asset Income ....................................................................................................... 85,841
Fund Name Purchases Sales
Net Realized
Gain
Dynamic High Income ................................................................... $ 43,981,036 $ 41,721,066 $ 3,777,754
Multi-Asset Income .................................................................... 143,690,765 199,098,448 8,244,554
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Dynamic High Income ................................................... $ — $ — $ 633,737,838 $ 599,160,714
Multi-Asset Income .................................................... 4,272,568 798,656 4,716,854,117 4,935,606,612
Fund Name Purchases Sales
Dynamic High Income ................................................................................... $ 1,474,431,502 $ 1,335,388,009
Multi-Asset Income .................................................................................... 5,528,492,465 5,151,495,326
Fund Name
Non-expiring Capital
Loss Carryforwards
(a)
Dynamic High Income .................................................................................................. $ (201,788,758)
Multi-Asset Income ................................................................................................... (1,871,353,807)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Dynamic High Income .............................................. $ 1,503,460,139 $ 66,976,081 $ (30,884,357) $ 36,091,724
Multi-Asset Income ................................................ 10,697,753,675 650,176,142 (245,944,892) 404,231,250

Notes to Financial Statements
(unaudited) (continued)
2026
Semi-Annual Financial Statements and Additional Information

9. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2026, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
01/31/26
Year Ended
07/31/25
Fund Name/Share Class
Shares Amount Shares Amount
Dynamic High Income
Institutional
Shares sold ..........................................
25,084,606 $ 224,668,462 38,798,513 $ 335,858,956
Shares issued in reinvestment of distributions .....................
4,144,420 37,219,023 6,585,515 57,327,614
Shares redeemed ......................................
(13,848,234) (124,093,152) (25,148,663) (218,280,007)
15,380,792 $ 137,794,333 20,235,365 $ 174,906,563
Investor A
Shares sold and automatic conversion of shares ....................
1,222,219 $ 10,965,564 2,304,396 $ 20,056,844
Shares issued in reinvestment of distributions .....................
456,973 4,105,532 883,325 7,695,076
Shares redeemed ......................................
(1,544,884) (13,838,755) (3,559,122) (30,903,382)
134,308 $ 1,232,341 (371,401) $ (3,151,462)
Investor C
Shares sold ..........................................
101,123 $ 905,737 96,682 $ 840,287
Shares issued in reinvestment of distributions .....................
70,186 629,567 159,906 1,391,434
Shares redeemed and automatic conversion of shares ...............
(361,175) (3,230,401) (890,343) (7,722,429)
(189,866) $ (1,695,097) (633,755) $ (5,490,708)

Notes to Financial Statements
(unaudited) (continued)
2026
Semi-Annual Financial Statements and Additional Information

As of January 31, 2026, BlackRock HoldCo 2, Inc., an affiliate of the Fund, owned 22,548 Class K Shares of Dynamic High Income.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Six Months Ended
01/31/26
Year Ended
07/31/25
Fund Name/Share Class
Shares Amount Shares Amount
Class K
Shares sold ..........................................
1,452,584 $ 13,025,865 2,181,500 $ 18,865,505
Shares issued in reinvestment of distributions .....................
827,282 7,432,384 1,596,943 13,916,565
Shares redeemed ......................................
(1,923,360) (17,232,420) (4,304,240) (37,480,311)
356,506 $ 3,225,829 (525,797) $ (4,698,241)
15,681,740 $ 140,557,406 18,704,412 $ 161,566,152
Multi-Asset Income
Institutional
Shares sold ..........................................
43,563,209 $ 461,795,459 81,244,489 $ 833,029,522
Shares issued in reinvestment of distributions .....................
18,488,475 196,082,091 30,821,136 317,084,332
Shares redeemed ......................................
(54,535,862) (578,047,899) (138,996,753) (1,423,740,957)
7,515,822 $ 79,829,651 (26,931,128) $ (273,627,103)
Investor A
Shares sold and automatic conversion of shares ....................
16,529,006 $ 174,928,537 37,202,666 $ 381,001,887
Shares issued in reinvestment of distributions .....................
11,265,132 119,335,739 19,245,135 197,764,535
Shares redeemed ......................................
(35,484,159) (375,591,840) (85,324,307) (873,298,883)
(7,690,021) $ (81,327,564) (28,876,506) $ (294,532,461)
Investor C
Shares sold ..........................................
1,409,497 $ 14,908,016 2,038,988 $ 20,881,546
Shares issued in reinvestment of distributions .....................
882,769 9,337,955 1,804,677 18,521,533
Shares redeemed and automatic conversion of shares ...............
(6,062,166) (64,081,280) (17,101,456) (174,788,404)
(3,769,900) $ (39,835,309) (13,257,791) $ (135,385,325)
Class K
Shares sold ..........................................
4,032,617 $ 42,679,626 11,475,933 $ 117,545,044
Shares issued in reinvestment of distributions .....................
2,199,902 23,318,117 3,709,789 38,149,044
Shares redeemed ......................................
(7,326,846) (77,497,569) (16,277,697) (166,669,031)
(1,094,327) $ (11,499,826) (1,091,975) $ (10,974,943)
(5,038,426) $ (52,833,048) (70,157,400) $ (714,519,832)

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2026
Semi-Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock (Singapore) Limited
079912 Singapore
BlackRock Asset Management North Asia Limited
Hong Kong
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CNREPOFIX_CFXS China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
IBR Colombian Reference Banking Indicator
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Funds II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date: March 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date: March 23, 2026

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: March 23, 2026